January 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock FundsSM
• BlackRock Global Equity Market Neutral Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2025
BlackRock Global Equity Market Neutral Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
United States — 1.8%
Beta Bionics, Inc.(a)	62,629	$ 1,491,197
Citigroup, Inc.	255,000	20,764,650
Flowco Holdings, Inc., Class A, Class A(a)	53,411	1,495,508
Metsera, Inc.(a)	36,302	962,003
Netflix, Inc.(a)	27,000	26,372,520
Palantir Technologies, Inc., Class A(a)	4	330
Procter & Gamble Co.	74,000	12,283,260
ServiceTitan, Inc.(a)	5,811	597,196
Total Common Stocks — 1.8% (Cost: $38,613,629)		63,966,664
Preferred Securities
Preferred Stocks — 0.1%(a)(b)
United States — 0.1%
AliphCom
Series 6, (Acquired 12/15/15, Cost: $0)(c)	8,264	—
Series 8	823,530	9
Illumio, Inc., Series C, (Acquired 03/10/15, Cost: $1,500,001)(c)	466,730	2,632,357
		2,632,366
Total Preferred Securities — 0.1% (Cost: $3,250,010)		2,632,366

	Par (000)
U.S. Treasury Obligations
U.S. Treasury Floating Rate Notes(d)
(3-mo. U.S. Treasury Money Market Yield + 0.15%), 4.39%, 04/30/26	$20,300	20,318,045
(3-mo. U.S. Treasury Money Market Yield + 0.18%), 4.42%, 07/31/26(e)	43,370	43,445,469
(3-mo. U.S. Treasury Money Market Yield + 0.21%), 4.48%, 10/31/26(e)	40,200	40,298,120
(3-mo. U.S. Treasury Money Market Yield + 0.25%), 4.49%, 01/31/26(e)	47,165	47,257,111
Total U.S. Treasury Obligations — 4.3% (Cost: $151,076,482)		151,318,745
Total Long-Term Investments — 6.2% (Cost: $192,940,121)		217,917,775

Shares
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.26%(f)(g)	17,613,512	17,613,512

	Par (000)
U.S. Treasury Obligations — 94.2%
U.S. Treasury Bills(h)
4.33%, 02/04/25	$249,400	249,370,835
4.36%, 02/06/25	31,340	31,329,005
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Bills(h) (continued)
4.36%, 02/11/25	$288,500	$ 288,227,850
4.29%, 02/13/25	49,000	48,942,176
4.32%, 02/18/25	111,800	111,602,137
4.34%, 02/20/25	58,600	58,482,428
4.36%, 02/25/25	135,390	135,038,971
4.34%, 02/27/25	187,700	187,170,061
4.36%, 03/04/25	275,800	274,855,175
4.36%, 03/06/25	157,900	157,322,808
4.33%, 03/11/25	190,000	189,196,300
4.32%, 03/18/25	204,200	203,169,011
4.32%, 03/20/25	113,300	112,701,634
4.36%, 03/25/25	230,600	229,246,927
4.29%, 03/27/25	22,000	21,865,633
4.32%, 04/01/25	127,000	126,150,221
4.32%, 04/03/25	166,201	165,049,720
4.41%, 04/08/25	71,325	70,792,758
4.31%, 04/10/25	125,000	124,038,646
4.35%, 04/15/25	7,035	6,977,004
4.35%, 04/17/25	51,400	50,964,068
4.34%, 04/22/25	30,900	30,620,149
4.34%, 04/24/25	27,700	27,442,513
4.34%, 05/01/25	103,500	102,451,821
4.41%, 05/08/25	48,390	47,861,218
4.31%, 05/13/25	8,497	8,399,053
4.47%, 05/22/25	10,630	10,496,859
4.46%, 05/29/25	42,600	42,031,852
4.32%, 06/12/25	73,800	72,695,921
4.28%, 07/03/25	28,800	28,301,340
5.02%, 07/10/25	16,000	15,710,771
4.24%, 10/02/25	9,455	9,198,683
4.35%, 11/28/25	7,100	6,863,588
4.26%, 12/26/25	28,800	27,761,494
U.S. Treasury Floating Rate Notes, (3-mo. U.S. Treasury Money Market Yield + 0.17%), 4.43%, 10/31/25(d)	15,182	15,198,089
U.S. Treasury Notes
4.99%, 02/28/25	264	263,405
5.03%, 02/28/25	263	262,692
4.44%, 11/30/25	1,100	1,065,565
3.82%, 12/31/25	2,800	2,799,759
		3,291,918,140
Total Short-Term Securities — 94.7% (Cost: $3,308,590,765)		3,309,531,652
Total Investments — 100.9% (Cost: $3,501,530,886)		3,527,449,427
Liabilities in Excess of Other Assets — (0.9)%		(30,516,216)
Net Assets — 100.0%		$ 3,496,933,211

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,632,357, representing 0.1% of its net assets as of period end, and an original cost of $1,500,001.

(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(f)	Affiliate of the Fund.

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

(g)	Annualized 7-day yield as of period end.
(h)	Rates are discount rates or a range of discount rates as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 14,255,848	$ 3,357,664 (a)	$ —	$ —	$ —	$ 17,613,512	17,613,512	$ 350,903	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Singapore Index	543	02/27/25	$ 15,580	$ (516,110)
10-Year Japanese Government Treasury Bonds	114	03/13/25	103,397	(429,062)
TOPIX Index	1	03/13/25	179	(797)
S&P/TSE 60 Index	307	03/20/25	65,162	1,319,655
DAX Index	50	03/21/25	28,169	1,678,632
E-mini Russell 2000 Index	277	03/21/25	31,791	17,841
FTSE/MIB Index	88	03/21/25	16,639	(55,411)
NASDAQ 100 E-Mini Index	4	03/21/25	1,727	28,203
S&P 500 E-Mini Index	641	03/21/25	194,455	431,590
5-Year U.S. Treasury Note	661	03/31/25	70,422	(491,621)
S&P 500 Annual Dividend Index	342	12/19/25	6,648	416,761
S&P 500 Annual Dividend Index	2,466	12/18/26	48,734	1,059,535
				3,459,216
Short Contracts
CBOE Volatility Index	401	02/19/25	6,961	199,151
CAC 40 Index	625	02/21/25	51,527	(1,293,254)
IBEX 35 Index	172	02/21/25	22,020	223,522
OMX Stockholm 30 Index	36	02/21/25	866	(3,838)
10-Year U.S. Treasury Note	377	03/20/25	41,087	641,450
SPI 200 Index	516	03/20/25	68,226	(1,983,893)
FTSE 100 Index	8	03/21/25	855	(6,132)
				(2,222,994)
				$ 1,236,222
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	836,000	USD	519,504	HSBC Bank PLC	03/19/25	$ 332
AUD	926,000	USD	574,093	Morgan Stanley & Co. International PLC	03/19/25	1,707
AUD	1,258,000	USD	782,152	Morgan Stanley & Co. International PLC	03/19/25	91
EUR	545,532	CHF	511,000	Morgan Stanley & Co. International PLC	03/19/25	3,273
EUR	613,311	CHF	577,000	Morgan Stanley & Co. International PLC	03/19/25	909
EUR	698,671	CHF	657,000	Morgan Stanley & Co. International PLC	03/19/25	1,374
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	835,914	CHF	782,000	Morgan Stanley & Co. International PLC	03/19/25	$ 6,120
EUR	847,841	CHF	793,000	Morgan Stanley & Co. International PLC	03/19/25	6,381
EUR	915,695	CHF	850,000	Morgan Stanley & Co. International PLC	03/19/25	14,024
EUR	188,000	USD	193,486	HSBC Bank PLC	03/19/25	1,940
EUR	448,000	USD	465,417	Morgan Stanley & Co. International PLC	03/19/25	281
EUR	852,000	USD	879,805	Morgan Stanley & Co. International PLC	03/19/25	5,852
EUR	67,000	USD	69,209	UBS AG	03/19/25	437
EUR	311,000	USD	320,390	UBS AG	03/19/25	2,895
JPY	9,453,116,000	USD	60,981,865	Citibank N.A.	03/19/25	269,305
USD	721,897	AUD	1,132,000	HSBC Bank PLC	03/19/25	18,003
USD	556,166	AUD	881,000	UBS AG	03/19/25	8,347
USD	609,595	AUD	972,000	UBS AG	03/19/25	5,191
USD	730,068	CAD	1,032,000	HSBC Bank PLC	03/19/25	18,660
USD	949,629	CAD	1,375,000	HSBC Bank PLC	03/19/25	1,774
USD	1,052,828	CAD	1,512,000	HSBC Bank PLC	03/19/25	10,532
USD	889,519	CAD	1,275,000	Morgan Stanley & Co. International PLC	03/19/25	10,598
USD	460,083	CAD	661,000	UBS AG	03/19/25	4,423
USD	527,451	CAD	758,000	UBS AG	03/19/25	4,924
USD	523,611	CHF	457,000	HSBC Bank PLC	03/19/25	19,383
USD	204,939	EUR	197,000	BNP Paribas SA	03/19/25	156
USD	832,820	EUR	798,000	BNP Paribas SA	03/19/25	3,297
USD	46,364	EUR	44,000	HSBC Bank PLC	03/19/25	626
USD	56,470	EUR	54,000	HSBC Bank PLC	03/19/25	337
USD	314,911	EUR	301,000	HSBC Bank PLC	03/19/25	2,021
USD	500,586	EUR	476,000	HSBC Bank PLC	03/19/25	5,783
USD	593,488	EUR	570,000	HSBC Bank PLC	03/19/25	971
USD	606,958	EUR	581,000	HSBC Bank PLC	03/19/25	3,006
USD	624,208	EUR	591,451	HSBC Bank PLC	03/19/25	9,393
USD	922,041	EUR	882,000	HSBC Bank PLC	03/19/25	5,199
USD	16,717	EUR	16,000	Morgan Stanley & Co. International PLC	03/19/25	85
USD	179,626	EUR	172,000	Morgan Stanley & Co. International PLC	03/19/25	831
USD	554,998	EUR	531,000	Morgan Stanley & Co. International PLC	03/19/25	3,022
USD	179,073	EUR	170,000	UBS AG	03/19/25	2,358
USD	285,642	EUR	271,000	UBS AG	03/19/25	3,937
USD	766,989	EUR	736,000	UBS AG	03/19/25	1,915
USD	396,219	GBP	311,000	HSBC Bank PLC	03/19/25	10,664
USD	735,486	GBP	578,000	UBS AG	03/19/25	18,925
USD	736,486	JPY	110,603,000	HSBC Bank PLC	03/19/25	19,838
USD	67,094,957	JPY	10,116,941,285	HSBC Bank PLC	03/19/25	1,542,552
USD	737,160	SEK	8,049,000	HSBC Bank PLC	03/19/25	9,343
USD	739,668	SGD	989,000	HSBC Bank PLC	03/19/25	10,634
USD	648,425	ZAR	11,693,000	UBS AG	03/19/25	24,852
						2,096,501
CAD	734,000	USD	513,269	BNP Paribas SA	03/19/25	(7,287)
CAD	677,000	USD	477,690	UBS AG	03/19/25	(11,000)
CAD	1,281,000	USD	894,283	UBS AG	03/19/25	(11,227)
CAD	1,297,000	USD	904,665	UBS AG	03/19/25	(10,579)
CHF	1,201,000	EUR	1,297,518	Goldman Sachs International	03/19/25	(23,657)
CHF	456,000	EUR	487,016	Morgan Stanley & Co. International PLC	03/19/25	(3,129)
CHF	1,366,000	EUR	1,450,029	Morgan Stanley & Co. International PLC	03/19/25	(141)
CHF	402,000	EUR	435,864	UBS AG	03/19/25	(9,537)
EUR	567,732	CHF	538,000	Morgan Stanley & Co. International PLC	03/19/25	(3,440)
EUR	98,000	USD	103,400	HSBC Bank PLC	03/19/25	(1,529)
EUR	188,000	USD	197,590	HSBC Bank PLC	03/19/25	(2,163)
EUR	191,000	USD	201,987	HSBC Bank PLC	03/19/25	(3,442)
EUR	344,000	USD	362,196	HSBC Bank PLC	03/19/25	(4,607)
EUR	1,062,000	USD	1,106,480	HSBC Bank PLC	03/19/25	(2,528)
EUR	360,000	USD	375,443	Morgan Stanley & Co. International PLC	03/19/25	(1,222)
EUR	1,506,000	USD	1,579,141	Morgan Stanley & Co. International PLC	03/19/25	(13,649)
GBP	386,000	USD	489,587	HSBC Bank PLC	03/19/25	(11,053)
USD	653,059	AUD	1,055,000	UBS AG	03/19/25	(2,955)

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	88,330	EUR	86,000	HSBC Bank PLC	03/19/25	$ (1,067)
USD	146,561	EUR	141,000	HSBC Bank PLC	03/19/25	(9)
USD	744,627	EUR	721,000	HSBC Bank PLC	03/19/25	(4,854)
USD	501,800	EUR	483,000	Morgan Stanley & Co. International PLC	03/19/25	(280)
USD	898,580	EUR	869,000	Morgan Stanley & Co. International PLC	03/19/25	(4,748)
USD	96,106	EUR	93,000	UBS AG	03/19/25	(568)
						(134,671)
						$ 1,961,830
OTC Total Return Swaps — Future
Reference Entity	Fixed Amount Paid (Received) by the Fund(a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Amsterdam Index Future February 2025	EUR	355,475	HSBC Bank PLC	02/21/25	EUR	355	$ 13,408	$ —	$ 13,408
Amsterdam Index Future February 2025	EUR	1,777,375	HSBC Bank PLC	02/21/25	EUR	1,777	67,042	—	67,042
Amsterdam Index Future February 2025	EUR	3,257,717	HSBC Bank PLC	02/21/25	EUR	3,258	60,048	—	60,048
Amsterdam Index Future February 2025	EUR	29,700,558	HSBC Bank PLC	02/21/25	EUR	29,701	718,340	—	718,340
Swiss Market Index Future March 2025	CHF	8,664,435	HSBC Bank PLC	03/21/25	CHF	8,664	568,218	—	568,218
Swiss Market Index Future March 2025	CHF	7,783,956	HSBC Bank PLC	03/21/25	CHF	7,784	292,028	—	292,028
FTSE 100 Dividend Index Future December 2025	GBP	678,964	Morgan Stanley & Co. International PLC	12/18/25	GBP	679	68,794	—	68,794
FTSE 100 Dividend Index Future December 2025	GBP	598,440	Morgan Stanley & Co. International PLC	12/18/25	GBP	598	4,796	—	4,796
FTSE 100 Dividend Index Future December 2025	GBP	1,291,888	Morgan Stanley & Co. International PLC	12/18/25	GBP	1,292	(1,522)	—	(1,522)
FTSE 100 Dividend Index Future December 2025	GBP	1,018,205	Morgan Stanley & Co. International PLC	12/18/25	GBP	1,018	13,948	—	13,948
FTSE 100 Dividend Index Future December 2025	GBP	1,327,367	Morgan Stanley & Co. International PLC	12/18/25	GBP	1,327	34,501	—	34,501
Euro Stoxx 50 Dividend Future December 2025	EUR	898,570	Morgan Stanley & Co. International PLC	12/19/25	EUR	899	154,812	—	154,812
Euro Stoxx 50 Dividend Future December 2025	EUR	582,655	Morgan Stanley & Co. International PLC	12/19/25	EUR	583	(2,422)	—	(2,422)
Euro Stoxx 50 Dividend Future December 2025	EUR	1,498,709	Morgan Stanley & Co. International PLC	12/19/25	EUR	1,499	(32,978)	—	(32,978)
Euro Stoxx 50 Dividend Future December 2025	EUR	1,159,738	Morgan Stanley & Co. International PLC	12/19/25	EUR	1,160	(15,787)	—	(15,787)
Euro Stoxx 50 Dividend Future December 2025	EUR	1,582,194	Morgan Stanley & Co. International PLC	12/19/25	EUR	1,582	(2,525)	—	(2,525)
Nikkei Dividend XSIM Future December 2025	JPY	406,870,000	BNP Paribas SA	03/31/26	JPY	406,870	329,089	—	329,089
Nikkei Dividend XSIM Future December 2025	JPY	321,640,000	BNP Paribas SA	03/31/26	JPY	321,640	115,059	—	115,059
Nikkei Dividend XSIM Future December 2025	JPY	194,000,000	BNP Paribas SA	03/31/26	JPY	194,000	21,761	—	21,761
FTSE 100 Dividend Index Future December 2026	GBP	1,409,753	Morgan Stanley & Co. International PLC	12/17/26	GBP	1,410	78,796	—	78,796
FTSE 100 Dividend Index Future December 2026	GBP	1,351,806	Morgan Stanley & Co. International PLC	12/17/26	GBP	1,352	55,699	—	55,699
FTSE 100 Dividend Index Future December 2026	GBP	1,250,795	Morgan Stanley & Co. International PLC	12/17/26	GBP	1,251	13,838	—	13,838
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

OTC Total Return Swaps — Future (continued)
Reference Entity	Fixed Amount Paid (Received) by the Fund(a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
FTSE 100 Dividend Index Future December 2026	GBP	1,015,657	Morgan Stanley & Co. International PLC	12/17/26	GBP	1,016	$ 24,348	$ —	$ 24,348
Euro Stoxx 50 Dividend Future December 2026	EUR	2,609,432	Morgan Stanley & Co. International PLC	12/18/26	EUR	2,609	14,594	—	14,594
Euro Stoxx 50 Dividend Future December 2026	EUR	743,293	Morgan Stanley & Co. International PLC	12/18/26	EUR	743	4,157	—	4,157
Euro Stoxx 50 Dividend Future December 2026	EUR	1,458,437	Morgan Stanley & Co. International PLC	12/18/26	EUR	1,458	(28,464)	—	(28,464)
Euro Stoxx 50 Dividend Future December 2026	EUR	1,145,383	Morgan Stanley & Co. International PLC	12/18/26	EUR	1,145	(17,100)	—	(17,100)
Nikkei Dividend XSIM Future March 2027	JPY	940,800,000	BNP Paribas SA	03/31/27	JPY	940,800	102,131	—	102,131
							$ 2,654,609	$ —	$ 2,654,609

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Bank of America N.A.(b)	02/15/28	$(114,997,463)	$(14,323,288)(c)	$(128,625,882)	20.3%
	Monthly	Bank of America N.A.(d)	02/15/28	(29,874,173)	(1,755,864)(e)	(31,063,194)	16.3
	Monthly	Bank of America N.A.(f)	02/15/28 – 03/15/28	(42,540,288)	(554,724)(g)	(43,419,396)	9.2
	Monthly	Barclays Bank PLC(h)	11/12/25 – 02/22/27	(29,397,188)	(2,459,141)(i)	(27,081,607)	74.8
	Monthly	Barclays Bank PLC(j)	09/15/25 – 06/14/27	11,742,961	(13,525,264)(k)	1,896,974	52.0
	Monthly	Barclays Bank PLC(l)	08/15/25 – 12/12/25	11,498,937	1,838,421 (m)	15,350,484	29.3
	Monthly	BNP Paribas SA(n)	03/21/25 – 06/17/26	60,539,934	4,223,009 (o)	65,979,973	39.7
	Monthly	BNP Paribas SA(p)	03/17/25 – 06/17/26	5,167,967	(2,118,549)(q)	3,266,711	25.9
	Monthly	BNP Paribas SA(r)	08/17/26 – 09/09/26	4,739,401	(1,665,219)(s)	3,360,070	14.7
	Monthly	Goldman Sachs Bank USA(t)	08/18/26 – 08/19/26	31,338,421	(4,384,603)(u)	27,193,449	29.7
	Monthly	Goldman Sachs Bank USA(v)	08/18/26 – 08/19/26	50,063,755	(9,673,971)(w)	38,927,811	37.4
	Monthly	Goldman Sachs Bank USA(x)	08/18/26 – 08/19/26	4,925,711	2,889,723 (y)	8,488,114	19.5
	Monthly	Goldman Sachs Bank USA(z)	08/18/26	(54,675,970)	(4,448,681)(aa)	(59,420,430)	1.6
	Monthly	JPMorgan Chase Bank N.A.(ab)	02/10/25	(495,788)	(61,486)(ac)	(557,260)	0.0
	Monthly	JPMorgan Chase Bank N.A.(ad)	02/10/25	(24,591)	1,935 (ae)	(22,661)	0.0
	Monthly	Morgan Stanley & Co. International PLC(af)	01/06/27 – 01/27/27	(29,036,765)	631,556 (ag)	(28,151,318)	15.2
	Monthly	Morgan Stanley & Co. International PLC(ah)	01/04/27 – 01/13/27	(23,911,255)	(1,325,349)(ai)	(25,188,901)	4.7
	Monthly	Morgan Stanley & Co. International PLC(aj)	01/04/27 – 01/06/27	1,932,490	148,191 (ak)	2,221,799	10.1
	Monthly	SG Americas Securities LLC(al)	08/12/25	25,327,580	2,014,006 (am)	27,498,592	33.7
	Monthly	SG Americas Securities LLC(an)	08/12/25	(5,723,360)	(7,676,108)(ao)	(13,366,731)	68.2
	Monthly	SG Americas Securities LLC(ap)	08/12/25	12,700,400	(985,965)(aq)	11,801,555	14.0
	Monthly	UBS AG(ar)	04/18/28	114,267,175	(11,922,238)(as)	102,807,574	39.9
	Monthly	UBS AG(at)	05/11/26 – 11/23/29	(7,100,476)	(71,043)(au)	(7,083,056)	22.2
	Monthly	UBS AG(av)	09/03/29 – 12/04/29	2,908,078	56,564 (aw)	2,895,543	14.7
					$(65,148,088)	$(52,291,787)

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(694,869) of net dividends and financing fees.

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Equity Securities Long/Short (continued)
(e)	Amount includes $(566,843) of net dividends and financing fees.
(g)	Amount includes $324,384 of net dividends and financing fees.
(i)	Amount includes $(4,774,722) of net dividends and financing fees.
(k)	Amount includes $(3,679,277) of net dividends and financing fees.
(m)	Amount includes $(2,013,126) of net dividends and financing fees.
(o)	Amount includes $(1,217,030) of net dividends and financing fees.
(q)	Amount includes $(217,293) of net dividends and financing fees.
(s)	Amount includes $(285,888) of net dividends and financing fees.
(u)	Amount includes $(239,631) of net dividends and financing fees.
(w)	Amount includes $1,461,973 of net dividends and financing fees.
(y)	Amount includes $(672,680) of net dividends and financing fees.
(aa)	Amount includes $295,779 of net dividends and financing fees.
(ac)	Amount includes $(14) of net dividends and financing fees.
(ae)	Amount includes $5 of net dividends and financing fees.
(ag)	Amount includes $(253,891) of net dividends and financing fees.
(ai)	Amount includes $(47,703) of net dividends and financing fees.
(ak)	Amount includes $(141,118) of net dividends and financing fees.
(am)	Amount includes $(157,006) of net dividends and financing fees.
(ao)	Amount includes $(32,737) of net dividends and financing fees.
(aq)	Amount includes $(87,120) of net dividends and financing fees.
(as)	Amount includes $(462,637) of net dividends and financing fees.
(au)	Amount includes $(88,463) of net dividends and financing fees.
(aw)	Amount includes $69,099 of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
	(b)	(d)	(f)
Range: Benchmarks:
0-214 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
Bank of Canada Overnight Rate Target
(CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - 1W Copenhagen Interbank Swap Rate
(CIBOR)
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Bank Funding Rate (OBFR01)

0-824 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
Bank of Canada Overnight Rate Target
(CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - 1W Copenhagen Interbank Swap Rate
(CIBOR)
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Bank Funding Rate (OBFR01)

0-200 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
Bank of Canada Overnight Rate Target
(CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - 1W Copenhagen Interbank Swap Rate
(CIBOR)
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)

	(h)	(j)	(l)

0-200 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
Bank of Canada Overnight Rate Target
(CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - Denmark Short-Term Rate
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Bank Funding Rate (OBFR01)

0-738 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
Bank of Canada Overnight Rate Target
(CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - Denmark Short-Term Rate
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
NZD - 1M New Zealand Bank Bill Rate (BBR)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Bank Funding Rate (OBFR01)

0-108 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
Bank of Canada Overnight Rate Target
(CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - Denmark Short-Term Rate
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NZD - 1M New Zealand Bank Bill Rate (BBR)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)

Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

(n)	(p)	(r)

0-182 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
Bank of Canada Overnight Rate Target
(CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - Denmark Short-Term Rate
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
JPY - 1D Overnight Tokyo Average Rate (TONA)
NZD - 1D New Zealand Official Overnight Deposit
Rate (NZOCO)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Bank Funding Rate (OBFR01)

15-815 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)

Bank of Canada Overnight Rate Target
(CABROVER)

CHF - Swiss Average Rate O/N (SSARON)

DKK - Denmark Short-Term Rate

EUR - 1D Euro Short Term Rate (ESTR)

GBP - 1D Sterling Overnight Index Average
(SONIA)

HKD - Overnight Index Average (HONIA)

ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)

JPY - 1D Overnight Tokyo Average Rate (TONA)

NOK - Norwegian Overnight Weighted Average
(NOWA)
NZD - 1D New Zealand Official Overnight Deposit
Rate (NZOCO)

SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)

USD - 1D Overnight Bank Funding Rate (OBFR01)

0-1414 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
Bank of Canada Overnight Rate Target
(CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - Denmark Short-Term Rate
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)
JPY - 1D Overnight Tokyo Average Rate (TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
NZD - 1D New Zealand Official Overnight Deposit
Rate (NZOCO)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)

(t)	(v)	(x)

0-1414 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
CAD - 1D Overnight Bank of Canada Repo Rate
(CORRA)
CHF - Swiss Average Rate O/N (SSARON)
DKK - Danish Tom/Next Reference Rate
(DETNT/N)
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
ILS - 1D Overnight Tel Aviv Interbank Offer Rate
(TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
NZD - 1D New Zealand Official Overnight Deposit
Rate (NZOCO)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)

0-200 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
CAD - 1D Overnight Bank of Canada Repo Rate
(CORRA)
CHF - Swiss Average Rate O/N (SSARON)
DKK - Danish Tom/Next Reference Rate
(DETNT/N)
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
ILS - 1D Overnight Tel Aviv Interbank Offer Rate
(TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NZD - 1D New Zealand Official Overnight Deposit
Rate (NZOCO)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)

0-200 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
CAD - 1D Overnight Bank of Canada Repo Rate
(CORRA)
CHF - Swiss Average Rate O/N (SSARON)
DKK - Danish Tom/Next Reference Rate
(DETNT/N)
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
ILS - 1D Overnight Tel Aviv Interbank Offer Rate
(TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
NZD - 1D New Zealand Official Overnight Deposit
Rate (NZOCO)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)

(z)	(ab)	(ad)
0-40 basis points USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	21-175 basis points AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA) JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)	58-58 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)
(af)	(ah)	(aj)

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

15-75 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
Bank of Canada Overnight Rate Target
(CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - Denmark Short-Term Rate
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
ILS - 1D Overnight Tel Aviv Interbank Offer Rate
(TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
NZD - 1D New Zealand Official Overnight Deposit
Rate (NZOCO)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)

15-763  basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
Bank of Canada Overnight Rate Target
(CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - Denmark Short-Term Rate
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
ILS - 1D Overnight Tel Aviv Interbank Offer Rate
(TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
NZD - 1D New Zealand Official Overnight Deposit
Rate (NZOCO)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)

20-138   basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
Bank of Canada Overnight Rate Target
(CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - Denmark Short-Term Rate
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
ILS - 1D Overnight Tel Aviv Interbank Offer Rate
(TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
NZD - 1D New Zealand Official Overnight Deposit
Rate (NZOCO)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)

(al)	(an)	(ap)

5-775 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
CHF - Swiss Average Rate O/N (SSARON)
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
ILS - 1D Overnight Tel Aviv Interbank Offer Rate
(TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
USD - 1D Overnight Bank Funding Rate (OBFR01)

0-130 basis points
CHF - Swiss Average Rate O/N (SSARON)
DKK - Denmark Short-Term Rate
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
USD - 1D Overnight Bank Funding Rate (OBFR01)

0-125 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
Bank of Canada Overnight Rate Target
(CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - Denmark Short-Term Rate
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - 1D Overnight Hong Kong Interbank Offer
rate (HIBOR)
ILS - 1D Overnight Tel Aviv Interbank Offer Rate
(TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - 1D Overnight Singapore Assoc of Banks
Rate (SIBOR)

(ar)	(at)	(av)

0-224 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
CAD - 1D Overnight Bank of Canada Repo Rate
(CORRA)
DKK - Denmark Short-Term Rate
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
NZD - 1M New Zealand Bank Bill Rate (BBR)
SEK - TN Stockholm Interbank Offer Rate
(STIBOR)
USD - 1D Overnight Bank Funding Rate (OBFR01)

12-727 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
 CAD - 1D Overnight Bank of Canada Repo Rate
(CORRA)
 DKK - Denmark Short-Term Rate
 EUR - 1D Euro Short Term Rate (ESTR)
 GBP - 1D Sterling Overnight Index Average
(SONIA)
 HKD - Overnight Index Average (HONIA)
 ILS - 1D Overnight Tel Aviv Interbank Offer Rate
(TELBOR)
 JPY - Provisional 1D Overnight Tokyo Average
Rate (TONA)
 NOK - Norwegian Overnight Weighted Average
(NOWA)
 NZD - 1M New Zealand Bank Bill Rate (BBR)
 SEK - TN Stockholm Interbank Offer Rate
(STIBOR)
 SGD - Overnight Rate Average (SORA)
 USD - 1D Overnight Bank Funding Rate (OBFR01)

0-61 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
CAD - 1D Overnight Bank of Canada Repo Rate
(CORRA)
DKK - Denmark Short-Term Rate
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
NZD - 1M New Zealand Bank Bill Rate (BBR)
SEK - TN Stockholm Interbank Offer Rate
(STIBOR)
SGD - Overnight Rate Average (SORA)

Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination date 02/15/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
AGL Energy Ltd.	284,404	$2,023,046	(1.6)%
South32 Ltd.	1,332,975	2,737,062	(2.1)
		4,760,108
Canada
Algonquin Power & Utilities Corp.	779,852	3,471,733	(2.7)
Barrick Gold Corp.	24,898	407,043	(0.3)
CGI, Inc., Class A	154,857	18,255,513	(14.2)
FirstService Corp.	17,058	3,102,212	(2.4)
IGM Financial, Inc.	44,205	1,418,295	(1.1)
Keyera Corp.	72,391	2,054,154	(1.6)
TELUS Corp.	108,232	1,569,843	(1.2)
		30,278,793
Chile
Lundin Mining Corp.	160,669	1,269,123	(1.0)
China
Budweiser Brewing Co APAC Ltd.	2,064,600	1,890,177	(1.5)
France
Amundi SA	22,158	1,559,830	(1.2)
Gaztransport Et Technigaz SA	10,926	1,669,063	(1.3)
		3,228,893
Hong Kong
WH Group Ltd.	3,113,000	2,428,434	(1.9)
Israel
Nova Ltd.	3,853	944,678	(0.7)
Wix.com Ltd.	2,501	597,464	(0.5)
		1,542,142
Italy
Saipem SpA	6,666,428	16,267,162	(12.7)
Japan
AGC, Inc.	139,300	4,024,284	(3.1)
Amada Co. Ltd.	540,900	5,585,054	(4.4)
Daito Trust Construction Co. Ltd.	36,000	3,857,493	(3.0)
Daiwa House Industry Co. Ltd.	127,700	4,023,028	(3.1)
J Front Retailing Co. Ltd.	30,000	420,332	(0.3)
Japan Tobacco, Inc.	85,400	2,175,635	(1.7)
NEC Corp.	49,100	4,869,680	(3.8)
Nexon Co. Ltd.	357,500	4,644,266	(3.6)
NIPPON EXPRESS HOLDINGS, Inc.	14,700	238,258	(0.2)
Obayashi Corp.	86,100	1,156,334	(0.9)
Skylark Holdings Co. Ltd.	267,800	4,237,015	(3.3)
Sumitomo Mitsui Trust Group, Inc.	163,000	4,098,685	(3.2)
Takeda Pharmaceutical Co. Ltd.	287,100	7,722,994	(6.0)
TDK Corp.	131,900	1,594,315	(1.2)
Tokyo Tatemono Co. Ltd.	6,900	106,406	(0.1)
Toyota Tsusho Corp.	173,600	2,932,040	(2.3)
		51,685,819
Security	Shares	Value	% of Basket Value
Macau
Galaxy Entertainment Group Ltd., Class L	96,000	$417,751	(0.3)%
New Zealand
Xero Ltd.	35,284	3,971,392	(3.1)
Norway
Aker BP ASA	527,628	11,012,882	(8.6)
Sweden
AddTech AB, Class B	13,885	405,278	(0.3)
United Kingdom
International Consolidated Airlines Group SA	2,950,119	12,302,216	(9.6)
Man Group PLC	17	45	(0.0)
MONY Group PLC	1	3	(0.0)
Smiths Group PLC	98,633	2,512,200	(1.9)
Tesco PLC	1,566,722	7,210,664	(5.6)
		22,025,128
United States
AECOM	17,544	1,849,839	(1.4)
Best Buy Co., Inc.	53,278	4,574,449	(3.6)
Box, Inc., Class A	52,768	1,761,924	(1.4)
Delta Air Lines, Inc.	36,050	2,425,084	(1.9)
Dick’s Sporting Goods, Inc.	18,697	4,488,215	(3.5)
Dover Corp.	21,596	4,398,673	(3.4)
Equity LifeStyle Properties, Inc.	53,940	3,530,373	(2.7)
Essent Group Ltd.	186,451	10,860,771	(8.4)
Flowserve Corp.	43,672	2,734,741	(2.1)
Fox Corp., Class A	91,139	4,664,494	(3.6)
Invesco Ltd.	208,153	4,002,782	(3.1)
IQVIA Holdings, Inc.	102,620	20,663,563	(16.1)
Lamar Advertising Co., Class A	5,804	733,742	(0.6)
Lazard, Inc., Class A	53,639	2,916,352	(2.3)
MGIC Investment Corp.	143,643	3,668,642	(2.9)
Natera, Inc.	13,523	2,392,489	(1.9)
NVIDIA Corp.	89,699	10,770,159	(8.4)
Trane Technologies PLC	108,965	39,527,054	(30.7)
Travelers Cos, Inc.	12,696	3,112,805	(2.4)
Truist Financial Corp.	192,383	9,161,278	(7.1)
Tyson Foods, Inc., Class A	194,581	10,991,881	(8.5)
		149,229,310
Total Reference Entity — Long		300,412,392
Reference Entity — Short
Common Stocks
Australia
APA Group	(321,353)	(1,355,221)	1.1
Brambles Ltd.	(4,261)	(52,071)	0.0
Pilbara Minerals Ltd.	(673,054)	(943,996)	0.7
		(2,351,288)
Belgium
D’ieteren Group	(39,270)	(6,587,035)	5.1
Elia Group SA/NV	(6,549)	(441,934)	0.4
		(7,028,969)
Canada
Alimentation Couche-Tard, Inc.	(158,553)	(8,373,030)	6.5
AltaGas Ltd.	(293,691)	(6,777,718)	5.3
Bank of Nova Scotia	(49,806)	(2,548,302)	2.0

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Canada (continued)
Capstone Copper Corp.	(489,355)	$(2,740,805)	2.1%
iA Financial Corp., Inc.	(39,490)	(3,646,715)	2.8
Metro, Inc.	(13,881)	(867,330)	0.7
Quebecor, Inc., Class B	(44,720)	(992,649)	0.8
		(25,946,549)
China
Wharf Holdings Ltd.	(37,000)	(90,222)	0.1
Yangzijiang Shipbuilding Holdings Ltd.	(833,600)	(1,866,829)	1.4
		(1,957,051)
Denmark
Coloplast A/S, Class B	(14,374)	(1,655,418)	1.3
Novozymes A/S, Class B	(11,822)	(677,791)	0.5
Zealand Pharma A/S	(6,888)	(699,934)	0.5
		(3,033,143)
Finland
Neste OYJ	(32,415)	(410,739)	0.3
UPM-Kymmene OYJ	(377,612)	(11,135,738)	8.7
		(11,546,477)
France
Hermes International SCA	(11,572)	(32,548,091)	25.3
LVMH Moet Hennessy Louis Vuitton SE	(33,176)	(24,265,070)	18.9
Sartorius Stedim Biotech	(24,175)	(5,574,244)	4.3
		(62,387,405)
Germany
BASF SE	(62,006)	(2,987,307)	2.3
Mercedes-Benz Group AG, Class N	(340,948)	(20,743,323)	16.1
MTU Aero Engines AG, Class N	(9,300)	(3,177,001)	2.5
		(26,907,631)
Hong Kong
Power Assets Holdings Ltd.	(502,500)	(3,251,006)	2.5
Ireland
Kingspan Group PLC	(123,394)	(8,560,049)	6.6
Israel
Global-e Online Ltd.	(49,559)	(2,968,089)	2.3
ICL Group Ltd.	(51,897)	(308,560)	0.3
Oddity Tech Ltd., Class A	(24,624)	(1,175,057)	0.9
		(4,451,706)
Italy
Iveco Group NV	(19,682)	(239,552)	0.2
Nexi SpA	(276,166)	(1,402,465)	1.1
Ryanair Holdings PLC	(307,761)	(6,453,336)	5.0
		(8,095,353)
Japan
Ajinomoto Co., Inc.	(3,300)	(132,288)	0.1
Asics Corp.	(136,300)	(3,038,144)	2.4
BayCurrent, Inc.	(39,600)	(1,688,620)	1.3
Cosmos Pharmaceutical Corp.	(23,900)	(1,118,578)	0.9
Food & Life Cos Ltd.	(1,200)	(26,845)	0.0
Fujikura Ltd.	(31,100)	(1,251,721)	1.0
Hoya Corp.	(9,500)	(1,275,716)	1.0
Ibiden Co. Ltd.	(46,200)	(1,354,722)	1.1
IHI Corp.	(11,500)	(688,024)	0.5
Japan Real Estate Investment Corp.	(1,326)	(934,197)	0.7
Kadokawa Corp.	(53,500)	(1,131,951)	0.9
Keisei Electric Railway Co. Ltd.	(57,300)	(546,480)	0.4
Security	Shares	Value	% of Basket Value
Japan (continued)
Kobayashi Pharmaceutical Co. Ltd.	(800)	$(29,823)	0.0%
Kobe Bussan Co. Ltd.	(81,300)	(1,847,505)	1.4
Kokusai Electric Corp.	(2,100)	(32,429)	0.0
Kyushu Railway Co.	(95,100)	(2,312,545)	1.8
Maruwa Co. Ltd.	(2,300)	(563,134)	0.4
Nitori Holdings Co. Ltd.	(9,500)	(1,112,493)	0.9
Rakus Co. Ltd.	(58,900)	(731,575)	0.6
Rakuten Bank Ltd.	(56,400)	(1,731,277)	1.4
Ryohin Keikaku Co. Ltd.	(88,600)	(2,347,620)	1.8
SBI Sumishin Net Bank Ltd.	(34,000)	(1,036,097)	0.8
Seibu Holdings, Inc.	(30,300)	(653,511)	0.5
Seven & i Holdings Co. Ltd.	(8,900)	(142,077)	0.1
SG Holdings Co. Ltd.	(56,100)	(528,710)	0.4
Sumitomo Electric Industries Ltd.	(45,400)	(848,168)	0.7
Toho Co. Ltd.	(39,900)	(1,798,171)	1.4
Tohoku Electric Power Co., Inc.	(50,600)	(369,815)	0.3
Tokyo Electric Power Co Holdings, Inc.	(752,400)	(1,971,839)	1.5
Tokyo Gas Co. Ltd.	(12,100)	(342,294)	0.3
TOPPAN Holdings, Inc.	(9,200)	(258,216)	0.2
Toyo Suisan Kaisha Ltd.	(4,300)	(277,849)	0.2
Yakult Honsha Co. Ltd.	(5,700)	(104,103)	0.1
Yamaha Motor Co. Ltd.	(14,800)	(123,811)	0.1
Zensho Holdings Co. Ltd.	(26,300)	(1,450,913)	1.1
		(33,801,261)
Netherlands
Heineken Holding NV	(5,721)	(344,947)	0.3
IMCD NV	(25,285)	(3,959,640)	3.1
JDE Peet’s NV	(26,820)	(468,438)	0.3
		(4,773,025)
Norway
Golden Ocean Group Ltd.	(1,542)	(14,263)	0.0
Portugal
Galp Energia SGPS SA	(224,089)	(3,750,390)	2.9
Jeronimo Martins SGPS SA	(4,794)	(94,741)	0.1
		(3,845,131)
Singapore
Grab Holdings Ltd., Class A	(394,743)	(1,807,923)	1.4
Oversea-Chinese Banking Corp. Ltd.	(1,768,500)	(22,556,820)	17.6
Sembcorp Industries Ltd.	(325,400)	(1,331,041)	1.0
		(25,695,784)
Spain
Cellnex Telecom SA	(236,565)	(7,923,319)	6.2
Repsol SA	(66,701)	(775,192)	0.6
		(8,698,511)
Sweden
Epiroc AB, Class B	(35,484)	(592,384)	0.5
Getinge AB, Class B	(36,560)	(717,929)	0.6
Hexagon AB, B Shares	(213,770)	(2,474,971)	1.9
Lifco AB, Class B	(15,594)	(511,357)	0.4
Skandinaviska Enskilda Banken AB, Class A	(73,263)	(1,038,448)	0.8
Svenska Cellulosa AB SCA, Class B	(94,805)	(1,305,685)	1.0
		(6,640,774)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Switzerland
Sonova Holding AG, Registered Shares	(15,484)	$(5,402,108)	4.2%
Swiss Life Holding AG, Class N, Registered Shares	(7,026)	(5,736,308)	4.5
		(11,138,416)
United Kingdom
BT Group PLC	(522,138)	(915,126)	0.7
JD Sports Fashion PLC	(743,458)	(815,870)	0.6
LondonMetric Property PLC	(583,110)	(1,341,464)	1.1
		(3,072,460)
United States
Affirm Holdings, Inc., Class A	(3,747)	(228,829)	0.2
Aflac, Inc.	(107,273)	(11,518,975)	8.9
Air Lease Corp., Class A	(67,235)	(3,106,257)	2.4
Air Products and Chemicals, Inc.	(5,799)	(1,944,173)	1.5
Ameren Corp.	(38,768)	(3,651,946)	2.8
Antero Midstream Corp.	(110,405)	(1,770,896)	1.4
APA Corp.	(3,559)	(78,049)	0.1
ATI, Inc.	(24,045)	(1,372,729)	1.1
Champion Homes, Inc.	(43,312)	(3,998,997)	3.1
Choice Hotels International, Inc.	(3,777)	(556,465)	0.4
Chord Energy Corp.	(20,305)	(2,283,297)	1.8
Cloudflare, Inc., Class A	(41,378)	(5,726,715)	4.4
Coca-Cola Consolidated, Inc.	(1,675)	(2,290,764)	1.8
Core & Main, Inc., Class A	(42,683)	(2,409,029)	1.9
CoStar Group, Inc.	(23)	(1,762)	0.0
Coty, Inc., Class A	(320,859)	(2,351,897)	1.8
Deere & Co.	(8,138)	(3,878,245)	3.0
Dillard’s, Inc., Class A	(11,852)	(5,548,040)	4.3
Dutch Bros, Inc., Class A	(9,788)	(611,946)	0.5
Eastman Chemical Co.	(47,448)	(4,728,193)	3.7
Estee Lauder Cos, Inc., Class A	(23,958)	(1,998,816)	1.5
Insmed, Inc.	(29,799)	(2,282,007)	1.8
International Paper Co.	(8,312)	(461,482)	0.4
Klaviyo, Inc., Class A	(21,475)	(988,065)	0.8
Landstar System, Inc.	(2,961)	(487,558)	0.4
Las Vegas Sands Corp.	(655)	(30,019)	0.0
LKQ Corp.	(197,647)	(7,390,021)	5.7
Mueller Industries, Inc.	(52,992)	(4,173,120)	3.2
NiSource, Inc.	(212,521)	(7,927,033)	6.2
PepsiCo, Inc.	(33,789)	(5,091,664)	4.0
Performance Food Group Co.	(252)	(22,758)	0.0
Pinnacle Financial Partners, Inc.	(25,665)	(3,202,222)	2.5
Procore Technologies, Inc.	(2,014)	(160,234)	0.1
PTC, Inc.	(17,701)	(3,424,790)	2.7
Quanta Services, Inc.	(12,586)	(3,871,579)	3.0
Sempra	(131,635)	(10,916,491)	8.5
SentinelOne, Inc., Class A	(20,766)	(497,346)	0.4
Service Corp. International	(40,527)	(3,165,969)	2.5
SiTime Corp.	(21,521)	(4,394,588)	3.4
SoFi Technologies, Inc.	(187,165)	(2,953,464)	2.3
Starwood Property Trust, Inc.	(6,235)	(120,647)	0.1
Summit Therapeutics, Inc.	(14,234)	(306,031)	0.2
Swiss Re AG	(150,359)	(22,954,902)	17.8
Symbotic, Inc., Class A	(19,404)	(569,507)	0.4
TKO Group Holdings, Inc., Class A	(19,589)	(3,040,409)	2.4
Trex Co., Inc.	(31,106)	(2,265,450)	1.8
Security	Shares	Value	% of Basket Value
United States (continued)
Vistra Corp.	(2,506)	$(421,083)	0.3%
Vornado Realty Trust	(249,162)	(10,778,748)	8.4
		(161,953,207)
Preferred Stocks
Germany
Bayerische Motoren Werke AG	(27,277)	(2,072,586)	1.6
Dr Ing hc F Porsche AG	(28,526)	(1,816,229)	1.4
		(3,888,815)
Total Reference Entity — Short		(429,038,274)
Net Value of Reference Entity — Bank of America N.A.		$(128,625,882)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination date 02/15/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
Accent Group Ltd.	451,131	$611,285	(2.0)%
Bega Cheese Ltd.	369,793	1,322,914	(4.3)
Charter Hall Social Infrastructure REIT	158,760	253,274	(0.8)
Data#3 Ltd.	137,684	590,812	(1.9)
IPH Ltd.	257,463	794,918	(2.6)
Jumbo Interactive Ltd.	117,289	953,934	(3.1)
Kogan.com Ltd.	298,039	874,400	(2.8)
Netwealth Group Ltd.	188,841	3,650,416	(11.7)
NRW Holdings Ltd.	251,769	530,174	(1.7)
Perenti Ltd.	978,849	847,006	(2.7)
Regis Healthcare Ltd.	149,933	605,651	(1.9)
Vault Minerals Ltd.	4,607,797	1,091,882	(3.5)
Ventia Services Group Pty Ltd.	326,031	766,431	(2.5)
		12,893,097
Austria
ANDRITZ AG	7,264	411,293	(1.3)
BAWAG Group AG	20,839	1,883,792	(6.1)
Kontron AG	25,731	523,425	(1.7)
		2,818,510
Canada
ADENTRA, Inc.	26,246	624,479	(2.0)
Ag Growth International, Inc.	40,115	1,082,817	(3.5)
B2Gold Corp.	5	12	(0.0)
Centerra Gold, Inc.	392,371	2,454,090	(7.9)
Chemtrade Logistics Income Fund, Class EE	144,183	1,023,820	(3.3)
Enghouse Systems Ltd.	68,647	1,303,176	(4.2)
Mullen Group Ltd.	226,907	2,326,291	(7.5)
North American Construction Group Ltd.	34,784	660,569	(2.1)
Obsidian Energy Ltd.	161,026	828,757	(2.7)
Precision Drilling Corp.	7,647	445,924	(1.4)

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Canada (continued)
Russel Metals, Inc.	27,629	$773,160	(2.5)%
Surge Energy, Inc.	364,740	1,360,230	(4.4)
		12,883,325
France
ICADE	48,615	1,143,088	(3.7)
Georgia
Bank of Georgia Group PLC	28,328	1,670,140	(5.4)
TBC Bank Group PLC	21,485	889,751	(2.8)
		2,559,891
Germany
Atoss Software SE	3,782	451,485	(1.4)
Auto1 Group SE	46,047	889,936	(2.9)
Bilfinger SE	24,947	1,283,152	(4.1)
Deutsche Pfandbriefbank AG	151,315	858,776	(2.8)
Deutz AG	157,807	763,349	(2.4)
Duerr AG	38,841	956,690	(3.1)
Grand City Properties SA	23,233	268,271	(0.9)
		5,471,659
Ireland
Cimpress PLC	26,170	1,739,782	(5.6)
Italy
Banca IFIS SpA	20,849	457,473	(1.5)
Credito Emiliano SpA	19,975	234,506	(0.8)
De’ Longhi SpA	21,758	764,977	(2.5)
Hera SpA	131,449	480,690	(1.5)
Iren SpA	306,784	663,931	(2.1)
Maire SpA	59,528	586,129	(1.9)
PRADA SpA	245,100	1,965,100	(6.3)
Sesa SpA	2,182	153,997	(0.5)
Webuild SpA	403,375	1,228,499	(3.9)
		6,535,302
Japan
77 Bank Ltd.	31,000	951,133	(3.1)
Aisan Industry Co. Ltd.	24,100	296,132	(1.0)
Alfresa Holdings Corp.	70,000	958,227	(3.1)
Bic Camera, Inc.	290,000	3,121,161	(10.0)
Bunka Shutter Co. Ltd.	20,100	241,745	(0.8)
COMSYS Holdings Corp.	149,100	3,098,177	(10.0)
Create SD Holdings Co. Ltd.	32,200	587,027	(1.9)
Dai-Dan Co. Ltd.	62,000	1,469,811	(4.7)
Doutor Nichires Holdings Co. Ltd.	25,000	380,163	(1.2)
Dowa Holdings Co. Ltd.	140,900	4,196,081	(13.5)
Glory Ltd.	61,000	1,036,914	(3.3)
H2O Retailing Corp.	407,200	6,066,782	(19.5)
Hanwa Co. Ltd.	14,200	438,657	(1.4)
Heiwado Co. Ltd.	71,900	1,089,684	(3.5)
Hiday Hidaka Corp.	25,600	490,215	(1.6)
Inaba Denki Sangyo Co. Ltd.	30,900	735,976	(2.4)
Ishihara Sangyo Kaisha Ltd.	500	5,158	(0.0)
JCR Pharmaceuticals Co. Ltd.	424,600	1,504,151	(4.8)
Kandenko Co. Ltd.	134,300	2,149,500	(6.9)
Kissei Pharmaceutical Co. Ltd.	20,900	532,240	(1.7)
Kyoritsu Maintenance Co. Ltd.	157,600	3,118,544	(10.0)
Maxell Ltd.	41,200	530,855	(1.7)
Meidensha Corp.	38,300	978,963	(3.2)
METAWATER Co. Ltd.	42,900	510,009	(1.6)
Mitsubishi Shokuhin Co. Ltd.	15,100	484,038	(1.6)
Security	Shares	Value	% of Basket Value
Japan (continued)
Modec, Inc.	39,200	$805,819	(2.6)%
Nissha Co. Ltd.	100,300	1,047,400	(3.4)
Nisshin Oillio Group Ltd.	34,200	1,097,360	(3.5)
Nomura Co. Ltd.	61,700	363,372	(1.2)
North Pacific Bank Ltd.	620,000	2,095,501	(6.7)
NTN Corp.	156,300	250,359	(0.8)
Oki Electric Industry Co. Ltd.	103,700	648,366	(2.1)
Onward Holdings Co. Ltd.	298,100	1,193,829	(3.8)
Raito Kogyo Co. Ltd.	76,500	1,079,905	(3.5)
Sanki Engineering Co. Ltd.	25,500	513,402	(1.7)
Senko Group Holdings Co. Ltd.	361,200	3,621,376	(11.7)
Shibaura Mechatronics Corp.	16,100	842,706	(2.7)
Sumitomo Mitsui Construction Co. Ltd.	186,400	499,982	(1.6)
Suzuken Co. Ltd.	111,700	3,486,530	(11.2)
Taikisha Ltd.	25,700	773,535	(2.5)
Tamron Co. Ltd.	84,900	2,483,654	(8.0)
Tokai Rika Co. Ltd.	22,700	333,485	(1.1)
Tokai Tokyo Financial Holdings, Inc.	672,900	2,196,356	(7.1)
Tosei Corp.	25,200	387,421	(1.2)
Towa Pharmaceutical Co. Ltd.	29,200	565,310	(1.8)
Toyoda Gosei Co. Ltd.	14,500	259,146	(0.8)
Tsubakimoto Chain Co.	36,900	453,388	(1.5)
Wacom Co. Ltd.	98,400	423,455	(1.4)
YAMABIKO Corp.	21,100	371,423	(1.2)
Yamazen Corp.	44,200	380,675	(1.2)
Yaoko Co. Ltd.	9,200	538,045	(1.7)
Yokogawa Bridge Holdings Corp.	12,000	208,429	(0.7)
		61,891,572
Netherlands
Koninklijke BAM Groep NV	230,558	1,012,173	(3.3)
Norway
Elkem ASA	316,355	623,839	(2.0)
Wallenius Wilhelmsen ASA	83,517	674,780	(2.2)
		1,298,619
Singapore
IGG, Inc.	260,000	135,368	(0.4)
Spain
Indra Sistemas SA	119,819	2,296,473	(7.4)
Sweden
Attendo AB	47	217	(0.0)
Switzerland
International Workplace Group PLC	337,438	716,781	(2.3)
Sportradar Group AG, Class A	205,471	4,310,781	(13.9)
		5,027,562
United Kingdom
Balfour Beatty PLC	586,335	3,381,988	(10.9)
Chemring Group PLC	111,701	439,546	(1.4)
Firstgroup PLC	483,885	978,549	(3.2)
Hunting PLC	65,769	282,176	(0.9)
J D Wetherspoon PLC	121,340	940,309	(3.0)
Just Group PLC	909,133	1,862,190	(6.0)
Keller Group PLC	96,615	1,633,597	(5.3)
Kier Group PLC	1,146,260	2,121,963	(6.8)
Mitchells & Butlers PLC	106,884	305,710	(1.0)
Mitie Group PLC	960,243	1,375,039	(4.4)
Morgan Sindall Group PLC	31,631	1,437,717	(4.6)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United Kingdom (continued)
Paragon Banking Group PLC	137,264	$1,367,505	(4.4)%
Subsea 7 SA	295,912	4,881,465	(15.7)
TP ICAP Group PLC	33,735	113,981	(0.4)
		21,121,735
United States
1-800-Flowers.com, Inc., Class A	17,768	142,677	(0.5)
Accel Entertainment, Inc., Class A	38,804	437,321	(1.4)
Allient, Inc.	12,578	317,091	(1.0)
Ambarella, Inc.	30,319	2,326,074	(7.5)
Apogee Enterprises, Inc.	4,820	245,916	(0.8)
Bandwidth, Inc., Class A	15,758	280,020	(0.9)
BlueLinx Holdings, Inc.	13,905	1,498,681	(4.8)
Brookdale Senior Living, Inc.	132,307	612,581	(2.0)
ConnectOne Bancorp, Inc.	25,000	633,500	(2.0)
COPT Defense Properties	268,609	7,907,849	(25.5)
Core & Main, Inc., Class A	4	226	(0.0)
Coursera, Inc.	170,770	1,316,637	(4.2)
CRA International, Inc.	11,147	2,046,366	(6.6)
Deluxe Corp.	16,404	380,409	(1.2)
Dime Community Bancshares, Inc.	13,916	434,597	(1.4)
El Pollo Loco Holdings, Inc.	46,458	551,456	(1.8)
Energizer Holdings, Inc.	136,683	4,645,855	(15.0)
Enhabit, Inc.	75,258	632,167	(2.0)
Enova International, Inc.	100,102	11,243,457	(36.2)
Exponent, Inc.	115,253	10,565,242	(34.0)
EZCORP, Inc., Class A	188,331	2,261,855	(7.3)
Financial Institutions, Inc.	2	53	(0.0)
First Bancshares, Inc.	36,587	1,403,111	(4.5)
Flushing Financial Corp.	40,245	561,418	(1.8)
Global Industrial Co.	16,765	414,263	(1.3)
Hackett Group, Inc.	12,721	392,824	(1.3)
Health Catalyst, Inc.	73,059	411,322	(1.3)
Healthcare Services Group, Inc.	15,184	168,391	(0.5)
HealthStream, Inc.	16,413	535,884	(1.7)
Horizon Bancorp, Inc.	33,925	569,601	(1.8)
ICF International, Inc.	12,535	1,462,960	(4.7)
Independent Bank Corp.	13,762	500,937	(1.6)
iRadimed Corp.	3,494	206,880	(0.7)
Lands’ End, Inc.	32,708	407,215	(1.3)
LendingClub Corp.	179,466	2,420,996	(7.8)
LendingTree, Inc.	118,546	5,326,272	(17.1)
Light & Wonder, Inc., CDI	2	176	(0.0)
LiveRamp Holdings, Inc.	58,797	1,999,098	(6.4)
M/I Homes, Inc.	5,584	702,467	(2.3)
Methode Electronics, Inc.	54,592	617,981	(2.0)
Midland States Bancorp, Inc.	21,301	410,257	(1.3)
MRC Global, Inc.	120,284	1,765,769	(5.7)
NetScout Systems, Inc.	37,674	898,148	(2.9)
Newell Brands, Inc.	304,349	3,031,316	(9.8)
NexPoint Residential Trust, Inc.	39,143	1,545,366	(5.0)
Oceaneering International, Inc.	380,259	9,449,436	(30.4)
OceanFirst Financial Corp.	14,209	255,194	(0.8)
Olo, Inc., Class A	557,690	4,115,752	(13.3)
OmniAb, Inc., 12.50 Earnout Shares	518	—	0.0
OmniAb, Inc., 15.00 Earnout Shares	518	—	0.0
Palomar Holdings, Inc.	6,625	714,639	(2.3)
Paramount Group, Inc.	870,895	4,258,677	(13.7)
Pebblebrook Hotel Trust	66,378	871,543	(2.8)
Pennant Group, Inc.	7,557	200,034	(0.6)
Security	Shares	Value	% of Basket Value
United States (continued)
PRA Group, Inc.	9,013	$199,277	(0.6)%
Privia Health Group, Inc.	221,266	5,055,928	(16.3)
Radius Recycling, Inc., Class A	961	11,542	(0.0)
REX American Resources Corp.	19,877	829,268	(2.7)
Savers Value Village, Inc.	94,353	1,051,092	(3.4)
Southside Bancshares, Inc.	9,988	313,923	(1.0)
Tandem Diabetes Care, Inc.	89,437	3,314,535	(10.7)
Tanger, Inc.	286,546	9,404,440	(30.3)
Turning Point Brands, Inc.	33,950	2,163,973	(7.0)
Tutor Perini Corp.	56,984	1,372,745	(4.4)
Ultra Clean Holdings, Inc.	120,326	4,436,420	(14.3)
Univest Financial Corp.	11,738	356,718	(1.1)
Verint Systems, Inc.	102,307	2,596,552	(8.4)
Verra Mobility Corp., Class A	109,303	2,884,506	(9.3)
Visteon Corp.	92,692	7,791,690	(25.1)
Xperi, Inc.	74,644	673,289	(2.2)
Yext, Inc.	8,230	54,153	(0.2)
Zumiez, Inc.	15,344	244,890	(0.8)
		136,852,898
Total Reference Entity — Long		275,681,271
Reference Entity — Short
Common Stocks
Australia
ALS Ltd.	(84,052)	(847,390)	2.7
Amotiv Ltd.	(65,627)	(436,799)	1.4
Ansell Ltd.	(10,493)	(228,139)	0.7
Bellevue Gold Ltd.	(1,085,435)	(826,829)	2.7
Boss Energy Ltd.	(258,760)	(520,924)	1.7
Brickworks Ltd.	(33,900)	(545,874)	1.8
Champion Iron Ltd.	(145,789)	(495,348)	1.6
Deep Yellow Ltd.	(550,951)	(452,438)	1.5
DroneShield Ltd.	(175,863)	(72,690)	0.2
Lifestyle Communities Ltd.	(125,617)	(758,775)	2.4
National Storage REIT	(2,549,382)	(3,523,612)	11.4
Orora Ltd.	(350,324)	(509,873)	1.6
Paladin Energy Ltd.	(173,957)	(944,428)	3.0
PEXA Group Ltd.	(29,748)	(240,583)	0.8
Qube Holdings Ltd.	(327,360)	(840,110)	2.7
Sigma Healthcare Ltd.	(1,537,201)	(2,717,213)	8.8
Silex Systems Ltd.	(35,533)	(134,723)	0.4
Stanmore Resources Ltd.	(641,650)	(1,034,487)	3.3
Strike Energy Ltd.	(1,430,845)	(206,615)	0.7
Westgold Resources Ltd.	(59,522)	(93,766)	0.3
		(15,430,616)
Austria
Raiffeisen Bank International AG	(65,571)	(1,483,040)	4.8
Voestalpine AG	(17,053)	(356,662)	1.1
Wienerberger AG	(223,448)	(6,522,897)	21.0
		(8,362,599)
Belgium
Azelis Group NV	(66,952)	(1,371,570)	4.4
Bekaert SA	(31,140)	(1,087,092)	3.5
KBC Ancora	(19,059)	(1,024,862)	3.3
Melexis NV	(2,979)	(179,547)	0.6
Proximus SADP	(95,114)	(526,934)	1.7
		(4,190,005)

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Bermuda
Conduit Holdings Ltd.	(45,480)	$(255,966)	0.8%
Brazil
ERO Copper Corp.	(6,489)	(86,886)	0.3
Karoon Energy Ltd.	(561,858)	(543,298)	1.7
		(630,184)
Canada
Altus Group Ltd.	(49,430)	(2,018,557)	6.5
Definity Financial Corp.	(44,304)	(1,742,164)	5.6
Docebo, Inc.	(3,636)	(152,110)	0.5
EQB, Inc.	(45,085)	(3,361,482)	10.8
First Capital Real Estate Investment Trust	(95,300)	(1,089,817)	3.5
Kinaxis, Inc.	(23,386)	(2,692,524)	8.7
Laurentian Bank of Canada	(48,069)	(926,089)	3.0
Pet Valu Holdings Ltd.	(116,613)	(2,046,053)	6.6
Premium Brands Holdings Corp., Class A	(26,904)	(1,454,836)	4.7
Skeena Resources Ltd.	(169,225)	(1,660,404)	5.3
Spin Master Corp.	(49,917)	(1,056,832)	3.4
StorageVault Canada, Inc.	(84,625)	(212,531)	0.7
Trisura Group Ltd.	(8,030)	(183,049)	0.6
Westshore Terminals Investment Corp.	(18,012)	(289,759)	0.9
Winpak Ltd.	(38,407)	(1,142,683)	3.7
		(20,028,890)
China
Silvercorp Metals, Inc.	(26,393)	(82,628)	0.3
Denmark
Chemometec A/S	(30,470)	(2,360,089)	7.6
Ringkjoebing Landbobank A/S	(11,734)	(1,913,911)	6.1
Royal Unibrew A/S	(78,525)	(5,428,151)	17.5
Scandinavian Tobacco Group A/S, Class A	(56,521)	(812,460)	2.6
Sydbank AS	(45,424)	(2,413,503)	7.8
		(12,928,114)
France
Alten SA	(18,670)	(1,717,352)	5.5
Canal SA	(721,897)	(1,644,709)	5.3
Elis SA	(5,741)	(117,529)	0.4
Eramet SA	(1,333)	(74,418)	0.2
Forvia SE	(98,903)	(1,038,023)	3.4
IPSOS SA	(31,666)	(1,498,400)	4.8
Vivendi SE	(1,211,511)	(3,424,324)	11.0
		(9,514,755)
Germany
Covestro AG	(77,935)	(4,601,152)	14.8
Eckert & Ziegler SE	(11,375)	(642,475)	2.1
Fraport AG Frankfurt Airport Services Worldwide	(45,296)	(2,698,299)	8.7
Gerresheimer AG	(124,778)	(8,739,489)	28.1
K&S AG, Class N, Registered Shares	(15,492)	(215,598)	0.7
Schott Pharma AG & Co. KGaA	(45,313)	(1,108,442)	3.6
Sixt SE	(2,042)	(165,830)	0.5
		(18,171,285)
Ireland
C&C Group PLC	(167,635)	(303,046)	1.0
Dalata Hotel Group PLC	(136,916)	(672,544)	2.1
		(975,590)
Security	Shares	Value	% of Basket Value
Israel
Enlight Renewable Energy Ltd.	(124,447)	$(2,011,162)	6.5%
Kornit Digital Ltd.	(3,560)	(103,382)	0.3
OPC Energy Ltd.	(73,312)	(629,665)	2.0
		(2,744,209)
Italy
Stevanato Group SpA	(2,318)	(51,947)	0.2
Technoprobe SpA	(70,643)	(444,921)	1.4
		(496,868)
Japan
Aeon Mall Co. Ltd.	(108,100)	(1,364,416)	4.4
Aiful Corp.	(42,200)	(91,857)	0.3
Anycolor, Inc.	(16,300)	(333,288)	1.1
Appier Group, Inc.	(20,600)	(212,952)	0.7
Ariake Japan Co. Ltd.	(9,800)	(328,122)	1.1
ASAHI YUKIZAI Corp.	(8,700)	(242,778)	0.8
ASKUL Corp.	(18,700)	(204,997)	0.7
C Uyemura & Co. Ltd.	(4,300)	(285,045)	0.9
Chugoku Marine Paints Ltd.	(800)	(12,143)	0.0
Colowide Co Ltd.	(114,100)	(1,255,256)	4.0
Cover Corp.	(123,100)	(2,202,612)	7.1
Daiei Kankyo Co. Ltd.	(26,400)	(481,591)	1.5
Enplas Corp.	(12,600)	(433,537)	1.4
Ferrotec Holdings Corp.	(38,500)	(637,834)	2.1
First Bank of Toyama Ltd.	(74,200)	(513,920)	1.7
Fujita Kanko, Inc.	(11,100)	(709,109)	2.3
Fukuyama Transporting Co. Ltd.	(9,400)	(222,673)	0.7
Future Corp.	(7,900)	(92,411)	0.3
Godo Steel Ltd.	(13,600)	(351,167)	1.1
Harmonic Drive Systems, Inc.	(152,600)	(4,383,722)	14.1
Hokuetsu Corp.	(78,000)	(734,236)	2.4
Idec Corp.	(15,500)	(254,736)	0.8
Iino Kaiun Kaisha Ltd.	(69,600)	(502,167)	1.6
Invincible Investment Corp.	(9,134)	(3,982,907)	12.8
Japan Elevator Service Holdings Co. Ltd.	(6,000)	(116,136)	0.4
Japan Investment Adviser Co. Ltd.	(6,900)	(55,965)	0.2
Japan Logistics Fund, Inc.	(156)	(90,338)	0.3
JTEKT Corp.	(14,700)	(115,555)	0.4
Kanto Denka Kogyo Co. Ltd.	(64,600)	(396,880)	1.3
KOMEDA Holdings Co. Ltd.	(155,400)	(2,764,567)	8.9
Kosaido Holdings Co. Ltd.	(66,900)	(229,158)	0.7
Kusuri no Aoki Holdings Co. Ltd.	(2,200)	(46,872)	0.1
KYB Corp.	(23,800)	(449,739)	1.4
Leopalace21 Corp.	(49,100)	(174,698)	0.6
Mars Group Holdings Corp.	(24,500)	(500,081)	1.6
Medley, Inc.	(7,800)	(203,950)	0.7
Mitsubishi Logistics Corp.	(58,100)	(415,066)	1.3
Mitsui E&S Co. Ltd.	(185,200)	(1,876,183)	6.0
Mitsui Fudosan Logistics Park, Inc.	(1,320)	(868,194)	2.8
Mitsui High-Tec, Inc.	(47,100)	(273,693)	0.9
Mitsui-Soko Holdings Co. Ltd.	(7,700)	(381,303)	1.2
Mori Hills REIT Investment Corp.	(633)	(512,062)	1.6
Musashi Seimitsu Industry Co. Ltd.	(67,800)	(1,331,289)	4.3
Nikkon Holdings Co. Ltd.	(89,600)	(1,303,898)	4.2
Nippon Accommodations Fund, Inc.	(46)	(172,994)	0.6
Nippon Carbon Co. Ltd.	(3,900)	(108,110)	0.3
Nippon Paper Industries Co. Ltd.	(115,000)	(656,562)	2.1
Nishimatsuya Chain Co. Ltd.	(69,500)	(1,041,536)	3.4
Nitto Kogyo Corp.	(21,700)	(406,043)	1.3
Nojima Corp.	(38,300)	(575,674)	1.9
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
NPR-RIKEN Corp.	(5,100)	$(83,301)	0.3%
Ohsho Food Service Corp.	(28,000)	(521,314)	1.7
OKUMA Corp.	(11,500)	(259,390)	0.8
Osaka Soda Co. Ltd.	(16,100)	(172,872)	0.6
Osaka Steel Co. Ltd.	(1,100)	(16,567)	0.1
Penta-Ocean Construction Co. Ltd.	(17,400)	(73,400)	0.2
PILLAR Corp.	(16,400)	(447,173)	1.4
Piolax, Inc.	(23,100)	(347,794)	1.1
Relo Group, Inc.	(10,900)	(133,595)	0.4
Rengo Co. Ltd.	(204,900)	(1,158,142)	3.7
Riken Keiki Co. Ltd.	(17,100)	(342,483)	1.1
Roland Corp.	(8,300)	(211,362)	0.7
Sangetsu Corp.	(35,900)	(667,235)	2.1
Sanken Electric Co Ltd.	(1,200)	(47,131)	0.1
Seikitokyu Kogyo Co. Ltd.	(26,800)	(266,376)	0.9
Septeni Holdings Co. Ltd.	(171,800)	(440,402)	1.4
Simplex Holdings, Inc.	(8,600)	(160,652)	0.5
Star Micronics Co. Ltd.	(9,700)	(121,919)	0.4
Starts Corp., Inc.	(400)	(9,936)	0.0
Takara Holdings, Inc.	(38,600)	(339,517)	1.1
Toho Bank Ltd.	(41,000)	(81,778)	0.3
Toridoll Holdings Corp.	(5,900)	(143,124)	0.5
Tsuburaya Fields Holdings, Inc.	(10,500)	(125,765)	0.4
Tsuruha Holdings, Inc.	(33,300)	(2,038,059)	6.6
Visional, Inc.	(106,200)	(5,268,231)	17.0
Wacoal Holdings Corp.	(3,100)	(108,172)	0.3
West Holdings Corp.	(30,300)	(307,689)	1.0
Workman Co. Ltd.	(18,200)	(509,461)	1.6
Yamada Holdings Co. Ltd.	(293,500)	(861,775)	2.8
Yamae Group Holdings Co. Ltd.	(14,500)	(188,332)	0.6
Yoshinoya Holdings Co. Ltd.	(29,200)	(553,693)	1.8
		(50,906,662)
Luxembourg
RTL Group SA	(23,948)	(731,803)	2.4
Netherlands
AMG Critical Materials NV	(56,439)	(819,008)	2.6
Basic-Fit NV	(3,714)	(93,937)	0.3
Flow Traders Ltd.	(60,248)	(1,513,850)	4.9
Havas NV	(47,099)	(74,219)	0.3
OCI NV	(42,543)	(489,902)	1.6
SBM Offshore NV	(16,890)	(315,541)	1.0
TKH Group NV	(35,527)	(1,307,970)	4.2
		(4,614,427)
New Zealand
Fletcher Building Ltd.	(51,441)	(82,592)	0.3
Norway
Crayon Group Holding ASA	(169,371)	(1,579,555)	5.1
MPC Container Ships ASA	(361,593)	(587,816)	1.9
Protector Forsikring ASA	(2,960)	(86,377)	0.3
Schibsted ASA, Class A	(124,003)	(3,681,077)	11.8
TOMRA Systems ASA	(154,435)	(2,282,704)	7.3
		(8,217,529)
Portugal
REN - Redes Energeticas Nacionais SGPS SA	(313,612)	(772,685)	2.5
Singapore
Frasers Logistics & Commercial Trust	(1,011,900)	(656,392)	2.1
Security	Shares	Value	% of Basket Value
Spain
Acerinox SA	(139,612)	$(1,400,978)	4.5%
Puig Brands SA	(41,213)	(822,966)	2.6
Sacyr SA	(6,700)	(21,914)	0.1
Vidrala SA	(11,520)	(1,179,598)	3.8
Viscofan SA	(12,673)	(803,280)	2.6
		(4,228,736)
Sweden
Alleima AB	(336,928)	(2,793,487)	9.0
Betsson AB	(6,454)	(88,209)	0.3
Bravida Holding AB	(45,854)	(365,919)	1.2
Catena AB	(1,927)	(83,943)	0.3
Clas Ohlson AB, Class B	(22,386)	(477,807)	1.5
Dometic Group AB	(342,851)	(1,736,206)	5.6
Elekta AB, Class B	(15,802)	(93,648)	0.3
Embracer Group AB	(633)	(12,799)	0.0
Hexatronic Group AB	(39,157)	(127,830)	0.4
HMS Networks AB	(15,290)	(707,137)	2.3
Hufvudstaden AB, Class A	(68,434)	(761,861)	2.4
Lagercrantz Group AB, Class B	(3,994)	(84,794)	0.3
Paradox Interactive AB	(41,824)	(818,540)	2.6
Samhallsbyggnadsbolaget i Norden AB, Class B	(447,508)	(226,712)	0.7
Thule Group AB	(86,226)	(2,730,101)	8.8
Wallenstam AB, Class B	(436,525)	(1,884,383)	6.1
		(12,993,376)
Switzerland
Bucher Industries AG, Registered Shares	(1,835)	(737,912)	2.4
Cembra Money Bank AG	(11,144)	(1,098,064)	3.5
Comet Holding AG, Class N, Registered Shares	(977)	(291,509)	0.9
Daetwyler Holding AG	(4,664)	(710,802)	2.3
Galenica AG	(1,832)	(163,262)	0.5
Garrett Motion, Inc.	(84,162)	(806,272)	2.6
Interroll Holding AG, Class N, Registered Shares	(232)	(544,096)	1.8
Mobimo Holding AG, Registered Shares	(530)	(176,036)	0.6
SFS Group AG	(4,508)	(566,410)	1.8
VZ Holding AG	(4,622)	(795,624)	2.6
		(5,889,987)
United Kingdom
Aston Martin Lagonda Global Holdings PLC	(1,018,216)	(1,319,753)	4.3
Auction Technology Group PLC	(121,416)	(930,360)	3.0
Close Brothers Group PLC	(50,876)	(201,481)	0.7
Evoke PLC	(1,993,766)	(1,744,045)	5.6
Great Portland Estates PLC	(52,297)	(187,072)	0.6
Home Reit PLC	(319,295)	(82,853)	0.3
Ibstock PLC	(480,059)	(999,978)	3.2
John Wood Group PLC	(114,002)	(102,409)	0.3
Marshalls PLC	(508,585)	(1,645,851)	5.3
Mobico Group PLC	(1,119,874)	(1,020,570)	3.3
Moonpig Group PLC	(353,263)	(993,624)	3.2
SigmaRoc PLC	(153,986)	(138,806)	0.4
Travis Perkins PLC	(427,782)	(3,764,013)	12.1
Victrex PLC	(3,135)	(38,560)	0.1
Watches of Switzerland Group PLC	(427,163)	(3,022,188)	9.7
Yellow Cake PLC	(19,022)	(115,464)	0.4
		(16,307,027)
United States
Adeia, Inc.	(43,041)	(553,077)	1.8
Aehr Test Systems	(387,157)	(4,386,489)	14.1

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Amerant Bancorp, Inc., Class A	(5,342)	$(123,934)	0.4%
American Superconductor Corp.	(4,935)	(129,643)	0.4
Apollo Commercial Real Estate Finance, Inc.	(87,730)	(777,288)	2.5
Atlantic Union Bankshares Corp.	(140,115)	(5,292,144)	17.0
Avadel Pharmaceuticals PLC, ADR	(97,838)	(772,920)	2.5
Baldwin Insurance Group, Inc., Class A	(36,795)	(1,506,755)	4.9
Boston Omaha Corp., Class A	(42,095)	(612,061)	2.0
Buckle, Inc.	(46,764)	(2,226,434)	7.2
Calumet, Inc.	(102,731)	(1,819,366)	5.9
Cass Information Systems, Inc.	(11,710)	(482,335)	1.6
CECO Environmental Corp.	(21,565)	(610,721)	2.0
Coastal Financial Corp.	(4,428)	(394,889)	1.3
Columbia Financial, Inc.	(21,215)	(313,770)	1.0
Conduent, Inc.	(94,414)	(373,879)	1.2
Crescent Energy Co., Class A	(497,404)	(7,490,904)	24.1
Cricut, Inc., Class A	(23,032)	(123,682)	0.4
Cytek Biosciences, Inc.	(25,007)	(128,786)	0.4
Daktronics, Inc.	(33,398)	(548,061)	1.8
DigitalBridge Group, Inc., Class A	(88,200)	(967,554)	3.1
Dine Brands Global, Inc.	(22,153)	(673,008)	2.2
Easterly Government Properties, Inc.	(186,578)	(2,119,526)	6.8
Eastern Bankshares, Inc.	(31,750)	(582,930)	1.9
Embecta Corp.	(38,551)	(691,219)	2.2
Enfusion, Inc., Class A	(104,387)	(1,164,959)	3.8
Enovix Corp.	(22,277)	(268,661)	0.9
EverCommerce, Inc.	(80,480)	(816,067)	2.6
Excelerate Energy, Inc., Class A	(36,489)	(1,089,926)	3.5
First Bancorp/Southern Pines NC	(14,579)	(643,371)	2.1
First Commonwealth Financial Corp.	(73,859)	(1,231,968)	4.0
First Community Bankshares, Inc.	(9,534)	(413,490)	1.3
Guess?, Inc.	(122,451)	(1,580,842)	5.1
Hawkins, Inc.	(2,068)	(221,090)	0.7
HighPeak Energy, Inc.	(1,299)	(17,705)	0.1
Innodata, Inc.	(2,665)	(98,818)	0.3
Limbach Holdings, Inc.	(9,102)	(841,753)	2.7
Macerich Co.	(637,965)	(13,256,913)	42.7
Manitowoc Co., Inc.	(12,669)	(126,563)	0.4
MaxCyte, Inc.	(15,107)	(68,133)	0.2
Meridianlink, Inc.	(61,583)	(1,185,473)	3.8
Metallus, Inc.	(40,426)	(603,965)	1.9
Middlesex Water Co.	(5,513)	(279,178)	0.9
Mitek Systems, Inc.	(220,701)	(2,251,150)	7.2
NBT Bancorp, Inc.	(16,696)	(795,231)	2.6
Neogen Corp.	(135,619)	(1,554,194)	5.0
NextDecade Corp.	(5,204)	(44,130)	0.1
NextNav, Inc.	(103,775)	(1,289,923)	4.2
nLight, Inc.	(76,249)	(851,701)	2.7
Oklo, Inc., Class A	(20,564)	(855,668)	2.8
Open Lending Corp.	(196,167)	(1,186,810)	3.8
PennyMac Financial Services, Inc., Class A	(21,011)	(2,199,642)	7.1
Portillo’s, Inc., Class A	(106,995)	(1,488,301)	4.8
PotlatchDeltic Corp.	(58,925)	(2,635,715)	8.5
Premier, Inc., Class A	(125,179)	(2,836,556)	9.1
RCI Hospitality Holdings, Inc.	(11,910)	(661,481)	2.1
Ready Capital Corp.	(135,870)	(903,536)	2.9
Resideo Technologies, Inc.	(5,393)	(121,450)	0.4
Smith Douglas Homes Corp., Class A	(3,235)	(78,481)	0.3
Sunstone Hotel Investors, Inc.	(108,922)	(1,234,086)	4.0
Sweetgreen, Inc., Class A	(106,926)	(3,520,004)	11.3
Security	Shares	Value	% of Basket Value
United States (continued)
Tarsus Pharmaceuticals, Inc.	(23,441)	$(1,260,188)	4.1%
Towne Bank	(29,085)	(1,040,371)	3.3
Triumph Financial, Inc.	(5,643)	(434,850)	1.4
Triumph Group, Inc.	(138,714)	(2,599,500)	8.4
Trupanion, Inc.	(12,640)	(599,642)	1.9
Urban Outfitters, Inc.	(117,248)	(6,497,884)	20.9
Vishay Intertechnology, Inc.	(94,476)	(1,599,479)	5.1
VSE Corp.	(46,032)	(4,711,375)	15.2
WaVe Life Sciences Ltd.	(14,231)	(164,653)	0.5
Westrock Coffee Co.	(8,636)	(60,107)	0.2
White Mountains Insurance Group Ltd.	(1,196)	(2,311,222)	7.4
XPEL, Inc.	(24,724)	(1,036,677)	3.3
Xponential Fitness, Inc., Class A	(156,227)	(2,613,678)	8.4
York Water Co.	(15,508)	(479,662)	1.5
		(107,527,597)
Rights
Spain
Sacyr SA, (Expires 02/12/25, Strike Price EUR	(46,631)	(3,943)	0.0
Total Reference Entity — Short		(306,744,465)
Net Value of Reference Entity — Bank of America N.A.		$(31,063,194)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination dates 02/15/28 - 03/15/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
AGL Energy Ltd.	171,490	$1,219,857	(2.8)%
Glencore PLC	471,501	2,037,095	(4.7)
Northern Star Resources Ltd.	293,456	3,105,856	(7.1)
Sonic Healthcare Ltd.	39,140	687,601	(1.6)
South32 Ltd.	1,198,283	2,460,492	(5.7)
		9,510,901
Canada
Algonquin Power & Utilities Corp.	129,868	578,144	(1.3)
Barrick Gold Corp.	57,382	938,106	(2.2)
CGI, Inc., Class A	214,693	25,309,356	(58.3)
FirstService Corp.	14,214	2,584,995	(6.0)
IGM Financial, Inc.	241,290	7,741,668	(17.8)
Keyera Corp.	4,359	123,690	(0.3)
Loblaw Cos Ltd.	15,359	1,923,164	(4.4)
Stantec, Inc.	4,838	374,397	(0.9)
TELUS Corp.	12,260	177,824	(0.4)
		39,751,344
China
Budweiser Brewing Co APAC Ltd.	2,555,800	2,339,879	(5.4)
Denmark
Vestas Wind Systems A/S	78,717	1,082,723	(2.5)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Finland
Stora Enso OYJ	143,868	$1,593,375	(3.7)%
France
Amundi SA	23,781	1,674,082	(3.9)
Gaztransport Et Technigaz SA	3,752	573,158	(1.3)
		2,247,240
Germany
Fresenius Medical Care AG	19,355	961,456	(2.2)
Hong Kong
WH Group Ltd.	4,713,000	3,676,586	(8.5)
Italy
Intesa Sanpaolo SpA	858,403	3,715,452	(8.6)
Saipem SpA	1,511,635	3,688,634	(8.5)
		7,404,086
Japan
AGC, Inc.	56,700	1,638,025	(3.8)
Amada Co. Ltd.	343,600	3,547,836	(8.2)
Canon, Inc.	24,000	773,494	(1.8)
Daiwa House Industry Co. Ltd.	73,900	2,328,127	(5.4)
Horiba Ltd.	74,300	4,656,638	(10.7)
Hulic Co. Ltd.	65,500	577,286	(1.3)
J Front Retailing Co. Ltd.	32,300	452,558	(1.0)
Marubeni Corp.	8,400	124,887	(0.3)
Nexon Co. Ltd.	76,100	988,612	(2.3)
NIPPON EXPRESS HOLDINGS, Inc.	12,300	199,359	(0.4)
Obayashi Corp.	79,400	1,066,352	(2.4)
Ono Pharmaceutical Co. Ltd.	2,900	30,170	(0.1)
Rakuten Group, Inc.	226,400	1,421,601	(3.3)
Sankyo Co. Ltd.	24,800	332,541	(0.8)
Santen Pharmaceutical Co. Ltd.	259,800	2,614,320	(6.0)
Shionogi & Co. Ltd.	205,700	3,024,634	(7.0)
Skylark Holdings Co. Ltd.	89,900	1,422,359	(3.3)
Subaru Corp.	13,100	228,194	(0.5)
Sumitomo Mitsui Trust Group, Inc.	122,700	3,085,329	(7.1)
Takashimaya Co. Ltd.	382,400	3,246,533	(7.5)
Takeda Pharmaceutical Co. Ltd.	110,900	2,983,212	(6.9)
Terumo Corp.	342,900	6,437,572	(14.8)
Tokyu Fudosan Holdings Corp.	49,100	315,256	(0.7)
Toyota Tsusho Corp.	57,100	964,398	(2.2)
		42,459,293
Macau
Galaxy Entertainment Group Ltd.	103,000	448,212	(1.0)
New Zealand
Xero Ltd.	27,937	3,144,450	(7.2)
Norway
Aker BP ASA	235,453	4,914,478	(11.3)
Spain
Bankinter SA	57,146	486,888	(1.1)
Switzerland
Givaudan SA, Class N, Registered Shares	2,957	12,944,890	(29.8)
United Kingdom
IG Group Holdings PLC	386,371	4,881,634	(11.2)
Man Group PLC	20	53	(0.0)
Security	Shares	Value	% of Basket Value
United Kingdom (continued)
MONY Group PLC	1	$2	(0.0)%
Ocado Group PLC	97,839	362,370	(0.8)
Smiths Group PLC	120,551	3,070,456	(7.1)
		8,314,515
United States
CSL Ltd.	1,843	318,181	(0.7)
Zambia
First Quantum Minerals Ltd.	226,357	2,833,064	(6.5)
Total Reference Entity — Long		144,431,561
Reference Entity — Short
Common Stocks
Australia
APA Group	(265,049)	(1,117,773)	2.6
Goodman Group	(19,272)	(429,769)	1.0
Lynas Rare Earths Ltd.	(268,382)	(1,040,257)	2.4
NEXTDC Ltd.	(119,443)	(1,086,211)	2.5
Pilbara Minerals Ltd.	(822,622)	(1,153,773)	2.7
Reece Ltd.	(6,890)	(100,939)	0.2
Wesfarmers Ltd.	(17,475)	(823,149)	1.9
Woodside Energy Group Ltd.	(95,589)	(1,456,851)	3.3
		(7,208,722)
Austria
Erste Group Bank AG	(11,978)	(736,393)	1.7
Belgium
D’ieteren Group	(25,055)	(4,202,653)	9.7
Elia Group SA/NV	(25,359)	(1,711,253)	3.9
Syensqo SA	(400)	(31,517)	0.1
		(5,945,423)
Canada
AltaGas Ltd.	(126,638)	(2,922,516)	6.7
Brookfield Corp., Class A	(1,666)	(101,862)	0.2
Capital Power Corp.	(93,185)	(3,412,327)	7.9
Capstone Copper Corp.	(1,193,789)	(6,686,237)	15.4
Element Fleet Management Corp.	(335,189)	(6,584,543)	15.2
National Bank of Canada	(14,088)	(1,250,361)	2.9
Quebecor, Inc., Class B	(31,200)	(692,546)	1.6
		(21,650,392)
Chad
Ivanhoe Mines Ltd., Class A	(117,185)	(1,258,649)	2.9
China
Wharf Holdings Ltd.	(121,000)	(295,050)	0.7
Wilmar International Ltd.	(637,800)	(1,458,050)	3.3
		(1,753,100)
Denmark
Coloplast A/S, Class B	(24,794)	(2,855,464)	6.6
Finland
Neste OYJ	(150,267)	(1,904,076)	4.4
France
Cie de Saint-Gobain SA	(25,583)	(2,399,005)	5.5
Getlink SE	(9,036)	(144,552)	0.3
Renault SA	(124,162)	(6,374,195)	14.7

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
France (continued)
Rexel SA	(73,243)	$(1,939,027)	4.5%
Sartorius Stedim Biotech	(6,071)	(1,399,844)	3.2
Unibail-Rodamco-Westfield	(139,315)	(11,664,368)	26.9
		(23,920,991)
Hong Kong
CK Asset Holdings Ltd.	(441,500)	(1,844,774)	4.2
Power Assets Holdings Ltd.	(393,000)	(2,542,578)	5.9
		(4,387,352)
Israel
Elbit Systems Ltd.	(2,045)	(617,232)	1.4
ICL Group Ltd.	(77,435)	(460,400)	1.1
		(1,077,632)
Italy
Banco BPM SpA	(8,824)	(77,565)	0.2
Davide Campari-Milano NV	(164,066)	(946,516)	2.2
Iveco Group NV	(79,152)	(963,368)	2.2
Nexi SpA	(92,475)	(469,619)	1.1
Ryanair Holdings PLC	(51,199)	(1,073,574)	2.5
Telecom Italia SpA	(8,164,345)	(2,241,005)	5.1
Terna - Rete Elettrica Nazionale	(5,995)	(49,452)	0.1
		(5,821,099)
Japan
Asics Corp.	(78,400)	(1,747,546)	4.0
BayCurrent, Inc.	(22,700)	(967,972)	2.2
Cosmo Energy Holdings Co. Ltd.	(12,300)	(531,081)	1.2
Cosmos Pharmaceutical Corp.	(15,700)	(734,798)	1.7
Dexerials Corp.	(3,300)	(43,004)	0.1
Fujikura Ltd.	(14,900)	(599,699)	1.4
Japan Post Bank Co. Ltd.	(119,700)	(1,238,166)	2.8
Japan Post Holdings Co. Ltd.	(17,300)	(180,681)	0.4
Japan Real Estate Investment Corp.	(1,899)	(1,337,889)	3.1
Jeol Ltd.	(1,900)	(70,026)	0.2
Kawasaki Heavy Industries Ltd.	(18,500)	(835,598)	1.9
Keisei Electric Railway Co. Ltd.	(54,600)	(520,729)	1.2
Kobayashi Pharmaceutical Co. Ltd.	(63,700)	(2,374,676)	5.5
Kobe Bussan Co. Ltd.	(155,000)	(3,522,303)	8.1
Kuraray Co. Ltd.	(1,900)	(27,816)	0.1
Kyushu Railway Co.	(159,600)	(3,880,990)	8.9
Maruwa Co. Ltd.	(8,600)	(2,105,631)	4.8
MatsukiyoCocokara & Co.	(15,000)	(222,017)	0.5
Nippon Building Fund, Inc.	(623)	(496,086)	1.1
Nitori Holdings Co. Ltd.	(1,700)	(199,078)	0.5
NTT Data Group Corp.	(10,000)	(194,066)	0.4
Osaka Gas Co. Ltd.	(4,000)	(78,643)	0.2
Rakus Co. Ltd.	(106,700)	(1,325,280)	3.1
Rakuten Bank Ltd.	(98,600)	(3,026,665)	7.0
Ryohin Keikaku Co. Ltd.	(73,300)	(1,942,218)	4.5
SBI Sumishin Net Bank Ltd.	(60,300)	(1,837,549)	4.2
Secom Co. Ltd.	(10,200)	(343,241)	0.8
Seibu Holdings, Inc.	(17,500)	(377,440)	0.9
SG Holdings Co. Ltd.	(49,400)	(465,567)	1.1
Square Enix Holdings Co. Ltd.	(2,300)	(93,226)	0.2
THK Co. Ltd.	(3,200)	(78,931)	0.2
Toho Co. Ltd.	(47,600)	(2,145,186)	4.9
Tohoku Electric Power Co., Inc.	(67,400)	(492,600)	1.1
Security	Shares	Value	% of Basket Value
Japan (continued)
Tokyo Electric Power Co Holdings, Inc.	(497,800)	$(1,304,601)	3.0%
Tokyo Gas Co. Ltd.	(14,800)	(418,674)	1.0
Tokyo Metro Co. Ltd.	(93,700)	(1,046,249)	2.4
TOPPAN Holdings, Inc.	(2,700)	(75,781)	0.2
Toray Industries, Inc.	(27,600)	(191,516)	0.4
Trial Holdings, Inc.	(38,700)	(675,737)	1.6
Yakult Honsha Co. Ltd.	(40,400)	(737,853)	1.7
Yamaha Motor Co. Ltd.	(3,900)	(32,626)	0.1
		(38,519,435)
Netherlands
ABN AMRO Bank NV	(21,814)	(365,889)	0.8
Adyen NV	(636)	(1,026,579)	2.4
IMCD NV	(2,737)	(428,615)	1.0
JDE Peet’s NV	(40,697)	(710,814)	1.6
Universal Music Group NV	(677,497)	(18,896,901)	43.5
		(21,428,798)
Singapore
CapitaLand Ascendas REIT	(18,000)	(34,125)	0.1
Capitaland Investment Ltd.	(418,100)	(752,695)	1.7
Oversea-Chinese Banking Corp. Ltd.	(651,500)	(8,309,736)	19.1
Sembcorp Industries Ltd.	(589,600)	(2,411,745)	5.6
		(11,508,301)
Spain
Cellnex Telecom SA	(156,260)	(5,233,647)	12.1
Iberdrola SA	(593,777)	(8,390,996)	19.3
		(13,624,643)
Sweden
Epiroc AB, Class B	(7,939)	(132,537)	0.3
Lifco AB, Class B	(3,904)	(128,019)	0.3
		(260,556)
Switzerland
Bachem Holding AG, Class N	(4,152)	(264,348)	0.6
Baloise Holding AG, Class N, Registered Shares	(6,732)	(1,228,394)	2.8
Julius Baer Group Ltd., Class N	(1)	(70)	0.0
Partners Group Holding AG	(6,799)	(10,328,696)	23.8
SIG Group AG	(2,759)	(60,169)	0.2
Sika AG, Registered Shares	(1,040)	(264,122)	0.6
Swiss Life Holding AG, Class N, Registered Shares	(5,856)	(4,781,073)	11.0
		(16,926,872)
United Kingdom
JD Sports Fashion PLC	(706,935)	(775,790)	1.8
Rentokil Initial PLC	(293,042)	(1,435,187)	3.3
Segro PLC	(9,752)	(86,223)	0.2
Wise PLC, Class A	(7,527)	(103,703)	0.2
		(2,400,903)
United States
International Paper Co.	(10,159)	(564,028)	1.3
Tenaris SA	(37,259)	(704,165)	1.6
		(1,268,193)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Preferred Stocks
Germany
Dr Ing hc F Porsche AG	(51,291)	$(3,265,659)	7.5%
Rights
Spain
Iberdrola SA, (Expires 02/05/25, Strike Price EUR	(544,837)	(128,304)	0.3
Total Reference Entity — Short		(187,850,957)
Net Value of Reference Entity — Bank of America N.A.		$(43,419,396)
The following table represents the individual long and short  positions and related values of the equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination dates 11/12/25 - 02/22/27:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
Glencore PLC	153,899	$664,912	(2.5)%
Lendlease Corp Ltd.	4	16	(0.0)
REA Group Ltd.	69,357	10,637,852	(39.3)
Santos Ltd.	1,320,829	5,719,130	(21.1)
Technology One Ltd.	208,492	3,964,106	(14.6)
		20,986,016
Denmark
AP Moller - Maersk A/S, Class B	7,064	10,432,664	(38.5)
Genmab A/S	10,552	2,074,069	(7.6)
Novo Nordisk A/S, Class B	19,436	1,640,877	(6.1)
		14,147,610
France
Amundi SA	27,000	1,900,686	(7.0)
Engie SA	1,128,815	18,634,345	(68.8)
Gaztransport Et Technigaz SA	24,965	3,813,671	(14.1)
Gecina SA	23,670	2,310,795	(8.6)
Ipsen SA	4,832	596,469	(2.2)
Nexans SA	13,025	1,270,916	(4.7)
Veolia Environnement SA	178,734	5,099,975	(18.8)
		33,626,857
Germany
Evonik Industries AG	608,217	11,421,018	(42.2)
Henkel AG & Co KGaA	4,506	348,076	(1.3)
Siemens Energy AG	280,412	16,683,754	(61.6)
		28,452,848
Hong Kong
WH Group Ltd.	1,500	1,170	(0.0)
Ireland
Kerry Group PLC	36,749	3,773,814	(13.9)
Security	Shares	Value	% of Basket Value
Israel
Cellebrite DI Ltd.	224,688	$5,401,499	(19.9)%
Wix.com Ltd.	31,694	7,571,380	(28.0)
		12,972,879
Japan
AGC, Inc.	7,900	228,226	(0.8)
Asahi Group Holdings Ltd.	86,200	933,661	(3.5)
Denso Corp.	208,000	2,878,406	(10.6)
Eisai Co. Ltd.	56,900	1,685,499	(6.2)
Fujitsu Ltd.	240,600	4,653,146	(17.2)
Japan Exchange Group, Inc.	61,700	651,934	(2.4)
Koito Manufacturing Co. Ltd.	165,500	2,176,270	(8.0)
Marubeni Corp.	141,300	2,100,786	(7.8)
Mazda Motor Corp.	184,700	1,262,864	(4.7)
Mitsui Fudosan Co. Ltd.	317,300	2,863,883	(10.6)
Nexon Co. Ltd.	22,900	297,493	(1.1)
Nomura Holdings, Inc.	2,068,300	13,446,812	(49.7)
Nomura Real Estate Holdings, Inc.	484,900	12,887,981	(47.6)
Nomura Research Institute Ltd.	64,400	2,175,897	(8.0)
Rohm Co. Ltd.	595,800	5,674,225	(21.0)
Skylark Holdings Co. Ltd.	263,800	4,173,729	(15.4)
Sumitomo Chemical Co. Ltd.	9,103,800	19,692,523	(72.7)
Takashimaya Co. Ltd.	24,400	207,153	(0.8)
Takeda Pharmaceutical Co. Ltd.	4,200	112,980	(0.4)
Toyota Motor Corp.	581,700	11,034,564	(40.7)
Unicharm Corp.	867,700	6,776,573	(25.0)
		95,914,605
Norway
Telenor ASA	86,898	1,062,550	(3.9)
Singapore
Seatrium Ltd.	194,400	317,775	(1.2)
Singapore Telecommunications Ltd.	2,622,700	6,408,206	(23.6)
		6,725,981
Spain
Acciona SA	29,174	3,286,989	(12.1)
ACS Actividades de Construccion y Servicios SA	205,590	10,467,450	(38.7)
Banco Bilbao Vizcaya Argentaria SA	465,307	5,297,500	(19.6)
		19,051,939
Sweden
AddTech AB	18,387	536,683	(2.0)
Assa Abloy AB, Class B	15,076	461,873	(1.7)
Essity AB	50,112	1,269,125	(4.7)
H & M Hennes & Mauritz AB, Class B	435,778	5,805,784	(21.4)
		8,073,465
Switzerland
DSM-Firmenich AG	231,617	23,645,625	(87.3)
Givaudan SA, Class N, Registered Shares	4,881	21,367,606	(78.9)
TE Connectivity PLC	63,045	9,328,769	(34.5)
		54,342,000
United Kingdom
AstraZeneca PLC	249,141	34,973,307	(129.1)
B&M European Value Retail SA	354,246	1,414,292	(5.2)
BAE Systems PLC	1,261,274	19,065,701	(70.4)
IG Group Holdings PLC	208,151	2,629,900	(9.7)
Next PLC	26,096	3,207,449	(11.8)

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United Kingdom (continued)
Ocado Group PLC	106,773	$395,459	(1.5)%
Rolls-Royce Holdings PLC	2,352,420	17,539,983	(64.8)
		79,226,091
United States
Abercrombie & Fitch Co., Class A	28,344	3,383,707	(12.5)
AECOM	84,356	8,894,497	(32.8)
Alaska Air Group, Inc.	192,079	14,069,787	(52.0)
Alcoa Corp.	50,013	1,766,459	(6.5)
Align Technology, Inc.	57,069	12,504,389	(46.2)
Alkermes PLC	51,949	1,637,952	(6.0)
AMETEK, Inc.	18,069	3,334,815	(12.3)
Amgen, Inc.	17,107	4,882,680	(18.0)
AutoNation, Inc.	4,208	793,418	(2.9)
Bank of America Corp.	901,561	41,742,274	(154.1)
Becton Dickinson & Co.	54,579	13,513,760	(49.9)
BellRing Brands, Inc.	11,261	871,038	(3.2)
Best Buy Co., Inc.	81,200	6,971,832	(25.7)
Biogen, Inc.	28,571	4,112,224	(15.2)
BioMarin Pharmaceutical, Inc.	29,592	1,874,949	(6.9)
Blueprint Medicines Corp.	41,302	4,647,714	(17.2)
Booking Holdings, Inc.	2,915	13,809,987	(51.0)
Box, Inc., Class A	120,773	4,032,610	(14.9)
Brinker International, Inc.	69,821	12,705,327	(46.9)
Brixmor Property Group, Inc.	98,518	2,567,379	(9.5)
CACI International, Inc., Class A	1,968	760,160	(2.8)
Carnival PLC	23,085	578,768	(2.1)
CDW Corp.	39,835	7,932,742	(29.3)
Cheniere Energy, Inc.	24,765	5,538,692	(20.5)
Chevron Corp.	205,703	30,688,831	(113.3)
Cigna Group	15,609	4,592,324	(17.0)
Cleveland-Cliffs, Inc.	46,601	477,194	(1.8)
Clorox Co.	31,229	4,955,418	(18.3)
Colgate-Palmolive Co.	255,025	22,110,667	(81.6)
ConocoPhillips	208,979	20,653,395	(76.3)
Devon Energy Corp.	810,921	27,652,406	(102.1)
Dow, Inc.	106,155	4,145,353	(15.3)
DR Horton, Inc.	64,037	9,086,850	(33.6)
Dropbox, Inc., Class A	77,984	2,507,186	(9.3)
Elevance Health, Inc.	20,835	8,244,410	(30.4)
EMCOR Group, Inc.	8,032	3,598,818	(13.3)
EOG Resources, Inc.	100,188	12,602,649	(46.5)
Equity LifeStyle Properties, Inc.	180,729	11,828,713	(43.7)
Etsy, Inc.	126,182	6,928,654	(25.6)
Exelixis, Inc.	38,674	1,282,043	(4.7)
Ferguson Enterprises, Inc.	32,211	5,834,056	(21.5)
Flex Ltd.	244,780	10,195,087	(37.6)
Flowserve Corp.	195,808	12,261,497	(45.3)
Fox Corp., Class A	254,290	13,014,562	(48.1)
Guidewire Software, Inc.	83,890	17,723,440	(65.4)
Halliburton Co.	598,654	15,576,977	(57.5)
Hartford Financial Services Group, Inc.	68,953	7,691,707	(28.4)
Hasbro, Inc.	21,051	1,217,590	(4.5)
HCA Healthcare, Inc.	72,833	24,028,335	(88.7)
Holcim AG	13,152	1,318,145	(4.9)
Incyte Corp.	48,548	3,600,320	(13.3)
Installed Building Products, Inc.	45,130	8,973,649	(33.1)
International Flavors & Fragrances, Inc.	45,956	4,002,308	(14.8)
Invesco Ltd.	874,133	16,809,578	(62.1)
IQVIA Holdings, Inc.	17,174	3,458,157	(12.8)
KB Home	34,643	2,324,545	(8.6)
Security	Shares	Value	% of Basket Value
United States (continued)
Kirby Corp.	21,751	$2,374,122	(8.8)%
KLA Corp.	2,937	2,168,211	(8.0)
Kroger Co.	20,679	1,274,654	(4.7)
Lam Research Corp.	529,865	42,945,558	(158.6)
Lamar Advertising Co., Class A	49,084	6,205,199	(22.9)
Lennar Corp., Class A	101,009	13,256,421	(49.0)
Lockheed Martin Corp.	3,410	1,578,660	(5.8)
LyondellBasell Industries NV, Class A	152,084	11,512,759	(42.5)
Marsh & McLennan Cos, Inc.	52,354	11,354,536	(41.9)
Medtronic PLC	173,747	15,779,703	(58.3)
MGIC Investment Corp.	465,600	11,891,424	(43.9)
Millrose Properties, Inc., Class A	50,504	558,574	(2.1)
Molina Healthcare, Inc.	10,661	3,309,281	(12.2)
Moody’s Corp.	23,712	11,842,721	(43.7)
Morgan Stanley	15,610	2,160,892	(8.0)
Motorola Solutions, Inc.	37,653	17,668,670	(65.2)
NetApp, Inc.	35,451	4,328,567	(16.0)
Neurocrine Biosciences, Inc.	8,409	1,276,654	(4.7)
Nucor Corp.	148,549	19,078,148	(70.4)
nVent Electric PLC	36,098	2,349,619	(8.7)
NVIDIA Corp.	214,243	25,724,157	(95.0)
NVR, Inc.	951	7,623,387	(28.2)
Packaging Corp. of America	14,600	3,104,836	(11.5)
Paramount Global, Class B	120,863	1,314,989	(4.9)
Pfizer, Inc.	1,333,129	35,354,581	(130.5)
Progressive Corp.	29,216	7,199,991	(26.6)
PulteGroup, Inc.	215,693	24,541,550	(90.6)
Qualys, Inc.	72,703	10,135,525	(37.4)
Reinsurance Group of America, Inc.	11,651	2,654,797	(9.8)
Robert Half, Inc.	266,641	17,275,670	(63.8)
RTX Corp.	1,020	131,529	(0.5)
Schlumberger NV	351,207	14,146,618	(52.2)
Taylor Morrison Home Corp., Class A	191,903	12,370,067	(45.7)
Texas Roadhouse, Inc., Class A	8,101	1,467,091	(5.4)
Toll Brothers, Inc.	126,537	17,184,990	(63.5)
Truist Financial Corp.	176,550	8,407,311	(31.0)
U.S. Bancorp	95,603	4,567,911	(16.9)
United Therapeutics Corp.	1,401	491,989	(1.8)
Valero Energy Corp.	90,911	12,091,163	(44.6)
VeriSign, Inc.	19,268	4,142,620	(15.3)
Viking Holdings Ltd.	29,710	1,504,217	(5.6)
Visa, Inc., Class A	14,367	4,910,641	(18.1)
Wingstop, Inc.	38,711	11,532,007	(42.6)
Zoetis, Inc., Class A	56,565	9,666,959	(35.7)
		912,770,993
Rights
Spain
ACS Actividades de Construccion y Servicios SA, (Expires 02/19/25, Strike Price EUR, 0.45)	205,590	101,521	(0.4)
Total Reference Entity — Long		1,291,230,339
Reference Entity — Short
Common Stocks
Australia
Brambles Ltd.	(217,628)	(2,659,520)	9.8
Endeavour Group Ltd.	(333,113)	(868,921)	3.2
National Australia Bank Ltd.	(25,169)	(620,206)	2.3
Reece Ltd.	(7,320)	(107,238)	0.4
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Australia (continued)
SEEK Ltd.	(43,469)	$(611,163)	2.2%
Suncorp Group Ltd.	(560,962)	(7,192,113)	26.6
Treasury Wine Estates Ltd.	(711,293)	(4,718,709)	17.4
		(16,777,870)
Bermuda
RenaissanceRe Holdings Ltd.	(38,772)	(9,017,592)	33.3
Canada
Alimentation Couche-Tard, Inc.	(362,121)	(19,123,258)	70.6
Metro, Inc.	(105,067)	(6,564,925)	24.3
Onex Corp.	(57,268)	(4,392,379)	16.2
Peyto Exploration & Development Corp.	(228,398)	(2,465,727)	9.1
		(32,546,289)
Denmark
Coloplast A/S, Class B	(41,595)	(4,790,394)	17.7
Danske Bank A/S	(182,278)	(5,442,380)	20.1
DSV A/S	(29,783)	(5,933,196)	21.9
Novozymes A/S, Class B	(155,388)	(8,908,865)	32.9
		(25,074,835)
Finland
Sampo Oyj, Class A	(175,423)	(7,241,512)	26.7
France
EssilorLuxottica SA	(37,879)	(10,396,219)	38.4
Kering SA	(38,511)	(10,081,728)	37.2
LVMH Moet Hennessy Louis Vuitton SE	(2,200)	(1,609,090)	5.9
Renault SA	(56,197)	(2,885,026)	10.7
Unibail-Rodamco-Westfield	(17,689)	(1,481,039)	5.5
		(26,453,102)
Germany
MTU Aero Engines AG, Class N	(61,828)	(21,121,249)	78.0
SMA Solar Technology AG	(5)	(70)	0.0
		(21,121,319)
Israel
Global-e Online Ltd.	(14,736)	(882,539)	3.3
Oddity Tech Ltd., Class A	(4,002)	(190,976)	0.7
		(1,073,515)
Japan
Advantest Corp.	(52,100)	(2,880,462)	10.6
Ajinomoto Co., Inc.	(63,700)	(2,553,564)	9.4
Asics Corp.	(116,400)	(2,594,571)	9.6
BayCurrent, Inc.	(368,200)	(15,700,756)	58.0
Chiba Bank Ltd.	(90,600)	(771,608)	2.8
Cosmos Pharmaceutical Corp.	(24,900)	(1,165,380)	4.3
East Japan Railway Co.	(27,000)	(480,690)	1.8
Food & Life Cos Ltd.	(11,200)	(250,549)	0.9
Fujikura Ltd.	(164,800)	(6,632,912)	24.5
GMO Payment Gateway, Inc.	(2,100)	(110,705)	0.4
Hankyu Hanshin Holdings, Inc.	(60,400)	(1,536,853)	5.7
Hikari Tsushin, Inc.	(800)	(182,743)	0.7
Hoshizaki Corp.	(147,900)	(5,473,951)	20.2
Ibiden Co. Ltd.	(439,200)	(12,878,653)	47.6
IHI Corp.	(24,700)	(1,477,757)	5.5
Isuzu Motors Ltd.	(234,900)	(3,158,084)	11.7
Japan Post Holdings Co. Ltd.	(782,500)	(8,172,435)	30.2
Japan Real Estate Investment Corp.	(15,865)	(11,177,253)	41.3
Japan Steel Works Ltd.	(149,900)	(5,301,749)	19.6
Security	Shares	Value	% of Basket Value
Japan (continued)
Kawasaki Heavy Industries Ltd.	(28,600)	$(1,291,789)	4.8%
Keisei Electric Railway Co. Ltd.	(426,300)	(4,065,694)	15.0
Kikkoman Corp.	(1,045,900)	(10,946,641)	40.4
Kobe Bussan Co. Ltd.	(234,500)	(5,328,903)	19.7
Kokusai Electric Corp.	(289,200)	(4,465,907)	16.5
Kuraray Co. Ltd.	(93,400)	(1,367,384)	5.0
Kyushu Railway Co.	(193,100)	(4,695,609)	17.3
Maruwa Co. Ltd.	(27,800)	(6,806,575)	25.1
MatsukiyoCocokara & Co.	(19,700)	(291,582)	1.1
McDonald’s Holdings Co. Japan Ltd.	(30,600)	(1,153,854)	4.3
Mebuki Financial Group, Inc.	(654,600)	(2,894,324)	10.7
MINEBEA MITSUMI, Inc.	(203,200)	(3,261,094)	12.0
MonotaRO Co. Ltd.	(62,400)	(1,075,065)	4.0
Nippon Building Fund, Inc.	(213)	(169,609)	0.6
Nippon Paint Holdings Co. Ltd.	(863,800)	(5,443,060)	20.1
Nippon Sanso Holdings Corp.	(222,200)	(6,292,823)	23.2
Nissan Motor Co. Ltd.	(349,300)	(955,833)	3.5
Nitori Holdings Co. Ltd.	(34,000)	(3,981,555)	14.7
Rakus Co. Ltd.	(167,700)	(2,082,939)	7.7
Rakuten Bank Ltd.	(463,100)	(14,215,501)	52.5
Renesas Electronics Corp.	(1,411,500)	(18,906,295)	69.8
Ricoh Co. Ltd.	(64,900)	(744,294)	2.7
Ryohin Keikaku Co. Ltd.	(25,400)	(673,020)	2.5
Sanwa Holdings Corp.	(117,900)	(3,690,032)	13.6
Sapporo Holdings Ltd.	(4,200)	(194,832)	0.7
SBI Sumishin Net Bank Ltd.	(348,300)	(10,613,904)	39.2
SCREEN Holdings Co. Ltd.	(69,900)	(4,870,795)	18.0
Seibu Holdings, Inc.	(221,900)	(4,785,940)	17.7
SG Holdings Co. Ltd.	(236,700)	(2,230,761)	8.2
Shimadzu Corp.	(104,400)	(3,028,535)	11.2
Shin-Etsu Chemical Co. Ltd.	(35,700)	(1,106,779)	4.1
Shinko Electric Industries Co. Ltd.	(526,900)	(19,867,492)	73.4
Sumitomo Electric Industries Ltd.	(123,500)	(2,307,242)	8.5
Sumitomo Forestry Co. Ltd.	(47,500)	(1,623,821)	6.0
Sumitomo Realty & Development Co. Ltd.	(8,200)	(283,338)	1.0
Suzuki Motor Corp.	(605,800)	(7,249,119)	26.8
Toho Co. Ltd.	(193,200)	(8,706,934)	32.1
Tohoku Electric Power Co., Inc.	(98,800)	(722,090)	2.7
Tokyo Electric Power Co Holdings, Inc.	(2,616,600)	(6,857,409)	25.3
Tokyo Gas Co. Ltd.	(166,700)	(4,715,741)	17.4
Tokyo Metro Co. Ltd.	(217,300)	(2,426,359)	9.0
TOPPAN Holdings, Inc.	(11,900)	(333,997)	1.2
Toyo Suisan Kaisha Ltd.	(1,700)	(109,847)	0.4
Yakult Honsha Co. Ltd.	(109,600)	(2,001,699)	7.4
Yamaha Motor Co. Ltd.	(717,400)	(6,001,489)	22.2
Zensho Holdings Co. Ltd.	(53,600)	(2,956,994)	10.9
		(280,295,174)
Jersey
Aptiv PLC	(58,351)	(3,642,269)	13.4
Netherlands
Akzo Nobel NV	(21,076)	(1,197,075)	4.4
BE Semiconductor Industries NV	(8,973)	(1,144,339)	4.2
IMCD NV	(18,723)	(2,932,028)	10.8
Randstad NV	(89,351)	(3,857,285)	14.3
Universal Music Group NV	(1,471,687)	(41,048,630)	151.6
		(50,179,357)

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Norway
DNB Bank ASA	(175,579)	$(3,729,417)	13.8%
Singapore
Capitaland Investment Ltd.	(577,900)	(1,040,379)	3.9
Sembcorp Industries Ltd.	(889,200)	(3,637,251)	13.4
		(4,677,630)
Sweden
Epiroc AB, Class A	(183,507)	(3,496,984)	12.9
Epiroc AB, Class B	(83,223)	(1,389,358)	5.1
EQT AB	(49,593)	(1,619,238)	6.0
Industrivarden AB, Class C	(97,064)	(3,429,766)	12.7
Lifco AB, Class B	(30,889)	(1,012,909)	3.8
Sagax AB, Class B	(5,287)	(116,358)	0.4
		(11,064,613)
Switzerland
Chocoladefabriken Lindt & Spruengli AG, Class N, Registered Shares	(1)	(113,183)	0.4
Partners Group Holding AG	(12,933)	(19,647,158)	72.5
SIG Group AG	(84,157)	(1,835,336)	6.8
Swatch Group AG	(14,428)	(2,672,942)	9.9
Swiss Life Holding AG, Class N, Registered Shares	(2,974)	(2,428,092)	9.0
VAT Group AG	(26,466)	(10,167,170)	37.5
		(36,863,881)
United Kingdom
British American Tobacco PLC	(9,192)	(364,701)	1.3
ConvaTec Group PLC	(768,176)	(2,342,124)	8.7
		(2,706,825)
United States
AAON, Inc.	(84,509)	(9,835,157)	36.3
Air Lease Corp., Class A	(144,979)	(6,698,030)	24.7
Alexandria Real Estate Equities, Inc.	(61,667)	(6,003,282)	22.2
Alight, Inc., Class A	(364,320)	(2,495,592)	9.2
Antero Midstream Corp.	(1,404,260)	(22,524,330)	83.2
APA Corp.	(964,202)	(21,144,950)	78.1
Assurant, Inc.	(67,365)	(14,496,274)	53.5
ATI, Inc.	(77,525)	(4,425,902)	16.3
AutoZone, Inc.	(752)	(2,519,358)	9.3
Axis Capital Holdings Ltd.	(32,066)	(2,918,647)	10.8
BILL Holdings, Inc.	(35,873)	(3,471,430)	12.8
BJ’s Wholesale Club Holdings, Inc.	(126,116)	(12,491,790)	46.1
BXP, Inc.	(256,520)	(18,761,873)	69.3
Cadence Design Systems, Inc.	(16,874)	(5,022,040)	18.5
Carrier Global Corp.	(140,640)	(9,195,043)	34.0
Casella Waste Systems, Inc., Class A	(220,890)	(23,754,511)	87.7
Celanese Corp., Class A	(118,576)	(8,423,639)	31.1
Chart Industries, Inc.	(23,100)	(4,887,729)	18.0
Chewy, Inc., Class A	(50,720)	(1,977,066)	7.3
CNH Industrial NV	(606,264)	(7,808,680)	28.8
CNX Resources Corp.	(520,955)	(14,263,748)	52.7
Coca-Cola Consolidated, Inc.	(794)	(1,085,890)	4.0
Commercial Metals Co.	(23,215)	(1,125,695)	4.2
Constellation Energy Corp.	(41,664)	(12,498,367)	46.2
Core & Main, Inc., Class A	(153,070)	(8,639,271)	31.9
Crocs, Inc.	(142,705)	(14,565,899)	53.8
Darling Ingredients, Inc.	(211,513)	(7,923,277)	29.3
Diamondback Energy, Inc.	(6,204)	(1,019,689)	3.8
Dillard’s, Inc., Class A	(54,855)	(25,678,174)	94.8
Dollar Tree, Inc.	(76,384)	(5,602,766)	20.7
Security	Shares	Value	% of Basket Value
United States (continued)
Dutch Bros, Inc., Class A	(119,006)	$(7,440,255)	27.5%
elf Beauty, Inc.	(19,180)	(1,916,274)	7.1
EQT Corp.	(925,647)	(47,319,075)	174.7
Expand Energy Corp.	(115,636)	(11,748,618)	43.4
Ford Motor Co.	(1,326,376)	(13,369,870)	49.4
Fortune Brands Innovations, Inc.	(5,196)	(372,397)	1.4
GE HealthCare Technologies, Inc.	(59,481)	(5,252,172)	19.4
General Mills, Inc.	(82,086)	(4,936,652)	18.2
Glaukos Corp.	(18,909)	(2,958,124)	10.9
Graphic Packaging Holding Co.	(294,197)	(8,069,824)	29.8
GSK PLC	(41,822)	(728,522)	2.7
GXO Logistics, Inc.	(30,261)	(1,375,362)	5.1
Hexcel Corp.	(108,825)	(7,095,390)	26.2
Host Hotels & Resorts, Inc.	(21,082)	(352,280)	1.3
Howmet Aerospace, Inc.	(99,212)	(12,558,255)	46.4
Ingersoll Rand, Inc.	(3,640)	(341,432)	1.3
International Business Machines Corp.	(78,689)	(20,120,777)	74.3
International Paper Co.	(299,430)	(16,624,354)	61.4
Intuitive Surgical, Inc.	(23,062)	(13,188,697)	48.7
IonQ, Inc.	(3,893)	(153,735)	0.6
Kinsale Capital Group, Inc.	(9,761)	(4,313,776)	15.9
Knife River Corp.	(5,984)	(619,823)	2.3
Lamb Weston Holdings, Inc.	(457,399)	(27,416,496)	101.2
Lantheus Holdings, Inc.	(109,982)	(10,174,435)	37.6
Maplebear, Inc.	(83,963)	(4,053,734)	15.0
Mastercard, Inc., Class A	(1,215)	(674,847)	2.5
Match Group, Inc.	(43,317)	(1,546,417)	5.7
Mueller Industries, Inc.	(26,087)	(2,054,351)	7.6
NEXTracker, Inc., Class A	(189,768)	(9,568,103)	35.3
NIKE, Inc., Class B	(85,044)	(6,539,884)	24.1
Noble Corp. PLC	(581,147)	(18,625,761)	68.8
Norfolk Southern Corp.	(12,084)	(3,085,045)	11.4
Old National Bancorp	(529,268)	(12,623,042)	46.6
Ollie’s Bargain Outlet Holdings, Inc.	(26,011)	(2,900,487)	10.7
Ovintiv, Inc.	(76,617)	(3,234,770)	11.9
Paychex, Inc.	(131,838)	(19,468,517)	71.9
Paylocity Holding Corp.	(6,591)	(1,354,582)	5.0
PepsiCo, Inc.	(154,256)	(23,244,837)	85.8
Performance Food Group Co.	(120,212)	(10,856,346)	40.1
Permian Resources Corp., Class A	(369,593)	(5,414,537)	20.0
Pinnacle Financial Partners, Inc.	(10,219)	(1,275,025)	4.7
Procore Technologies, Inc.	(38,599)	(3,070,936)	11.3
PTC, Inc.	(61,051)	(11,812,148)	43.6
RH	(19,480)	(8,164,263)	30.1
Ryan Specialty Holdings, Inc., Class A	(176,470)	(11,749,373)	43.4
Ryder System, Inc.	(9,108)	(1,451,906)	5.4
Shift4 Payments, Inc., Class A	(115,884)	(13,888,697)	51.3
SouthState Corp.	(78,590)	(8,298,318)	30.6
Summit Therapeutics, Inc.	(17,236)	(370,574)	1.4
Sun Communities, Inc.	(9,908)	(1,253,362)	4.6
Super Micro Computer, Inc.	(108,471)	(3,093,593)	11.4
Symbotic, Inc., Class A	(107,650)	(3,159,528)	11.7
TKO Group Holdings, Inc., Class A	(79,911)	(12,402,986)	45.8
Toast, Inc., Class A	(125,323)	(5,128,217)	18.9
Vulcan Materials Co.	(35,808)	(9,816,763)	36.2
Wells Fargo & Co.	(45,033)	(3,548,600)	13.1
Welltower, Inc.	(62,241)	(8,494,652)	31.4
West Pharmaceutical Services, Inc.	(390)	(133,205)	0.5
Western Alliance Bancorp	(173,952)	(15,285,162)	56.4
Whirlpool Corp.	(159,268)	(16,724,733)	61.8
Wintrust Financial Corp.	(880)	(115,113)	0.4
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Woodward, Inc.	(818)	$(151,535)	0.6%
Zeta Global Holdings Corp., Class A	(74,282)	(1,363,075)	5.0
Zimmer Biomet Holdings, Inc.	(84,819)	(9,285,984)	34.3
Zoom Communications, Inc., Class A	(106,661)	(9,273,107)	34.2
		(784,260,809)
Preferred Stocks
Germany
Dr Ing hc F Porsche AG	(24,909)	(1,585,937)	5.8
Total Reference Entity — Short		(1,318,311,946)
Net Value of Reference Entity — Barclays Bank PLC		$(27,081,607)
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination dates 09/15/25 - 06/14/27:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
AMP Ltd.	3,289,920	$3,624,861	191.1%
EBOS Group Ltd.	91,051	2,054,657	108.3
GrainCorp Ltd., Class A	486,096	2,260,327	119.1
Incitec Pivot Ltd.	954,887	1,763,904	93.0
IRESS Ltd.	196,282	1,136,262	59.9
SmartGroup Corp. Ltd.	395,831	1,951,977	102.9
		12,791,988
Austria
BAWAG Group AG	74,982	6,778,180	357.3
IMMOFINANZ AG	138,492	2,419,431	127.5
Kontron AG	10,116	205,782	10.9
		9,403,393
Belgium
Liberty Global Ltd., Class A	704,113	8,104,341	427.2
Canada
ADENTRA, Inc.	25,192	599,401	31.6
Birchcliff Energy Ltd.	1,784,551	7,011,240	369.6
Torex Gold Resources, Inc.	84,416	1,790,722	94.4
		9,401,363
France
Coface SA	116,181	1,873,391	98.8
Elior Group SA	650,634	1,760,984	92.8
ICADE	8,574	201,601	10.6
Opmobility	131,286	1,485,663	78.3
SPIE SA	231,968	7,730,897	407.6
		13,052,536
Germany
CANCOM SE	47,553	1,248,701	65.8
Deutz AG	68,754	332,579	17.5
Security	Shares	Value	% of Basket Value
Germany (continued)
Duerr AG	2,200	$54,188	2.9%
Hapag-Lloyd AG	14,067	2,026,829	106.8
Nordex SE	253,306	2,924,383	154.2
Stroeer SE & Co KGaA	40,618	2,400,781	126.6
		8,987,461
Iraq
Gulf Keystone Petroleum Ltd.	1,242,879	2,629,023	138.6
Ireland
Cimpress PLC	51,324	3,412,020	179.9
Israel
Radware Ltd.	36,256	806,696	42.5
Italy
ACEA SpA	114,056	2,182,177	115.0
Banca Mediolanum SpA	246,629	3,311,215	174.6
Banca Popolare di Sondrio SPA	1,047,477	9,672,145	509.9
Fincantieri SpA	296,794	2,307,243	121.6
MFE-MediaForEurope NV, Class A	593,956	1,931,601	101.8
		19,404,381
Japan
ADEKA Corp.	102,600	1,912,167	100.8
Aica Kogyo Co. Ltd.	154,400	3,221,693	169.8
Azbil Corp.	1,291,000	9,724,710	512.6
Canon Marketing Japan, Inc.	66,100	2,170,820	114.4
COMSYS Holdings Corp.	195,900	4,070,644	214.6
Dowa Holdings Co. Ltd.	19,300	574,765	30.3
DyDo Group Holdings, Inc.	60,800	1,270,510	67.0
EXEO Group, Inc.	68,700	750,091	39.5
H2O Retailing Corp.	26,900	400,777	21.1
Hakuhodo DY Holdings, Inc.	516,500	3,834,673	202.2
Iida Group Holdings Co. Ltd.	152,900	2,315,970	122.1
INFRONEER Holdings, Inc.	314,100	2,367,825	124.8
Japan Aviation Electronics Industry Ltd.	215,800	3,906,652	205.9
Kaga Electronics Co. Ltd.	109,000	1,951,940	102.9
Kandenko Co. Ltd.	190,200	3,044,192	160.5
Kewpie Corp.	296,700	5,765,615	303.9
Kinden Corp.	187,500	3,835,507	202.2
Kohnan Shoji Co. Ltd.	46,000	1,069,378	56.4
Kyokuto Kaihatsu Kogyo Co. Ltd.	76,700	1,193,516	62.9
Medipal Holdings Corp.	238,400	3,584,273	189.0
Nichicon Corp.	192,300	1,356,355	71.5
Noritsu Koki Co. Ltd.	24,400	789,002	41.6
Osaka Organic Chemical Industry Ltd.	64,900	1,135,164	59.8
Persol Holdings Co. Ltd.	6,229,400	9,490,699	500.3
Rinnai Corp.	223,600	4,928,789	259.8
San-A Co. Ltd.	49,100	934,471	49.3
Shinmaywa Industries Ltd.	170,100	1,481,304	78.1
Ship Healthcare Holdings, Inc.	173,800	2,372,032	125.0
Sumitomo Heavy Industries Ltd.	59,600	1,228,219	64.8
Sumitomo Rubber Industries Ltd.	510,000	5,945,118	313.4
Suruga Bank Ltd.	388,900	3,022,974	159.4
Takasago Thermal Engineering Co. Ltd.	84,000	3,271,642	172.5
Tobu Railway Co. Ltd.	161,300	2,775,935	146.3
Token Corp.	9,200	736,098	38.8
Totetsu Kogyo Co. Ltd.	43,900	907,802	47.9
Tsugami Corp.	76,800	821,261	43.3

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
UACJ Corp.	126,000	$4,328,900	228.2%
Yokohama Rubber Co. Ltd.	94,200	2,120,811	111.8
Zeon Corp.	598,900	5,567,431	293.5
		110,179,725
Luxembourg
APERAM SA	98,717	2,724,293	143.6
Malaysia
Frencken Group Ltd.	844,700	697,583	36.8
Netherlands
Van Lanschot Kempen NV	1,522	74,884	4.0
Portugal
NOS SGPS SA	380,800	1,341,168	70.7
Singapore
iFAST Corp. Ltd.	38,100	208,992	11.0
UOL Group Ltd.	490,400	1,828,921	96.4
		2,037,913
Spain
Indra Sistemas SA	114,575	2,195,966	115.8
Naturgy Energy Group SA	61,962	1,522,136	80.2
Unicaja Banco SA	4,292,602	6,107,963	322.0
		9,826,065
Sweden
Ambea AB	198,604	1,664,982	87.8
Billerud Aktiebolag	104,676	1,076,233	56.7
Loomis AB, Class B	99,050	3,152,589	166.2
NCC AB, Class B	178,684	2,881,914	151.9
		8,775,718
Switzerland
Komax Holding AG, Class N, Registered Shares	8,711	1,289,314	68.0
United Kingdom
AJ Bell PLC	779,217	4,279,389	225.6
Babcock International Group PLC	1,152,945	7,690,903	405.4
Computacenter PLC	211,572	6,122,736	322.8
Dowlais Group PLC	2,949,457	2,609,492	137.5
Games Workshop Group PLC	24,819	4,461,184	235.2
Greggs PLC	171,005	4,562,864	240.5
Hammerson PLC	1,104,708	3,906,461	205.9
Harbour Energy PLC	1,697,944	4,901,620	258.4
Investec PLC	318,033	2,048,539	108.0
JET2 PLC	540,427	10,258,851	540.8
Lancashire Holdings Ltd.	497,149	4,000,532	210.9
Liontrust Asset Management PLC	180,874	1,006,952	53.1
Serica Energy PLC	1,068,866	1,851,216	97.6
Softcat PLC	140,615	2,796,549	147.4
Volution Group PLC	329,846	2,166,662	114.2
Zigup PLC	473,581	1,792,319	94.5
		64,456,269
United States
10X Genomics, Inc., Class A	666,529	9,997,935	527.0
1-800-Flowers.com, Inc., Class A	30,619	245,871	13.0
A10 Networks, Inc.	502,635	9,856,672	519.6
Accel Entertainment, Inc., Class A	92,046	1,037,358	54.7
Addus HomeCare Corp.	11,038	1,381,516	72.8
ADTRAN Holdings, Inc.	121,220	1,257,051	66.3
Security	Shares	Value	% of Basket Value
United States (continued)
Amalgamated Financial Corp.	115,329	$4,029,595	212.4%
Ambac Financial Group, Inc.	317,267	3,689,815	194.5
Ambarella, Inc.	138,937	10,659,247	561.9
AMN Healthcare Services, Inc.	98,909	2,721,976	143.5
Andersons, Inc.	47,088	1,918,836	101.2
ANI Pharmaceuticals, Inc.	119,221	6,991,119	368.5
Apogee Enterprises, Inc.	19,476	993,666	52.4
Axsome Therapeutics, Inc.	28,130	2,994,720	157.9
BancFirst Corp.	27,320	3,253,266	171.5
Bandwidth, Inc., Class A	156,055	2,773,097	146.2
Beazer Homes USA, Inc.	132,747	2,941,674	155.1
Belden, Inc.	80,763	9,406,467	495.9
Black Hills Corp.	43,473	2,553,169	134.6
BlueLinx Holdings, Inc.	36,956	3,983,118	210.0
Bowhead Specialty Holdings, Inc.	26,112	844,201	44.5
Bristow Group, Inc.	11,544	385,223	20.3
Calix, Inc.	90,589	3,594,572	189.5
Cargurus, Inc., Class A	44,394	1,740,245	91.7
Centerspace	34,829	2,115,862	111.5
Century Communities, Inc.	76,514	5,844,139	308.1
Chatham Lodging Trust	155,118	1,355,731	71.5
COPT Defense Properties	142,688	4,200,735	221.4
Coursera, Inc.	867,227	6,686,320	352.5
Credit Acceptance Corp.	13,877	7,046,324	371.5
CSG Systems International, Inc.	49,731	2,923,685	154.1
Delek US Holdings, Inc.	515,867	9,213,385	485.7
Deluxe Corp.	83,561	1,937,780	102.2
Dime Community Bancshares, Inc.	1,009	31,511	1.7
DNOW, Inc.	206,016	3,065,518	161.6
Ducommun, Inc.	16,136	1,103,380	58.2
Encore Capital Group, Inc.	50,527	2,501,086	131.8
Ennis, Inc.	65,740	1,364,105	71.9
Enovis Corp.	148,167	6,960,886	366.9
Ethan Allen Interiors, Inc.	72,826	2,259,063	119.1
Everus Construction Group, Inc.	165,927	11,417,437	601.9
Evolent Health, Inc., Class A	664,163	6,940,503	365.9
Exponent, Inc.	55,975	5,131,228	270.5
Extreme Networks, Inc.	85,450	1,350,965	71.2
Five9, Inc.	604,615	24,783,169	1,306.5
Flagstar Financial, Inc.	521,475	6,169,049	325.2
Foot Locker, Inc.	290,673	5,827,994	307.2
Forestar Group, Inc.	22,899	546,370	28.8
Fortrea Holdings, Inc.	187,859	3,157,910	166.5
Franklin Covey Co.	10,322	391,307	20.6
Frontdoor, Inc.	13,901	832,392	43.9
Fulgent Genetics, Inc.	127,715	2,125,178	112.0
Genco Shipping & Trading Ltd.	204,271	2,953,759	155.7
G-III Apparel Group Ltd.	286,459	8,943,250	471.4
Global Industrial Co.	4,856	119,992	6.3
Grand Canyon Education, Inc.	18,844	3,309,760	174.5
Griffon Corp.	114,200	8,652,934	456.1
Hancock Whitney Corp.	290,022	17,325,914	913.3
Health Catalyst, Inc.	47,882	269,576	14.2
Healthcare Services Group, Inc.	22,872	253,650	13.4
ICF International, Inc.	77,310	9,022,850	475.6
ICU Medical, Inc.	4,887	803,227	42.3
IDT Corp., Class B	18,259	861,460	45.4
Interface, Inc., Class A	92,638	2,293,717	120.9
International Seaways, Inc.	204,493	7,965,002	419.9
Iridium Communications, Inc.	761,753	21,900,399	1,154.5
Kearny Financial Corp.	304,939	2,104,079	110.9
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
LendingClub Corp.	237,181	$3,199,572	168.7%
LendingTree, Inc.	37,994	1,707,070	90.0
LifeStance Health Group, Inc.	933,367	7,438,935	392.1
LiveRamp Holdings, Inc.	303,751	10,327,534	544.4
M/I Homes, Inc.	115,666	14,550,783	767.1
ManpowerGroup, Inc.	331,659	19,972,505	1,052.9
Marcus Corp.	242,202	4,873,104	256.9
Matson, Inc.	35,098	4,978,651	262.5
MaxLinear, Inc.	373,326	6,667,602	351.5
Methode Electronics, Inc.	97,266	1,101,051	58.0
Minerals Technologies, Inc.	17,169	1,316,691	69.4
MRC Global, Inc.	298,046	4,375,315	230.6
Nabors Industries Ltd.	53,952	3,087,133	162.7
NETGEAR, Inc.	142,432	3,938,245	207.6
NetScout Systems, Inc.	166,330	3,965,307	209.0
NewMarket Corp.	11,285	5,620,156	296.3
NexPoint Residential Trust, Inc.	61,553	2,430,112	128.1
NMI Holdings, Inc., Class A	353,189	13,640,159	719.1
Novocure Ltd.	162,636	3,987,835	210.2
Oceaneering International, Inc.	86,365	2,146,170	113.1
OceanFirst Financial Corp.	172,961	3,106,380	163.8
Olympic Steel, Inc.	77,528	2,672,390	140.9
Omnicell, Inc.	197,291	8,876,122	467.9
Orrstown Financial Services, Inc.	29,755	1,081,297	57.0
Orthofix Medical, Inc.	49,265	903,027	47.6
Palomar Holdings, Inc.	26,184	2,824,468	148.9
Par Pacific Holdings, Inc.	267,856	4,478,552	236.1
Perella Weinberg Partners, Class A	69,474	1,793,819	94.6
Phibro Animal Health Corp., Class A	105,212	2,294,674	121.0
Power Integrations, Inc.	76,148	4,745,543	250.2
PRA Group, Inc.	51,602	1,140,920	60.1
PROG Holdings, Inc.	223,510	9,555,052	503.7
Progress Software Corp.	55,977	3,209,161	169.2
Progyny, Inc.	328,941	7,621,563	401.8
PROS Holdings, Inc.	156,797	3,703,545	195.2
Pursuit Attractions and Hospitality, Inc.	13,662	539,649	28.4
Remitly Global, Inc.	908,628	21,352,758	1,125.6
Revolve Group, Inc., Class A	106,872	3,375,018	177.9
Sabra Health Care REIT, Inc.	725,758	12,127,416	639.3
Sally Beauty Holdings, Inc.	485,456	5,276,907	278.2
Seaboard Corp.	2,089	5,093,692	268.5
Sensient Technologies Corp.	82,366	6,219,457	327.9
SkyWest, Inc.	84,363	10,201,174	537.8
Strategic Education, Inc.	73,156	7,186,114	378.8
Tandem Diabetes Care, Inc.	221,592	8,212,200	432.9
Tanger, Inc.	104,046	3,414,790	180.0
Teladoc Health, Inc.	1,117,089	11,349,624	598.3
Terns Pharmaceuticals, Inc.	453,088	2,020,772	106.5
TTM Technologies, Inc.	269,188	6,619,333	348.9
Ultra Clean Holdings, Inc.	136,049	5,016,127	264.4
United Fire Group, Inc.	50,023	1,241,071	65.4
Universal Technical Institute, Inc.	118,684	3,255,502	171.6
Upbound Group, Inc.	166,557	4,886,782	257.6
V2X, Inc.	97,805	5,098,575	268.8
Veradigm, Inc.	53,524	291,973	15.4
Visteon Corp.	25,112	2,110,915	111.3
WD-40 Co.	9,917	2,329,999	122.8
Weave Communications, Inc.	60,140	981,485	51.7
WesBanco, Inc.	205,772	7,210,251	380.1
World Kinect Corp.	143,556	4,058,328	213.9
YETI Holdings, Inc.	27,677	1,031,245	54.4
Security	Shares	Value	% of Basket Value
United States (continued)
Yext, Inc.	10,310	$67,840	3.6%
ZipRecruiter, Inc., Class A	217,690	1,497,707	79.0
Zumiez, Inc.	8,848	141,214	7.4
622,851,351
Total Reference Entity — Long		912,247,485
Reference Entity — Short
Common Stocks
Australia
Amotiv Ltd.	(43,217)	(287,643)	(15.2)
Ansell Ltd.	(6,016)	(130,800)	(6.9)
Atlas Arteria Ltd.	(959,603)	(2,996,318)	(158.0)
Bapcor Ltd.	(98,219)	(302,101)	(15.9)
Bellevue Gold Ltd.	(3,075,277)	(2,342,589)	(123.5)
Boss Energy Ltd.	(1,452,124)	(2,923,354)	(154.1)
Capricorn Metals Ltd.	(396,529)	(1,868,313)	(98.5)
Champion Iron Ltd.	(217,659)	(739,542)	(39.0)
Charter Hall Long Wale REIT	(1,102,155)	(2,639,384)	(139.1)
Coronado Global Resources, Inc., CDI	(169,106)	(68,247)	(3.6)
Corporate Travel Management Ltd.	(272,975)	(2,585,727)	(136.3)
De Grey Mining Ltd.	(1,779,056)	(2,180,338)	(114.9)
Deep Yellow Ltd.	(1,449,195)	(1,190,072)	(62.7)
Deterra Royalties Ltd.	(552,366)	(1,381,337)	(72.8)
Elders Ltd.	(344,531)	(1,517,842)	(80.0)
Imdex Ltd.	(386,897)	(627,718)	(33.1)
Insignia Financial Ltd.	(312,645)	(849,740)	(44.8)
Kelsian Group Ltd.	(329,240)	(772,307)	(40.7)
Lifestyle Communities Ltd.	(342,113)	(2,066,494)	(108.9)
Nick Scali Ltd.	(318,656)	(3,184,984)	(167.9)
Nine Entertainment Co. Holdings Ltd.	(2,481,250)	(2,070,764)	(109.2)
Nuix Ltd.	(38,669)	(106,761)	(5.6)
Orora Ltd.	(3,170,177)	(4,613,983)	(243.2)
Paladin Energy Ltd.	(658,224)	(3,573,557)	(188.4)
Perpetual Ltd.	(277,762)	(3,668,841)	(193.4)
PEXA Group Ltd.	(132,074)	(1,068,131)	(56.3)
Qube Holdings Ltd.	(186,341)	(478,210)	(25.2)
Region RE Ltd.	(433,528)	(582,213)	(30.7)
Sigma Healthcare Ltd.	(3,513,092)	(6,209,870)	(327.4)
Strike Energy Ltd.	(72,186)	(10,424)	(0.6)
(53,037,604)
Bermuda
Conduit Holdings Ltd.	(2,036)	(11,459)	(0.6)
Brazil
Karoon Energy Ltd.	(1,972,667)	(1,907,502)	(100.6)
Canada
Algoma Steel Group, Inc.	(14,376)	(117,117)	(6.2)
Allied Properties Real Estate Investment Trust	(86,827)	(1,038,328)	(54.7)
Endeavour Silver Corp.	(44,955)	(177,240)	(9.3)
First Capital Real Estate Investment Trust	(174,756)	(1,998,448)	(105.4)
First National Financial Corp.	(2,484)	(69,221)	(3.7)
(3,400,354)
Denmark
Dfds A/S	(2,475)	(36,786)	(1.9)
ISS A/S	(265,963)	(5,026,418)	(265.0)

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Denmark (continued)
Scandinavian Tobacco Group A/S	(25,751)	$(370,157)	(19.5)%
Spar Nord Bank A/S	(541)	(15,644)	(0.8)
(5,449,005)
Finland
Nokian Renkaat Oyj	(292,690)	(2,435,918)	(128.4)
TietoEVRY Oyj	(130,232)	(2,510,585)	(132.4)
(4,946,503)
France
Christian Dior SE	(4,485)	(3,030,830)	(159.8)
IPSOS SA	(15,395)	(728,474)	(38.4)
Verallia SA	(6,625)	(203,918)	(10.7)
Vivendi SE	(379,902)	(1,073,790)	(56.6)
(5,037,012)
Germany
Aurubis AG	(763)	(59,876)	(3.2)
Eckert & Ziegler SE	(6,434)	(363,401)	(19.2)
Jenoptik AG	(26,765)	(600,249)	(31.6)
Schott Pharma AG & Co. KGaA	(6,154)	(150,538)	(7.9)
Sixt SE	(3,812)	(309,571)	(16.3)
(1,483,635)
Ghana
Tullow Oil PLC	(9,112)	(2,034)	(0.1)
Indonesia
Nickel Industries Ltd.	(5,295,101)	(2,468,897)	(130.2)
Israel
Enlight Renewable Energy Ltd.	(86,374)	(1,395,872)	(73.6)
OPC Energy Ltd.	(44,178)	(379,438)	(20.0)
(1,775,310)
Italy
Ermenegildo Zegna NV	(256,391)	(2,328,030)	(122.7)
Stevanato Group SpA	(313,134)	(7,017,333)	(369.9)
(9,345,363)
Japan
AEON Financial Service Co. Ltd.	(604,900)	(4,888,018)	(257.7)
Aeon Mall Co. Ltd.	(35,000)	(441,763)	(23.3)
AEON REIT Investment Corp.	(448)	(361,810)	(19.1)
Aichi Steel Corp.	(9,100)	(406,125)	(21.4)
Aiful Corp.	(115,400)	(251,192)	(13.2)
Ain Holdings, Inc.	(34,600)	(1,044,017)	(55.0)
Anycolor, Inc.	(139,200)	(2,846,236)	(150.0)
Aozora Bank Ltd.	(163,400)	(2,522,022)	(133.0)
Appier Group, Inc.	(329,600)	(3,407,228)	(179.6)
ARCLANDS Corp.	(121,300)	(1,343,402)	(70.8)
Ariake Japan Co. Ltd.	(27,900)	(934,142)	(49.2)
ASAHI YUKIZAI Corp.	(64,800)	(1,808,278)	(95.3)
ASKUL Corp.	(181,600)	(1,990,773)	(104.9)
Chiyoda Corp.	(702,600)	(1,366,178)	(72.0)
Chugoku Marine Paints Ltd.	(16,300)	(247,421)	(13.0)
Colowide Co Ltd.	(314,200)	(3,456,629)	(182.2)
Cover Corp.	(170,800)	(3,056,101)	(161.1)
CRE Logistics REIT, Inc.	(102)	(98,867)	(5.2)
Daicel Corp.	(371,700)	(3,289,051)	(173.4)
Daiei Kankyo Co. Ltd.	(33,800)	(616,582)	(32.5)
Daio Paper Corp.	(290,400)	(1,609,485)	(84.8)
DeNA Co. Ltd.	(323,300)	(5,675,831)	(299.2)
Denka Co. Ltd.	(233,500)	(3,325,580)	(175.3)
Security	Shares	Value	% of Basket Value
Japan (continued)
Digital Arts, Inc.	(22,900)	$(873,648)	(46.1)%
Enplas Corp.	(5,000)	(172,039)	(9.1)
Ezaki Glico Co. Ltd.	(144,000)	(4,341,649)	(228.9)
Ferrotec Holdings Corp.	(292,300)	(4,842,566)	(255.3)
First Bank of Toyama Ltd.	(155,400)	(1,076,323)	(56.7)
FP Corp.	(138,900)	(2,707,065)	(142.7)
Fuji Oil Holdings, Inc.	(34,900)	(758,129)	(40.0)
Fujita Kanko, Inc.	(13,200)	(843,265)	(44.5)
Fukuyama Transporting Co. Ltd.	(10,800)	(255,837)	(13.5)
Furuya Metal Co. Ltd.	(102,600)	(2,174,664)	(114.6)
Future Corp.	(103,700)	(1,213,042)	(63.9)
GENDA, Inc.	(87,900)	(1,627,544)	(85.8)
Godo Steel Ltd.	(39,100)	(1,009,604)	(53.2)
GungHo Online Entertainment, Inc.	(258,900)	(5,429,345)	(286.2)
Hachijuni Bank Ltd.	(250,700)	(1,640,726)	(86.5)
Hakuto Co. Ltd.	(17,300)	(500,837)	(26.4)
Hankyu Hanshin REIT, Inc.	(191)	(157,617)	(8.3)
Haseko Corp.	(154,100)	(2,022,715)	(106.6)
Hioki EE Corp.	(9,200)	(458,123)	(24.2)
Hirata Corp.	(14,400)	(503,388)	(26.5)
HIS Co. Ltd.	(270,200)	(2,660,529)	(140.3)
Hogy Medical Co. Ltd.	(3,500)	(109,266)	(5.8)
House Foods Group, Inc.	(101,100)	(1,840,333)	(97.0)
Idec Corp.	(11,300)	(185,711)	(9.8)
Iino Kaiun Kaisha Ltd.	(186,200)	(1,343,440)	(70.8)
Insource Co. Ltd.	(10,500)	(71,807)	(3.8)
Invincible Investment Corp.	(6,482)	(2,826,495)	(149.0)
Iwatani Corp.	(393,400)	(4,307,908)	(227.1)
Japan Elevator Service Holdings Co. Ltd.	(175,700)	(3,400,848)	(179.3)
Japan Excellent, Inc.	(914)	(738,671)	(38.9)
Japan Eyewear Holdings Co. Ltd.	(15,900)	(227,770)	(12.0)
Japan Investment Adviser Co. Ltd.	(42,700)	(346,333)	(18.3)
JMDC, Inc.	(192,800)	(4,893,648)	(258.0)
Justsystems Corp.	(85,800)	(1,854,979)	(97.8)
JVCKenwood Corp.	(13,500)	(156,436)	(8.2)
Kanto Denka Kogyo Co. Ltd.	(11,300)	(69,423)	(3.7)
Katitas Co. Ltd.	(98,900)	(1,382,707)	(72.9)
Keihan Holdings Co. Ltd.	(16,100)	(346,728)	(18.3)
KH Neochem Co. Ltd.	(115,200)	(1,556,754)	(82.1)
Kiyo Bank Ltd.	(42,900)	(638,413)	(33.7)
Koei Tecmo Holdings Co. Ltd.	(274,000)	(3,419,928)	(180.3)
KOMEDA Holdings Co. Ltd.	(21,300)	(378,927)	(20.0)
Komeri Co. Ltd.	(34,200)	(669,653)	(35.3)
Kosaido Holdings Co. Ltd.	(132,600)	(454,205)	(23.9)
Kotobuki Spirits Co. Ltd.	(602,000)	(8,797,050)	(463.7)
Krosaki Harima Corp.	(28,800)	(461,958)	(24.4)
Kumiai Chemical Industry Co. Ltd.	(53,300)	(260,489)	(13.7)
Kusuri no Aoki Holdings Co. Ltd.	(289,900)	(6,176,445)	(325.6)
KYB Corp.	(114,900)	(2,171,221)	(114.5)
Leopalace21 Corp.	(682,400)	(2,427,980)	(128.0)
LIFENET INSURANCE CO.	(10,200)	(127,386)	(6.7)
Mani, Inc.	(201,500)	(1,874,605)	(98.8)
Mars Group Holdings Corp.	(36,000)	(734,813)	(38.7)
Medley, Inc.	(280,900)	(7,344,829)	(387.2)
Mitsubishi Logistics Corp.	(89,400)	(638,672)	(33.7)
Mitsuboshi Belting Ltd.	(21,300)	(539,296)	(28.4)
Mitsui E&S Co. Ltd.	(333,300)	(3,376,522)	(178.0)
Mitsui Fudosan Logistics Park, Inc.	(4,982)	(3,276,776)	(172.7)
Mitsui High-Tec, Inc.	(207,400)	(1,205,180)	(63.5)
Mitsui-Soko Holdings Co. Ltd.	(50,200)	(2,485,899)	(131.0)
Money Forward, Inc.	(198,500)	(5,493,444)	(289.6)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Mori Hills REIT Investment Corp.	(2,038)	$(1,648,630)	(86.9)%
MOS Food Services, Inc.	(3,000)	(67,874)	(3.6)
Musashi Seimitsu Industry Co. Ltd.	(73,800)	(1,449,102)	(76.4)
Namura Shipbuilding Co. Ltd.	(141,000)	(1,810,385)	(95.4)
Nankai Electric Railway Co. Ltd.	(126,500)	(2,094,861)	(110.4)
Nihon Kohden Corp.	(379,000)	(5,409,982)	(285.2)
Nihon M&A Center Holdings, Inc.	(1,406,300)	(5,488,231)	(289.3)
Nikkon Holdings Co. Ltd.	(133,700)	(1,945,661)	(102.6)
Nippon Accommodations Fund, Inc.	(818)	(3,076,290)	(162.2)
Nippon Carbon Co. Ltd.	(17,700)	(490,651)	(25.9)
Nippon Paper Industries Co. Ltd.	(97,500)	(556,650)	(29.3)
Nippon Yakin Kogyo Co. Ltd.	(108,800)	(2,808,648)	(148.1)
Nishimatsuya Chain Co. Ltd.	(126,300)	(1,892,748)	(99.8)
Nishi-Nippon Railroad Co. Ltd.	(120,600)	(1,743,848)	(91.9)
Nissui Corp.	(276,600)	(1,524,125)	(80.3)
Nitto Kogyo Corp.	(32,400)	(606,258)	(32.0)
Noevir Holdings Co. Ltd.	(20,100)	(598,887)	(31.6)
Nojima Corp.	(72,700)	(1,092,729)	(57.6)
Nomura Micro Science Co. Ltd.	(32,600)	(541,871)	(28.6)
NPR-RIKEN Corp.	(96,600)	(1,577,818)	(83.2)
NTT UD REIT Investment Corp.	(2,368)	(2,016,088)	(106.3)
Ohsho Food Service Corp.	(70,400)	(1,310,732)	(69.1)
Okinawa Cellular Telephone Co.	(2,800)	(76,882)	(4.1)
OKUMA Corp.	(42,300)	(954,104)	(50.3)
Open House Group Co. Ltd.	(286,300)	(9,365,870)	(493.7)
Orient Corp.	(212,300)	(1,117,367)	(58.9)
Osaka Soda Co. Ltd.	(355,400)	(3,816,076)	(201.2)
Osaka Steel Co. Ltd.	(60,200)	(906,666)	(47.8)
OSG Corp.	(260,900)	(2,887,494)	(152.2)
Pasona Group, Inc.	(33,800)	(436,930)	(23.0)
Penta-Ocean Construction Co. Ltd.	(110,600)	(466,551)	(24.6)
PILLAR Corp.	(10,100)	(275,393)	(14.5)
Piolax, Inc.	(35,400)	(532,983)	(28.1)
PKSHA Technology, Inc.	(38,400)	(882,162)	(46.5)
Relo Group, Inc.	(87,400)	(1,071,209)	(56.5)
Rengo Co. Ltd.	(469,900)	(2,655,983)	(140.0)
RENOVA, Inc.	(537,300)	(2,136,214)	(112.6)
Riken Keiki Co. Ltd.	(41,100)	(823,161)	(43.4)
Roland Corp.	(16,900)	(430,364)	(22.7)
Round One Corp.	(436,500)	(3,683,941)	(194.2)
Ryoyo Ryosan Holdings, Inc.	(187,712)	(3,035,909)	(160.0)
Sangetsu Corp.	(4,000)	(74,344)	(3.9)
Sanken Electric Co Ltd.	(41,200)	(1,618,158)	(85.3)
Sansan, Inc.	(212,100)	(3,310,899)	(174.5)
Sanyo Denki Co. Ltd.	(37,000)	(2,237,092)	(117.9)
Seikitokyu Kogyo Co. Ltd.	(46,100)	(458,207)	(24.2)
Septeni Holdings Co. Ltd.	(8,400)	(21,533)	(1.1)
Seven Bank Ltd.	(1,228,400)	(2,436,460)	(128.4)
Shochiku Co. Ltd.	(23,500)	(1,853,469)	(97.7)
Shoei Co. Ltd.	(210,600)	(2,920,761)	(154.0)
SOSiLA Logistics REIT, Inc.	(287)	(204,454)	(10.8)
Sotetsu Holdings, Inc.	(150,900)	(2,499,692)	(131.8)
Stanley Electric Co. Ltd.	(15,700)	(261,891)	(13.8)
Sumitomo Pharma Co. Ltd.	(749,100)	(2,933,741)	(154.7)
Taiheiyo Cement Corp.	(20,700)	(521,334)	(27.5)
Taiyo Holdings Co. Ltd.	(87,200)	(2,345,476)	(123.6)
Takara Holdings, Inc.	(524,200)	(4,610,742)	(243.1)
Toho Bank Ltd.	(264,400)	(527,368)	(27.8)
Tokai Carbon Co. Ltd.	(890,800)	(4,961,156)	(261.5)
Tokyo Steel Manufacturing Co. Ltd.	(196,800)	(1,981,567)	(104.5)
Torishima Pump Manufacturing Co. Ltd.	(59,200)	(864,984)	(45.6)
Security	Shares	Value	% of Basket Value
Japan (continued)
Toyo Seikan Group Holdings Ltd.	(93,600)	$(1,421,167)	(74.9)%
TRE Holdings Corp.	(26,700)	(268,536)	(14.2)
Tsumura & Co.	(3,000)	(88,326)	(4.7)
Tsuruha Holdings, Inc.	(20,700)	(1,266,901)	(66.8)
UBE Corp.	(101,000)	(1,485,433)	(78.3)
Wacoal Holdings Corp.	(131,100)	(4,574,641)	(241.2)
Welcia Holdings Co. Ltd.	(39,600)	(569,937)	(30.0)
West Holdings Corp.	(83,100)	(843,859)	(44.5)
Yamada Holdings Co. Ltd.	(877,900)	(2,577,692)	(135.9)
Yamae Group Holdings Co. Ltd.	(15,100)	(196,126)	(10.3)
Yamato Kogyo Co. Ltd.	(130,300)	(6,447,992)	(339.9)
Yodogawa Steel Works Ltd.	(35,800)	(1,296,322)	(68.3)
Yoshinoya Holdings Co. Ltd.	(186,700)	(3,540,222)	(186.6)
Zenkoku Hosho Co. Ltd.	(117,100)	(4,154,448)	(219.0)
(299,550,592)
Luxembourg
RTL Group SA	(2,398)	(73,278)	(3.9)
Netherlands
Fugro NV, Class C	(116,381)	(1,857,660)	(97.9)
OCI NV	(69,288)	(797,882)	(42.1)
PostNL NV	(611,027)	(621,821)	(32.8)
TKH Group NV	(4,704)	(173,184)	(9.1)
(3,450,547)
New Zealand
Fletcher Building Ltd.	(898,490)	(1,442,592)	(76.0)
Norway
FLEX LNG Ltd.	(137,327)	(3,503,212)	(184.7)
NEL ASA	(257,935)	(53,755)	(2.8)
(3,556,967)
Singapore
UMS Integration Ltd.	(535,200)	(412,231)	(21.7)
South Korea
Nepes Ark Corp.	(296,110)	(11,068,991)	(583.5)
Spain
Laboratorios Farmaceuticos Rovi SA	(61,058)	(4,123,363)	(217.3)
Solaria Energia y Medio Ambiente SA	(127,484)	(997,465)	(52.6)
(5,120,828)
Sweden
Alleima AB	(66,503)	(551,380)	(29.1)
Axfood AB	(175,843)	(3,774,476)	(199.0)
Hexatronic Group AB	(20,677)	(67,501)	(3.6)
Hexpol AB, Class B	(300,561)	(2,812,176)	(148.2)
Thule Group AB	(56,349)	(1,784,131)	(94.0)
Wallenstam AB, Class B	(99,011)	(427,409)	(22.5)
(9,417,073)
Switzerland
Bossard Holding AG, Registered Shares	(2,888)	(642,918)	(33.9)
Daetwyler Holding AG	(538)	(81,992)	(4.3)
Galenica AG	(30,277)	(2,698,182)	(142.3)
Garrett Motion, Inc.	(343,157)	(3,287,444)	(173.3)
Interroll Holding AG, Class N, Registered Shares	(80)	(187,620)	(9.9)
Tecan Group AG, Class N, Registered Shares	(34,569)	(8,874,430)	(467.8)
(15,772,586)

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United Kingdom
Bodycote PLC	(337,714)	$(2,661,604)	(140.3)%
Domino’s Pizza Group PLC	(569,258)	(2,120,291)	(111.8)
Fidelis Insurance Holdings Ltd.	(100,718)	(1,661,847)	(87.6)
Genius Sports Ltd.	(452,300)	(3,993,809)	(210.5)
Judges Scientific PLC	(10,228)	(900,400)	(47.5)
OSB Group PLC	(172,563)	(897,857)	(47.3)
Premier Foods PLC	(47,514)	(110,638)	(5.8)
Renewi PLC	(123,104)	(1,221,165)	(64.4)
SigmaRoc PLC	(39,622)	(35,716)	(1.9)
(13,603,327)
United States
AAR Corp.	(41,512)	(2,812,853)	(148.3)
Adeia, Inc.	(118,415)	(1,521,633)	(80.2)
Aehr Test Systems	(189,456)	(2,146,536)	(113.2)
Allegiant Travel Co.	(25,592)	(2,621,389)	(138.2)
Alpha & Omega Semiconductor Ltd.	(50,603)	(1,944,167)	(102.5)
Amerant Bancorp, Inc., Class A	(28,810)	(668,392)	(35.2)
Ameresco, Inc., Class A	(58,452)	(1,322,769)	(69.7)
Apollo Commercial Real Estate Finance, Inc.	(152,726)	(1,353,152)	(71.3)
Applied Digital Corp.	(78,391)	(558,144)	(29.4)
Arbor Realty Trust, Inc.	(838,874)	(11,232,523)	(592.1)
Archer Aviation, Inc., Class A	(144,373)	(1,364,325)	(71.9)
Array Technologies, Inc.	(829,262)	(6,078,490)	(320.4)
Atlas Energy Solutions, Inc.	(129,100)	(2,964,136)	(156.3)
Avadel Pharmaceuticals PLC, ADR	(11,405)	(90,100)	(4.7)
B&G Foods, Inc.	(600,393)	(3,890,547)	(205.1)
Baldwin Insurance Group, Inc., Class A	(50,837)	(2,081,775)	(109.7)
Bel Fuse, Inc., Class B	(18,069)	(1,465,396)	(77.2)
Blackstone Mortgage Trust, Inc., Class A	(511,526)	(9,207,468)	(485.4)
Boston Beer Co., Inc., Class A	(16,727)	(4,192,957)	(221.0)
BrightSpire Capital, Inc., Class A	(159,547)	(898,250)	(47.4)
Broadstone Net Lease, Inc.	(109,550)	(1,724,317)	(90.9)
Bumble, Inc., Class A	(1,050,117)	(8,516,449)	(448.9)
C3.ai, Inc.	(26,011)	(815,445)	(43.0)
Cadre Holdings, Inc.	(23,893)	(921,075)	(48.6)
Cass Information Systems, Inc.	(3,078)	(126,783)	(6.7)
Cathay General Bancorp	(114,591)	(5,441,927)	(286.9)
CECO Environmental Corp.	(24,739)	(700,608)	(36.9)
Centrus Energy Corp., Class A	(33,795)	(2,781,328)	(146.6)
Centuri Holdings, Inc.	(22,027)	(490,762)	(25.9)
Clearfield, Inc.	(85,100)	(3,105,299)	(163.7)
Columbia Sportswear Co.	(312,295)	(27,575,648)	(1,453.7)
Columbus McKinnon Corp.	(126,800)	(4,618,056)	(243.4)
Conduent, Inc.	(28,241)	(111,834)	(5.9)
CONMED Corp.	(71,527)	(5,134,208)	(270.7)
Cricut, Inc., Class A	(32,254)	(173,204)	(9.1)
CVB Financial Corp.	(61,599)	(1,283,723)	(67.7)
Cytek Biosciences, Inc.	(2,871)	(14,786)	(0.8)
Distribution Solutions Group, Inc.	(11,151)	(359,620)	(19.0)
Dream Finders Homes, Inc., Class A	(168,755)	(3,893,178)	(205.2)
Easterly Government Properties, Inc.	(255,222)	(2,899,322)	(152.8)
Eastern Bankshares, Inc.	(481,577)	(8,841,754)	(466.1)
Embecta Corp.	(125,793)	(2,255,468)	(118.9)
Enovix Corp.	(458,517)	(5,529,715)	(291.5)
Enpro, Inc.	(74,095)	(13,759,441)	(725.3)
ESCO Technologies, Inc.	(1,992)	(264,418)	(13.9)
Excelerate Energy, Inc., Class A	(20,834)	(622,312)	(32.8)
Expro Group Holdings NV	(177,380)	(2,240,309)	(118.1)
F&G Annuities & Life, Inc.	(39,708)	(1,822,994)	(96.1)
First Bancorp/Southern Pines NC	(36,142)	(1,594,946)	(84.1)
Security	Shares	Value	% of Basket Value
United States (continued)
First Commonwealth Financial Corp.	(79,815)	$(1,331,314)	(70.2)%
Fiverr International Ltd.	(21,444)	(661,976)	(34.9)
Fox Factory Holding Corp.	(33,505)	(915,357)	(48.3)
Frontier Group Holdings, Inc.	(28,072)	(236,647)	(12.5)
GeneDx Holdings Corp., Class A	(73,845)	(5,527,298)	(291.4)
German American Bancorp, Inc.	(49,016)	(2,025,831)	(106.8)
Global Medical REIT, Inc.	(43,290)	(339,394)	(17.9)
Global Net Lease, Inc.	(1,098,566)	(7,898,690)	(416.4)
GoodRx Holdings, Inc., Class A	(321,901)	(1,535,468)	(80.9)
Guess?, Inc.	(123,027)	(1,588,279)	(83.7)
Hecla Mining Co.	(13,894)	(78,918)	(4.2)
Helios Technologies, Inc.	(39,233)	(1,750,184)	(92.3)
Herbalife Ltd.	(199,323)	(1,088,304)	(57.4)
HighPeak Energy, Inc.	(223,458)	(3,045,733)	(160.6)
Hillenbrand, Inc.	(96,895)	(3,293,461)	(173.6)
Horace Mann Educators Corp.	(116,756)	(4,510,284)	(237.8)
Ibotta, Inc., Class A	(124,848)	(9,051,480)	(477.2)
Innodata, Inc.	(21,470)	(796,108)	(42.0)
Interparfums, Inc.	(100,450)	(14,165,459)	(746.7)
Jack in the Box, Inc.	(85,358)	(3,345,180)	(176.3)
Kura Sushi USA, Inc., Class A	(14,951)	(1,196,080)	(63.1)
Lakeland Financial Corp.	(34,872)	(2,372,691)	(125.1)
LCI Industries	(171,058)	(17,925,168)	(944.9)
Lemonade, Inc.	(8,435)	(280,379)	(14.8)
Macerich Co.	(581,227)	(12,077,897)	(636.7)
MaxCyte, Inc.	(57,737)	(260,394)	(13.7)
Metallus, Inc.	(101,016)	(1,509,179)	(79.6)
Middlesex Water Co.	(5,546)	(280,849)	(14.8)
National Storage Affiliates Trust	(146,871)	(5,456,258)	(287.6)
Navient Corp.	(151,531)	(2,071,429)	(109.2)
NBT Bancorp, Inc.	(57,433)	(2,735,534)	(144.2)
nCino, Inc.	(422,042)	(14,353,648)	(756.7)
Net Power, Inc., Class A	(22,938)	(197,037)	(10.4)
NextNav, Inc.	(279,167)	(3,470,046)	(182.9)
nLight, Inc.	(15,984)	(178,541)	(9.4)
NV5 Global, Inc.	(74,431)	(1,402,280)	(73.9)
ODP Corp.	(167,933)	(3,795,286)	(200.1)
Oxford Industries, Inc.	(125,968)	(10,563,676)	(556.9)
Papa John’s International, Inc.	(61,940)	(2,450,966)	(129.2)
Penguin Solutions, Inc.	(183,524)	(3,721,867)	(196.2)
PennyMac Mortgage Investment Trust	(88,122)	(1,198,459)	(63.2)
Phathom Pharmaceuticals, Inc.	(79,650)	(477,104)	(25.1)
Phillips Edison & Co., Inc.	(201,762)	(7,330,013)	(386.4)
PotlatchDeltic Corp.	(112,097)	(5,014,099)	(264.3)
ProFrac Holding Corp., Class A	(6,971)	(50,679)	(2.7)
Ready Capital Corp.	(130,169)	(865,624)	(45.6)
Reliance Worldwide Corp. Ltd.	(211,523)	(704,295)	(37.1)
Resideo Technologies, Inc.	(132,854)	(2,991,872)	(157.7)
Sable Offshore Corp., Class A	(56,333)	(1,404,382)	(74.0)
Safety Insurance Group, Inc.	(26,071)	(2,059,870)	(108.6)
Sezzle, Inc.	(11,757)	(2,751,256)	(145.0)
Sphere Entertainment Co., Class A	(54,177)	(2,524,648)	(133.1)
Standex International Corp.	(35,301)	(6,449,493)	(340.0)
Talos Energy, Inc.	(1,538,174)	(15,258,686)	(804.4)
Telephone and Data Systems, Inc.	(225,112)	(7,957,709)	(419.5)
Thermon Group Holdings, Inc.	(44,338)	(1,227,276)	(64.7)
Towne Bank	(64,791)	(2,317,574)	(122.2)
TreeHouse Foods, Inc.	(229,437)	(7,920,165)	(417.5)
TriMas Corp.	(96,666)	(2,348,984)	(123.8)
Trupanion, Inc.	(28,615)	(1,357,496)	(71.6)
Udemy, Inc.	(47,771)	(357,327)	(18.8)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
United Community Banks, Inc.	(20,024)	$(664,196)	(35.0)%
United States Cellular Corp.	(99,673)	(6,259,464)	(330.0)
Uranium Energy Corp.	(334,866)	(2,364,154)	(124.6)
USANA Health Sciences, Inc.	(32,290)	(1,051,685)	(55.4)
Viavi Solutions, Inc.	(203,951)	(2,455,570)	(129.4)
Victoria’s Secret & Co.	(143,155)	(5,205,116)	(274.4)
Vishay Intertechnology, Inc.	(126,744)	(2,145,776)	(113.1)
Vontier Corp.	(429,528)	(16,558,304)	(872.9)
Wendy’s Co.	(41,227)	(611,396)	(32.2)
Werner Enterprises, Inc.	(511,280)	(18,457,208)	(973.0)
White Mountains Insurance Group Ltd.	(1,650)	(3,188,559)	(168.1)
Winnebago Industries, Inc.	(100,500)	(4,803,900)	(253.2)
XPEL, Inc.	(67,079)	(2,812,622)	(148.3)
Ziff Davis, Inc.	(62,226)	(3,353,359)	(176.8)
(458,016,821)
Total Reference Entity — Short		(910,350,511)
Net Value of Reference Entity — Barclays Bank PLC		$1,896,974
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination dates 08/15/25 -12/12/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
AGL Energy Ltd.	281,761	$2,004,246	13.1%
Aristocrat Leisure Ltd.	200,394	9,318,240	60.7
Cochlear Ltd.	2,640	519,609	3.4
GPT Group	265,243	752,984	4.9
IGO Ltd.	487,554	1,466,057	9.5
Lendlease Corp Ltd.	5	20	0.0
REA Group Ltd.	98,540	15,113,888	98.5
Sandfire Resources Ltd.	132,957	806,352	5.3
Santos Ltd.	125,742	544,457	3.5
Sonic Healthcare Ltd.	373,860	6,567,876	42.8
Transurban Group	58,381	480,889	3.1
		37,574,618
China
Yangzijiang Shipbuilding Holdings Ltd.	3,930,300	8,801,821	57.3
Denmark
AP Moller - Maersk A/S, Class B	3,148	4,649,211	30.3
Genmab A/S	2,787	547,804	3.5
		5,197,015
France
Amundi SA	18,105	1,274,516	8.3
BioMerieux	26,294	3,191,306	20.8
BNP Paribas SA	287,242	19,621,407	127.8
Bouygues SA	120,085	3,817,067	24.9
Bureau Veritas SA	225,323	7,041,714	45.9
Capgemini SE	54,105	9,831,762	64.0
Cie Generale des Etablissements Michelin SCA	32,676	1,136,374	7.4
Credit Agricole SA	34,274	515,974	3.4
Security	Shares	Value	% of Basket Value
France (continued)
Engie SA	170,751	$2,818,737	18.4%
Gaztransport Et Technigaz SA	66,125	10,101,302	65.8
Veolia Environnement SA	302,668	8,636,292	56.2
		67,986,451
Germany
Continental AG	46,907	3,333,827	21.7
Deutsche Bank AG, Class N, Registered Shares	255,408	4,999,059	32.6
Evonik Industries AG	215,673	4,049,879	26.4
Fresenius Medical Care AG	115,914	5,758,004	37.5
Fresenius SE & Co. KGaA	168,479	6,446,936	42.0
HUGO BOSS AG	65,748	3,080,165	20.1
Merck KGaA	48,653	7,344,290	47.8
Siemens Energy AG	20,558	1,223,145	8.0
TUI AG	635,644	5,377,122	35.0
Zalando SE	108,106	4,028,888	26.2
		45,641,315
Hong Kong
CLP Holdings Ltd.	34,500	286,853	1.8
Hang Seng Bank Ltd.	94,000	1,177,874	7.7
Link REIT	1,444,400	5,967,923	38.9
Sun Hung Kai Properties Ltd.	15,000	134,090	0.9
WH Group Ltd.	2,440,500	1,903,821	12.4
		9,470,561
Ireland
AIB Group PLC	465,361	2,736,415	17.8
Kerry Group PLC	108,412	11,133,003	72.5
		13,869,418
Israel
Mizrahi Tefahot Bank Ltd.	11,273	536,578	3.5
Italy
Amplifon SpA	9,278	247,944	1.6
Coca-Cola HBC AG	3,063	106,330	0.7
Intesa Sanpaolo SpA	2,303,165	9,968,860	65.0
Poste Italiane SpA	122,741	1,862,669	12.1
		12,185,803
Japan
AGC, Inc.	39,700	1,146,906	7.5
Bandai Namco Holdings, Inc.	225,300	5,588,347	36.4
Canon, Inc.	43,000	1,385,844	9.0
Daikin Industries Ltd.	26,000	3,053,990	19.9
Denso Corp.	4,600	63,657	0.4
DMG Mori Co. Ltd.	324,700	5,237,391	34.1
Hitachi Ltd.	461,000	11,589,733	75.5
Hulic Co. Ltd.	54,400	479,456	3.1
Inpex Corp.	37,000	441,560	2.9
Isetan Mitsukoshi Holdings Ltd.	86,600	1,496,564	9.7
Japan Post Insurance Co. Ltd.	114,500	2,231,334	14.5
Kubota Corp.	21,900	274,699	1.8
LY Corp.	1,142,900	3,338,328	21.7
Marubeni Corp.	110,900	1,648,812	10.7
Mitsui Fudosan Co. Ltd.	453,800	4,095,903	26.7
Murata Manufacturing Co. Ltd.	831,300	13,060,383	85.1
NIPPON EXPRESS HOLDINGS, Inc.	187,200	3,034,148	19.8
Nomura Holdings, Inc.	2,411,100	15,675,486	102.1
Nomura Real Estate Holdings, Inc.	340,500	9,050,026	59.0
Obayashi Corp.	179,900	2,416,079	15.7

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
ORIX Corp.	45,000	$950,527	6.2%
Panasonic Holdings Corp.	110,700	1,129,552	7.4
Recruit Holdings Co. Ltd.	229,700	16,031,261	104.4
Sankyo Co. Ltd.	11,700	156,884	1.0
Santen Pharmaceutical Co. Ltd.	89,300	898,610	5.9
Shimizu Corp.	312,500	2,709,463	17.6
Shionogi & Co. Ltd.	73,200	1,076,340	7.0
Skylark Holdings Co. Ltd.	846,700	13,396,120	87.3
Sompo Holdings, Inc.	47,800	1,332,953	8.7
Sumitomo Chemical Co. Ltd.	5,634,800	12,188,694	79.4
TDK Corp.	292,800	3,539,162	23.1
Tokyo Electron Ltd.	24,900	4,200,228	27.4
Tokyu Fudosan Holdings Corp.	446,800	2,868,761	18.7
Ulvac, Inc.	133,000	5,230,659	34.1
Unicharm Corp.	348,000	2,717,814	17.7
USS Co. Ltd.	730,300	6,548,081	42.7
		160,283,755
Netherlands
Koninklijke Philips NV	227,771	6,277,883	40.9
Singapore
Singapore Telecommunications Ltd.	6,058,900	14,804,086	96.4
STMicroelectronics NV	279,267	6,239,090	40.7
		21,043,176
South Korea
Delivery Hero SE	42,190	1,090,364	7.1
Spain
Acciona SA	18,291	2,060,818	13.4
ACS Actividades de Construccion y Servicios SA	148,292	7,550,169	49.2
Banco Santander SA	408,317	2,092,422	13.7
Enagas SA	220,928	2,796,051	18.2
		14,499,460
Sweden
Alfa Laval AB	139,419	6,214,826	40.5
Electrolux AB, Class B	80,546	729,857	4.7
Securitas AB, Class B	125,488	1,596,588	10.4
Skanska AB, Class B	66,588	1,426,637	9.3
		9,967,908
Switzerland
Accelleron Industries AG	34,677	1,732,988	11.3
Belimo Holding AG, Registered Shares	5,583	4,074,130	26.6
Chocoladefabriken Lindt & Spruengli AG	23	264,203	1.7
DSM-Firmenich AG	158,761	16,207,805	105.6
Givaudan SA, Class N, Registered Shares	1,883	8,243,229	53.7
Logitech International SA, Class N, Registered Shares	88,913	8,801,601	57.3
		39,323,956
United Kingdom
BAE Systems PLC	570,751	8,627,600	56.2
CK Hutchison Holdings Ltd.	518,500	2,611,005	17.0
Halma PLC	290,530	10,883,624	70.9
IG Group Holdings PLC	86,023	1,086,864	7.1
Johnson Matthey PLC	436,359	7,714,248	50.3
Rolls-Royce Holdings PLC	1,666,247	12,423,778	80.9
Security	Shares	Value	% of Basket Value
United Kingdom (continued)
Schroders PLC	1,118,955	$4,886,480	31.8%
Smiths Group PLC	216,765	5,521,044	36.0
53,754,643
United States
Roche Holding AG	32,577	10,241,287	66.7
Preferred Stocks
Germany
Henkel AG & Co KGaA	126,516	11,053,685	72.0
Rights
Spain
ACS Actividades de Construccion y Servicios SA, (Expires 02/19/25, Strike Price EUR, 0.45)	148,292	73,227	0.5
Total Reference Entity — Long		528,872,924
Reference Entity — Short
Common Stocks
Australia
ANZ Group Holdings Ltd.	(52,520)	(991,765)	(6.5)
APA Group	(338,607)	(1,427,985)	(9.3)
BlueScope Steel Ltd.	(3,952)	(51,606)	(0.3)
Endeavour Group Ltd.	(793,628)	(2,070,168)	(13.5)
Fortescue Ltd.	(60,428)	(707,695)	(4.6)
Goodman Group	(304,311)	(6,786,182)	(44.2)
NEXTDC Ltd.	(32,566)	(296,154)	(1.9)
Pilbara Minerals Ltd.	(314,689)	(441,369)	(2.9)
Reece Ltd.	(235,757)	(3,453,843)	(22.5)
SEEK Ltd.	(53,836)	(756,921)	(4.9)
SGH Ltd.	(36,034)	(1,063,117)	(6.9)
Stockland	(26,509)	(83,981)	(0.6)
Suncorp Group Ltd.	(226,041)	(2,898,079)	(18.9)
Treasury Wine Estates Ltd.	(1,082,525)	(7,181,458)	(46.8)
Vicinity Ltd.	(638,735)	(865,659)	(5.6)
Westpac Banking Corp.	(104,644)	(2,171,241)	(14.1)
WiseTech Global Ltd.	(30,534)	(2,311,506)	(15.1)
Woolworths Group Ltd.	(84,168)	(1,582,485)	(10.3)
(35,141,214)
Chad
Ivanhoe Mines Ltd., Class A	(78,267)	(840,643)	(5.5)
Denmark
Coloplast A/S, Class B	(14,379)	(1,655,994)	(10.8)
DSV A/S	(5,272)	(1,050,257)	(6.8)
(2,706,251)
Finland
UPM-Kymmene OYJ	(192,672)	(5,681,877)	(37.0)
France
Klepierre SA	(17,623)	(524,660)	(3.4)
Orange SA	(136,062)	(1,463,279)	(9.6)
Renault SA	(62,543)	(3,210,816)	(20.9)
Rexel SA	(74,960)	(1,984,483)	(12.9)
Unibail-Rodamco-Westfield	(22,334)	(1,869,949)	(12.2)
(9,053,187)
Germany
Daimler Truck Holding AG	(99,488)	(4,381,197)	(28.5)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Germany (continued)
Siemens AG, Class N, Registered Shares	(40,388)	$(8,658,220)	(56.4)%
SMA Solar Technology AG	(6)	(84)	(0.0)
(13,039,501)
Japan
Aeon Co. Ltd.	(135,300)	(3,277,945)	(21.4)
Asics Corp.	(158,400)	(3,530,756)	(23.0)
BayCurrent, Inc.	(196,600)	(8,383,402)	(54.6)
Capcom Co. Ltd.	(182,400)	(4,164,590)	(27.1)
Chiba Bank Ltd.	(366,100)	(3,117,944)	(20.3)
Cosmo Energy Holdings Co. Ltd.	(3,900)	(168,392)	(1.1)
Cosmos Pharmaceutical Corp.	(46,400)	(2,171,632)	(14.1)
Credit Saison Co. Ltd.	(23,900)	(563,374)	(3.7)
Dexerials Corp.	(75,900)	(989,083)	(6.4)
East Japan Railway Co.	(139,700)	(2,487,125)	(16.2)
Food & Life Cos Ltd.	(22,600)	(505,573)	(3.3)
Fujikura Ltd.	(139,100)	(5,598,532)	(36.5)
Fukuoka Financial Group, Inc.	(100,800)	(2,735,742)	(17.8)
GMO Payment Gateway, Inc.	(40,000)	(2,108,659)	(13.7)
Hikari Tsushin, Inc.	(300)	(68,528)	(0.4)
Hoshizaki Corp.	(136,400)	(5,048,323)	(32.9)
Ibiden Co. Ltd.	(78,400)	(2,298,922)	(15.0)
Idemitsu Kosan Co. Ltd.	(428,100)	(2,857,208)	(18.6)
Isuzu Motors Ltd.	(178,200)	(2,395,788)	(15.6)
Japan Post Holdings Co. Ltd.	(648,900)	(6,777,115)	(44.2)
Japan Real Estate Investment Corp.	(15,220)	(10,722,836)	(69.9)
Japan Steel Works Ltd.	(162,200)	(5,736,782)	(37.4)
Jeol Ltd.	(1,300)	(47,912)	(0.3)
JFE Holdings, Inc.	(45,300)	(523,869)	(3.4)
Kadokawa Corp.	(113,100)	(2,392,965)	(15.6)
Kawasaki Heavy Industries Ltd.	(130,300)	(5,885,319)	(38.3)
Keisei Electric Railway Co. Ltd.	(91,500)	(872,651)	(5.7)
Kikkoman Corp.	(585,800)	(6,131,124)	(39.9)
Kobayashi Pharmaceutical Co. Ltd.	(140,200)	(5,226,524)	(34.0)
Kobe Bussan Co. Ltd.	(325,500)	(7,396,836)	(48.2)
Kobe Steel Ltd.	(52,900)	(563,249)	(3.7)
Kokusai Electric Corp.	(117,900)	(1,820,644)	(11.9)
Kuraray Co. Ltd.	(198,200)	(2,901,664)	(18.9)
Kyushu Railway Co.	(145,700)	(3,542,984)	(23.1)
Lasertec Corp.	(9,200)	(956,832)	(6.2)
Maruwa Co. Ltd.	(20,000)	(4,896,816)	(31.9)
MatsukiyoCocokara & Co.	(157,100)	(2,325,257)	(15.1)
Mebuki Financial Group, Inc.	(1,116,900)	(4,938,390)	(32.2)
Mercari, Inc.	(668,100)	(8,067,220)	(52.6)
MINEBEA MITSUMI, Inc.	(206,900)	(3,320,474)	(21.6)
Mitsubishi Motors Corp.	(707,900)	(2,099,732)	(13.7)
MonotaRO Co. Ltd.	(129,200)	(2,225,937)	(14.5)
Nintendo Co. Ltd.	(99,700)	(6,540,783)	(42.6)
Nippon Building Fund, Inc.	(436)	(347,181)	(2.3)
Nippon Paint Holdings Co. Ltd.	(922,400)	(5,812,316)	(37.9)
Nippon Sanso Holdings Corp.	(261,200)	(7,397,323)	(48.2)
Nissin Foods Holdings Co. Ltd.	(94,900)	(2,121,956)	(13.8)
Niterra Co. Ltd.	(53,700)	(1,771,147)	(11.5)
Nitori Holdings Co. Ltd.	(67,800)	(7,939,689)	(51.7)
Obic Co. Ltd.	(411,700)	(12,295,527)	(80.1)
Oracle Corp. Japan	(1,900)	(173,451)	(1.1)
Oriental Land Co. Ltd.	(145,300)	(3,265,483)	(21.3)
Osaka Gas Co. Ltd.	(45,300)	(890,631)	(5.8)
Rakus Co. Ltd.	(185,400)	(2,302,784)	(15.0)
Rakuten Bank Ltd.	(390,600)	(11,990,013)	(78.1)
Renesas Electronics Corp.	(409,700)	(5,487,715)	(35.8)
Security	Shares	Value	% of Basket Value
Japan (continued)
Resona Holdings, Inc.	(60,200)	$(446,831)	(2.9)%
Ricoh Co. Ltd.	(91,000)	(1,043,617)	(6.8)
Ryohin Keikaku Co. Ltd.	(144,300)	(3,823,493)	(24.9)
Sanwa Holdings Corp.	(99,600)	(3,117,279)	(20.3)
Sapporo Holdings Ltd.	(43,200)	(2,003,988)	(13.1)
SBI Holdings, Inc.	(8,900)	(256,559)	(1.7)
SBI Sumishin Net Bank Ltd.	(463,000)	(14,109,209)	(91.9)
SCREEN Holdings Co. Ltd.	(92,900)	(6,473,489)	(42.2)
SCSK Corp.	(6,800)	(150,559)	(1.0)
Secom Co. Ltd.	(112,300)	(3,779,022)	(24.6)
Seibu Holdings, Inc.	(258,800)	(5,581,800)	(36.4)
Seven & i Holdings Co. Ltd.	(47,200)	(753,489)	(4.9)
SG Holdings Co. Ltd.	(344,100)	(3,242,944)	(21.1)
Shimadzu Corp.	(238,100)	(6,907,034)	(45.0)
Shin-Etsu Chemical Co. Ltd.	(150,600)	(4,668,933)	(30.4)
Shinko Electric Industries Co. Ltd.	(496,400)	(18,717,447)	(121.9)
Shiseido Co. Ltd.	(2,400)	(40,304)	(0.3)
Socionext, Inc.	(150,900)	(2,338,535)	(15.2)
Square Enix Holdings Co. Ltd.	(104,400)	(4,231,648)	(27.6)
SUMCO Corp.	(210,900)	(1,557,077)	(10.1)
Sumitomo Electric Industries Ltd.	(131,800)	(2,462,304)	(16.0)
Sumitomo Forestry Co. Ltd.	(145,100)	(4,960,346)	(32.3)
Sumitomo Metal Mining Co. Ltd.	(43,800)	(1,000,220)	(6.5)
THK Co. Ltd.	(4,800)	(118,397)	(0.8)
Toho Co. Ltd.	(93,200)	(4,200,239)	(27.4)
Tohoku Electric Power Co., Inc.	(260,400)	(1,903,161)	(12.4)
Tokyo Electric Power Co Holdings, Inc.	(564,100)	(1,478,355)	(9.6)
Tokyo Gas Co. Ltd.	(185,700)	(5,253,228)	(34.2)
Tokyo Metro Co. Ltd.	(347,400)	(3,879,049)	(25.3)
TOPPAN Holdings, Inc.	(7,500)	(210,502)	(1.4)
Toray Industries, Inc.	(357,200)	(2,478,601)	(16.1)
Toyo Suisan Kaisha Ltd.	(15,700)	(1,014,472)	(6.6)
Trend Micro, Inc.	(1,500)	(88,860)	(0.6)
Trial Holdings, Inc.	(37,100)	(647,800)	(4.2)
Yakult Honsha Co. Ltd.	(319,400)	(5,833,419)	(38.0)
Yamaha Corp.	(99,600)	(704,404)	(4.6)
Yamaha Motor Co. Ltd.	(990,200)	(8,283,627)	(54.0)
Yamato Holdings Co. Ltd.	(18,000)	(215,603)	(1.4)
Yamazaki Baking Co. Ltd.	(39,000)	(701,277)	(4.6)
Zensho Holdings Co. Ltd.	(110,200)	(6,079,492)	(39.6)
ZOZO, Inc.	(181,800)	(5,963,485)	(38.8)
(350,900,747)
Netherlands
Akzo Nobel NV	(50,972)	(2,895,109)	(18.9)
IMCD NV	(8,606)	(1,347,702)	(8.8)
Randstad NV	(49,486)	(2,136,312)	(13.9)
Universal Music Group NV	(424,512)	(11,840,586)	(77.1)
(18,219,709)
New Zealand
Infratil Ltd.	(45,263)	(286,249)	(1.9)
Singapore
Capitaland Investment Ltd.	(1,017,200)	(1,831,239)	(11.9)
Sembcorp Industries Ltd.	(397,100)	(1,624,328)	(10.6)
Singapore Airlines Ltd.	(274,800)	(1,281,913)	(8.4)
(4,737,480)

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Spain
CaixaBank SA	(116,164)	$(703,182)	(4.6)%
EDP Renovaveis SA	(156,374)	(1,463,027)	(9.5)
(2,166,209)
Sweden
Epiroc AB, Class B	(29,847)	(498,278)	(3.2)
Lifco AB, Class B	(10,589)	(347,233)	(2.3)
(845,511)
Switzerland
Avolta AG, Class N	(25,777)	(1,165,137)	(7.6)
Georg Fischer AG, Registered Shares	(59,969)	(4,722,918)	(30.8)
Partners Group Holding AG	(6,599)	(10,024,866)	(65.3)
Sandoz Group AG	(122,269)	(5,853,916)	(38.1)
Sika AG, Registered Shares	(39,154)	(9,943,701)	(64.8)
Sonova Holding AG, Registered Shares	(6,114)	(2,133,072)	(13.9)
Swatch Group AG	(24,883)	(4,609,843)	(30.0)
(38,453,453)
United Kingdom
Entain PLC	(299,155)	(2,597,534)	(16.9)
WPP PLC	(682,117)	(6,484,304)	(42.3)
(9,081,838)
United States
International Paper Co.	(226,036)	(12,549,519)	(81.7)
Stellantis NV	(252,622)	(3,372,981)	(22.0)
Swiss Re AG	(42,223)	(6,446,071)	(42.0)
(22,368,571)
Total Reference Entity — Short		(513,522,440)
Net Value of Reference Entity — Barclays Bank PLC		$15,350,484
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with BNP Paribas SA as of period end, termination dates 03/21/25 - 06/17/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
AGL Energy Ltd.	572,039	$4,069,075	6.2%
BHP Group Ltd.	691,578	16,984,936	25.7
Rio Tinto Ltd.	87,690	6,315,515	9.6
South32 Ltd.	208,013	427,123	0.6
		27,796,649
Canada
Algonquin Power & Utilities Corp.	25,238	112,354	0.2
Barrick Gold Corp.	74,467	1,217,419	1.8
FirstService Corp.	1,319	239,877	0.4
Keyera Corp.	8,614	244,429	0.4
TELUS Corp.	24,572	356,403	0.5
		2,170,482
Security	Shares	Value	% of Basket Value
Denmark
AP Moller - Maersk A/S, Class B	7,619	$11,252,332	17.0%
Ascendis Pharma A/S, ADR	7,941	1,037,571	1.6
Genmab A/S	7,283	1,431,524	2.2
		13,721,427
Germany
Solarworld AG	4	0	0.0
TUI AG	1,383,776	11,705,818	17.7
		11,705,818
Ireland
Accenture PLC, Class A	70,227	27,033,884	41.0
Israel
Check Point Software Technologies Ltd.	8,050	1,755,061	2.7
Nova Ltd.	3,246	795,854	1.2
Wix.com Ltd.	33,145	7,918,009	12.0
		10,468,924
Italy
A2A SpA	478,389	1,129,781	1.7
BPER Banca SPA	25,708	175,128	0.2
Mediobanca Banca di Credito Finanziario SpA	56,016	915,710	1.4
Prysmian SpA	20,679	1,438,412	2.2
		3,659,031
Japan
Amada Co. Ltd.	292,100	3,016,074	4.6
Bridgestone Corp.	3,800	136,309	0.2
Daiwa Securities Group, Inc.	1,611,800	11,668,076	17.7
Dentsu Group, Inc.	3,900	90,351	0.1
DMG Mori Co. Ltd.	52,900	853,274	1.3
Inpex Corp.	321,500	3,836,796	5.8
Isetan Mitsukoshi Holdings Ltd.	206,800	3,573,780	5.4
J Front Retailing Co. Ltd.	161,700	2,265,590	3.4
Kao Corp.	27,600	1,094,404	1.7
Mitsubishi Chemical Group Corp.	674,700	3,446,136	5.2
Mitsubishi UFJ Financial Group, Inc.	1,342,000	16,971,456	25.7
Nippon Yusen KK	195,400	6,132,342	9.3
Obayashi Corp.	267,100	3,587,186	5.4
Otsuka Corp.	54,600	1,230,941	1.9
Rakuten Group, Inc.	2,211,200	13,884,469	21.0
Shimizu Corp.	838,800	7,272,633	11.0
SoftBank Corp.	7,784,200	10,012,525	15.2
Sumitomo Mitsui Financial Group, Inc.	621,500	15,315,685	23.2
Terumo Corp.	5,200	97,624	0.2
Tokyo Tatemono Co. Ltd.	71,600	1,104,152	1.7
		105,589,803
Luxembourg
ArcelorMittal SA	5,013	124,950	0.2
Macau
Galaxy Entertainment Group Ltd., Class L	216,000	939,939	1.4
New Zealand
Xero Ltd.	60,645	6,825,901	10.3
Singapore
Genting Singapore Ltd.	2,946,000	1,631,295	2.5
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
South Korea
Delivery Hero SE	82,012	$2,119,528	3.2%
Sweden
Swedish Orphan Biovitrum AB	1,866	56,513	0.1
Switzerland
ABB Ltd., Class N, Registered Shares	122,531	6,672,105	10.1
SGS SA, Registered Shares	24,359	2,366,195	3.6
TE Connectivity PLC	15,493	2,292,499	3.5
		11,330,799
United Kingdom
Hammerson PLC	1	3	0.0
International Consolidated Airlines Group SA	176,714	736,911	1.1
J Sainsbury PLC	788,850	2,477,577	3.8
NatWest Group PLC	67,528	360,036	0.6
Smiths Group PLC	438,633	11,172,062	16.9
Tesco PLC	3,528,046	16,237,440	24.6
		30,984,029
United States
ACI Worldwide, Inc.	188,159	10,075,914	15.3
Adobe, Inc.	64,704	28,304,765	42.9
AECOM	97,775	10,309,396	15.6
Alaska Air Group, Inc.	70,481	5,162,733	7.8
Alkermes PLC	27,152	856,103	1.3
Allegion plc	194,668	25,838,284	39.2
AMETEK, Inc.	17,862	3,296,611	5.0
AutoNation, Inc.	18,685	3,523,057	5.3
BioMarin Pharmaceutical, Inc.	37,458	2,373,339	3.6
Boise Cascade Co.	19,878	2,507,808	3.8
Box, Inc., Class A	60,563	2,022,199	3.1
Bright Horizons Family Solutions, Inc.	42,603	5,223,128	7.9
CACI International, Inc., Class A	9,896	3,822,429	5.8
Citizens Financial Group, Inc.	354,122	16,845,584	25.5
Comfort Systems USA, Inc.	16,553	7,229,523	11.0
CSW Industrials, Inc.	313	103,231	0.2
Devon Energy Corp.	255,036	8,696,728	13.2
Donaldson Co., Inc.	64,112	4,564,133	6.9
Eaton Corp PLC	86,363	28,192,338	42.7
Ecolab, Inc.	5,630	1,408,570	2.1
EMCOR Group, Inc.	10,076	4,514,653	6.8
EOG Resources, Inc.	22,506	2,831,030	4.3
Etsy, Inc.	106,533	5,849,727	8.9
Flex Ltd.	117,522	4,894,791	7.4
Flowserve Corp.	127,628	7,992,065	12.1
FMC Corp.	107,114	5,974,819	9.1
Fox Corp., Class A	192,474	9,850,819	14.9
HEICO Corp.	72,613	17,350,150	26.3
HEICO Corp., Class A	69,031	13,138,670	19.9
Illumina, Inc.	133,518	17,723,179	26.9
Immunovant, Inc.	54,250	1,179,395	1.8
Ingredion, Inc.	72,708	9,920,279	15.0
Invesco Ltd.	494,531	9,509,831	14.4
Ionis Pharmaceuticals, Inc.	71,240	2,272,556	3.4
ITT, Inc.	70,739	10,683,004	16.2
Keysight Technologies, Inc.	3,224	575,000	0.9
Kite Realty Group Trust	14,102	326,461	0.5
Lamar Advertising Co., Class A	43,047	5,442,002	8.2
Masco Corp.	179,262	14,211,891	21.5
MGIC Investment Corp.	474,459	12,117,683	18.4
Neurocrine Biosciences, Inc.	6,649	1,009,451	1.5
Security	Shares	Value	% of Basket Value
United States (continued)
NVR, Inc.	196	$1,571,171	2.4%
Oshkosh Corp.	159,672	18,585,821	28.2
Paramount Global, Class B	101,084	1,099,794	1.7
Parker-Hannifin Corp.	56,047	39,628,031	60.1
PNC Financial Services Group, Inc.	88,443	17,772,621	26.9
Post Holdings, Inc.	46,814	4,969,774	7.5
QIAGEN NV	141,177	6,302,141	9.6
Qualys, Inc.	21,463	2,992,157	4.5
ResMed, Inc.	66,987	15,820,990	24.0
Roche Holding AG	7,925	2,635,504	4.0
Rollins, Inc.	17,584	870,408	1.3
Sarepta Therapeutics, Inc.	10,795	1,227,607	1.9
Tetra Tech, Inc.	114,179	4,201,787	6.4
Twilio, Inc., Class A	9,332	1,367,885	2.1
Tyson Foods, Inc., Class A	1,877	106,032	0.2
United Airlines Holdings, Inc.	16,917	1,790,495	2.7
United Therapeutics Corp.	6,700	2,352,839	3.6
Veralto Corp.	153,855	15,907,068	24.1
VeriSign, Inc.	36,357	7,816,755	11.8
Waste Management, Inc.	7,219	1,590,057	2.4
Westlake Corp.	60,897	6,958,700	10.5
Zoetis, Inc., Class A	32,929	5,627,566	8.5
		488,918,532
Total Reference Entity — Long		745,077,504
Reference Entity — Short
Common Stocks
Australia
APA Group	(323,011)	(1,362,213)	(2.1)
Endeavour Group Ltd.	(666,020)	(1,737,304)	(2.6)
SEEK Ltd.	(96,408)	(1,355,472)	(2.0)
Westpac Banking Corp.	(97,333)	(2,019,546)	(3.1)
		(6,474,535)
Belgium
Elia Group SA/NV	(3,958)	(267,090)	(0.4)
Canada
Parkland Corp.	(48,997)	(1,090,620)	(1.7)
Quebecor, Inc., Class B	(122,630)	(2,722,017)	(4.1)
		(3,812,637)
China
Wilmar International Ltd.	(489,800)	(1,119,713)	(1.7)
Denmark
Coloplast A/S, Class B	(17,356)	(1,998,848)	(3.0)
Finland
Metso OYJ	(112,063)	(1,112,306)	(1.7)
Neste OYJ	(24,331)	(308,305)	(0.4)
		(1,420,611)
Hong Kong
CK Asset Holdings Ltd.	(358,000)	(1,495,876)	(2.3)
Futu Holdings Ltd., ADR	(16,428)	(1,587,766)	(2.4)
Power Assets Holdings Ltd.	(198,500)	(1,284,228)	(1.9)
		(4,367,870)

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Israel
Global-e Online Ltd.	(16,759)	$(1,003,697)	(1.5)%
Oddity Tech Ltd., Class A	(10,571)	(504,448)	(0.8)
(1,508,145)
Italy
Iveco Group NV	(210,934)	(2,567,301)	(3.9)
Nexi SpA	(219,957)	(1,117,017)	(1.7)
(3,684,318)
Japan
Central Japan Railway Co.	(86,700)	(1,608,006)	(2.4)
East Japan Railway Co.	(213,900)	(3,808,132)	(5.8)
Hikari Tsushin, Inc.	(9,400)	(2,147,226)	(3.2)
Hoya Corp.	(18,200)	(2,444,002)	(3.7)
Japan Real Estate Investment Corp.	(335)	(236,015)	(0.4)
Keisei Electric Railway Co. Ltd.	(3,000)	(28,611)	(0.0)
Kikkoman Corp.	(108,200)	(1,132,447)	(1.7)
Makita Corp.	(3,600)	(106,461)	(0.2)
Nippon Building Fund, Inc.	(7,544)	(6,007,183)	(9.1)
Nippon Sanso Holdings Corp.	(9,400)	(266,213)	(0.4)
Nissan Motor Co. Ltd.	(130,100)	(356,009)	(0.5)
NTT Data Group Corp.	(100,500)	(1,950,363)	(3.0)
Rakus Co. Ltd.	(7,700)	(95,639)	(0.1)
Rakuten Bank Ltd.	(2,000)	(61,393)	(0.1)
Ricoh Co. Ltd.	(383,000)	(4,392,366)	(6.7)
Ryohin Keikaku Co. Ltd.	(4,200)	(111,287)	(0.2)
SG Holdings Co. Ltd.	(5,700)	(53,719)	(0.1)
Shinko Electric Industries Co. Ltd.	(37,500)	(1,413,989)	(2.1)
Sumitomo Realty & Development Co. Ltd.	(43,200)	(1,492,707)	(2.3)
Tohoku Electric Power Co., Inc.	(14,100)	(103,051)	(0.2)
Tokyo Metro Co. Ltd.	(17,800)	(198,754)	(0.3)
TOPPAN Holdings, Inc.	(120,600)	(3,384,878)	(5.1)
(31,398,451)
Netherlands
Adyen NV	(1,607)	(2,593,886)	(3.9)
Heineken Holding NV	(7,691)	(463,728)	(0.7)
IMCD NV	(7,117)	(1,114,524)	(1.7)
JDE Peet’s NV	(52,028)	(908,722)	(1.4)
(5,080,860)
New Zealand
Auckland International Airport Ltd.	(273,512)	(1,333,168)	(2.0)
Fisher & Paykel Healthcare Corp. Ltd., Class C	(61,232)	(1,295,493)	(2.0)
Infratil Ltd.	(158,767)	(1,004,062)	(1.5)
Mercury NZ Ltd.	(83,566)	(297,103)	(0.5)
(3,929,826)
Singapore
Oversea-Chinese Banking Corp. Ltd.	(429,300)	(5,475,625)	(8.3)
Spain
Repsol SA	(340,444)	(3,956,603)	(6.0)
Sweden
Epiroc AB, Class A	(287,162)	(5,472,275)	(8.3)
Epiroc AB, Class B	(79,792)	(1,332,080)	(2.0)
Getinge AB, Class B	(28,181)	(553,390)	(0.8)
Hexagon AB, B Shares	(283,810)	(3,285,875)	(5.0)
Lifco AB, Class B	(5,948)	(195,046)	(0.3)
(10,838,666)
Switzerland
Geberit AG, Class N, Registered Shares	(2,508)	(1,398,883)	(2.1)
Security	Shares	Value	% of Basket Value
Switzerland (continued)
Sonova Holding AG, Registered Shares	(3,491)	$(1,217,951)	(1.8)%
Swiss Life Holding AG, Class N, Registered Shares	(3,003)	(2,451,770)	(3.7)
Swisscom AG, Class N, Registered Shares	(4,306)	(2,423,154)	(3.7)
(7,491,758)
United Kingdom
Hiscox Ltd.	(101,230)	(1,371,879)	(2.1)
JD Sports Fashion PLC	(1,106,441)	(1,214,207)	(1.9)
Rentokil Initial PLC	(1,026,351)	(5,026,601)	(7.6)
Segro PLC	(538,943)	(4,765,103)	(7.2)
Spirax Group PLC	(13,565)	(1,348,673)	(2.1)
Standard Chartered PLC	(10,734)	(144,367)	(0.2)
Wise PLC, Class A	(432,934)	(5,964,751)	(9.0)
(19,835,581)
United States
Air Lease Corp., Class A	(60,540)	(2,796,948)	(4.2)
Air Products and Chemicals, Inc.	(105,474)	(35,361,213)	(53.6)
Alcon AG	(17,889)	(1,632,440)	(2.5)
Alight, Inc., Class A	(976,808)	(6,691,135)	(10.1)
Alliant Energy Corp.	(125,024)	(7,361,413)	(11.2)
American International Group, Inc.	(174,371)	(12,844,168)	(19.5)
Antero Midstream Corp.	(148,788)	(2,386,560)	(3.6)
Antero Resources Corp.	(749,313)	(27,964,361)	(42.4)
ATI, Inc.	(20,182)	(1,152,190)	(1.7)
Block, Inc., Class A	(54,560)	(4,955,139)	(7.5)
Bloom Energy Corp., Class A	(115,464)	(2,722,641)	(4.1)
Boeing Co.	(227,465)	(40,152,122)	(60.8)
Casey’s General Stores, Inc.	(24,683)	(10,410,549)	(15.8)
Celanese Corp., Class A	(18,261)	(1,297,261)	(2.0)
Celsius Holdings, Inc.	(387,864)	(9,688,843)	(14.7)
CenterPoint Energy, Inc.	(1,305,784)	(42,529,385)	(64.5)
Civitas Resources, Inc.	(26,743)	(1,357,475)	(2.1)
CNX Resources Corp.	(40,250)	(1,102,045)	(1.7)
Copart, Inc.	(319,585)	(18,513,559)	(28.1)
CoStar Group, Inc.	(223,854)	(17,147,216)	(26.0)
Coty, Inc., Class A	(344,166)	(2,522,737)	(3.8)
Credo Technology Group Holding Ltd.	(243,188)	(17,028,024)	(25.8)
CVS Health Corp.	(223,955)	(12,648,978)	(19.2)
Diamondback Energy, Inc.	(20,050)	(3,295,418)	(5.0)
F&G Annuities & Life, Inc.	(1)	(46)	(0.0)
First Citizens BancShares, Inc., Class A	(12,152)	(26,791,393)	(40.6)
GE Vernova, Inc.	(92,494)	(34,489,163)	(52.3)
Genuine Parts Co.	(100,214)	(11,649,878)	(17.6)
Glacier Bancorp, Inc.	(23,720)	(1,178,172)	(1.8)
Graco, Inc.	(50,508)	(4,251,258)	(6.4)
Healthcare Realty Trust, Inc., Class A	(31,243)	(523,320)	(0.8)
HealthEquity, Inc.	(11,316)	(1,249,513)	(1.9)
Ingersoll Rand, Inc.	(53,266)	(4,996,351)	(7.6)
Joby Aviation, Inc., Class A	(13,872)	(114,583)	(0.2)
Kraft Heinz Co.	(1,204,888)	(35,953,858)	(54.5)
Lantheus Holdings, Inc.	(58,173)	(5,381,584)	(8.1)
LKQ Corp.	(735,773)	(27,510,552)	(41.7)
LPL Financial Holdings, Inc.	(2,042)	(749,189)	(1.1)
Macy’s, Inc.	(819,212)	(12,763,323)	(19.3)
Mueller Industries, Inc.	(12,646)	(995,873)	(1.5)
NiSource, Inc.	(178,116)	(6,643,727)	(10.1)
NuScale Power Corp., Class A	(27,823)	(663,300)	(1.0)
Pinnacle Financial Partners, Inc.	(9,052)	(1,129,418)	(1.7)
Prudential Financial, Inc.	(287,924)	(34,769,702)	(52.7)
PTC, Inc.	(15,028)	(2,907,617)	(4.4)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Qorvo, Inc.	(63,315)	$(5,253,879)	(8.0)%
Range Resources Corp.	(57,528)	(2,130,837)	(3.2)
Rocket Cos, Inc., Class A	(350,569)	(4,417,169)	(6.7)
Rocket Lab USA, Inc., Class A	(34,780)	(1,010,359)	(1.5)
Rubrik, Inc., Class A	(66,159)	(4,847,470)	(7.3)
Sensata Technologies Holding PLC	(497,835)	(13,521,199)	(20.5)
SentinelOne, Inc., Class A	(15,716)	(376,398)	(0.6)
SharkNinja, Inc.	(124,171)	(13,883,560)	(21.0)
Snap-on, Inc.	(32,650)	(11,595,648)	(17.6)
Summit Therapeutics, Inc.	(1,778)	(38,227)	(0.1)
Symbotic, Inc., Class A	(186,718)	(5,480,173)	(8.3)
U-Haul Holding Co.	(35,635)	(2,307,010)	(3.5)
Warner Bros Discovery, Inc., Class A	(316,171)	(3,300,825)	(5.0)
(566,436,394)
Total Reference Entity — Short		(679,097,531)
Net Value of Reference Entity — BNP Paribas SA		$65,979,973
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with BNP Paribas SA as of period end, termination dates 03/17/25 - 06/17/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
Challenger Ltd.	492,991	$1,914,797	58.6%
Codan Ltd.	22,229	219,641	6.7
Data#3 Ltd.	160,004	686,589	21.0
Downer EDI Ltd.	512,138	1,802,488	55.2
IDP Education Ltd.	8,870	72,674	2.2
Iluka Resources Ltd.	23,403	63,221	1.9
McMillan Shakespeare Ltd.	140,254	1,334,316	40.8
Monadelphous Group Ltd.	231,844	2,249,240	68.9
NRW Holdings Ltd.	299,392	630,458	19.3
Super Retail Group Ltd.	56,520	544,518	16.7
Ventia Services Group Pty Ltd.	534,545	1,256,603	38.5
		10,774,545
Austria
ANDRITZ AG	22,472	1,272,381	39.0
Kontron AG	12,685	258,040	7.9
		1,530,421
Belgium
Umicore SA	229,998	2,315,371	70.9
Canada
Centerra Gold, Inc.	30,763	192,408	5.9
Innergex Renewable Energy, Inc.	155,866	780,751	23.9
North American Construction Group Ltd.	5,843	110,962	3.4
Obsidian Energy Ltd.	47,959	246,832	7.5
		1,330,953
Finland
Outokumpu OYJ	712,744	2,280,841	69.8
Security	Shares	Value	% of Basket Value
Georgia
TBC Bank Group PLC	14,345	$594,064	18.2%
Germany
AIXTRON SE	10,793	149,955	4.6
Auto1 Group SE	147,248	2,845,815	87.1
Bilfinger SE	7,480	384,735	11.8
Deutsche Pfandbriefbank AG	164,718	934,844	28.6
Deutz AG	13,232	64,006	1.9
Duerr AG	16,674	410,696	12.6
Grand City Properties SA	45,859	529,534	16.2
HelloFresh SE	203,667	2,240,874	68.6
Krones AG	2,635	359,555	11.0
TeamViewer SE	57,416	679,960	20.8
Wacker Chemie AG	4,322	296,185	9.1
		8,896,159
Hong Kong
HK Electric Investments & HK Electric Investments Ltd., Class SS	2,061,500	1,384,585	42.4
Ireland
Ardmore Shipping Corp.	7,175	85,167	2.6
Greencore Group PLC	1,547,439	3,726,055	114.1
		3,811,222
Israel
Plus500 Ltd.	242,261	8,500,734	260.2
Italy
Anima Holding SpA	60,267	413,523	12.7
Banca IFIS SpA	14,287	313,488	9.6
Credito Emiliano SpA	13,705	160,896	4.9
De’ Longhi SpA	24,441	859,307	26.3
Maire SpA	54,881	540,374	16.5
Sesa SpA	1,202	84,833	2.6
Webuild SpA	382,448	1,164,765	35.7
		3,537,186
Japan
77 Bank Ltd.	58,000	1,779,540	54.5
Aisan Industry Co. Ltd.	33,400	410,407	12.6
Alfresa Holdings Corp.	124,800	1,708,383	52.3
Anicom Holdings, Inc.	76,500	319,957	9.8
Autobacs Seven Co. Ltd.	26,800	256,950	7.9
CKD Corp.	35,500	577,628	17.7
Coca-Cola Bottlers Japan Holdings, Inc.	320,200	4,982,068	152.5
Create SD Holdings Co. Ltd.	15,400	280,752	8.6
Daiwa Securities Living Investments Corp.	809	466,325	14.3
Doutor Nichires Holdings Co. Ltd.	32,000	486,609	14.9
Earth Corp.	60,200	1,956,998	59.9
Electric Power Development Co. Ltd., Class D	64,600	1,019,118	31.2
Fast Accounting Co. Ltd.	43,514	342,698	10.5
Fuji Corp/Aichi	139,100	2,100,523	64.3
Fuji Media Holdings, Inc.	313,500	4,421,873	135.4
Glory Ltd.	18,200	309,374	9.5
Gunma Bank Ltd.	981,100	7,044,633	215.6
Hanwa Co. Ltd.	23,300	719,768	22.0
Hazama Ando Corp.	610,000	4,562,293	139.7
Heiwado Co. Ltd.	24,100	365,249	11.2
Hiday Hidaka Corp.	26,200	501,705	15.4
Hyakujushi Bank Ltd.	54,100	1,263,201	38.7
Inaba Denki Sangyo Co. Ltd.	6,100	145,290	4.4
Itochu Enex Co. Ltd.	35,600	364,335	11.2

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Japan Metropolitan Fund Invest	778	$473,619	14.5%
Kanamoto Co. Ltd.	91,700	1,845,326	56.5
Kyoritsu Maintenance Co. Ltd.	74,500	1,474,185	45.1
Kyushu Financial Group, Inc.	313,000	1,583,294	48.5
Lintec Corp.	120,700	2,257,032	69.1
Mabuchi Motor Co. Ltd.	303,100	4,162,518	127.4
Makino Milling Machine Co. Ltd.	16,200	1,210,212	37.0
Maxell Ltd.	69,600	896,783	27.4
MEITEC Group Holdings, Inc.	154,400	2,998,038	91.8
Menicon Co. Ltd.	86,500	776,156	23.8
Modec, Inc.	58,400	1,200,505	36.7
Nichias Corp.	7,400	242,201	7.4
Nifco, Inc.	9,900	236,595	7.2
NIPPON REIT Investment Corp.	3,540	1,857,376	56.9
Nishimatsu Construction Co. Ltd.	16,100	523,085	16.0
Nomura Co. Ltd.	24,100	141,933	4.3
NS Solutions Corp.	281,800	7,168,078	219.4
NTN Corp.	525,600	841,898	25.8
Odakyu Electric Railway Co. Ltd.	164,800	1,563,114	47.8
Organo Corp.	39,600	1,960,224	60.0
Royal Holdings Co. Ltd.	68,300	1,134,373	34.7
Sanki Engineering Co. Ltd.	25,900	521,455	16.0
Taikisha Ltd.	20,400	614,012	18.8
Takuma Co. Ltd.	33,500	362,612	11.1
TechMatrix Corp.	122,300	1,983,934	60.7
Towa Corp.	5,300	69,891	2.1
Towa Pharmaceutical Co. Ltd.	5,700	110,352	3.4
Toyobo Co. Ltd.	229,700	1,452,150	44.5
Tsubakimoto Chain Co.	41,700	512,365	15.7
United Arrows Ltd.	8,900	150,947	4.6
UT Group Co. Ltd.	170,300	2,401,931	73.5
Wacom Co. Ltd.	147,200	633,462	19.4
YAMABIKO Corp.	13,800	242,921	7.4
Yamaichi Electronics Co. Ltd.	137,500	2,058,714	63.0
Yamazen Corp.	65,400	563,261	17.2
Yaoko Co. Ltd.	8,600	502,955	15.4
Yokogawa Bridge Holdings Corp.	32,500	564,497	17.3
		83,677,681
Netherlands
Koninklijke BAM Groep NV	419,931	1,843,540	56.4
Norway
Elkem ASA	139,284	274,662	8.4
Wallenius Wilhelmsen ASA	89,155	720,332	22.1
		994,994
Portugal
Mota-Engil SGPS SA	209,770	623,170	19.1
Navigator Co SA	477,936	1,746,506	53.4
		2,369,676
Spain
Indra Sistemas SA	54,735	1,049,061	32.1
Sweden
Peab AB, Class B	83,323	597,653	18.3
Switzerland
dormakaba Holding AG, Class N	5,320	3,820,078	116.9
EFG International AG, Class N	151,759	2,374,241	72.7
Huber & Suhner AG, Class N, Registered Shares	2,994	248,493	7.6
International Workplace Group PLC	810,224	1,721,066	52.7
		8,163,878
Security	Shares	Value	% of Basket Value
United Kingdom
Craneware PLC	24,418	$575,242	17.6%
Firstgroup PLC	219,668	444,229	13.6
Grainger PLC	1,134,218	2,982,282	91.3
Hilton Food Group PLC	134,000	1,468,735	45.0
Hollywood Bowl Group PLC	497,923	1,734,822	53.1
Keller Group PLC	62,863	1,062,907	32.5
Mitchells & Butlers PLC	11,132	31,840	1.0
Mitie Group PLC	773,202	1,107,202	33.9
Morgan Sindall Group PLC	23,290	1,058,596	32.4
TP ICAP Group PLC	523,655	1,769,287	54.2
Trustpilot Group PLC	2,099,971	8,670,497	265.4
		20,905,639
United States
1-800-Flowers.com, Inc., Class A	39,996	321,168	9.8
Accel Entertainment, Inc., Class A	10,178	114,706	3.5
Alarm.com Holdings, Inc.	263,823	16,006,141	490.0
Allient, Inc.	25,384	639,931	19.6
Apogee Enterprises, Inc.	13,722	700,096	21.4
Armada Hoffler Properties, Inc.	133,614	1,306,745	40.0
Axcelis Technologies, Inc.	78,298	5,324,264	163.0
Balchem Corp.	66,485	10,634,941	325.6
Beazer Homes USA, Inc.	69,083	1,530,879	46.9
Brady Corp., Class A	118,641	8,837,568	270.5
Carriage Services, Inc., Class A	52,416	2,146,435	65.7
Carter’s, Inc.	93,626	5,048,314	154.5
Castle Biosciences, Inc.	42,617	1,204,783	36.9
CBL & Associates Properties, Inc.	88,809	2,718,443	83.2
Community Healthcare Trust, Inc.	9,152	181,484	5.6
ConnectOne Bancorp, Inc.	29,561	749,076	22.9
Coursera, Inc.	270,074	2,082,271	63.7
CrossFirst Bankshares, Inc.	37,916	615,756	18.8
CTO Realty Growth, Inc.	176,167	3,458,158	105.9
Delek US Holdings, Inc.	239,014	4,268,790	130.7
Deluxe Corp.	30,419	705,417	21.6
Dime Community Bancshares, Inc.	10,955	342,125	10.5
Diodes, Inc.	48,179	2,841,597	87.0
DoubleVerify Holdings, Inc.	807,092	16,634,166	509.2
DXP Enterprises, Inc.	29,721	3,010,440	92.2
Eagle Bancorp, Inc.	5,805	152,149	4.7
El Pollo Loco Holdings, Inc.	65,810	781,165	23.9
Energizer Holdings, Inc.	15,175	515,798	15.8
EnerSys	781	75,812	2.3
G-III Apparel Group Ltd.	62,464	1,950,126	59.7
Global Industrial Co.	13,270	327,902	10.0
Great Lakes Dredge & Dock Corp.	262,409	2,883,875	88.3
Hackett Group, Inc.	9,532	294,348	9.0
Health Catalyst, Inc.	79,880	449,724	13.8
Healthcare Services Group, Inc.	20,351	225,693	6.9
Heidrick & Struggles International, Inc.	24,661	1,146,490	35.1
Hovnanian Enterprises, Inc., Class A	883	116,900	3.6
iRadimed Corp.	7,818	462,904	14.2
Jamf Holding Corp.	25,078	378,929	11.6
John B Sanfilippo & Son, Inc.	46,548	3,367,282	103.1
Kadant, Inc.	1,922	716,714	21.9
Kennedy-Wilson Holdings, Inc.	325,875	2,949,169	90.3
Kontoor Brands, Inc.	23,706	2,177,396	66.7
Marriott Vacations Worldwide Corp.	12,797	1,110,396	34.0
MaxLinear, Inc.	83,443	1,490,292	45.6
Methode Electronics, Inc.	124,342	1,407,551	43.1
Midland States Bancorp, Inc.	13,523	260,453	8.0
Miller Industries, Inc.	43,582	2,875,104	88.0
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Navigator Holdings Ltd.	49,767	$826,630	25.3%
Northfield Bancorp, Inc.	21,286	248,408	7.6
Old Second Bancorp, Inc.	43,014	808,233	24.7
PagerDuty, Inc.	26,586	492,373	15.1
Peapack-Gladstone Financial Corp.	38,534	1,219,601	37.3
Pediatrix Medical Group, Inc.	20,665	288,897	8.8
Pennant Group, Inc.	7,644	202,337	6.2
Perimeter Solutions, Inc.	73,442	918,025	28.1
PRA Group, Inc.	22,775	503,555	15.4
Prestige Consumer Healthcare, Inc.	187,454	14,390,844	440.5
Primoris Services Corp.	378,863	29,085,312	890.4
Progress Software Corp.	78,571	4,504,475	137.9
Pursuit Attractions and Hospitality, Inc.	5,764	227,678	7.0
QuinStreet, Inc.	308,661	7,302,919	223.6
Rapid7, Inc.	47,099	1,814,253	55.5
REX American Resources Corp.	9,460	394,671	12.1
RingCentral, Inc., Class A	594,297	20,693,421	633.5
Rush Street Interactive, Inc., Class A	464,265	6,768,984	207.2
Select Medical Holdings Corp.	484,337	9,526,909	291.6
Shoe Carnival, Inc.	63,050	1,706,133	52.2
Southside Bancshares, Inc.	2,196	69,020	2.1
STAAR Surgical Co.	53,731	1,299,753	39.8
Standard Motor Products, Inc.	37,783	1,172,029	35.9
Steelcase, Inc., Class A	529,135	6,074,470	186.0
Stratasys Ltd.	163,549	1,522,641	46.6
Stride, Inc.	258,613	34,886,894	1,068.0
Supernus Pharmaceuticals, Inc.	201,457	7,729,905	236.6
Terex Corp.	1,511	72,664	2.2
Theravance Biopharma, Inc.	199,344	1,869,847	57.2
Tiptree, Inc.	34,855	698,494	21.4
Transocean Ltd.	271,186	1,063,049	32.5
Tri Pointe Homes, Inc.	82,817	3,052,635	93.4
Tronox Holdings PLC	17,113	175,750	5.4
TTM Technologies, Inc.	52,573	1,292,770	39.6
United Natural Foods, Inc.	312,926	9,306,419	284.9
Universal Insurance Holdings, Inc.	66,417	1,284,505	39.3
Univest Financial Corp.	19,504	592,727	18.1
Urban Edge Properties	45,024	915,788	28.0
Verint Systems, Inc.	290,830	7,381,265	226.0
Yext, Inc.	23,002	151,353	4.6
		300,075,502
Total Reference Entity — Long		464,633,705
Reference Entity — Short
Common Stocks
Australia
Amotiv Ltd.	(54,843)	(365,023)	(11.2)
Ansell Ltd.	(340,691)	(7,407,315)	(226.7)
Atlas Arteria Ltd.	(1,349,267)	(4,213,026)	(129.0)
AUB Group Ltd.	(72,505)	(1,429,095)	(43.7)
Bapcor Ltd.	(1,011,751)	(3,111,933)	(95.2)
Bendigo & Adelaide Bank Ltd.	(253,671)	(2,128,762)	(65.2)
De Grey Mining Ltd.	(5,034,107)	(6,169,595)	(188.9)
Gold Road Resources Ltd.	(1,258,194)	(1,906,737)	(58.4)
Orora Ltd.	(1,092,167)	(1,589,577)	(48.6)
Qube Holdings Ltd.	(1,004,230)	(2,577,173)	(78.9)
Region RE Ltd.	(1,449,348)	(1,946,426)	(59.6)
Security	Shares	Value	% of Basket Value
Australia (continued)
Sigma Healthcare Ltd.	(46,345)	$(81,921)	(2.5)%
Stanmore Resources Ltd.	(66,424)	(107,091)	(3.3)
(33,033,674)
Austria
Voestalpine AG	(78,206)	(1,635,671)	(50.1)
Bermuda
Conduit Holdings Ltd.	(45,722)	(257,328)	(7.9)
Brazil
Karoon Energy Ltd.	(1,819,088)	(1,758,996)	(53.8)
Canada
Algoma Steel Group, Inc.	(87,798)	(715,264)	(21.9)
Cascades, Inc.	(8,319)	(73,554)	(2.2)
Dream Industrial Real Estate Investment Trust	(482,381)	(3,876,706)	(118.7)
EQB, Inc.	(26,651)	(1,987,066)	(60.8)
First National Financial Corp.	(12,115)	(337,605)	(10.3)
Jamieson Wellness, Inc.	(68,459)	(1,556,796)	(47.7)
NuVista Energy Ltd.	(285,136)	(2,552,461)	(78.1)
Skeena Resources Ltd.	(163,737)	(1,606,557)	(49.2)
Spin Master Corp.	(35,315)	(747,681)	(22.9)
Superior Plus Corp.	(754,457)	(3,125,077)	(95.7)
Winpak Ltd.	(11,214)	(333,638)	(10.2)
(16,912,405)
Denmark
FLSmidth & Co A/S, Class B	(19,845)	(1,030,167)	(31.5)
ISS A/S	(150,780)	(2,849,582)	(87.2)
Jyske Bank A/S, Registered Shares	(24,418)	(1,766,030)	(54.1)
Netcompany Group A/S	(88,379)	(3,596,039)	(110.1)
Ringkjoebing Landbobank A/S	(6,510)	(1,061,834)	(32.5)
Royal Unibrew A/S	(13,737)	(949,589)	(29.1)
Scandinavian Tobacco Group A/S, Class A	(29,876)	(429,452)	(13.1)
(11,682,693)
Finland
QT Group Oyj	(18,502)	(1,516,095)	(46.4)
Germany
Aurubis AG	(45,098)	(3,539,016)	(108.3)
CompuGroup Medical SE & Co KgaA	(636)	(14,548)	(0.4)
CompuGroup Medical SE & Co. KgaA, Class A	(3,015)	(72,098)	(2.2)
K&S AG, Class N, Registered Shares	(312,366)	(4,347,112)	(133.1)
Schott Pharma AG & Co. KGaA	(2,220)	(54,305)	(1.7)
Sirius Real Estate Ltd.	(219,299)	(217,935)	(6.7)
Sixt SE	(15,603)	(1,267,114)	(38.8)
Thyssenkrupp Nucera AG & Co. KGaa	(112,396)	(1,035,293)	(31.7)
(10,547,421)
Ghana
Tullow Oil PLC	(51,852)	(11,572)	(0.3)
Ireland
Dalata Hotel Group PLC	(180,777)	(887,993)	(27.2)
Israel
Big Shopping Centers Ltd.	(1,689)	(263,842)	(8.1)
Kornit Digital Ltd.	(4,803)	(139,479)	(4.2)
OPC Energy Ltd.	(5,687)	(48,845)	(1.5)
(452,166)
Italy
Ermenegildo Zegna NV	(98,131)	(891,029)	(27.3)

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Italy (continued)
Piaggio & C SpA	(135,548)	$(302,592)	(9.3)%
Tamburi Investment Partners SpA	(90,159)	(791,504)	(24.2)
Technoprobe SpA	(39,458)	(248,513)	(7.6)
(2,233,638)
Japan
Advance Residence Investment Corp.	(94)	(86,516)	(2.7)
Ain Holdings, Inc.	(34,600)	(1,044,017)	(32.0)
Air Water, Inc.	(19,100)	(238,134)	(7.3)
Anycolor, Inc.	(11,900)	(243,320)	(7.5)
Aozora Bank Ltd.	(25,000)	(385,866)	(11.8)
ASAHI YUKIZAI Corp.	(4,500)	(125,575)	(3.8)
CRE Logistics REIT, Inc.	(1,271)	(1,231,959)	(37.7)
Daiei Kankyo Co. Ltd.	(2,800)	(51,078)	(1.6)
Enplas Corp.	(6,800)	(233,972)	(7.2)
First Bank of Toyama Ltd.	(31,400)	(217,481)	(6.7)
FP Partner, Inc.	(9,800)	(138,551)	(4.2)
Furuya Metal Co. Ltd.	(15,700)	(332,770)	(10.2)
Godo Steel Ltd.	(10,900)	(281,450)	(8.6)
GS Yuasa Corp.	(267,800)	(4,305,472)	(131.8)
Hogy Medical Co. Ltd.	(24,500)	(764,862)	(23.4)
Insource Co. Ltd.	(299,100)	(2,045,474)	(62.6)
Iwatani Corp.	(17,100)	(187,253)	(5.7)
JVCKenwood Corp.	(67,100)	(777,543)	(23.8)
Kanto Denka Kogyo Co. Ltd.	(44,700)	(274,621)	(8.4)
Keihan Holdings Co. Ltd.	(105,600)	(2,274,191)	(69.6)
Koei Tecmo Holdings Co. Ltd.	(40,600)	(506,748)	(15.5)
LIFENET INSURANCE CO.	(15,542)	(194,101)	(5.9)
Mars Group Holdings Corp.	(14,100)	(287,802)	(8.8)
Mitsuboshi Belting Ltd.	(11,100)	(281,042)	(8.6)
Money Forward, Inc.	(9,700)	(268,445)	(8.2)
Namura Shipbuilding Co. Ltd.	(113,600)	(1,458,580)	(44.7)
Nomura Micro Science Co. Ltd.	(10,100)	(167,880)	(5.1)
Osaka Steel Co. Ltd.	(700)	(10,543)	(0.3)
PKSHA Technology, Inc.	(3,800)	(87,297)	(2.7)
RENOVA, Inc.	(26,200)	(104,167)	(3.2)
Rigaku Holdings Corp.	(21,200)	(124,935)	(3.8)
Seikitokyu Kogyo Co. Ltd.	(23,900)	(237,552)	(7.3)
Shochiku Co. Ltd.	(9,000)	(709,839)	(21.7)
Simplex Holdings, Inc.	(136,000)	(2,540,545)	(77.8)
Sun Corp.	(900)	(54,568)	(1.7)
Taiheiyo Cement Corp.	(71,900)	(1,810,816)	(55.4)
Tokai Carbon Co. Ltd.	(108,500)	(604,272)	(18.5)
Topcon Corp.	(129,400)	(2,422,207)	(74.1)
Yamae Group Holdings Co. Ltd.	(19,400)	(251,976)	(7.7)
(27,363,420)
Netherlands
AMG Critical Materials NV	(6,328)	(91,828)	(2.8)
PostNL NV	(95,617)	(97,306)	(3.0)
(189,134)
New Zealand
Mainfreight Ltd.	(6,563)	(266,581)	(8.2)
Ryman Healthcare Ltd.	(59,741)	(146,945)	(4.5)
(413,526)
Norway
Crayon Group Holding ASA	(11,954)	(111,483)	(3.4)
FLEX LNG Ltd.	(15,829)	(403,798)	(12.4)
Security	Shares	Value	% of Basket Value
Norway (continued)
MPC Container Ships ASA	(431,321)	$(701,168)	(21.5)%
NEL ASA	(235,178)	(49,012)	(1.5)
Norwegian Air Shuttle ASA	(137,998)	(131,809)	(4.0)
(1,397,270)
Singapore
Frasers Logistics & Commercial Trust	(629,100)	(408,080)	(12.5)
Venture Corp. Ltd.	(22,400)	(207,881)	(6.4)
(615,961)
Spain
Grenergy Renovables SA	(25,362)	(939,287)	(28.8)
Puig Brands SA	(89,548)	(1,788,148)	(54.7)
Viscofan SA	(1,352)	(85,697)	(2.6)
(2,813,132)
Sweden
AddLife AB	(78,271)	(1,066,836)	(32.7)
Catena AB	(59,406)	(2,587,803)	(79.2)
Fabege AB	(209,667)	(1,568,234)	(48.0)
Hexatronic Group AB	(738,214)	(2,409,943)	(73.8)
HMS Networks AB	(4,704)	(217,552)	(6.7)
Hufvudstaden AB, Class A	(24,633)	(274,234)	(8.4)
Lindab International AB	(16,468)	(294,093)	(9.0)
Munters Group AB	(40,117)	(637,379)	(19.5)
Paradox Interactive AB	(12,926)	(252,976)	(7.7)
Vimian Group AB	(228,491)	(840,848)	(25.7)
Vitec Software Group AB, Class B	(22,744)	(1,199,989)	(36.7)
(11,349,887)
Switzerland
Autoneum Holding AG, Class N	(1)	(140)	(0.0)
Bossard Holding AG, Registered Shares	(5,243)	(1,167,181)	(35.7)
Bucher Industries AG, Registered Shares	(9,400)	(3,780,041)	(115.7)
Comet Holding AG, Class N, Registered Shares	(22,688)	(6,769,447)	(207.2)
Daetwyler Holding AG	(1,581)	(240,947)	(7.4)
Galenica AG	(42,723)	(3,807,326)	(116.6)
Garrett Motion, Inc.	(49,522)	(474,421)	(14.5)
Vontobel Holding AG, Class N, Registered Shares	(39,935)	(2,950,934)	(90.4)
(19,190,437)
United Kingdom
Auction Technology Group PLC	(45,346)	(347,467)	(10.6)
Crest Nicholson Holdings plc	(380,077)	(847,321)	(25.9)
Fidelis Insurance Holdings Ltd., Class L	(70,601)	(1,164,916)	(35.7)
Greatland Gold PLC	(33,772,154)	(3,182,430)	(97.4)
Ibstock PLC	(174,109)	(362,674)	(11.1)
Metro Bank Holdings PLC	(62,497)	(79,195)	(2.4)
Pennon Group PLC	(1,186,694)	(8,482,310)	(259.7)
Renewi PLC	(108,472)	(1,076,018)	(33.0)
Senior PLC	(60,839)	(124,617)	(3.8)
SigmaRoc PLC	(368,168)	(331,875)	(10.2)
Travis Perkins PLC	(282,626)	(2,486,800)	(76.1)
Yellow Cake PLC	(572,572)	(3,475,513)	(106.4)
(21,961,136)
United States
Adeia, Inc.	(36,876)	(473,857)	(14.5)
Aehr Test Systems	(68,799)	(779,493)	(23.9)
Albany International Corp., Class A	(78,403)	(6,331,042)	(193.8)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Apollo Commercial Real Estate Finance, Inc.	(121,738)	$(1,078,599)	(33.0)%
Applied Digital Corp.	(191,378)	(1,362,611)	(41.7)
Arcosa, Inc.	(93,869)	(9,508,930)	(291.1)
ARMOUR Residential REIT, Inc.	(14,716)	(276,955)	(8.5)
Astec Industries, Inc.	(39,021)	(1,362,223)	(41.7)
Atlas Energy Solutions, Inc.	(288,878)	(6,632,639)	(203.0)
Blackbaud, Inc.	(27,448)	(2,117,613)	(64.8)
Bloomin’ Brands, Inc.	(111,845)	(1,404,773)	(43.0)
Boston Omaha Corp., Class A	(20,961)	(304,773)	(9.3)
BrightView Holdings, Inc.	(216,621)	(3,413,947)	(104.5)
Brink’s Co.	(13,916)	(1,298,780)	(39.8)
Burford Capital Ltd.	(470,424)	(6,604,753)	(202.2)
C3.ai, Inc.	(2,910)	(91,229)	(2.8)
Cable One, Inc.	(20,489)	(6,228,861)	(190.7)
Cadre Holdings, Inc.	(32,363)	(1,247,594)	(38.2)
Calumet, Inc.	(97,435)	(1,725,574)	(52.8)
Cass Information Systems, Inc.	(1,126)	(46,380)	(1.4)
CBIZ, Inc.	(910)	(78,087)	(2.4)
CECO Environmental Corp.	(49,545)	(1,403,114)	(43.0)
Centrus Energy Corp., Class A	(9,363)	(770,575)	(23.6)
Centuri Holdings, Inc.	(36,089)	(804,063)	(24.6)
Clarivate PLC	(1,455,565)	(7,889,162)	(241.5)
Coastal Financial Corp.	(1,238)	(110,405)	(3.4)
Columbia Financial, Inc.	(1,027)	(15,189)	(0.5)
Concentrix Corp.	(93,904)	(4,909,301)	(150.3)
Conduent, Inc.	(37,006)	(146,544)	(4.5)
CorMedix, Inc.	(14,991)	(153,958)	(4.7)
Cricut, Inc., Class A	(10,844)	(58,232)	(1.8)
Curbline Properties Corp.	(4,470)	(109,381)	(3.3)
Cytek Biosciences, Inc.	(13,924)	(71,709)	(2.2)
DENTSPLY SIRONA, Inc.	(664,197)	(13,124,533)	(401.8)
DiamondRock Hospitality Co.	(132,404)	(1,162,507)	(35.6)
Diebold Nixdorf, Inc.	(50,463)	(2,184,543)	(66.9)
DigitalBridge Group, Inc., Class A	(122,134)	(1,339,810)	(41.0)
Distribution Solutions Group, Inc.	(3,135)	(101,104)	(3.1)
Eastern Bankshares, Inc.	(37,543)	(689,289)	(21.1)
Embecta Corp.	(28,857)	(517,406)	(15.8)
Empire State Realty Trust, Inc., Class A	(369,560)	(3,532,994)	(108.1)
Enovix Corp.	(12,489)	(150,617)	(4.6)
Excelerate Energy, Inc., Class A	(8,522)	(254,552)	(7.8)
F&G Annuities & Life, Inc.	(4,031)	(185,063)	(5.7)
Federal Agricultural Mortgage Corp., Class C	(18,234)	(3,606,321)	(110.4)
First Advantage Corp.	(153,734)	(2,902,498)	(88.8)
First Community Bankshares, Inc.	(4,235)	(183,672)	(5.6)
First Hawaiian, Inc.	(6,888)	(190,247)	(5.8)
Fiverr International Ltd.	(35,904)	(1,108,356)	(33.9)
Forward Air Corp.	(35,625)	(1,148,906)	(35.2)
Gates Industrial Corp PLC	(204,571)	(4,232,574)	(129.6)
GeneDx Holdings Corp., Class A	(25,764)	(1,928,435)	(59.0)
Global Medical REIT, Inc.	(51,589)	(404,458)	(12.4)
Goodyear Tire & Rubber Co.	(262,448)	(2,327,914)	(71.3)
Greif, Inc., Class A	(81,604)	(4,995,797)	(152.9)
Guess?, Inc.	(84,955)	(1,096,769)	(33.6)
Harmonic, Inc.	(107,994)	(1,218,172)	(37.3)
Hawkins, Inc.	(5,103)	(545,562)	(16.7)
Hayward Holdings, Inc.	(4,979)	(74,984)	(2.3)
Herbalife Ltd.	(327,571)	(1,788,538)	(54.7)
HighPeak Energy, Inc.	(5,252)	(71,585)	(2.2)
Hyster-Yale, Inc., Class A	(32,819)	(1,753,191)	(53.7)
Ibotta, Inc., Class A	(17,100)	(1,239,750)	(37.9)
Security	Shares	Value	% of Basket Value
United States (continued)
Innodata, Inc.	(12,036)	$(446,295)	(13.7)%
Insperity, Inc.	(16,658)	(1,249,517)	(38.2)
Integral Ad Science Holding Corp.	(263,748)	(2,771,991)	(84.9)
InterDigital, Inc.	(29,756)	(5,444,753)	(166.7)
Ivanhoe Electric, Inc.	(212)	(1,255)	(0.0)
Kennametal, Inc.	(531,717)	(12,734,622)	(389.8)
Kohl’s Corp.	(5,088)	(67,212)	(2.1)
Legacy Housing Corp.	(26,190)	(671,774)	(20.6)
Liberty Energy, Inc., Class A	(5,121)	(93,766)	(2.9)
Loar Holdings, Inc.	(23,323)	(1,853,712)	(56.7)
Madison Square Garden Sports Corp., Class A	(76,853)	(16,897,669)	(517.3)
Manitowoc Co., Inc.	(110,311)	(1,102,007)	(33.7)
Marten Transport Ltd.	(77,572)	(1,194,609)	(36.6)
MaxCyte, Inc.	(67,914)	(306,292)	(9.4)
Meridianlink, Inc.	(23,565)	(453,626)	(13.9)
MillerKnoll, Inc.	(29,300)	(657,492)	(20.1)
Mitek Systems, Inc.	(166,831)	(1,701,676)	(52.1)
Moog, Inc., Class A	(28,792)	(5,230,355)	(160.1)
MSA Safety, Inc.	(103,067)	(16,978,227)	(519.7)
National Health Investors, Inc.	(49,004)	(3,337,662)	(102.2)
Neogen Corp.	(205,496)	(2,354,984)	(72.1)
Net Power, Inc., Class A	(222,247)	(1,909,102)	(58.4)
Novanta, Inc.	(22,048)	(3,299,704)	(101.0)
Nu Skin Enterprises, Inc., Class A	(24,418)	(159,938)	(4.9)
O-I Glass, Inc.	(855,471)	(10,214,324)	(312.7)
Ormat Technologies, Inc.	(59,995)	(3,848,679)	(117.8)
Paysafe Ltd.	(122,020)	(2,367,188)	(72.5)
PennyMac Mortgage Investment Trust	(56,449)	(767,706)	(23.5)
Phathom Pharmaceuticals, Inc.	(3,446)	(20,642)	(0.6)
Photronics, Inc.	(61,056)	(1,403,677)	(43.0)
Pitney Bowes, Inc.	(19,635)	(174,948)	(5.4)
PriceSmart, Inc.	(29,942)	(2,723,824)	(83.4)
ProFrac Holding Corp., Class A	(8,216)	(59,730)	(1.8)
Ranpak Holdings Corp.	(169,970)	(1,244,180)	(38.1)
Ready Capital Corp.	(74,593)	(496,043)	(15.2)
Redfin Corp.	(163,240)	(1,305,920)	(40.0)
Reliance Worldwide Corp. Ltd.	(853,014)	(2,840,229)	(86.9)
Sable Offshore Corp., Class A	(114,403)	(2,852,067)	(87.3)
Sezzle, Inc.	(9,042)	(2,115,918)	(64.8)
Simply Good Foods Co.	(468,463)	(17,801,594)	(544.9)
Sprinklr, Inc., Class A	(991,111)	(8,830,799)	(270.3)
Sprout Social, Inc., Class A	(42,013)	(1,372,565)	(42.0)
Tarsus Pharmaceuticals, Inc.	(6,498)	(349,332)	(10.7)
Thermon Group Holdings, Inc.	(65,602)	(1,815,863)	(55.6)
Tidewater, Inc.	(1,956)	(107,795)	(3.3)
Titan Machinery, Inc.	(56,126)	(1,050,679)	(32.2)
Tootsie Roll Industries, Inc.	(3,574)	(111,008)	(3.4)
Towne Bank	(24,530)	(877,438)	(26.9)
Transcat, Inc.	(42,454)	(3,269,807)	(100.1)
Triumph Financial, Inc.	(944)	(72,745)	(2.2)
Triumph Group, Inc.	(53,489)	(1,002,384)	(30.7)
Trupanion, Inc.	(38,964)	(1,848,452)	(56.6)
Udemy, Inc.	(96,681)	(723,174)	(22.1)
United States Cellular Corp.	(66,787)	(4,194,224)	(128.4)
Uranium Energy Corp.	(399,945)	(2,823,612)	(86.4)
Veeco Instruments, Inc.	(49,967)	(1,268,162)	(38.8)
Vivid Seats, Inc., Class A	(261,186)	(1,123,100)	(34.4)
Western Union Co.	(185,322)	(1,912,523)	(58.5)
Westrock Coffee Co.	(143,788)	(1,000,764)	(30.6)
White Mountains Insurance Group Ltd.	(874)	(1,688,970)	(51.7)

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Xerox Holdings Corp.	(205,126)	$(1,751,776)	(53.6)%
XPEL, Inc.	(4,841)	(202,983)	(6.2)
Xponential Fitness, Inc., Class A	(222,348)	(3,719,882)	(113.9)
(295,143,439)
Total Reference Entity — Short		(461,366,994)
Net Value of Reference Entity — BNP Paribas SA		$3,266,711
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with BNP Paribas SA as of period end, termination dates 08/17/26 - 09/09/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
AGL Energy Ltd.	243,783	$1,734,097	51.6%
BHP Group Ltd.	112,826	2,770,971	82.5
Computershare Ltd.	152,479	3,314,596	98.6
Glencore PLC	2,779,457	12,008,493	357.4
JB Hi-Fi Ltd.	60,299	3,762,135	111.9
Qantas Airways Ltd.	410,156	2,376,797	70.7
QBE Insurance Group Ltd.	155,399	2,005,852	59.7
REA Group Ltd.	22,536	3,456,531	102.9
Santos Ltd.	379,295	1,642,330	48.9
Worley Ltd.	50,286	446,823	13.3
		33,518,625
Austria
OMV AG	25,189	1,037,268	30.9
Canada
Algonquin Power & Utilities Corp.	30,847	137,324	4.1
Barrick Gold Corp.	91,015	1,487,953	44.3
FirstService Corp.	1,612	293,163	8.7
Keyera Corp.	10,529	298,769	8.9
Magna International, Inc.	6,228	246,917	7.4
MEG Energy Corp.	5,214	85,492	2.5
Stantec, Inc.	2,015	155,934	4.6
TELUS Corp.	30,032	435,597	13.0
		3,141,149
China
Prosus NV	23,098	882,287	26.3
Denmark
AP Moller - Maersk A/S, Class B	1,726	2,549,091	75.9
Genmab A/S	461	90,613	2.7
		2,639,704
Finland
Wartsila OYJ Abp	399,707	7,550,541	224.7
Germany
Deutsche Bank AG, Class N, Registered Shares	245,009	4,795,520	142.7
Evonik Industries AG	172,168	3,232,948	96.2
Henkel AG & Co KGaA	44,138	3,409,541	101.5
Security	Shares	Value	% of Basket Value
Germany (continued)
HUGO BOSS AG	7,885	$369,397	11.0%
Solarworld AG	6	0	0.0
Zalando SE	120,423	4,487,917	133.6
		16,295,323
Ireland
Bank of Ireland Group PLC	6,757	67,139	2.0
Israel
Israel Discount Bank Ltd., Class A	264,930	1,936,981	57.6
Italy
A2A SpA	1,230,288	2,905,494	86.5
Banca Monte dei Paschi di Siena SpA	1,291,102	8,272,372	246.2
Mediobanca Banca di Credito Finanziario SpA	120,095	1,963,228	58.4
		13,141,094
Japan
Amada Co. Ltd.	208,300	2,150,798	64.0
Asahi Group Holdings Ltd.	102,600	1,111,295	33.1
Asahi Kasei Corp.	354,000	2,404,239	71.5
Astellas Pharma, Inc.	391,300	3,793,270	112.9
Daikin Industries Ltd.	21,700	2,548,907	75.9
Daito Trust Construction Co. Ltd.	81,700	8,754,366	260.5
Daiwa Securities Group, Inc.	292,600	2,118,178	63.0
DMG Mori Co. Ltd.	102,300	1,650,093	49.1
Fujitsu Ltd.	140,300	2,713,368	80.8
Hirose Electric Co. Ltd.	118,400	14,152,838	421.2
Hulic Co. Ltd.	123,400	1,087,590	32.4
Inpex Corp.	109,300	1,304,391	38.8
J Front Retailing Co. Ltd.	336,400	4,713,323	140.3
Kakaku.com, Inc.	129,800	2,032,737	60.5
Koito Manufacturing Co. Ltd.	83,100	1,092,737	32.5
Kurita Water Industries Ltd.	1,500	52,244	1.6
Mazda Motor Corp.	571,800	3,909,613	116.4
NIDEC Corp.	416,600	7,195,321	214.1
Obayashi Corp.	114,600	1,539,092	45.8
Ono Pharmaceutical Co. Ltd.	180,100	1,873,646	55.8
Otsuka Corp.	83,400	1,880,229	56.0
Otsuka Holdings Co. Ltd.	5,700	297,638	8.9
Panasonic Holdings Corp.	138,500	1,413,215	42.1
Rakuten Group, Inc.	573,300	3,599,840	107.1
Sega Sammy Holdings, Inc.	15,800	305,809	9.1
Shimizu Corp.	188,400	1,633,481	48.6
Sojitz Corp.	38,000	781,074	23.2
Sony Group Corp.	265,000	5,848,376	174.1
Sumitomo Corp.	15,700	340,380	10.1
T&D Holdings, Inc.	82,200	1,563,841	46.5
Terumo Corp.	99,400	1,866,126	55.5
Tokyo Electron Ltd.	45,800	7,725,721	229.9
Tokyo Tatemono Co. Ltd.	50,800	783,392	23.3
Toyo Tire Corp.	33,900	557,226	16.6
Toyota Tsusho Corp.	21,800	368,194	11.0
Unicharm Corp.	147,300	1,150,385	34.2
		96,312,973
Luxembourg
ArcelorMittal SA	25,426	633,746	18.9
Macau
Galaxy Entertainment Group Ltd.	30,000	130,547	3.9
Netherlands
Arcadis NV	26,220	1,496,914	44.5
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Netherlands (continued)
EXOR NV	20,083	$1,902,831	56.6%
ING Groep NV	351,943	5,849,605	174.1
Wolters Kluwer NV, Class C	7,946	1,443,486	43.0
		10,692,836
New Zealand
Xero Ltd.	16,557	1,863,574	55.5
Norway
Telenor ASA	312,916	3,826,197	113.9
Spain
Acciona SA	4,412	497,093	14.8
ACS Actividades de Construccion y Servicios SA	33,858	1,723,853	51.3
Bankinter SA	136,421	1,162,317	34.6
Enagas SA	135,665	1,716,968	51.1
		5,100,231
Sweden
AddTech AB, Class B	326,570	9,531,977	283.7
Essity AB	40,889	1,035,545	30.8
Swedish Orphan Biovitrum AB	58,387	1,768,282	52.6
		12,335,804
Switzerland
Chocoladefabriken Lindt & Spruengli AG	35	402,048	11.9
DSM-Firmenich AG	56,008	5,717,819	170.2
SGS SA, Registered Shares	92,285	8,964,421	266.8
		15,084,288
United Kingdom
Associated British Foods PLC	20,797	487,992	14.5
Berkeley Group Holdings PLC	46,118	2,206,507	65.7
British Land Co. PLC	70,547	328,122	9.8
Bunzl PLC	20,350	866,232	25.8
Hammerson PLC	2	7	0.0
IMI PLC	26,431	653,964	19.4
Informa PLC	205,590	2,193,729	65.3
International Consolidated Airlines Group SA	1,510,548	6,299,098	187.5
Sage Group PLC	814,238	13,532,210	402.7
Smiths Group PLC	189,464	4,825,682	143.6
Tesco PLC	983,621	4,527,006	134.7
		35,920,549
United States
Experian PLC	39,802	1,960,632	58.3
Roche Holding AG	5,404	1,797,131	53.5
		3,757,763
Rights
Spain
ACS Actividades de Construccion y Servicios SA, (Expires 02/19/25, Strike Price EUR, 0.45)	33,858	16,719	0.5
Total Reference Entity — Long		265,885,338
Reference Entity — Short
Common Stocks
Australia
ANZ Group Holdings Ltd.	(47,163)	(890,606)	(26.5)
APA Group	(1,159,205)	(4,888,638)	(145.5)
BlueScope Steel Ltd.	(237,614)	(3,102,831)	(92.4)
Security	Shares	Value	% of Basket Value
Australia (continued)
CAR Group Ltd.	(2,409)	$(60,031)	(1.8)%
Coles Group Ltd.	(20,524)	(247,395)	(7.4)
Endeavour Group Ltd.	(1,270,020)	(3,312,830)	(98.6)
Fortescue Ltd.	(705,281)	(8,259,806)	(245.8)
Lynas Rare Earths Ltd.	(54,802)	(212,414)	(6.3)
Medibank Pvt Ltd.	(104,853)	(258,538)	(7.7)
Mirvac Group	(1,890,111)	(2,286,508)	(68.1)
National Australia Bank Ltd.	(4,916)	(121,138)	(3.6)
Reece Ltd.	(44,345)	(649,655)	(19.3)
SEEK Ltd.	(106,865)	(1,502,495)	(44.7)
Stockland	(1,139,559)	(3,610,127)	(107.4)
Vicinity Ltd.	(2,484,912)	(3,367,729)	(100.2)
Wesfarmers Ltd.	(38,312)	(1,804,663)	(53.7)
Woodside Energy Group Ltd.	(309,640)	(4,719,156)	(140.5)
(39,294,560)
Belgium
Elia Group SA/NV	(24,268)	(1,637,631)	(48.7)
Canada
Quebecor, Inc., Class B	(38,407)	(852,520)	(25.4)
Denmark
Coloplast A/S, Class B	(42,825)	(4,932,049)	(146.8)
DSV A/S	(23,782)	(4,737,712)	(141.0)
Novozymes A/S, Class B	(16,860)	(966,635)	(28.8)
Orsted A/S	(75,728)	(2,920,112)	(86.9)
(13,556,508)
Finland
Neste OYJ	(43,661)	(553,241)	(16.5)
Germany
Bayerische Motoren Werke AG	(151,822)	(12,329,403)	(367.0)
Nemetschek SE	(13,730)	(1,640,475)	(48.8)
(13,969,878)
Hong Kong
CK Asset Holdings Ltd.	(48,500)	(202,654)	(6.0)
Power Assets Holdings Ltd.	(493,500)	(3,192,779)	(95.0)
(3,395,433)
Italy
Brunello Cucinelli SpA	(456)	(58,625)	(1.7)
Eni SpA	(363,886)	(5,122,945)	(152.5)
Ferrari NV	(317)	(136,004)	(4.1)
Nexi SpA	(598,889)	(3,041,363)	(90.5)
(8,358,937)
Japan
East Japan Railway Co.	(648,900)	(11,552,580)	(343.8)
Hikari Tsushin, Inc.	(8,300)	(1,895,954)	(56.4)
Japan Real Estate Investment Corp.	(405)	(285,332)	(8.5)
Keisei Electric Railway Co. Ltd.	(3,900)	(37,195)	(1.1)
Kikkoman Corp.	(132,300)	(1,384,684)	(41.2)
Konami Group Corp.	(37,200)	(3,424,374)	(101.9)
Lasertec Corp.	(21,300)	(2,215,273)	(65.9)
MatsukiyoCocokara & Co.	(9,900)	(146,531)	(4.4)
Mebuki Financial Group, Inc.	(48,600)	(214,886)	(6.4)
Mitsubishi Motors Corp.	(26,200)	(77,713)	(2.3)
Nippon Building Fund, Inc.	(5,444)	(4,334,982)	(129.0)
Nippon Sanso Holdings Corp.	(11,500)	(325,686)	(9.7)
NTT Data Group Corp.	(125,100)	(2,427,765)	(72.2)
Rakus Co. Ltd.	(9,500)	(117,996)	(3.5)

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Rakuten Bank Ltd.	(2,500)	$(76,741)	(2.3)%
Ricoh Co. Ltd.	(655,400)	(7,516,335)	(223.7)
Ryohin Keikaku Co. Ltd.	(5,200)	(137,784)	(4.1)
SG Holdings Co. Ltd.	(7,000)	(65,971)	(2.0)
Shinko Electric Industries Co. Ltd.	(42,400)	(1,598,750)	(47.6)
Tohoku Electric Power Co., Inc.	(17,300)	(126,439)	(3.8)
Tokyo Metro Co. Ltd.	(123,800)	(1,382,344)	(41.1)
TOPPAN Holdings, Inc.	(148,900)	(4,179,173)	(124.4)
Trial Holdings, Inc.	(9,000)	(157,148)	(4.7)
Yamaha Motor Co. Ltd.	(63,900)	(534,563)	(15.9)
(44,216,199)
Netherlands
IMCD NV	(38,166)	(5,976,808)	(177.9)
JDE Peet’s NV	(30,166)	(526,880)	(15.7)
(6,503,688)
New Zealand
Auckland International Airport Ltd.	(105,444)	(513,961)	(15.3)
Fisher & Paykel Healthcare Corp. Ltd.	(27,691)	(585,862)	(17.4)
Infratil Ltd.	(661,067)	(4,180,668)	(124.4)
Mercury NZ Ltd.	(222,519)	(791,124)	(23.6)
(6,071,615)
Singapore
CapitaLand Ascendas REIT	(522,500)	(990,580)	(29.5)
Oversea-Chinese Banking Corp. Ltd.	(740,100)	(9,439,809)	(280.9)
Singapore Technologies Engineering Ltd.	(23,900)	(84,827)	(2.5)
(10,515,216)
Sweden
Epiroc AB, Class A	(401,360)	(7,648,478)	(227.6)
Epiroc AB, Class B	(120,382)	(2,009,705)	(59.8)
EQT AB	(173,806)	(5,674,860)	(168.9)
Indutrade AB	(8,042)	(221,390)	(6.6)
Lifco AB, Class B	(31,613)	(1,036,650)	(30.8)
Sandvik AB	(188,639)	(3,892,188)	(115.8)
Skandinaviska Enskilda Banken AB, Class A	(65,791)	(932,538)	(27.8)
SSAB AB, Class B	(1,362,533)	(6,427,313)	(191.3)
Volvo AB, Class B	(390,080)	(10,748,032)	(319.9)
(38,591,154)
Switzerland
Bachem Holding AG, Class N	(7,530)	(479,417)	(14.3)
Baloise Holding AG, Class N, Registered Shares	(4,212)	(768,567)	(22.9)
Julius Baer Group Ltd., Class N	(70,317)	(4,940,776)	(147.1)
Sandoz Group AG	(31,641)	(1,514,887)	(45.1)
SIG Group AG	(47,488)	(1,035,641)	(30.8)
Swisscom AG, Class N, Registered Shares	(4,325)	(2,433,846)	(72.4)
VAT Group AG	(13,648)	(5,243,011)	(156.0)
(16,416,145)
United Kingdom
British American Tobacco PLC	(46,414)	(1,841,519)	(54.8)
Hiscox Ltd.	(29,696)	(402,443)	(12.0)
JD Sports Fashion PLC	(2,224,424)	(2,441,081)	(72.6)
Rentokil Initial PLC	(2,603,048)	(12,748,547)	(379.4)
Segro PLC	(1,493,264)	(13,202,799)	(392.9)
Severn Trent PLC	(231,383)	(7,226,393)	(215.1)
(37,862,782)
United States
Alcon AG	(2,993)	(273,123)	(8.1)
Security	Shares	Value	% of Basket Value
United States (continued)
BP PLC	(72,958)	$(377,433)	(11.2)%
Haleon PLC	(787,667)	(3,671,482)	(109.3)
Tenaris SA	(86,543)	(1,635,594)	(48.7)
(5,957,632)
Preferred Stocks
Germany
Bayerische Motoren Werke AG	(65,768)	(4,997,245)	(148.7)
Dr Ing hc F Porsche AG	(153,526)	(9,774,884)	(290.9)
Total Reference Entity — Short		(262,525,268)
Net Value of Reference Entity — BNP Paribas SA		$3,360,070
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination dates 08/18/26 - 08/19/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
Accent Group Ltd.	337,797	$457,717	1.7%
Bega Cheese Ltd.	265,372	949,353	3.5
Challenger Ltd.	510,186	1,981,583	7.3
Charter Hall Social Infrastructure REIT	292,250	466,234	1.7
Data#3 Ltd.	212,851	913,359	3.4
Downer EDI Ltd.	437,911	1,541,243	5.7
Netwealth Group Ltd.	147,381	2,848,968	10.5
NRW Holdings Ltd.	182,185	383,644	1.4
Perenti Ltd.	1,274,919	1,103,199	4.1
Perseus Mining Ltd.	4,028,532	7,029,442	25.8
Ramelius Resources Ltd.	1,615,162	2,433,942	8.9
Vault Minerals Ltd.	1,769,383	419,280	1.5
Ventia Services Group Pty Ltd.	1,071,439	2,518,729	9.3
		23,046,693
Austria
ANDRITZ AG	34,491	1,952,905	7.2
Kontron AG	34,385	699,466	2.6
		2,652,371
Belgium
Barco NV	11,339	112,563	0.4
Canada
ADENTRA, Inc.	20,347	484,122	1.8
Artis Real Estate Investment Trust	216,763	1,140,976	4.2
Centerra Gold, Inc.	394,430	2,466,968	9.1
CES Energy Solutions Corp.	277,475	1,643,830	6.0
Enerflex Ltd.	306,490	2,901,780	10.7
Enghouse Systems Ltd.	35,804	679,693	2.5
First Majestic Silver Corp.	1,121,739	6,390,752	23.5
Innergex Renewable Energy, Inc.	270,377	1,354,350	5.0
North American Construction Group Ltd.	51,105	970,515	3.6
Obsidian Energy Ltd.	93,249	479,927	1.7
Precision Drilling Corp.	7,631	444,991	1.6
Russel Metals, Inc.	170,449	4,769,781	17.5
Sienna Senior Living, Inc.	105,811	1,137,940	4.2
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Canada (continued)
Torex Gold Resources, Inc.	3,707	$78,637	0.3%
Transcontinental, Inc., Class A	178,721	2,247,924	8.3
Wesdome Gold Mines Ltd.	85,779	847,550	3.1
		28,039,736
Finland
Outokumpu OYJ	276,159	883,732	3.2
France
Etablissements Maurel et Prom SA	64,955	415,991	1.5
Guerbet	1	28	0.0
ICADE	42,890	1,008,476	3.7
		1,424,495
Georgia
Bank of Georgia Group PLC	66,014	3,892,002	14.3
TBC Bank Group PLC	50,443	2,088,978	7.7
		5,980,980
Germany
Atoss Software SE	6,632	791,710	2.9
Auto1 Group SE	155,254	3,000,545	11.0
Bilfinger SE	17,432	896,617	3.3
Deutsche Pfandbriefbank AG	27,314	155,018	0.6
Deutz AG	127,749	617,952	2.3
Duerr AG	25,652	631,833	2.3
Grand City Properties SA	44,092	509,130	1.9
Hensoldt AG	8,813	354,344	1.3
HOCHTIEF AG	1,577	228,245	0.8
Salzgitter AG	9,210	169,997	0.6
		7,355,391
Ireland
Cairn Homes PLC	963,331	2,293,531	8.4
Cimpress PLC	15,459	1,027,714	3.8
		3,321,245
Italy
Anima Holding SpA	88,663	608,363	2.2
Banca IFIS SpA	31,937	700,768	2.6
Credito Emiliano SpA	7,521	88,296	0.3
De’ Longhi SpA	24,363	856,565	3.2
Hera SpA	920,902	3,367,604	12.4
Iren SpA	493,071	1,067,087	3.9
Maire SpA	162,765	1,602,629	5.9
PRADA SpA	506,900	4,064,092	14.9
Sesa SpA	7,774	548,659	2.0
Webuild SpA	487,181	1,483,735	5.5
		14,387,798
Japan
77 Bank Ltd.	93,100	2,856,468	10.5
Aisan Industry Co. Ltd.	27,300	335,452	1.2
Alfresa Holdings Corp.	129,600	1,774,090	6.5
Amano Corp.	30,900	808,271	3.0
Artience Co. Ltd.	122,300	2,433,018	8.9
Bic Camera, Inc.	246,100	2,648,682	9.7
Bunka Shutter Co. Ltd.	69,200	832,276	3.1
Coca-Cola Bottlers Japan Holdings, Inc.	51,600	802,857	3.0
Create SD Holdings Co. Ltd.	33,800	616,196	2.3
DIC Corp.	245,800	5,324,605	19.6
Doutor Nichires Holdings Co. Ltd.	72,300	1,099,432	4.0
EDION Corp.	170,200	2,009,570	7.4
Security	Shares	Value	% of Basket Value
Japan (continued)
Elecom Co. Ltd.	56,500	$543,269	2.0%
FCC Co. Ltd.	84,600	1,688,906	6.2
Fujimi, Inc.	10,800	151,947	0.6
Glory Ltd.	83,600	1,421,083	5.2
Hanwa Co. Ltd.	14,900	460,281	1.7
Heiwado Co. Ltd.	44,000	666,844	2.5
Hiday Hidaka Corp.	37,000	708,514	2.6
Hokkaido Electric Power Co., Inc.	62,500	318,177	1.2
Ichigo Office REIT Investment Corp.	1,455	777,211	2.9
Ichigo, Inc.	288,000	658,074	2.4
Inaba Denki Sangyo Co. Ltd.	20,800	495,414	1.8
Ishihara Sangyo Kaisha Ltd.	48,300	498,219	1.8
Kissei Pharmaceutical Co. Ltd.	35,900	914,230	3.4
Kumagai Gumi Co. Ltd.	98,200	2,429,832	8.9
Kyoritsu Maintenance Co. Ltd.	91,800	1,816,512	6.7
Maxell Ltd.	43,700	563,067	2.1
Meidensha Corp.	12,100	309,281	1.1
METAWATER Co. Ltd.	49,000	582,528	2.1
Milbon Co. Ltd.	107,900	2,217,853	8.2
Mitsubishi Shokuhin Co. Ltd.	37,600	1,205,287	4.4
Mitsui Mining & Smelting Co. Ltd.	248,100	7,314,695	26.9
MIXI, Inc.	37,200	771,380	2.8
Modec, Inc.	101,000	2,076,216	7.6
Morinaga & Co. Ltd.	200,700	3,459,487	12.7
Nippon Kayaku Co. Ltd.	208,700	1,708,028	6.3
Nissha Co. Ltd.	6,900	72,054	0.3
Nisshin Oillio Group Ltd.	21,100	677,027	2.5
Nisshinbo Holdings, Inc.	430,900	2,465,204	9.1
Nomura Co. Ltd.	125,000	736,166	2.7
North Pacific Bank Ltd.	476,600	1,610,832	5.9
NSD Co. Ltd.	3,100	65,453	0.2
NTN Corp.	776,600	1,243,947	4.6
Okamura Corp.	58,600	749,142	2.8
Oki Electric Industry Co. Ltd.	216,200	1,351,753	5.0
Onward Holdings Co. Ltd.	351,800	1,408,887	5.2
Open Up Group, Inc.	7,300	88,683	0.3
Optorun Co. Ltd.	5,800	67,554	0.2
Pigeon Corp.	537,300	5,091,745	18.7
Prima Meat Packers Ltd.	86,800	1,226,199	4.5
Raito Kogyo Co. Ltd.	61,400	866,747	3.2
Sanki Engineering Co. Ltd.	23,300	469,108	1.7
Shibaura Mechatronics Corp.	95,200	4,982,958	18.3
Shikoku Electric Power Co., Inc.	606,100	4,644,877	17.1
Sumitomo Mitsui Construction Co. Ltd.	286,400	768,213	2.8
Suzuken Co. Ltd.	154,700	4,828,703	17.8
Systena Corp.	780,400	1,784,234	6.6
Taikisha Ltd.	14,200	427,400	1.6
Tamron Co. Ltd.	51,700	1,512,426	5.6
TOKAI Holdings Corp.	158,400	964,102	3.5
Tokai Rika Co. Ltd.	73,100	1,073,909	3.9
Tokai Tokyo Financial Holdings, Inc.	73,300	239,252	0.9
Tosei Corp.	68,900	1,059,258	3.9
Toshiba TEC Corp.	24,800	543,872	2.0
Towa Pharmaceutical Co. Ltd.	56,700	1,097,707	4.0
Toyo Tanso Co. Ltd.	23,100	590,831	2.2
Toyoda Gosei Co. Ltd.	211,700	3,783,535	13.9
Tsubakimoto Chain Co.	26,700	328,061	1.2
Ushio, Inc.	23,000	308,371	1.1
Wacom Co. Ltd.	173,900	748,363	2.8
YAMABIKO Corp.	6,500	114,419	0.4

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Yamazen Corp.	45,200	$389,287	1.4%
Yaoko Co. Ltd.	15,600	912,338	3.4
Yokogawa Bridge Holdings Corp.	24,700	429,017	1.6
		105,018,886
Netherlands
Koninklijke BAM Groep NV	126,537	555,510	2.0
Topicus.com, Inc.	2,250	211,152	0.8
		766,662
New Zealand
Spark New Zealand Ltd.	728,944	1,196,690	4.4
Norway
Aker Solutions ASA	157,808	448,075	1.6
Elkem ASA	188,131	370,986	1.4
Hoegh Autoliners ASA	22,636	205,355	0.8
Odfjell Drilling Ltd.	206,005	1,128,626	4.1
Wallenius Wilhelmsen ASA	59,007	476,750	1.8
		2,629,792
Philippines
TaskUS, Inc., Class A	47,165	775,864	2.9
Portugal
Mota-Engil SGPS SA	525,107	1,559,952	5.7
Singapore
Grindr, Inc.	402,814	7,186,202	26.4
iFAST Corp. Ltd.	361,300	1,981,856	7.3
IGG, Inc.	422,000	219,713	0.8
Sheng Siong Group Ltd.	681,000	815,625	3.0
		10,203,396
Spain
Indra Sistemas SA	130,798	2,506,899	9.2
Inmobiliaria Colonial Socimi SA	68,122	384,395	1.4
Merlin Properties Socimi SA	8,184	94,314	0.4
		2,985,608
Sweden
Ambea AB	26,533	222,437	0.8
Yubico AB	3,418	79,468	0.3
		301,905
Switzerland
DKSH Holding AG	79,932	6,283,976	23.1
International Workplace Group PLC	483,219	1,026,446	3.8
Sportradar Group AG, Class A	124,014	2,601,814	9.6
		9,912,236
United Kingdom
Balfour Beatty PLC	609,086	3,513,216	12.9
Bytes Technology Group PLC	415,527	2,381,309	8.8
Chemring Group PLC	672,567	2,646,564	9.7
Cranswick PLC	83,573	5,222,555	19.2
Firstgroup PLC	511,688	1,034,774	3.8
Hunting PLC	179,853	771,644	2.8
J D Wetherspoon PLC	92,955	720,343	2.7
Just Group PLC	1,321,428	2,706,699	10.0
Mitchells & Butlers PLC	80,261	229,563	0.9
Mitie Group PLC	1,050,982	1,504,974	5.5
Morgan Sindall Group PLC	27,412	1,245,952	4.6
Paragon Banking Group PLC	294,756	2,936,534	10.8
Security	Shares	Value	% of Basket Value
United Kingdom (continued)
QinetiQ Group PLC	366,379	$1,681,938	6.2%
Rotork PLC	65,079	280,685	1.0
TP ICAP Group PLC	420,738	1,421,558	5.2
		28,298,308
United States
1-800-Flowers.com, Inc., Class A	46,433	372,857	1.4
Acadian Asset Management, Inc.	2,287	56,992	0.2
Accel Entertainment, Inc., Class A	28,933	326,075	1.2
Adient PLC	89,820	1,565,563	5.8
Alexander & Baldwin, Inc.	4,345	77,558	0.3
Allient, Inc.	9,260	233,445	0.9
Ambarella, Inc.	52,923	4,060,253	14.9
American Assets Trust, Inc.	13,423	325,910	1.2
Apogee Enterprises, Inc.	21,652	1,104,685	4.1
Archrock, Inc.	417,132	11,717,238	43.1
ASGN, Inc.	73,012	6,440,389	23.7
Axogen, Inc.	19,690	358,555	1.3
Banc of California, Inc.	777,990	12,463,400	45.8
Bandwidth, Inc., Class A	53,597	952,419	3.5
Beazer Homes USA, Inc.	59,700	1,322,952	4.9
Benchmark Electronics, Inc.	205,801	8,779,471	32.3
BlueLinx Holdings, Inc.	14,493	1,562,056	5.7
Brookdale Senior Living, Inc.	152,254	704,936	2.6
Camping World Holdings, Inc., Class A	6,090	140,618	0.5
Castle Biosciences, Inc.	37,182	1,051,135	3.9
Cinemark Holdings, Inc.	278,606	7,976,490	29.3
CNA Financial Corp.	151,856	7,450,055	27.4
Coeur Mining, Inc.	453,263	2,991,536	11.0
ConnectOne Bancorp, Inc.	22,006	557,632	2.0
Constellium SE	42,747	424,478	1.6
CoreCivic, Inc.	108,293	2,215,675	8.1
CSG Systems International, Inc.	67,670	3,978,319	14.6
Delek US Holdings, Inc.	228,448	4,080,081	15.0
Deluxe Corp.	19,590	454,292	1.7
Dime Community Bancshares, Inc.	16,363	511,016	1.9
DNOW, Inc.	289,689	4,310,572	15.8
DXP Enterprises, Inc.	44,913	4,549,238	16.7
Eagle Bancorp, Inc.	13,563	355,486	1.3
El Pollo Loco Holdings, Inc.	14,232	168,934	0.6
Enact Holdings, Inc.	33,481	1,130,988	4.2
Enova International, Inc.	95,172	10,689,719	39.3
EZCORP, Inc., Class A	137,334	1,649,381	6.1
First Bancshares, Inc.	2,190	83,986	0.3
First Financial Bankshares, Inc.	23,024	857,874	3.2
Flushing Financial Corp.	58,382	814,429	3.0
Forestar Group, Inc.	15,915	379,732	1.4
Franklin Covey Co.	13,802	523,234	1.9
Fulgent Genetics, Inc.	11,324	188,431	0.7
G-III Apparel Group Ltd.	62,804	1,960,741	7.2
Global Industrial Co.	12,992	321,032	1.2
Graham Holdings Co, Class B	556	516,424	1.9
Greenbrier Cos, Inc.	222,266	14,727,345	54.2
Hackett Group, Inc.	25,177	777,466	2.9
Harmony Biosciences Holdings, Inc.	214,018	8,297,478	30.5
Haverty Furniture Cos, Inc.	106,309	2,384,511	8.8
Health Catalyst, Inc.	71,841	404,465	1.5
Healthcare Services Group, Inc.	45,845	508,421	1.9
HealthStream, Inc.	42,779	1,396,734	5.1
Hilltop Holdings, Inc.	230,763	6,964,427	25.6
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Horizon Bancorp, Inc.	79,579	$1,336,131	4.9%
Independent Bank Corp.	28,340	1,031,576	3.8
Innoviva, Inc.	44,947	837,812	3.1
iRadimed Corp.	6,580	389,602	1.4
Ladder Capital Corp., Class A	24,218	271,484	1.0
LivaNova PLC	206,802	10,329,760	38.0
MaxLinear, Inc.	28,551	509,921	1.9
Mercantile Bank Corp.	11,064	540,034	2.0
Methode Electronics, Inc.	64,909	734,770	2.7
Midland States Bancorp, Inc.	15,814	304,578	1.1
MiNK Therapeutics, Inc.	7	64	0.0
Mueller Water Products, Inc., Class A	467,723	10,757,629	39.6
National Vision Holdings, Inc.	269,049	3,067,159	11.3
NetScout Systems, Inc.	48,678	1,160,484	4.3
NMI Holdings, Inc., Class A	22,824	881,463	3.2
ONE Gas, Inc.	979	69,157	0.3
OneSpan, Inc.	201,367	3,874,301	14.2
Palomar Holdings, Inc.	20,801	2,243,804	8.2
PBF Energy, Inc., Class A	613,182	17,941,705	66.0
Pennant Group, Inc.	7,818	206,942	0.8
Playtika Holding Corp.	19,769	141,744	0.5
PRA Group, Inc.	61,061	1,350,059	5.0
REX American Resources Corp.	21,452	894,977	3.3
RLJ Lodging Trust	481,522	4,694,839	17.3
Signify NV	348,084	7,513,978	27.6
Spectrum Brands Holdings, Inc.	159,105	13,453,919	49.5
Summit Hotel Properties, Inc.	272,643	1,829,435	6.7
Surgery Partners, Inc.	146,508	3,734,489	13.7
Synaptics, Inc.	239,965	20,373,028	74.9
Texas Capital Bancshares, Inc.	77,320	6,104,414	22.4
Trinity Industries, Inc.	181,994	6,884,833	25.3
Turning Point Brands, Inc.	48,764	3,108,217	11.4
Tutor Perini Corp.	173,161	4,171,448	15.3
Univest Financial Corp.	17,937	545,105	2.0
Verint Systems, Inc.	121,495	3,083,543	11.3
Washington Trust Bancorp, Inc.	37,888	1,241,590	4.6
Willdan Group, Inc.	75,187	2,657,485	9.8
Wolverine World Wide, Inc.	176,603	3,943,545	14.5
Yext, Inc.	63,087	415,112	1.5
Zumiez, Inc.	17,525	279,699	1.0
		291,126,964
Total Reference Entity — Long		541,981,267
Reference Entity — Short
Common Stocks
Australia
Alpha HPA Ltd.	(353,995)	(210,725)	(0.8)
Amotiv Ltd.	(86,653)	(576,744)	(2.1)
Bellevue Gold Ltd.	(80,634)	(61,423)	(0.2)
Boss Energy Ltd.	(111,854)	(225,180)	(0.8)
Coronado Global Resources, Inc., CDI	(2,280,015)	(920,163)	(3.4)
Kelsian Group Ltd.	(110,127)	(258,328)	(1.0)
Leo Lithium Ltd.	(33,787)	(4,896)	(0.0)
PEXA Group Ltd.	(54,112)	(437,624)	(1.6)
Sigma Healthcare Ltd.	(969,583)	(1,713,870)	(6.3)
Silex Systems Ltd.	(86,052)	(326,265)	(1.2)
Security	Shares	Value	% of Basket Value
Australia (continued)
Stanmore Resources Ltd.	(660,559)	$(1,064,973)	(3.9)%
Strike Energy Ltd.	(2,088,212)	(301,539)	(1.1)
(6,101,730)
Austria
Wienerberger AG	(54,009)	(1,576,632)	(5.8)
Belgium
Azelis Group NV	(47,757)	(978,344)	(3.6)
Bekaert SA	(1,891)	(66,014)	(0.3)
Biocartis Group NV	(30)	—	0.0
Cofinimmo SA	(69,724)	(3,930,939)	(14.5)
Melexis NV	(33,093)	(1,994,542)	(7.3)
Xior Student Housing NV	(44,428)	(1,418,711)	(5.2)
(8,388,550)
Bermuda
Conduit Holdings Ltd.	(18,152)	(102,161)	(0.4)
Bosnia-Herzegovina
Adriatic Metals PLC, CDI	(48,454)	(123,288)	(0.5)
Brazil
ERO Copper Corp.	(135,975)	(1,820,672)	(6.7)
Pluxee NV	(3,271)	(75,965)	(0.3)
(1,896,637)
Canada
Algoma Steel Group, Inc.	(20,076)	(163,553)	(0.6)
Altus Group Ltd.	(47,379)	(1,934,801)	(7.1)
Definity Financial Corp.	(48,049)	(1,889,428)	(6.9)
Docebo, Inc.	(28,466)	(1,190,857)	(4.4)
Encore Energy Corp.	(14,487)	(47,647)	(0.2)
Endeavour Silver Corp.	(542,640)	(2,139,421)	(7.9)
EQB, Inc.	(2,782)	(207,422)	(0.8)
Kinaxis, Inc.	(25,396)	(2,923,943)	(10.7)
Laurentian Bank of Canada	(47,300)	(911,274)	(3.3)
Martinrea International, Inc.	(62,847)	(380,105)	(1.4)
Minto Apartment Real Estate Investment Trust	(33,310)	(302,537)	(1.1)
North West Co., Inc.	(71,261)	(2,277,057)	(8.4)
Novagold Resources, Inc.	(350,062)	(1,093,530)	(4.0)
Sandstorm Gold Ltd.	(227,509)	(1,327,468)	(4.9)
Skeena Resources Ltd.	(204,723)	(2,008,704)	(7.4)
Spin Master Corp.	(34,354)	(727,335)	(2.7)
SSR Mining, Inc.	(67,081)	(537,257)	(2.0)
Stella-Jones, Inc.	(126,565)	(6,107,272)	(22.4)
StorageVault Canada, Inc.	(193,482)	(485,918)	(1.8)
Trisura Group Ltd.	(21,235)	(484,065)	(1.8)
Well Health Technologies Corp.	(14,291)	(58,311)	(0.2)
Westshore Terminals Investment Corp.	(78,757)	(1,266,962)	(4.7)
Winpak Ltd.	(1,562)	(46,473)	(0.2)
(28,511,340)
China
AustAsia Group Ltd.	(1,000)	(140)	(0.0)
indie Semiconductor, Inc.	(85,018)	(348,574)	(1.3)
(348,714)
Denmark
Dfds A/S	(48,625)	(722,712)	(2.7)
NKT A/S, Class B	(7,509)	(501,977)	(1.8)

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Denmark (continued)
Spar Nord Bank A/S	(79,104)	$(2,287,355)	(8.4)%
Svitzer Group A/S	(10,725)	(315,567)	(1.2)
(3,827,611)
Faeroe Islands
Bakkafrost P/F	(42,868)	(2,448,529)	(9.0)
Finland
Cargotec Oyj, Class B	(41,180)	(2,047,770)	(7.5)
Mandatum Oyj	(383,895)	(1,897,677)	(7.0)
TietoEVRY Oyj	(85,064)	(1,639,846)	(6.0)
(5,585,293)
France
Alten SA	(9,325)	(857,756)	(3.2)
Forvia SE	(179,704)	(1,886,060)	(6.9)
Nexity SA	(58,867)	(788,524)	(2.9)
Remy Cointreau SA	(45,754)	(2,622,429)	(9.7)
Rubis SCA	(125,834)	(3,288,824)	(12.1)
Sopra Steria Group	(3,539)	(657,943)	(2.4)
Verallia SA	(134,150)	(4,129,144)	(15.2)
Worldline SA/France	(1,260,484)	(11,154,469)	(41.0)
(25,385,149)
Germany
Eckert & Ziegler SE	(2,508)	(141,655)	(0.5)
Fielmann Group AG	(29,028)	(1,318,334)	(4.9)
Freenet AG, Class N	(21,316)	(657,650)	(2.4)
K&S AG, Class N, Registered Shares	(155,047)	(2,157,747)	(7.9)
Sixt SE	(6,325)	(513,651)	(1.9)
SMA Solar Technology AG	(7,317)	(102,302)	(0.4)
Suedzucker AG	(49,097)	(540,402)	(2.0)
Thyssenkrupp Nucera AG & Co. KGaa	(9,660)	(88,979)	(0.3)
(5,520,720)
Ghana
Tullow Oil PLC	(2,073,299)	(462,723)	(1.7)
Indonesia
Nickel Industries Ltd.	(429,921)	(200,455)	(0.7)
Ireland
C&C Group PLC	(415,518)	(751,163)	(2.8)
Dalata Hotel Group PLC	(117,629)	(577,804)	(2.1)
(1,328,967)
Israel
Big Shopping Centers Ltd.	(812)	(126,844)	(0.5)
Israel Corp. Ltd.	(6,278)	(1,841,349)	(6.8)
OPC Energy Ltd.	(11,118)	(95,491)	(0.3)
(2,063,684)
Italy
ERG SpA	(47,115)	(954,845)	(3.5)
Interpump Group SpA	(173,585)	(8,189,203)	(30.1)
Piaggio & C SpA	(144,921)	(323,516)	(1.2)
Technoprobe SpA	(70,511)	(444,090)	(1.7)
(9,911,654)
Japan
Aiful Corp.	(180,600)	(393,113)	(1.5)
Aozora Bank Ltd.	(111,400)	(1,719,420)	(6.3)
ARCLANDS Corp.	(68,700)	(760,855)	(2.8)
Ariake Japan Co. Ltd.	(5,400)	(180,802)	(0.7)
ASAHI YUKIZAI Corp.	(5,700)	(159,061)	(0.6)
Security	Shares	Value	% of Basket Value
Japan (continued)
C Uyemura & Co. Ltd.	(7,800)	$(517,059)	(1.9)%
Daiei Kankyo Co. Ltd.	(34,500)	(629,352)	(2.3)
Enplas Corp.	(10,500)	(361,281)	(1.3)
First Bank of Toyama Ltd.	(60,300)	(417,647)	(1.5)
FP Partner, Inc.	(14,300)	(202,172)	(0.7)
Fujita Kanko, Inc.	(5,600)	(357,749)	(1.3)
Fukuyama Transporting Co. Ltd.	(15,400)	(364,805)	(1.3)
Future Corp.	(10,100)	(118,146)	(0.4)
Godo Steel Ltd.	(20,200)	(521,586)	(1.9)
Hirata Corp.	(5,800)	(202,753)	(0.8)
HIS Co. Ltd.	(227,800)	(2,243,036)	(8.3)
Hokuetsu Corp.	(15,900)	(149,671)	(0.6)
Idec Corp.	(19,600)	(322,117)	(1.2)
Iino Kaiun Kaisha Ltd.	(24,600)	(177,490)	(0.7)
Insource Co. Ltd.	(10,400)	(71,123)	(0.3)
Invincible Investment Corp.	(686)	(299,132)	(1.1)
Japan Investment Adviser Co. Ltd.	(6,900)	(55,965)	(0.2)
Kanto Denka Kogyo Co. Ltd.	(13,800)	(84,782)	(0.3)
KeePer Technical Laboratory Co. Ltd.	(3,200)	(91,816)	(0.3)
Keihan Holdings Co. Ltd.	(9,600)	(206,745)	(0.8)
KH Neochem Co. Ltd.	(12,800)	(172,973)	(0.6)
Kiyo Bank Ltd.	(35,300)	(525,314)	(1.9)
Komeri Co. Ltd.	(23,300)	(456,225)	(1.7)
Kosaido Holdings Co. Ltd.	(62,300)	(213,401)	(0.8)
Mars Group Holdings Corp.	(6,800)	(138,798)	(0.5)
Mitsuboshi Belting Ltd.	(7,900)	(200,021)	(0.7)
Mitsui E&S Co. Ltd.	(271,100)	(2,746,400)	(10.1)
Mitsui Fudosan Logistics Park, Inc.	(821)	(539,990)	(2.0)
Nankai Electric Railway Co. Ltd.	(23,400)	(387,508)	(1.4)
Nikkon Holdings Co. Ltd.	(45,100)	(656,315)	(2.4)
Nippon Accommodations Fund, Inc.	(40)	(150,430)	(0.6)
Nippon Carbon Co. Ltd.	(7,900)	(218,991)	(0.8)
Nojima Corp.	(56,700)	(852,239)	(3.1)
Nomura Micro Science Co. Ltd.	(39,600)	(658,223)	(2.4)
PILLAR Corp.	(3,200)	(87,253)	(0.3)
Piolax, Inc.	(35,300)	(531,478)	(2.0)
Riken Keiki Co. Ltd.	(20,400)	(408,576)	(1.5)
Roland Corp.	(15,200)	(387,073)	(1.4)
Sanyo Denki Co. Ltd.	(200)	(12,092)	(0.1)
Seikitokyu Kogyo Co. Ltd.	(17,100)	(169,964)	(0.6)
SOSiLA Logistics REIT, Inc.	(1,335)	(951,031)	(3.5)
Star Micronics Co. Ltd.	(24,100)	(302,912)	(1.1)
Takara Holdings, Inc.	(3,000)	(26,387)	(0.1)
Toho Bank Ltd.	(314,800)	(627,895)	(2.3)
TRE Holdings Corp.	(54,400)	(547,129)	(2.0)
Yamae Group Holdings Co. Ltd.	(4,100)	(53,253)	(0.2)
Yamato Kogyo Co. Ltd.	(5,600)	(277,120)	(1.0)
(22,906,669)
Luxembourg
RTL Group SA	(50,226)	(1,534,806)	(5.6)
Netherlands
Aalberts NV	(74,791)	(2,639,892)	(9.7)
AMG Critical Materials NV	(72,137)	(1,046,808)	(3.9)
Basic-Fit NV	(6,173)	(156,131)	(0.6)
Flow Traders Ltd.	(84,546)	(2,124,385)	(7.8)
SIF Holding NV	(9)	(114)	(0.0)
TKH Group NV	(26,205)	(964,769)	(3.5)
(6,932,099)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
New Zealand
Mainfreight Ltd.	(30,028)	$(1,219,701)	(4.5)%
Norway
Leroy Seafood Group ASA	(116,187)	(576,382)	(2.1)
MPC Container Ships ASA	(224,432)	(364,843)	(1.4)
NEL ASA	(2,901,463)	(604,681)	(2.2)
Norwegian Air Shuttle ASA	(465,251)	(444,386)	(1.6)
(1,990,292)
Philippines
TELUS International CDA, Inc.	(28,992)	(111,711)	(0.4)
Spain
Befesa SA	(50,414)	(1,093,210)	(4.0)
Solaria Energia y Medio Ambiente SA	(169,970)	(1,329,885)	(4.9)
Vidrala SA	(10,370)	(1,061,843)	(3.9)
Viscofan SA	(6,916)	(438,372)	(1.6)
(3,923,310)
Sweden
AcadeMedia AB	(24)	(148)	(0.0)
Cibus Nordic Real Estate AB	(44,990)	(729,534)	(2.7)
Dometic Group AB	(115,707)	(585,943)	(2.2)
Hufvudstaden AB, Class A	(72,531)	(807,472)	(3.0)
Paradox Interactive AB	(11,522)	(225,498)	(0.8)
Truecaller AB, Class B	(125,295)	(744,971)	(2.7)
Vimian Group AB	(133,402)	(490,920)	(1.8)
Vitec Software Group AB, Class B	(9,552)	(503,970)	(1.8)
(4,088,456)
Switzerland
Allreal Holding AG, Class N, Registered Shares	(23,327)	(4,367,329)	(16.1)
Aryzta AG	(1,729,798)	(3,420,407)	(12.6)
Autoneum Holding AG, Class N	(2)	(280)	(0.0)
Cembra Money Bank AG	(30,526)	(3,007,850)	(11.1)
Daetwyler Holding AG	(2,555)	(389,387)	(1.4)
Garrett Motion, Inc.	(80,961)	(775,606)	(2.8)
Interroll Holding AG, Class N, Registered Shares	(637)	(1,493,920)	(5.5)
Mobimo Holding AG, Registered Shares	(7,592)	(2,521,636)	(9.3)
SFS Group AG	(21,187)	(2,662,050)	(9.8)
Siegfried Holding AG, Class N, Registered Shares	(973)	(1,092,876)	(4.0)
St Galler Kantonalbank AG, Class N, Registered Shares	(1,565)	(774,385)	(2.8)
(20,505,726)
Thailand
BKV Corp.	(3,353)	(82,148)	(0.3)
United Arab Emirates
Finablr PLC	(44,203)	(1)	(0.0)
United Kingdom
Aston Martin Lagonda Global Holdings PLC	(585,060)	(758,321)	(2.8)
Auction Technology Group PLC	(127,090)	(973,837)	(3.6)
Crest Nicholson Holdings plc	(691,759)	(1,542,165)	(5.7)
Dr Martens PLC	(1,975,049)	(1,774,201)	(6.5)
Elementis PLC	(530,371)	(1,037,703)	(3.8)
Great Portland Estates PLC	(254,861)	(911,666)	(3.4)
Hays PLC	(3,575,756)	(3,376,954)	(12.4)
Home Reit PLC	(350,343)	(90,909)	(0.3)
Ibstock PLC	(213,169)	(444,038)	(1.6)
Nomad Foods Ltd.	(103,678)	(1,851,689)	(6.8)
Security	Shares	Value	% of Basket Value
United Kingdom (continued)
Pagegroup PLC	(485,277)	$(1,961,637)	(7.2)%
Playtech Plc	(400,780)	(3,652,413)	(13.4)
Senior PLC	(233,595)	(478,476)	(1.8)
SigmaRoc PLC	(294,490)	(265,460)	(1.0)
Victrex PLC	(557)	(6,851)	(0.0)
(19,126,320)
United States
ACV Auctions, Inc., Class B	(18,011)	(381,113)	(1.4)
Adeia, Inc.	(85,136)	(1,093,998)	(4.0)
Amerant Bancorp, Inc., Class A	(40,289)	(934,705)	(3.4)
American Coastal Insurance Corp.	(1,718)	(20,942)	(0.1)
American Eagle Outfitters, Inc.	(50,938)	(822,139)	(3.0)
Apollo Commercial Real Estate Finance, Inc.	(145,479)	(1,288,944)	(4.7)
Applied Digital Corp.	(55,737)	(396,847)	(1.5)
Arlo Technologies, Inc.	(110,073)	(1,288,955)	(4.7)
Artivion, Inc.	(41,115)	(1,272,920)	(4.7)
Atlas Energy Solutions, Inc.	(96,753)	(2,221,449)	(8.2)
Avadel Pharmaceuticals PLC, ADR	(54,638)	(431,640)	(1.6)
Baldwin Insurance Group, Inc., Class A	(70,713)	(2,895,697)	(10.7)
Bancorp, Inc.	(224,693)	(13,719,755)	(50.5)
BJ’s Restaurants, Inc.	(108,394)	(3,922,779)	(14.4)
Boston Omaha Corp., Class A	(27,651)	(402,046)	(1.5)
Cadre Holdings, Inc.	(66,096)	(2,548,001)	(9.4)
California Resources Corp.	(16,417)	(807,716)	(3.0)
Cass Information Systems, Inc.	(15,598)	(642,482)	(2.4)
CECO Environmental Corp.	(81,703)	(2,313,829)	(8.5)
Centrus Energy Corp., Class A	(12,186)	(1,002,908)	(3.7)
Centuri Holdings, Inc.	(28,305)	(630,635)	(2.3)
Ceribell, Inc.	(3,043)	(70,019)	(0.3)
Chesapeake Utilities Corp.	(58,954)	(7,207,127)	(26.5)
Chimera Investment Corp.	(64,032)	(953,436)	(3.5)
Clearfield, Inc.	(9,280)	(338,627)	(1.2)
Climb Global Solutions, Inc.	(1,361)	(172,480)	(0.6)
Collegium Pharmaceutical, Inc.	(49,631)	(1,594,148)	(5.9)
Columbia Financial, Inc.	(23,419)	(346,367)	(1.3)
Community Financial System, Inc.	(78,226)	(5,126,150)	(18.9)
Conduent, Inc.	(76,533)	(303,071)	(1.1)
Core Laboratories, Inc.	(175,888)	(2,984,819)	(11.0)
Crane NXT Co.	(23,276)	(1,488,966)	(5.5)
Cytek Biosciences, Inc.	(68,078)	(350,602)	(1.3)
Daktronics, Inc.	(27,135)	(445,285)	(1.6)
Dine Brands Global, Inc.	(257,214)	(7,814,161)	(28.7)
Distribution Solutions Group, Inc.	(12,303)	(396,772)	(1.5)
Easterly Government Properties, Inc.	(163,316)	(1,855,270)	(6.8)
Ecovyst, Inc.	(358,421)	(2,781,347)	(10.2)
Embecta Corp.	(78,927)	(1,415,161)	(5.2)
Energy Fuels, Inc.	(443,667)	(2,341,436)	(8.6)
ESCO Technologies, Inc.	(31,648)	(4,200,956)	(15.4)
Excelerate Energy, Inc., Class A	(14,190)	(423,855)	(1.6)
F&G Annuities & Life, Inc.	(18,652)	(856,313)	(3.2)
Farmland Partners, Inc.	(67,199)	(784,212)	(2.9)
First Advantage Corp.	(290,574)	(5,486,037)	(20.2)
First Bancorp/Southern Pines NC	(39,284)	(1,733,603)	(6.4)
First Commonwealth Financial Corp.	(75,383)	(1,257,388)	(4.6)
First Community Bankshares, Inc.	(9,827)	(426,197)	(1.6)
Global Medical REIT, Inc.	(62,252)	(488,056)	(1.8)
Goosehead Insurance, Inc., Class A	(17,949)	(1,923,594)	(7.1)
Gulfport Energy Corp.	(7,035)	(1,255,818)	(4.6)
Hawkins, Inc.	(4,112)	(439,614)	(1.6)
Helios Technologies, Inc.	(110,139)	(4,913,301)	(18.1)

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Herbalife Ltd.	(311,236)	$(1,699,349)	(6.3)%
Ingles Markets, Inc., Class A	(73,650)	(4,877,103)	(17.9)
Innodata, Inc.	(11,024)	(408,770)	(1.5)
Innovative Industrial Properties, Inc.	(38,924)	(2,790,072)	(10.3)
Innovex International, Inc.	(17,999)	(280,424)	(1.0)
Integra LifeSciences Holdings Corp.	(118,226)	(3,085,699)	(11.3)
iRhythm Technologies, Inc.	(7,248)	(788,945)	(2.9)
John Wiley & Sons, Inc., Class A	(22,070)	(903,325)	(3.3)
JTOWER, Inc.	(5,200)	(120,700)	(0.4)
Kohl’s Corp.	(19,435)	(256,736)	(0.9)
Kratos Defense & Security Solutions, Inc.	(227,460)	(7,590,340)	(27.9)
Krispy Kreme, Inc.	(379,823)	(3,444,995)	(12.7)
Laureate Education, Inc., Class A	(71,126)	(1,331,479)	(4.9)
Leonardo DRS, Inc.	(26,412)	(928,382)	(3.4)
Limbach Holdings, Inc.	(11,744)	(1,086,085)	(4.0)
Live Oak Bancshares, Inc.	(37,271)	(1,322,748)	(4.9)
LTC Properties, Inc.	(23,836)	(819,958)	(3.0)
Madison Square Garden Entertainment Corp., Class A	(23,500)	(853,990)	(3.1)
Maravai LifeSciences Holdings, Inc., Class A	(85,899)	(423,482)	(1.6)
Marqeta, Inc., Class A	(205,883)	(792,650)	(2.9)
Matthews International Corp., Class A	(30,400)	(850,896)	(3.1)
MaxCyte, Inc.	(3,944)	(17,787)	(0.1)
Mercury Systems, Inc.	(64,675)	(2,696,301)	(9.9)
Metallus, Inc.	(48,463)	(724,037)	(2.7)
MGE Energy, Inc.	(68,867)	(6,187,700)	(22.8)
Middlesex Water Co.	(14,391)	(728,760)	(2.7)
Moneylion, Inc.	(26,694)	(2,321,844)	(8.5)
MSC Industrial Direct Co., Inc., Class A	(29,180)	(2,346,364)	(8.6)
MYR Group, Inc.	(9,365)	(1,325,803)	(4.9)
Navient Corp.	(284,402)	(3,887,775)	(14.3)
NB Bancorp, Inc.	(211,092)	(4,044,523)	(14.9)
NBT Bancorp, Inc.	(22,991)	(1,095,061)	(4.0)
Nelnet, Inc., Class A	(33,921)	(3,737,077)	(13.7)
NextDecade Corp.	(32,185)	(272,929)	(1.0)
NextNav, Inc.	(42,374)	(526,709)	(1.9)
nLight, Inc.	(44,514)	(497,221)	(1.8)
Northern Oil & Gas, Inc.	(55,500)	(1,995,225)	(7.3)
Open Lending Corp.	(192,562)	(1,165,000)	(4.3)
Orchid Island Capital, Inc.	(65,752)	(549,029)	(2.0)
Ormat Technologies, Inc.	(151,040)	(9,689,216)	(35.6)
OSI Systems, Inc.	(10,948)	(2,150,625)	(7.9)
Outfront Media, Inc.	(1,262)	(23,221)	(0.1)
Papa John’s International, Inc.	(192,832)	(7,630,362)	(28.1)
Patrick Industries, Inc.	(32,108)	(3,118,971)	(11.5)
Paycor HCM, Inc.	(32,983)	(729,914)	(2.7)
PennyMac Financial Services, Inc., Class A	(10,043)	(1,051,402)	(3.9)
Phathom Pharmaceuticals, Inc.	(19,468)	(116,613)	(0.4)
Phillips Edison & Co., Inc.	(288,283)	(10,473,321)	(38.5)
Phinia, Inc.	(85,916)	(4,372,265)	(16.1)
Pitney Bowes, Inc.	(196,796)	(1,753,452)	(6.4)
Portillo’s, Inc., Class A	(16,750)	(232,993)	(0.9)
PotlatchDeltic Corp.	(58,212)	(2,603,823)	(9.6)
Premier Financial Corp.	(26,749)	(744,425)	(2.7)
Premier, Inc., Class A	(142,140)	(3,220,892)	(11.8)
RCI Hospitality Holdings, Inc.	(20,172)	(1,120,353)	(4.1)
Ready Capital Corp.	(148,181)	(985,404)	(3.6)
Reynolds Consumer Products, Inc.	(157,499)	(4,348,547)	(16.0)
Rogers Corp.	(24,364)	(2,267,070)	(8.3)
Sable Offshore Corp., Class A	(3,092)	(77,084)	(0.3)
Safety Insurance Group, Inc.	(7,964)	(629,236)	(2.3)
Security	Shares	Value	% of Basket Value
United States (continued)
Sanmina Corp.	(10,432)	$(873,471)	(3.2)%
Schneider National, Inc., Class B	(438,993)	(13,060,042)	(48.0)
Septerna, Inc.	(42,305)	(715,378)	(2.6)
Sezzle, Inc.	(201)	(47,036)	(0.2)
Shoals Technologies Group, Inc., Class A	(709,962)	(3,393,618)	(12.5)
Silgan Holdings, Inc.	(276,713)	(15,224,749)	(56.0)
Skyward Specialty Insurance Group, Inc.	(35,389)	(1,567,025)	(5.8)
Solaris Energy Infrastructure, Inc., Class A	(13,766)	(375,674)	(1.4)
Sunstone Hotel Investors, Inc.	(288,068)	(3,263,810)	(12.0)
Tarsus Pharmaceuticals, Inc.	(14,270)	(767,155)	(2.8)
Towne Bank	(31,163)	(1,114,701)	(4.1)
TransMedics Group, Inc.	(66,164)	(4,469,378)	(16.4)
TreeHouse Foods, Inc.	(73,404)	(2,533,906)	(9.3)
Triumph Financial, Inc.	(6,803)	(524,239)	(1.9)
Triumph Group, Inc.	(194,884)	(3,652,126)	(13.4)
Two Harbors Investment Corp.	(96,611)	(1,231,790)	(4.5)
TXNM Energy, Inc.	(20,524)	(992,335)	(3.7)
United Community Banks, Inc.	(26,110)	(866,069)	(3.2)
United Parks & Resorts, Inc.	(84,021)	(4,416,144)	(16.2)
Unitil Corp.	(34,357)	(1,840,504)	(6.8)
Upwork, Inc.	(67,552)	(1,064,620)	(3.9)
Uranium Energy Corp.	(495,975)	(3,501,584)	(12.9)
Vimeo, Inc.	(29,656)	(198,992)	(0.7)
Vishay Intertechnology, Inc.	(167,844)	(2,841,599)	(10.5)
Vita Coco Co., Inc.	(73,818)	(2,763,746)	(10.2)
Vitesse Energy, Inc.	(64,429)	(1,667,423)	(6.1)
Vivid Seats, Inc., Class A	(252,991)	(1,087,861)	(4.0)
VSE Corp.	(73,963)	(7,570,113)	(27.8)
WaFd, Inc.	(32,244)	(957,002)	(3.5)
Warrior Met Coal, Inc.	(195,092)	(10,295,005)	(37.9)
White Mountains Insurance Group Ltd.	(2,827)	(5,463,064)	(20.1)
Xometry, Inc., Class A	(50,343)	(1,671,891)	(6.1)
XPEL, Inc.	(21,847)	(916,045)	(3.4)
York Water Co.	(10,556)	(326,497)	(1.2)
(328,582,742)
Total Reference Entity — Short		(514,787,818)
Net Value of Reference Entity — Goldman Sachs Bank USA		$27,193,449
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination dates 08/18/26 - 08/19/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
AGL Energy Ltd.	181,464	$1,290,805	3.3%
Aristocrat Leisure Ltd.	29,901	1,390,384	3.6
Qantas Airways Ltd.	475,416	2,754,970	7.1
		5,436,159
Canada
Algonquin Power & Utilities Corp.	267,947	1,192,842	3.1
Barrick Gold Corp.	47,906	783,188	2.0
Canadian Natural Resources Ltd.	635,966	19,319,434	49.6
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Canada (continued)
Canadian Tire Corp. Ltd., Class A	51,726	$5,823,379	15.0%
Finning International, Inc.	71,571	1,787,120	4.6
FirstService Corp.	12,010	2,184,170	5.6
Keyera Corp.	171,118	4,855,614	12.5
Stantec, Inc.	14,517	1,123,423	2.9
TELUS Corp.	953,212	13,825,788	35.5
Thomson Reuters Corp.	25,385	4,265,854	10.9
		55,160,812
Chile
Lundin Mining Corp.	13,307	105,112	0.3
Denmark
Genmab A/S	2,854	560,974	1.4
Finland
Wartsila OYJ Abp	287,327	5,427,662	13.9
France
AXA SA	105,814	4,014,282	10.3
BNP Paribas SA	261,990	17,896,451	46.0
Cie Generale des Etablissements Michelin SCA	429,332	14,930,881	38.4
Gaztransport Et Technigaz SA	10,509	1,605,362	4.1
Veolia Environnement SA	375,813	10,723,403	27.5
		49,170,379
Germany
Deutsche Telekom AG, Class N, Registered Shares	1,695,327	56,876,458	146.1
Douglas AG	155,707	3,320,231	8.5
Evonik Industries AG	466,713	8,763,875	22.5
Zalando SE	194,630	7,253,458	18.7
		76,214,022
Israel
Nova Ltd.	5,483	1,344,322	3.4
Wix.com Ltd.	20,489	4,894,617	12.6
		6,238,939
Italy
A2A SpA	425,716	1,005,386	2.6
Banca Monte dei Paschi di Siena SpA	3,999,919	25,628,353	65.8
Mediobanca Banca di Credito Finanziario SpA	66,891	1,093,487	2.8
		27,727,226
Japan
Amada Co. Ltd.	174,400	1,800,764	4.6
Astellas Pharma, Inc.	466,700	4,524,200	11.6
DMG Mori Co. Ltd.	28,600	461,316	1.2
Hirose Electric Co. Ltd.	64,700	7,733,856	19.9
Horiba Ltd.	95,000	5,953,979	15.3
J Front Retailing Co. Ltd.	48,600	680,938	1.7
Kakaku.com, Inc.	7,100	111,190	0.3
Lixil Corp.	428,200	4,819,765	12.4
LY Corp.	349,200	1,019,988	2.6
Mitsubishi Chemical Group Corp.	823,400	4,205,645	10.8
Murata Manufacturing Co. Ltd.	1,231,600	19,349,413	49.7
NIPPON EXPRESS HOLDINGS, Inc.	111,900	1,813,681	4.7
Nomura Holdings, Inc.	915,100	5,949,416	15.3
Obayashi Corp.	138,800	1,864,101	4.8
Olympus Corp.	6,600	100,162	0.3
Rakuten Group, Inc.	1,774,800	11,144,246	28.6
Shimizu Corp.	65,000	563,568	1.4
Sumitomo Mitsui Financial Group, Inc.	82,800	2,040,448	5.2
Security	Shares	Value	% of Basket Value
Japan (continued)
Sumitomo Mitsui Trust Group, Inc.	553,600	$13,920,443	35.8%
Tokyo Tatemono Co. Ltd.	69,000	1,064,057	2.7
Tosoh Corp.	396,600	5,276,685	13.6
		94,397,861
Macau
Galaxy Entertainment Group Ltd., Class L	14,000	60,922	0.1
New Zealand
Xero Ltd.	27,866	3,136,459	8.1
Puerto Rico
Liberty Latin America Ltd., Class A	2	12	0.0
Saudi Arabia
Arabian Mills for Food Products Co.	35,896	494,316	1.3
Nice One Beauty Digital Marketing Co.	57,482	861,303	2.2
United International Holding Co.	28,296	1,395,676	3.6
		2,751,295
Singapore
Sea Ltd., ADR	147,801	18,000,684	46.2
Sweden
Apotea Sverige AB	9,162	62,221	0.2
Switzerland
ABB Ltd., Class N, Registered Shares	2,686	146,259	0.4
TE Connectivity PLC	14,451	2,138,315	5.5
		2,284,574
United Arab Emirates
Talabat Holding PLC	22,194,063	8,580,218	22.0
United Kingdom
Halma PLC	41,688	1,561,686	4.0
Hammerson PLC	2	7	0.0
J Sainsbury PLC	374,398	1,175,889	3.0
Johnson Matthey PLC	436,796	7,721,974	19.8
MONY Group PLC	1	2	0.0
Smiths Group PLC	254,574	6,484,046	16.7
Taylor Wimpey PLC	4,168,745	6,173,897	15.9
Tesco PLC	1,257,984	5,789,732	14.9
		28,907,233
United States
AECOM	67,933	7,162,856	18.4
Align Technology, Inc.	2,492	546,022	1.4
Alkermes PLC	51,106	1,611,372	4.1
Alphabet, Inc., Class A	33,340	6,802,027	17.5
AMETEK, Inc.	18,200	3,358,992	8.6
AutoNation, Inc.	1,916	361,262	0.9
AvalonBay Communities, Inc.	52,709	11,675,571	30.0
Bath & Body Works, Inc.	2,956	111,175	0.3
Box, Inc., Class A	43,048	1,437,373	3.7
Centene Corp.	4,045	259,001	0.7
Citizens Financial Group, Inc.	288,142	13,706,915	35.2
CME Group, Inc., Class A	74,691	17,665,915	45.4
Commerce Bancshares, Inc.	61,380	4,100,184	10.5
Crimson Wine Group Ltd.	1	6	0.0
Dover Corp.	51,546	10,498,889	27.0
DR Horton, Inc.	9,899	1,404,668	3.6
EMCOR Group, Inc.	3,931	1,761,324	4.5
EOG Resources, Inc.	41,282	5,192,863	13.3
Essential Properties Realty Trust, Inc.	147,834	4,745,471	12.2

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Evercore, Inc., Class A	25,644	$7,469,328	19.2%
Flex Ltd.	31,538	1,313,558	3.4
Flowserve Corp.	71,872	4,500,625	11.6
Fox Corp., Class A	58,305	2,984,050	7.7
Freshpet, Inc.	86,784	13,881,101	35.6
Gap, Inc.	366,160	8,813,471	22.6
Gilead Sciences, Inc.	21,273	2,067,736	5.3
Invesco Ltd.	186,635	3,588,991	9.2
Ionis Pharmaceuticals, Inc.	34,085	1,087,312	2.8
Lamar Advertising Co., Class A	10,878	1,375,197	3.5
Leidos Holdings, Inc.	1,321	187,622	0.5
Marathon Petroleum Corp.	121,578	17,715,130	45.5
Moderna, Inc.	98,427	3,879,992	10.0
Neurocrine Biosciences, Inc.	17,351	2,634,229	6.8
Northrop Grumman Corp.	22,635	11,029,356	28.3
NOV, Inc.	265,976	3,843,353	9.9
NVR, Inc.	433	3,471,006	8.9
Olin Corp.	13,811	404,524	1.0
Oshkosh Corp.	47,732	5,556,005	14.3
Pentair PLC	89,972	9,328,297	24.0
Post Holdings, Inc.	38,051	4,039,494	10.4
Qualys, Inc.	6,019	839,109	2.1
Regions Financial Corp.	317,257	7,817,212	20.1
Reinsurance Group of America, Inc.	1,603	365,260	0.9
ResMed, Inc.	60,944	14,393,754	37.0
Roche Holding AG	1,651	549,049	1.4
Sarepta Therapeutics, Inc.	16,141	1,835,555	4.7
ServiceNow, Inc.	10,511	10,704,192	27.5
Simon Property Group, Inc.	175,268	30,472,094	78.3
Southern Co.	20,974	1,760,767	4.5
SS&C Technologies Holdings, Inc.	46,530	3,766,603	9.7
Toll Brothers, Inc.	63,041	8,561,598	22.0
TransUnion	17,977	1,784,217	4.6
Union Pacific Corp.	44,237	10,961,486	28.1
United Therapeutics Corp.	3,742	1,314,078	3.4
VeriSign, Inc.	32,723	7,035,445	18.1
WESCO International, Inc.	4,992	923,520	2.4
Westlake Corp.	42,388	4,843,677	12.4
Zoetis, Inc., Class A	13,132	2,244,259	5.8
		311,744,138
Total Reference Entity — Long		695,966,902
Reference Entity — Short
Common Stocks
Australia
Pilbara Minerals Ltd.	(682,247)	(956,889)	(2.5)
Rio Tinto PLC	(236,240)	(14,226,819)	(36.5)
		(15,183,708)
Belgium
Elia Group SA/NV	(8,978)	(605,845)	(1.6)
Bermuda
RenaissanceRe Holdings Ltd.	(15,221)	(3,540,100)	(9.1)
Canada
AltaGas Ltd.	(125,635)	(2,899,369)	(7.5)
ATS Corp.	(19,723)	(533,465)	(1.4)
Bank of Nova Scotia	(386,478)	(19,773,973)	(50.8)
CAE, Inc.	(368,890)	(8,698,428)	(22.3)
Canadian Pacific Kansas City Ltd.	(136,826)	(10,873,777)	(27.9)
Security	Shares	Value	% of Basket Value
Canada (continued)
Descartes Systems Group, Inc.	(20,572)	$(2,381,276)	(6.1)%
Element Fleet Management Corp.	(66,213)	(1,300,706)	(3.3)
Fortis, Inc.	(75,195)	(3,202,650)	(8.2)
Methanex Corp.	(6,512)	(339,591)	(0.9)
NexGen Energy Ltd.	(552,275)	(3,606,213)	(9.3)
Nutrien Ltd.	(49,344)	(2,546,732)	(6.5)
Onex Corp.	(77,679)	(5,957,875)	(15.3)
Open Text Corp.	(15,156)	(445,915)	(1.2)
Quebecor, Inc., Class B	(73,517)	(1,631,856)	(4.2)
RB Global, Inc.	(271,849)	(24,307,137)	(62.4)
RioCan Real Estate Investment Trust	(123)	(1,564)	(0.0)
(88,500,527)
China
Wharf Holdings Ltd.	(19,000)	(46,330)	(0.1)
Denmark
Danske Bank A/S	(153,432)	(4,581,109)	(11.8)
Finland
Neste OYJ	(10,041)	(127,232)	(0.3)
France
Airbus SE	(184,353)	(31,887,801)	(81.9)
Cie de Saint-Gobain SA	(127,021)	(11,911,191)	(30.6)
EssilorLuxottica SA	(23,151)	(6,353,992)	(16.3)
Eurazeo SE	(14,300)	(1,180,510)	(3.0)
Hermes International SCA	(5,466)	(15,373,995)	(39.5)
Renault SA	(61,239)	(3,143,871)	(8.1)
Sartorius Stedim Biotech	(10,414)	(2,401,248)	(6.2)
(72,252,608)
Germany
Nemetschek SE	(38,935)	(4,651,995)	(11.9)
Hong Kong
Power Assets Holdings Ltd.	(70,000)	(452,877)	(1.2)
Israel
Azrieli Group Ltd.	(8,567)	(709,824)	(1.8)
Global-e Online Ltd.	(20,835)	(1,247,808)	(3.2)
(1,957,632)
Italy
Banco BPM SpA	(30,316)	(266,484)	(0.7)
Ferrari NV	(1,788)	(767,114)	(2.0)
Nexi SpA	(722,786)	(3,670,554)	(9.4)
(4,704,152)
Japan
Ibiden Co. Ltd.	(2,800)	(82,104)	(0.2)
Japan Real Estate Investment Corp.	(325)	(228,970)	(0.6)
Keisei Electric Railway Co. Ltd.	(12,300)	(117,307)	(0.3)
Kikkoman Corp.	(11,500)	(120,362)	(0.3)
Kyushu Railway Co.	(18,200)	(442,569)	(1.1)
Maruwa Co. Ltd.	(2,700)	(661,070)	(1.7)
Nippon Sanso Holdings Corp.	(13,600)	(385,159)	(1.0)
SG Holdings Co. Ltd.	(56,300)	(530,595)	(1.4)
Tokyo Gas Co. Ltd.	(6,300)	(178,220)	(0.5)
Zensho Holdings Co. Ltd.	(3,600)	(198,604)	(0.5)
(2,944,960)
Luxembourg
CVC Capital Partners PLC	(35,658)	(844,301)	(2.2)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Netherlands
ABN AMRO Bank NV	(81,702)	$(1,370,397)	(3.5)%
Heineken Holding NV	(12,765)	(769,664)	(2.0)
IMCD NV	(28,364)	(4,441,812)	(11.4)
JDE Peet’s NV	(80,944)	(1,413,769)	(3.6)
(7,995,642)
New Zealand
Infratil Ltd.	(89,739)	(567,520)	(1.5)
Portugal
EDP SA	(2,175,026)	(6,838,660)	(17.6)
Jeronimo Martins SGPS SA	(118,286)	(2,337,624)	(6.0)
(9,176,284)
Singapore
Capitaland Investment Ltd.	(712,500)	(1,282,696)	(3.3)
Oversea-Chinese Banking Corp. Ltd.	(635,600)	(8,106,935)	(20.8)
(9,389,631)
Spain
Cellnex Telecom SA	(134,470)	(4,503,831)	(11.6)
Sweden
Investor AB	(16,266)	(463,194)	(1.2)
L E Lundbergforetagen AB, Class B	(11,980)	(576,589)	(1.5)
Sandvik AB	(19,444)	(401,188)	(1.0)
Volvo AB, Class A	(29,569)	(815,676)	(2.1)
(2,256,647)
Switzerland
Banque Cantonale Vaudoise, Registered Shares	(24,496)	(2,472,017)	(6.3)
Cie Financiere Richemont SA, Registered Shares	(94,952)	(18,355,981)	(47.2)
Georg Fischer AG, Registered Shares	(19,342)	(1,523,298)	(3.9)
Swiss Life Holding AG, Class N, Registered Shares	(8,681)	(7,087,516)	(18.2)
(29,438,812)
United Kingdom
JD Sports Fashion PLC	(926,650)	(1,016,905)	(2.6)
Rentokil Initial PLC	(2,032,705)	(9,955,266)	(25.6)
Unilever PLC	(583,050)	(33,395,366)	(85.8)
Vodafone Group PLC	(7,293,280)	(6,213,472)	(15.9)
(50,581,009)
United States
AeroVironment, Inc.	(44,417)	(8,001,722)	(20.6)
Air Lease Corp., Class A	(61,081)	(2,821,942)	(7.2)
Albemarle Corp.	(22,897)	(1,927,698)	(4.9)
Alight, Inc., Class A	(627,810)	(4,300,498)	(11.0)
Alliant Energy Corp.	(216,251)	(12,732,859)	(32.7)
Ameren Corp.	(96,265)	(9,068,163)	(23.3)
Antero Midstream Corp.	(142,614)	(2,287,529)	(5.9)
AptarGroup, Inc.	(57,674)	(9,063,469)	(23.3)
Arthur J Gallagher & Co.	(3,051)	(920,853)	(2.4)
ATI, Inc.	(70,822)	(4,043,228)	(10.4)
Atmos Energy Corp.	(6,116)	(871,591)	(2.2)
BILL Holdings, Inc.	(117,521)	(11,372,507)	(29.2)
BRP, Inc.	(2,075)	(99,228)	(0.2)
Celanese Corp., Class A	(49,776)	(3,536,087)	(9.1)
CF Industries Holdings, Inc.	(164,661)	(15,183,391)	(39.0)
Coca-Cola Consolidated, Inc.	(1,409)	(1,926,977)	(4.9)
Security	Shares	Value	% of Basket Value
United States (continued)
Core & Main, Inc., Class A	(61,672)	$(3,480,768)	(8.9)%
Coty, Inc., Class A	(337,663)	(2,475,070)	(6.4)
Datadog, Inc., Class A	(71,385)	(10,187,353)	(26.2)
Diamondback Energy, Inc.	(11,345)	(1,864,664)	(4.8)
First Citizens BancShares, Inc., Class A	(2,707)	(5,968,096)	(15.3)
Hims & Hers Health, Inc., Class A	(37,799)	(1,409,147)	(3.6)
HubSpot, Inc.	(11,339)	(8,839,091)	(22.7)
Kenvue, Inc.	(259,229)	(5,518,985)	(14.2)
Kilroy Realty Corp.	(33,651)	(1,313,062)	(3.4)
Knight-Swift Transportation Holdings, Inc.	(248,258)	(14,173,049)	(36.4)
Lantheus Holdings, Inc.	(42,291)	(3,912,340)	(10.0)
Lattice Semiconductor Corp.	(96,784)	(5,518,624)	(14.2)
Linde PLC	(5,739)	(2,560,283)	(6.6)
Lumentum Holdings, Inc.	(52,081)	(4,430,010)	(11.4)
Madrigal Pharmaceuticals, Inc.	(5,681)	(1,901,999)	(4.9)
McKesson Corp.	(20,480)	(12,180,480)	(31.3)
Monster Beverage Corp.	(199,017)	(9,694,118)	(24.9)
Mueller Industries, Inc.	(6,356)	(500,535)	(1.3)
Palantir Technologies, Inc., Class A	(219,357)	(18,094,759)	(46.5)
Penumbra, Inc.	(6,709)	(1,791,102)	(4.6)
Pinnacle Financial Partners, Inc.	(17,062)	(2,128,826)	(5.5)
Prologis, Inc.	(18,402)	(2,194,438)	(5.6)
Range Resources Corp.	(196,533)	(7,279,582)	(18.7)
RBC Bearings, Inc.	(26,019)	(9,074,126)	(23.3)
Rockwell Automation, Inc.	(21,381)	(5,953,112)	(15.3)
Samsara, Inc., Class A	(2,908)	(149,762)	(0.4)
SentinelOne, Inc., Class A	(145,967)	(3,495,910)	(9.0)
SM Energy Co.	(113,648)	(4,314,078)	(11.1)
SouthState Corp.	(6,576)	(694,360)	(1.8)
Starbucks Corp.	(405,227)	(43,634,843)	(112.1)
Super Micro Computer, Inc.	(142,694)	(4,069,633)	(10.4)
TPG, Inc., Class A	(36,871)	(2,479,575)	(6.4)
Vertex, Inc., Class A	(8,884)	(513,051)	(1.3)
Vistra Corp.	(106,137)	(17,834,200)	(45.8)
Western Digital Corp.	(38,639)	(2,516,558)	(6.5)
(310,303,331)
Preferred Stocks
Germany
Volkswagen AG	(318,077)	(32,433,008)	(83.3)
Total Reference Entity — Short		(657,039,091)
Net Value of Reference Entity — Goldman Sachs Bank USA		$38,927,811

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination dates 08/18/26 - 08/19/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
AGL Energy Ltd.	183,534	$1,305,529	15.4%
Pro Medicus Ltd.	18,001	3,080,616	36.3
Qantas Airways Ltd.	230,316	1,334,649	15.7
Technology One Ltd.	197,000	3,745,606	44.1
Worley Ltd.	349,956	3,109,578	36.7
		12,575,978
Canada
Algonquin Power & Utilities Corp.	345,802	1,539,436	18.1
Barrick Gold Corp.	285,593	4,668,999	55.0
Baytex Energy Corp.	100,041	240,233	2.8
Canadian National Railway Co.	38,033	3,973,007	46.8
Canadian Utilities Ltd., Class A	98,405	2,298,723	27.1
CCL Industries, Inc., Class B	43,285	2,150,029	25.3
Colliers International Group, Inc.	1,565	222,676	2.6
Constellation Software, Inc.	158	516,721	6.1
Empire Co. Ltd., Class A	19,836	583,336	6.9
FirstService Corp.	22,571	4,104,821	48.4
George Weston Ltd.	73,782	11,404,773	134.4
Great-West Lifeco, Inc.	188,967	6,109,718	72.0
Hudbay Minerals, Inc.	489,614	4,035,900	47.5
Intact Financial Corp.	8,800	1,563,092	18.4
Keyera Corp.	267,265	7,583,864	89.3
Kinross Gold Corp.	119,702	1,348,279	15.9
Manulife Financial Corp.	63,059	1,885,674	22.2
Northland Power, Inc.	19,701	230,580	2.7
Stantec, Inc.	21,458	1,660,564	19.6
Suncor Energy, Inc.	269,578	10,114,624	119.2
TELUS Corp.	442,905	6,424,081	75.7
Thomson Reuters Corp.	23,350	3,923,880	46.2
		76,583,010
China
BOC Hong Kong Holdings Ltd.	53,000	172,289	2.0
Denmark
AP Moller - Maersk A/S, Class A	1,641	2,374,765	28.0
AP Moller - Maersk A/S, Class B	2,333	3,445,556	40.6
Genmab A/S	2,773	545,052	6.4
GN Store Nord A/S	2,465	50,483	0.6
		6,415,856
Finland
Stora Enso OYJ	21,077	233,433	2.8
France
Bouygues SA	48,508	1,541,893	18.2
Eiffage SA	22,787	2,035,720	24.0
Engie SA	182,782	3,017,344	35.5
Gaztransport Et Technigaz SA	13,322	2,035,078	24.0
Gecina SA	11,443	1,117,128	13.1
Ipsen SA	47,423	5,853,965	69.0
Veolia Environnement SA	111,103	3,170,200	37.3
		18,771,328
Security	Shares	Value	% of Basket Value
Germany
Deutsche Boerse AG, Class N	2,226	$549,906	6.5%
Deutsche Post AG, Class N	11,859	426,957	5.0
Deutsche Telekom AG, Class N, Registered Shares	954,862	32,034,627	377.4
E.ON SE, Class N	123,099	1,458,085	17.2
Evonik Industries AG	252,943	4,749,730	56.0
HUGO BOSS AG	15,248	714,339	8.4
SAP SE	11,017	3,036,000	35.8
Symrise AG, Class A	33,453	3,425,388	40.3
		46,395,032
Hong Kong
Techtronic Industries Co. Ltd.	88,000	1,183,519	13.9
Israel
Nice Ltd.	36,718	6,137,545	72.3
Italy
A2A SpA	940,701	2,221,594	26.2
Banca Monte dei Paschi di Siena SpA	898,536	5,757,116	67.8
Mediobanca Banca di Credito Finanziario SpA	70,480	1,152,157	13.6
UniCredit SpA	112,601	5,171,006	60.9
		14,301,873
Japan
Advantest Corp.	12,600	696,618	8.2
Amada Co. Ltd.	371,100	3,831,787	45.1
ANA Holdings, Inc.	61,300	1,149,930	13.5
Asahi Kasei Corp.	266,900	1,812,688	21.4
Astellas Pharma, Inc.	521,900	5,059,309	59.6
Daifuku Co. Ltd.	6,400	131,356	1.5
Dai-ichi Life Holdings, Inc.	21,800	595,253	7.0
Daiwa House Industry Co. Ltd.	107,500	3,386,653	39.9
Daiwa Securities Group, Inc.	267,500	1,936,475	22.8
DMG Mori Co. Ltd.	120,100	1,937,206	22.8
Eisai Co. Ltd.	19,700	583,556	6.9
Horiba Ltd.	61,700	3,866,952	45.6
Hulic Co. Ltd.	142,800	1,258,573	14.8
J Front Retailing Co. Ltd.	242,000	3,390,679	39.9
Kao Corp.	131,500	5,214,282	61.4
Kyushu Electric Power Co., Inc.	34,200	296,357	3.5
Lixil Corp.	80,200	902,721	10.6
LY Corp.	359,400	1,049,781	12.4
Mitsubishi Chemical Group Corp.	1,122,700	5,734,367	67.6
Mitsubishi Corp.	53,300	850,093	10.0
Mitsubishi Electric Corp.	117,800	1,930,856	22.7
Mitsubishi Estate Co. Ltd.	52,600	764,330	9.0
Mitsubishi UFJ Financial Group, Inc.	134,100	1,695,881	20.0
MS&AD Insurance Group Holdings, Inc.	48,600	1,007,667	11.9
Murata Manufacturing Co. Ltd.	294,200	4,622,115	54.5
NEC Corp.	51,500	5,107,709	60.2
NIPPON EXPRESS HOLDINGS, Inc.	78,300	1,269,091	15.0
Nomura Holdings, Inc.	809,500	5,262,870	62.0
Nomura Research Institute Ltd.	88,800	3,000,305	35.3
Obayashi Corp.	128,200	1,721,742	20.3
Olympus Corp.	441,700	6,703,237	79.0
Ono Pharmaceutical Co. Ltd.	304,900	3,171,986	37.4
Otsuka Corp.	47,200	1,064,110	12.5
Rakuten Group, Inc.	829,100	5,206,048	61.3
Rohm Co. Ltd.	52,800	502,852	5.9
Shimizu Corp.	219,200	1,900,526	22.4
Sojitz Corp.	43,700	898,235	10.6
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Subaru Corp.	114,400	$1,992,779	23.5%
Sumitomo Chemical Co. Ltd.	1,122,500	2,428,091	28.6
Sumitomo Corp.	70,900	1,537,129	18.1
Sumitomo Mitsui Financial Group, Inc.	74,600	1,838,375	21.7
Sumitomo Mitsui Trust Group, Inc.	218,400	5,491,735	64.7
Tokyo Tatemono Co. Ltd.	118,700	1,830,486	21.6
		104,632,791
Macau
Galaxy Entertainment Group Ltd.	100,000	435,157	5.1
Netherlands
Euronext NV	23,688	2,751,292	32.4
Heineken NV	6,197	430,553	5.1
		3,181,845
New Zealand
Xero Ltd.	100,730	11,337,670	133.6
Norway
Kongsberg Gruppen ASA	54,119	6,424,088	75.7
Spain
Bankinter SA	204,476	1,742,151	20.5
Sweden
Svenska Handelsbanken AB, Class A	254,187	2,812,242	33.1
Switzerland
ABB Ltd., Class N, Registered Shares	13,627	742,023	8.7
Chocoladefabriken Lindt & Spruengli AG	208	2,389,314	28.2
Kuehne + Nagel International AG, Registered Shares	1,323	300,629	3.5
		3,431,966
United Kingdom
AstraZeneca PLC	70,083	9,837,940	115.9
Barclays PLC	58,480	214,329	2.5
Hammerson PLC	2	7	0.0
Informa PLC	246,909	2,634,619	31.0
Johnson Matthey PLC	200,064	3,536,866	41.7
Marks & Spencer Group PLC	280,185	1,160,695	13.7
MONY Group PLC	2	5	0.0
NatWest Group PLC	699,770	3,730,929	43.9
Ocado Group PLC	120,912	447,827	5.3
Smiths Group PLC	418,154	10,650,458	125.5
Tesco PLC	10,333	47,557	0.6
		32,261,232
United States
Bausch Health Cos, Inc.	5,727	42,479	0.5
Novartis AG, Class N, Registered Shares	65,857	6,893,698	81.2
Roche Holding AG	4,150	1,380,106	16.3
		8,316,283
Total Reference Entity — Long		357,345,288
Reference Entity — Short
Common Stocks
Australia
Pilbara Minerals Ltd.	(1,813,846)	(2,544,020)	(30.0)
Security	Shares	Value	% of Basket Value
Australia (continued)
Reece Ltd.	(12,000)	$(175,800)	(2.1)%
Rio Tinto PLC	(210,317)	(12,665,687)	(149.2)
(15,385,507)
Belgium
Elia Group SA/NV	(8,506)	(573,994)	(6.8)
Canada
Alimentation Couche-Tard, Inc.	(104,853)	(5,537,185)	(65.2)
AltaGas Ltd.	(17,324)	(399,798)	(4.7)
ATS Corp.	(58,105)	(1,571,616)	(18.5)
Bank of Montreal	(5,367)	(531,327)	(6.3)
Bank of Nova Scotia	(188,421)	(9,640,476)	(113.6)
Boyd Group Services, Inc.	(21,190)	(3,475,169)	(40.9)
Brookfield Asset Management Ltd., Class A	(64,628)	(3,867,852)	(45.6)
CAE, Inc.	(3,925)	(92,551)	(1.1)
Cameco Corp.	(167,048)	(8,260,735)	(97.3)
Canadian Imperial Bank of Commerce	(50,684)	(3,192,707)	(37.6)
Canadian Pacific Kansas City Ltd.	(161,489)	(12,833,784)	(151.2)
Capstone Copper Corp.	(353,656)	(1,980,775)	(23.3)
Descartes Systems Group, Inc.	(40,581)	(4,697,383)	(55.3)
Dollarama, Inc.	(6,986)	(661,083)	(7.8)
Element Fleet Management Corp.	(453,223)	(8,903,235)	(104.9)
Methanex Corp.	(4,179)	(217,928)	(2.6)
Metro, Inc.	(45,204)	(2,824,492)	(33.3)
National Bank of Canada	(105,896)	(9,398,648)	(110.7)
NexGen Energy Ltd.	(1,637,844)	(10,694,698)	(126.0)
Onex Corp.	(53,824)	(4,128,229)	(48.6)
Open Text Corp.	(32,485)	(955,763)	(11.3)
Peyto Exploration & Development Corp.	(1,231,616)	(13,296,216)	(156.7)
Quebecor, Inc., Class B	(404,744)	(8,984,100)	(105.8)
RB Global, Inc.	(60,340)	(5,395,247)	(63.6)
Rogers Communications, Inc., Class B	(296,791)	(8,152,129)	(96.0)
Tourmaline Oil Corp.	(80,809)	(3,681,401)	(43.4)
West Fraser Timber Co. Ltd.	(12,623)	(1,094,454)	(12.9)
(134,468,981)
Chad
Ivanhoe Mines Ltd., Class A	(147,704)	(1,586,445)	(18.7)
China
Wharf Holdings Ltd.	(96,000)	(234,089)	(2.8)
Wilmar International Ltd.	(1,453,900)	(3,323,705)	(39.1)
(3,557,794)
Denmark
Danske Bank A/S	(31,515)	(940,962)	(11.1)
Zealand Pharma A/S	(5,819)	(591,305)	(7.0)
(1,532,267)
Finland
Metso OYJ	(514,912)	(5,110,872)	(60.2)
Neste OYJ	(32,551)	(412,463)	(4.9)
(5,523,335)
France
Airbus SE	(104,920)	(18,148,162)	(213.8)
Cie de Saint-Gobain SA	(226,922)	(21,279,247)	(250.7)
EssilorLuxottica SA	(41,370)	(11,354,354)	(133.8)

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
France (continued)
Renault SA	(86,300)	$(4,430,446)	(52.2)%
Sartorius Stedim Biotech	(15,503)	(3,574,664)	(42.1)
(58,786,873)
Germany
Daimler Truck Holding AG	(55,515)	(2,444,738)	(28.8)
Hong Kong
MTR Corp. Ltd.	(118,000)	(369,921)	(4.4)
Power Assets Holdings Ltd.	(126,000)	(815,178)	(9.6)
(1,185,099)
Israel
Azrieli Group Ltd.	(32,789)	(2,716,753)	(32.0)
Elbit Systems Ltd.	(302)	(91,151)	(1.1)
(2,807,904)
Italy
Iveco Group NV	(331,157)	(4,030,549)	(47.5)
Nexi SpA	(210,848)	(1,070,758)	(12.6)
Ryanair Holdings PLC	(1,152,170)	(24,159,461)	(284.6)
(29,260,768)
Japan
Japan Real Estate Investment Corp.	(255)	(179,653)	(2.1)
Keisei Electric Railway Co. Ltd.	(10,800)	(103,001)	(1.2)
Kikkoman Corp.	(17,900)	(187,346)	(2.2)
Kobayashi Pharmaceutical Co. Ltd.	(6,300)	(234,858)	(2.8)
Kokusai Electric Corp.	(52,500)	(810,719)	(9.6)
Kyushu Railway Co.	(18,600)	(452,296)	(5.3)
MatsukiyoCocokara & Co.	(6,400)	(94,727)	(1.1)
Nippon Building Fund, Inc.	(425)	(338,422)	(4.0)
Nippon Sanso Holdings Corp.	(14,800)	(419,144)	(4.9)
Osaka Gas Co. Ltd.	(900)	(17,695)	(0.2)
SG Holdings Co. Ltd.	(70,500)	(664,422)	(7.8)
Tokyo Gas Co. Ltd.	(7,800)	(220,653)	(2.6)
Trial Holdings, Inc.	(25,200)	(440,015)	(5.2)
(4,162,951)
Luxembourg
Eurofins Scientific SE	(14,270)	(765,588)	(9.0)
Netherlands
IMCD NV	(24,196)	(3,789,102)	(44.6)
JDE Peet’s NV	(21,336)	(372,655)	(4.4)
(4,161,757)
New Zealand
Infratil Ltd.	(26,015)	(164,522)	(1.9)
Singapore
CapitaLand Ascendas REIT	(386,700)	(733,124)	(8.6)
Capitaland Investment Ltd.	(5,261,100)	(9,471,424)	(111.6)
Mapletree Logistics Trust	(3,300)	(2,949)	(0.0)
Oversea-Chinese Banking Corp. Ltd.	(287,400)	(3,665,722)	(43.2)
(13,873,219)
Spain
CaixaBank SA	(50,800)	(307,511)	(3.6)
Industria de Diseno Textil SA	(124,087)	(6,735,520)	(79.4)
Repsol SA	(832,817)	(9,678,908)	(114.0)
(16,721,939)
Security	Shares	Value	% of Basket Value
Switzerland
Bachem Holding AG, Class N	(1,158)	$(73,727)	(0.9)%
Banque Cantonale Vaudoise, Registered Shares	(24,283)	(2,450,522)	(28.9)
Galderma Group AG	(57,823)	(7,028,280)	(82.8)
SIG Group AG	(8,226)	(179,397)	(2.1)
(9,731,926)
United Kingdom
Entain PLC	(16,620)	(144,310)	(1.7)
IAMGOLD Corp.	(302,634)	(1,882,417)	(22.2)
InterContinental Hotels Group PLC	(114,367)	(15,249,846)	(179.6)
JD Sports Fashion PLC	(1,121,215)	(1,230,420)	(14.5)
Rentokil Initial PLC	(993,211)	(4,864,297)	(57.3)
Vodafone Group PLC	(1,534,469)	(1,307,283)	(15.4)
(24,678,573)
United States
BRP, Inc.	(22,213)	(1,062,238)	(12.5)
Preferred Stocks
Germany
Sartorius AG	(9,483)	(2,736,524)	(32.2)
Volkswagen AG	(134,204)	(13,684,232)	(161.2)
Total Reference Entity — Short		(348,857,174)
Net Value of Reference Entity — Goldman Sachs Bank USA		$8,488,114
The following table represents the individual short positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date 08/18/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Short
Common Stocks
United States
Citigroup, Inc.	(255,000)	$(20,764,650)	34.9%
Netflix, Inc.	(27,000)	(26,372,520)	44.4
Procter & Gamble Co.	(74,000)	(12,283,260)	20.7
Net Value of Reference Entity — Goldman Sachs Bank USA		$(59,420,430)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Reference Entity — Short
Common Stocks
Australia
Sigma Healthcare Ltd.	(15,658)	$(27,678)	5.0%
Japan
Fujita Kanko, Inc.	(3,600)	(229,981)	41.3
Japan Investment Adviser Co. Ltd.	(2,000)	(16,222)	2.9
Seikitokyu Kogyo Co. Ltd.	(6,100)	(60,630)	10.9
Septeni Holdings Co. Ltd.	(57,000)	(146,117)	26.2
Yamae Group Holdings Co. Ltd.	(5,900)	(76,632)	13.7
		(529,582)
		(557,260)
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$(557,260)
The following table represents the individual short positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date 02/10/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Short
Common Stocks
United States
Summit Therapeutics, Inc.	(1,054)	$(22,661)	100.0%
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$(22,661)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co, Inc. as of period end, termination dates 01/06/27 - 01/27/27:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
AGL Energy Ltd.	668,904	$4,758,103	(16.9)%
Aristocrat Leisure Ltd.	35,428	1,647,388	(5.9)
BHP Group Ltd.	68,580	1,684,303	(6.0)
Qantas Airways Ltd.	109,355	633,697	(2.3)
REA Group Ltd.	7,358	1,128,557	(4.0)
Rio Tinto Ltd.	13,365	962,560	(3.4)
Santos Ltd.	1,771,565	7,670,796	(27.2)
Sonic Healthcare Ltd.	2,722	47,819	(0.2)
South32 Ltd.	149,046	306,043	(1.1)
Technology One Ltd.	88,016	1,673,468	(5.9)
		20,512,734
Canada
Barrick Gold Corp.	274,308	4,484,507	(15.9)
Security	Shares	Value	% of Basket Value
Canada (continued)
BCE, Inc.	129,224	$3,077,334	(10.9)%
Canadian Natural Resources Ltd.	8,113	246,457	(0.9)
Canadian Tire Corp. Ltd., Class A	27,815	3,131,448	(11.1)
CCL Industries, Inc., Class B	5,072	251,934	(0.9)
Finning International, Inc.	29,862	745,651	(2.6)
FirstService Corp.	29,853	5,429,144	(19.3)
Gibson Energy, Inc.	568	9,583	(0.0)
Keyera Corp.	18,911	536,615	(1.9)
Kinross Gold Corp.	138,814	1,563,550	(5.6)
Loblaw Cos Ltd.	10,961	1,372,472	(4.9)
Northland Power, Inc.	261,125	3,056,206	(10.9)
Saputo, Inc.	25,233	419,291	(1.5)
Sun Life Financial, Inc.	4,546	262,153	(0.9)
TELUS Corp.	955,742	13,862,484	(49.2)
Thomson Reuters Corp.	6,319	1,061,884	(3.8)
		39,510,713
Chile
Lundin Mining Corp.	3,322	26,240	(0.1)
Denmark
AP Moller - Maersk A/S, Class A	59	85,381	(0.3)
AP Moller - Maersk A/S, Class B	1,751	2,586,013	(9.2)
Genmab A/S	5,625	1,105,633	(3.9)
GN Store Nord A/S	66,539	1,362,716	(4.9)
		5,139,743
Finland
Kesko OYJ, Class B	8,903	170,772	(0.6)
Wartsila OYJ Abp	28,446	537,351	(1.9)
		708,123
France
Amundi SA	3,186	224,281	(0.8)
AXA SA	5,966	226,333	(0.8)
BNP Paribas SA	130,919	8,943,034	(31.8)
Bureau Veritas SA	24,126	753,977	(2.7)
Capgemini SE	21,575	3,920,530	(13.9)
Cie Generale des Etablissements Michelin SCA	426,846	14,844,425	(52.7)
Covivio SA	8,158	433,543	(1.5)
Danone SA	10,503	735,682	(2.6)
Engie SA	197,256	3,256,279	(11.6)
Gaztransport Et Technigaz SA	1,079	164,829	(0.6)
Gecina SA	60,640	5,920,009	(21.0)
Ipsen SA	10,376	1,280,829	(4.6)
Nexans SA	1,689	164,804	(0.6)
Veolia Environnement SA	456,733	13,032,364	(46.3)
		53,900,919
Germany
Adidas AG, Class N	24,997	6,590,706	(23.4)
Deutsche Telekom AG, Class N, Registered Shares	10,696	358,840	(1.3)
E.ON SE, Class N	171,212	2,027,974	(7.2)
Fresenius Medical Care AG	28,038	1,392,782	(4.9)
Fresenius SE & Co. KGaA	12,377	473,612	(1.7)
Henkel AG & Co KGaA	26,306	2,032,067	(7.2)
Merck KGaA	14,648	2,211,152	(7.9)
Siemens Energy AG	28,234	1,679,846	(6.0)
TUI AG	324,240	2,742,853	(9.7)

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Germany (continued)
Vonovia SE	4,469	$136,721	(0.5)%
Zalando SE	73,285	2,731,181	(9.7)
		22,377,734
Hong Kong
Sun Hung Kai Properties Ltd.	273,500	2,444,910	(8.7)
Techtronic Industries Co. Ltd.	111,000	1,492,849	(5.3)
		3,937,759
Ireland
Kerry Group PLC	3,814	391,666	(1.4)
Israel
Nice Ltd.	11,138	1,861,757	(6.6)
Italy
Banca Monte dei Paschi di Siena SpA	450,499	2,886,446	(10.2)
Intesa Sanpaolo SpA	511,807	2,215,270	(7.9)
Prysmian SpA	23,397	1,627,473	(5.8)
		6,729,189
Luxembourg
ArcelorMittal SA	60,314	1,503,334	(5.3)
Netherlands
Argenx SE	379	250,192	(0.9)
Euronext NV	96,644	11,224,920	(39.9)
EXOR NV	4,301	407,512	(1.4)
		11,882,624
New Zealand
Xero Ltd.	102,293	11,513,593	(40.9)
Norway
Aker BP ASA	280,970	5,864,529	(20.9)
Telenor ASA	42,026	513,875	(1.8)
		6,378,404
Singapore
DBS Group Holdings Ltd.	74,500	2,438,528	(8.7)
Singapore Telecommunications Ltd.	190,500	465,461	(1.6)
		2,903,989
South Korea
Delivery Hero SE	17,858	461,524	(1.6)
Spain
Amadeus IT Group SA	1,934	141,525	(0.5)
Banco Bilbao Vizcaya Argentaria SA	93,138	1,060,372	(3.8)
Telefonica SA	166,060	676,578	(2.4)
		1,878,475
Sweden
AddTech AB	76,705	2,238,878	(8.0)
Alfa Laval AB	37,526	1,672,782	(6.0)
Assa Abloy AB, Class B	38,483	1,178,977	(4.2)
Essity AB	82,623	2,092,491	(7.4)
Fastighets AB Balder, Class B	676,342	4,812,637	(17.1)
Securitas AB, Class B	11,354	144,457	(0.5)
Skanska AB, Class B	549	11,762	(0.0)
		12,151,984
Switzerland
ABB Ltd., Class N, Registered Shares	16,410	893,564	(3.2)
Accelleron Industries AG	14,127	705,999	(2.5)
Belimo Holding AG, Registered Shares	4,232	3,088,253	(11.0)
Security	Shares	Value	% of Basket Value
Switzerland (continued)
DSM-Firmenich AG	138,664	$14,156,115	(50.3)%
Flughafen Zurich AG, Class N, Registered Shares	12,280	2,956,332	(10.5)
Givaudan SA, Class N, Registered Shares	1,881	8,234,474	(29.2)
Schindler Holding AG	619	178,865	(0.6)
		30,213,602
United States
Holcim AG	75,913	7,608,300	(27.0)
Preferred Stocks
Germany
Henkel AG & Co KGaA	135,156	11,808,561	(41.9)
Total Reference Entity — Long		253,400,967
Reference Entity — Short
Common Stocks
Australia
APA Group	(1,744,007)	(7,354,884)	26.1
Endeavour Group Ltd.	(423,548)	(1,104,819)	3.9
Medibank Pvt Ltd.	(202,927)	(500,360)	1.8
National Australia Bank Ltd.	(697,481)	(17,187,083)	61.1
Suncorp Group Ltd.	(95,186)	(1,220,383)	4.3
Westpac Banking Corp.	(678,720)	(14,082,647)	50.0
		(41,450,176)
Canada
Air Canada	(7,972)	(107,566)	0.4
AltaGas Ltd.	(261,057)	(6,024,600)	21.4
ATS Corp.	(6,932)	(187,496)	0.7
Bank of Nova Scotia	(63,244)	(3,235,851)	11.5
Boyd Group Services, Inc.	(8,924)	(1,463,540)	5.2
CAE, Inc.	(144,439)	(3,405,872)	12.1
Canadian Pacific Kansas City Ltd.	(281,920)	(22,404,624)	79.6
Descartes Systems Group, Inc.	(60,467)	(6,999,252)	24.9
Element Fleet Management Corp.	(33,198)	(652,150)	2.3
Fairfax Financial Holdings Ltd.	(8,377)	(11,275,735)	40.1
Fortis, Inc.	(3,067)	(130,627)	0.5
iA Financial Corp., Inc.	(8,667)	(800,356)	2.8
Methanex Corp.	(47,219)	(2,462,399)	8.7
NexGen Energy Ltd.	(29,142)	(190,290)	0.7
Nutrien Ltd.	(3,548)	(183,119)	0.6
Onex Corp.	(2,874)	(220,432)	0.8
Open Text Corp.	(29,807)	(876,972)	3.1
Parkland Corp.	(5,262)	(117,126)	0.4
Peyto Exploration & Development Corp.	(155,692)	(1,680,812)	6.0
Quebecor, Inc., Class B	(144,949)	(3,217,432)	11.4
RB Global, Inc.	(125,659)	(11,235,688)	39.9
Royal Bank of Canada	(26,406)	(3,219,194)	11.4
TFI International, Inc.	(11,538)	(1,520,617)	5.4
WSP Global, Inc.	(78,280)	(13,283,928)	47.2
		(94,895,678)
Denmark
DSV A/S	(35,115)	(6,995,406)	24.8
France
Airbus SE	(33,529)	(5,799,559)	20.6
EssilorLuxottica SA	(33,837)	(9,286,857)	33.0
Eurazeo SE	(35,466)	(2,927,831)	10.4
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
France (continued)
Kering SA	(4,603)	$(1,205,011)	4.3%
Renault SA	(90,092)	(4,625,119)	16.4
		(23,844,377)
Germany
Bayer AG, Class N, Registered Shares	(427,578)	(9,567,755)	34.0
Bayerische Motoren Werke AG	(97,936)	(7,953,343)	28.3
Daimler Truck Holding AG	(50,718)	(2,233,490)	7.9
Mercedes-Benz Group AG, Class N	(4,136)	(251,635)	0.9
		(20,006,223)
Japan
Kadokawa Corp.	(9,900)	(209,464)	0.7
Kansai Paint Co. Ltd.	(9,700)	(131,457)	0.5
Kokusai Electric Corp.	(9,900)	(152,879)	0.5
Mitsubishi Motors Corp.	(40,100)	(118,942)	0.4
Nippon Paint Holdings Co. Ltd.	(75,700)	(477,008)	1.7
SBI Sumishin Net Bank Ltd.	(33,100)	(1,008,671)	3.6
		(2,098,421)
Luxembourg
CVC Capital Partners PLC	(118,751)	(2,811,754)	10.0
Netherlands
ABN AMRO Bank NV	(37,684)	(632,078)	2.2
BE Semiconductor Industries NV	(8,790)	(1,121,001)	4.0
Koninklijke Ahold Delhaize NV	(4,186)	(148,342)	0.5
Randstad NV	(17,470)	(754,180)	2.7
		(2,655,601)
New Zealand
Infratil Ltd.	(298,567)	(1,888,174)	6.7
Portugal
EDP SA	(264,825)	(832,656)	3.0
Singapore
Capitaland Investment Ltd.	(522,000)	(939,743)	3.4
Sembcorp Industries Ltd.	(379,900)	(1,553,972)	5.5
		(2,493,715)
Spain
EDP Renovaveis SA	(74,245)	(694,632)	2.5
Switzerland
Banque Cantonale Vaudoise, Registered Shares	(3,261)	(329,084)	1.2
Cie Financiere Richemont SA, Registered Shares	(98,184)	(18,980,786)	67.4
Georg Fischer AG, Registered Shares	(52,124)	(4,105,077)	14.6
Lonza Group AG, Registered Shares	(230)	(145,841)	0.5
Partners Group Holding AG	(2,100)	(3,190,214)	11.3
SIG Group AG	(105,540)	(2,301,666)	8.2
Straumann Holding AG, Registered Shares	(3,658)	(518,762)	1.8
Swisscom AG, Class N, Registered Shares	(5,783)	(3,254,320)	11.6
VAT Group AG	(4,669)	(1,793,642)	6.4
		(34,619,392)
United States
AGCO Corp.	(133)	(13,889)	0.0
Alcon AG	(69,250)	(6,319,328)	22.4
American Electric Power Co., Inc.	(9,755)	(959,502)	3.4
AutoZone, Inc.	(2,508)	(8,402,327)	29.8
Celanese Corp., Class A	(1,971)	(140,020)	0.5
elf Beauty, Inc.	(2,120)	(211,809)	0.8
Security	Shares	Value	% of Basket Value
United States (continued)
Hyatt Hotels Corp., Class A	(1,698)	$(268,675)	1.0%
International Business Machines Corp.	(10,015)	(2,560,835)	9.1
International Paper Co.	(16,022)	(889,541)	3.2
Mastercard, Inc., Class A	(4,140)	(2,299,480)	8.2
NIKE, Inc., Class B	(17,968)	(1,381,739)	4.9
Paychex, Inc.	(11,562)	(1,707,361)	6.1
PepsiCo, Inc.	(82,922)	(12,495,516)	44.4
Quanta Services, Inc.	(21)	(6,460)	0.0
Summit Therapeutics, Inc.	(29,041)	(624,382)	2.2
Synchrony Financial	(5,219)	(360,007)	1.3
Tesla, Inc.	(9,062)	(3,666,485)	13.0
		(42,307,356)
Preferred Stocks
Germany
Volkswagen AG	(38,824)	(3,958,724)	14.0
Total Reference Entity — Short		(281,552,285)
Net Value of Reference Entity — Morgan Stanley & Co, Inc.		$(28,151,318)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co, Inc. as of period end, termination dates 01/04/27 - 01/13/27:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
Challenger Ltd.	66,236	$257,263	(1.0)%
Cleanaway Waste Management Ltd.	1,019,784	1,746,154	(7.0)
Codan Ltd.	45,248	447,088	(1.8)
Credit Corp Group Ltd.	41,703	397,864	(1.6)
EBOS Group Ltd.	14,932	336,956	(1.4)
Flight Centre Travel Group Ltd.	321,997	3,549,473	(14.1)
GrainCorp Ltd.	190,469	885,673	(3.5)
HUB24 Ltd.	17,387	860,780	(3.4)
IDP Education Ltd.	74,646	611,588	(2.4)
Ingenia Communities Group	23,206	81,781	(0.3)
Super Retail Group Ltd.	79,086	761,921	(3.0)
Ventia Services Group Pty Ltd.	31,953	75,115	(0.3)
		10,011,656
Canada
Ag Growth International, Inc.	14,140	381,678	(1.5)
Atco Ltd., Class I	196,438	6,248,549	(24.8)
Bird Construction, Inc.	64,988	1,057,981	(4.2)
BlackBerry Ltd.	27,077	119,609	(0.5)
Boardwalk Real Estate Investment Trust	2,009	86,603	(0.4)
Centerra Gold, Inc.	57,452	359,334	(1.4)
CES Energy Solutions Corp.	128,888	763,564	(3.0)
Enghouse Systems Ltd.	3,929	74,587	(0.3)
First Majestic Silver Corp.	800,091	4,558,264	(18.1)
Freehold Royalties Ltd.	188,428	1,620,635	(6.5)
K92 Mining, Inc.	23,109	153,440	(0.6)
Lundin Gold, Inc.	48,881	1,210,800	(4.8)

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Canada (continued)
NorthWest Healthcare Properties Real Estate Investment Trust	24,165	$75,155	(0.3)%
Sienna Senior Living, Inc.	9,311	100,135	(0.4)
SilverCrest Metals, Inc.	38,494	403,388	(1.6)
SmartCentres Real Estate Investment Trust	127,060	2,147,173	(8.5)
SunOpta, Inc.	10,336	76,026	(0.3)
Surge Energy, Inc.	27,914	104,100	(0.4)
Vermilion Energy, Inc.	158,949	1,464,428	(5.8)
		21,005,449
Denmark
Alm Brand A/S	246,985	514,655	(2.0)
Finland
Valmet Oyj	46,286	1,261,950	(5.0)
France
Imerys SA	6,620	182,463	(0.7)
Societe BIC SA	26,000	1,715,445	(6.8)
Ubisoft Entertainment SA	107,918	1,245,197	(5.0)
Vallourec SACA	29,066	552,093	(2.2)
		3,695,198
Germany
AIXTRON SE	44,958	624,633	(2.5)
Atoss Software SE	1,084	129,405	(0.5)
HelloFresh SE	9,639	106,054	(0.4)
Hensoldt AG	14,783	594,380	(2.4)
HOCHTIEF AG	10,555	1,527,663	(6.1)
Krones AG	4,265	581,974	(2.3)
Nagarro SE	946	82,863	(0.3)
Nordex SE	41,491	479,008	(1.9)
Salzgitter AG	4,447	82,082	(0.3)
Stabilus SE	5,831	192,637	(0.8)
Stroeer SE & Co KGaA	1,370	80,976	(0.3)
TeamViewer SE	406,064	4,808,889	(19.1)
Wacker Chemie AG	31,084	2,130,176	(8.4)
		11,420,740
Hong Kong
Fortune Real Estate Investment Trust	300,000	154,064	(0.6)
Israel
Amot Investments Ltd.	17,557	102,653	(0.4)
Italy
Banca Mediolanum SpA	408,976	5,490,870	(21.8)
Banca Popolare di Sondrio SPA	265,977	2,455,966	(9.8)
Credito Emiliano SpA	23,586	276,899	(1.1)
Hera SpA	23,724	86,755	(0.3)
Iren SpA	38,003	82,245	(0.3)
PRADA SpA	46,300	371,212	(1.5)
Webuild SpA	24,948	75,980	(0.3)
		8,839,927
Netherlands
Arcadis NV	27,432	1,566,108	(6.2)
Topicus.com, Inc.	6,230	584,656	(2.3)
Van Lanschot Kempen NV	2,182	107,357	(0.5)
		2,258,121
New Zealand
Spark New Zealand Ltd.	191,764	314,814	(1.3)
Security	Shares	Value	% of Basket Value
Norway
Hoegh Autoliners ASA	75,007	$680,467	(2.7)%
SpareBank 1 SMN	21,135	340,776	(1.3)
Storebrand ASA	204,547	2,408,500	(9.6)
TGS ASA	18,388	185,060	(0.7)
Wallenius Wilhelmsen ASA	11,554	93,351	(0.4)
		3,708,154
Portugal
Mota-Engil SGPS SA	29,005	86,166	(0.3)
Singapore
Sheng Siong Group Ltd.	443,800	531,533	(2.1)
UOL Group Ltd.	109,900	409,867	(1.6)
		941,400
Spain
Corp. ACCIONA Energias Renovables SA	5,631	104,535	(0.4)
Inmobiliaria Colonial Socimi SA	417,561	2,356,188	(9.4)
		2,460,723
Sweden
Modern Times Group MTG AB	29,237	271,481	(1.1)
Peab AB, Class B	11,587	83,110	(0.3)
Yubico AB	51,921	1,207,150	(4.8)
		1,561,741
Switzerland
DKSH Holding AG	21,160	1,663,525	(6.6)
EFG International AG, Class N	70,760	1,107,027	(4.4)
		2,770,552
Total Reference Entity — Long		71,107,963
Reference Entity — Short
Common Stocks
Australia
AUB Group Ltd.	(106,057)	(2,090,415)	8.3
Bendigo & Adelaide Bank Ltd.	(119,675)	(1,004,292)	4.0
Corporate Travel Management Ltd.	(135,770)	(1,286,067)	5.1
De Grey Mining Ltd.	(564,728)	(692,107)	2.7
DroneShield Ltd.	(173,525)	(71,723)	0.3
Elders Ltd.	(295,751)	(1,302,940)	5.2
Lifestyle Communities Ltd.	(17,814)	(107,603)	0.4
National Storage REIT	(435,336)	(601,697)	2.4
Nine Entertainment Co. Holdings Ltd.	(1,566,309)	(1,307,187)	5.2
Paladin Energy Ltd.	(51,071)	(277,269)	1.1
Region RE Ltd.	(782,108)	(1,050,345)	4.2
Sigma Healthcare Ltd.	(529,462)	(935,896)	3.7
WEB Travel Group Ltd.	(107,957)	(338,246)	1.3
		(11,065,787)
Austria
Wienerberger AG	(9,921)	(289,614)	1.2
Belgium
Azelis Group NV	(3,647)	(74,712)	0.3
Bermuda
Conduit Holdings Ltd.	(23,570)	(132,654)	0.5
Canada
Advantage Energy Ltd.	(33,143)	(210,486)	0.8
Allied Properties Real Estate Investment Trust	(62,147)	(743,190)	3.0
Badger Infrastructure Solutions Ltd.	(3,270)	(88,874)	0.4
Cascades, Inc.	(18,413)	(162,801)	0.6
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Canada (continued)
Definity Financial Corp.	(3,143)	$(123,592)	0.5%
Docebo, Inc.	(7,790)	(325,890)	1.3
Dream Industrial Real Estate Investment Trust	(28,805)	(231,494)	0.9
Encore Energy Corp.	(21,642)	(71,180)	0.3
Endeavour Silver Corp.	(108,006)	(425,826)	1.7
First Capital Real Estate Investment Trust	(84,202)	(962,905)	3.8
Kinaxis, Inc.	(21,945)	(2,526,616)	10.0
Laurentian Bank of Canada	(98,430)	(1,896,336)	7.5
Minto Apartment Real Estate Investment Trust	(7,742)	(70,316)	0.3
North West Co., Inc.	(29,938)	(956,632)	3.8
NuVista Energy Ltd.	(83,265)	(745,366)	3.0
Sandstorm Gold Ltd.	(311,805)	(1,819,318)	7.2
Skeena Resources Ltd.	(30,814)	(302,341)	1.2
SSR Mining, Inc.	(636,055)	(5,094,217)	20.2
Stella-Jones, Inc.	(38,428)	(1,854,306)	7.4
Well Health Technologies Corp.	(15,957)	(65,108)	0.3
		(18,676,794)
Denmark
NKT A/S, Class B	(50,215)	(3,356,871)	13.3
Spar Nord Bank A/S	(24,677)	(713,555)	2.9
		(4,070,426)
Finland
Mandatum Oyj	(452,044)	(2,234,552)	8.9
France
Remy Cointreau SA	(17,957)	(1,029,221)	4.1
Rubis SCA	(105,813)	(2,765,551)	11.0
Sopra Steria Group	(4,853)	(902,231)	3.6
Worldline SA/France	(260,309)	(2,303,566)	9.1
		(7,000,569)
Germany
Aurubis AG	(369)	(28,957)	0.1
CompuGroup Medical SE & Co. KgaA, Class A	(124,792)	(2,984,142)	11.9
Fraport AG Frankfurt Airport Services Worldwide	(1,758)	(104,725)	0.4
Freenet AG, Class N	(54,654)	(1,686,207)	6.7
K&S AG, Class N, Registered Shares	(168,711)	(2,347,905)	9.3
Sixt SE	(934)	(75,850)	0.3
SMA Solar Technology AG	(11,155)	(155,963)	0.6
Suedzucker AG	(23,258)	(255,997)	1.0
		(7,639,746)
Israel
Big Shopping Centers Ltd.	(4,729)	(738,728)	2.9
Italy
Tamburi Investment Partners SpA	(18,507)	(162,473)	0.6
Japan
Advance Residence Investment Corp.	(1,000)	(920,381)	3.7
AEON Financial Service Co. Ltd.	(17,300)	(139,796)	0.6
Aeon Mall Co. Ltd.	(16,400)	(206,997)	0.8
AEON REIT Investment Corp.	(773)	(624,284)	2.5
Anycolor, Inc.	(94,500)	(1,932,251)	7.7
Aozora Bank Ltd.	(13,800)	(212,998)	0.8
ASKUL Corp.	(22,000)	(241,173)	1.0
Change Holdings, Inc.	(18,700)	(175,885)	0.7
Colowide Co Ltd.	(200)	(2,200)	0.0
Cover Corp.	(97,600)	(1,746,344)	6.9
Daiei Kankyo Co. Ltd.	(4,000)	(72,968)	0.3
Fujita Kanko, Inc.	(12,100)	(772,993)	3.1
Fujitsu General Ltd.	(76,000)	(1,348,431)	5.3
Security	Shares	Value	% of Basket Value
Japan (continued)
Hakuto Co. Ltd.	(6,400)	$(185,281)	0.7%
Hankyu Hanshin REIT, Inc.	(228)	(188,150)	0.7
HIS Co. Ltd.	(40,100)	(394,845)	1.6
Japan Investment Adviser Co. Ltd.	(21,000)	(170,328)	0.7
Japan Logistics Fund, Inc.	(2,265)	(1,311,635)	5.2
KeePer Technical Laboratory Co. Ltd.	(46,200)	(1,325,594)	5.3
Kureha Corp.	(4,100)	(73,597)	0.3
LIFENET INSURANCE CO.	(39,600)	(494,557)	2.0
Mars Group Holdings Corp.	(1,400)	(28,576)	0.1
Mitsui E&S Co. Ltd.	(349,100)	(3,536,585)	14.0
Mori Hills REIT Investment Corp.	(91)	(73,614)	0.3
Namura Shipbuilding Co. Ltd.	(70,400)	(903,908)	3.6
Nippon Carbon Co. Ltd.	(3,100)	(85,933)	0.3
Nippon Paper Industries Co. Ltd.	(59,100)	(337,416)	1.3
Okinawa Cellular Telephone Co.	(3,400)	(93,357)	0.4
PKSHA Technology, Inc.	(14,400)	(330,811)	1.3
Sangetsu Corp.	(6,600)	(122,667)	0.5
Seikitokyu Kogyo Co. Ltd.	(27,500)	(273,334)	1.1
Septeni Holdings Co. Ltd.	(205,500)	(526,791)	2.1
Seven Bank Ltd.	(70,300)	(139,436)	0.5
Stanley Electric Co. Ltd.	(11,300)	(188,495)	0.7
Star Asia Investment Corp.	(1,036)	(345,086)	1.4
Sundrug Co. Ltd.	(33,300)	(901,175)	3.6
Takara Leben Real Estate Investment Corp	(130)	(74,203)	0.3
Tama Home Co. Ltd.	(15,500)	(328,132)	1.3
Toridoll Holdings Corp.	(25,300)	(613,736)	2.4
Tsuruha Holdings, Inc.	(6,200)	(379,458)	1.5
Welcia Holdings Co. Ltd.	(44,600)	(641,899)	2.5
Workman Co. Ltd.	(51,900)	(1,452,803)	5.8
Yamae Group Holdings Co. Ltd.	(13,200)	(171,448)	0.7
		(24,089,551)
Luxembourg
RTL Group SA	(1,509)	(46,112)	0.2
Netherlands
Corbion NV, Class C	(3,316)	(77,418)	0.3
Fugro NV	(98,803)	(1,577,082)	6.3
PostNL NV	(668,694)	(680,507)	2.7
Redcare Pharmacy NV	(19,515)	(2,446,826)	9.7
		(4,781,833)
New Zealand
Fletcher Building Ltd.	(426,488)	(684,758)	2.7
Norway
Leroy Seafood Group ASA	(58,501)	(290,213)	1.1
Norwegian Air Shuttle ASA	(306,480)	(292,735)	1.2
		(582,948)
Portugal
REN - Redes Energeticas Nacionais SGPS SA	(40,272)	(99,223)	0.4
Singapore
UMS Integration Ltd.	(343,800)	(264,808)	1.0
Venture Corp. Ltd.	(83,600)	(775,842)	3.1
		(1,040,650)
Spain
Laboratorios Farmaceuticos Rovi SA	(2,199)	(148,503)	0.6
Sweden
Cibus Nordic Real Estate AB	(94,189)	(1,527,318)	6.1
Hexatronic Group AB	(34,070)	(111,224)	0.4

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Sweden (continued)
Lindab International AB	(80,403)	$(1,435,871)	5.7%
Sectra AB	(83,969)	(1,921,824)	7.6
Vitec Software Group AB, Class B	(1,458)	(76,925)	0.3
		(5,073,162)
Switzerland
Allreal Holding AG, Class N, Registered Shares	(427)	(79,944)	0.3
Aryzta AG	(258,804)	(511,745)	2.0
St Galler Kantonalbank AG, Class N, Registered Shares	(1,298)	(642,269)	2.6
Vontobel Holding AG, Class N, Registered Shares	(1,329)	(98,204)	0.4
		(1,332,162)
United Kingdom
Greatland Gold PLC	(825,119)	(77,753)	0.3
Pennon Group PLC	(1,131)	(8,084)	0.1
SigmaRoc PLC	(673,761)	(607,343)	2.4
		(693,180)
United States
Applied Digital Corp.	(16,224)	(115,515)	0.5
CECO Environmental Corp.	(6,633)	(187,847)	0.7
Daktronics, Inc.	(27,063)	(444,104)	1.8
Energy Fuels, Inc.	(49,507)	(261,271)	1.0
Innodata, Inc.	(603)	(22,359)	0.1
LSI Industries, Inc.	(3,517)	(74,103)	0.3
Oklo, Inc., Class A	(86,593)	(3,603,135)	14.3
Perpetua Resources Corp.	(7,564)	(88,997)	0.4
Tarsus Pharmaceuticals, Inc.	(14,974)	(805,002)	3.2
Thermon Group Holdings, Inc.	(1,182)	(32,718)	0.1
		(5,635,051)
Rights
Spain
Sacyr SA, (Expires 02/12/25, Strike Price EUR	(43,479)	(3,676)	0.0
Total Reference Entity — Short		(96,296,864)
Net Value of Reference Entity — Morgan Stanley & Co, Inc.		$(25,188,901)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co, Inc. as of period end, termination dates 01/04/27 - 01/06/27:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
AGL Energy Ltd.	332,985	$2,368,616	106.6%
Pro Medicus Ltd.	18,024	3,084,552	138.8
Qantas Airways Ltd.	571,241	3,310,263	149.0
QBE Insurance Group Ltd.	5,771	74,491	3.4
Santos Ltd.	484,307	2,097,027	94.4
Sonic Healthcare Ltd.	23,478	412,455	18.6
Security	Shares	Value	% of Basket Value
Australia (continued)
South32 Ltd.	925,649	$1,900,680	85.5%
Technology One Ltd.	119,677	2,275,446	102.4
Transurban Group	81,677	672,780	30.3
		16,196,310
Canada
Alamos Gold, Inc., Class A	41,241	862,362	38.8
Barrick Gold Corp.	61,895	1,011,886	45.5
Canadian National Railway Co.	33,767	3,527,372	158.8
Canadian Natural Resources Ltd.	41,747	1,268,194	57.1
CCL Industries, Inc., Class B	69,622	3,458,226	155.7
CGI, Inc.	14,880	1,754,148	79.0
Colliers International Group, Inc.	7,498	1,066,853	48.0
Finning International, Inc.	70,285	1,755,009	79.0
FirstService Corp.	15,381	2,797,229	125.9
George Weston Ltd.	9,966	1,540,484	69.3
Great-West Lifeco, Inc.	71,896	2,324,556	104.6
Hudbay Minerals, Inc.	66,699	549,801	24.7
IGM Financial, Inc.	14,660	470,359	21.2
Kinross Gold Corp.	575,475	6,481,939	291.7
Magna International, Inc.	36,768	1,457,716	65.6
Northland Power, Inc.	203,638	2,383,378	107.3
Pembina Pipeline Corp.	69,829	2,520,542	113.4
TELUS Corp.	497,756	7,219,662	325.0
		42,449,716
China
Prosus NV	59,537	2,274,166	102.4
Denmark
AP Moller - Maersk A/S, Class A	395	571,622	25.7
AP Moller - Maersk A/S, Class B	2,373	3,504,631	157.7
Vestas Wind Systems A/S	54,539	750,164	33.8
		4,826,417
Finland
Kesko OYJ, Class B	3,549	68,075	3.1
Wartsila OYJ Abp	87,516	1,653,194	74.4
		1,721,269
France
AXA SA	3,611	136,991	6.2
BNP Paribas SA	81,673	5,579,056	251.1
Bouygues SA	47,341	1,504,799	67.7
Bureau Veritas SA	83,500	2,609,512	117.5
Capgemini SE	11,910	2,164,241	97.4
Carrefour SA	43,254	616,256	27.7
Cie Generale des Etablissements Michelin SCA	51,372	1,786,564	80.4
Credit Agricole SA	52,721	793,683	35.7
Engie SA	11,658	192,449	8.7
Gaztransport Et Technigaz SA	994	151,844	6.8
Gecina SA	27,609	2,695,342	121.3
Ipsen SA	5,996	740,155	33.3
La Francaise des Jeux SACA, Class A	3,432	130,408	5.9
Legrand SA	12,408	1,265,031	56.9
Nexans SA	3,555	346,880	15.6
Veolia Environnement SA	56,346	1,607,770	72.4
		22,320,981
Germany
Commerzbank AG	5,971	115,294	5.2
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Germany (continued)
Deutsche Bank AG, Class N, Registered Shares	93,536	$1,830,765	82.4%
E.ON SE, Class N	148,559	1,759,654	79.2
Fresenius SE & Co. KGaA	45,637	1,746,323	78.6
Henkel AG & Co KGaA	9,696	748,990	33.7
Infineon Technologies AG, Class N	16,197	532,533	24.0
Merck KGaA	6,068	915,979	41.2
Symrise AG, Class A	9,788	1,002,233	45.1
		8,651,771
Hong Kong
Sun Hung Kai Properties Ltd.	138,000	1,233,629	55.5
WH Group Ltd.	239,000	186,443	8.4
		1,420,072
Ireland
Bank of Ireland Group PLC	86,618	860,652	38.7
Israel
Nice Ltd.	4,913	821,226	37.0
Italy
Banca Monte dei Paschi di Siena SpA	15,175	97,230	4.4
Intesa Sanpaolo SpA	323,574	1,400,535	63.0
Poste Italiane SpA	9,493	144,062	6.5
UniCredit SpA	45,439	2,086,707	93.9
		3,728,534
Luxembourg
ArcelorMittal SA	105,153	2,620,952	118.0
Netherlands
Arcadis NV	8,003	456,896	20.6
Euronext NV	54,470	6,326,532	284.7
EXOR NV	37,763	3,577,980	161.0
Heineken NV	787	54,679	2.5
ING Groep NV	223,023	3,706,840	166.8
		14,122,927
Norway
Aker BP ASA	65,593	1,369,086	61.6
Telenor ASA	421,858	5,158,291	232.2
		6,527,377
Singapore
Singapore Telecommunications Ltd.	1,979,200	4,835,902	217.7
STMicroelectronics NV	42,895	958,315	43.1
		5,794,217
Spain
ACS Actividades de Construccion y Servicios SA	1,393	70,923	3.2
Banco Santander SA	1,821,687	9,335,242	420.1
Telefonica SA	912,169	3,716,446	167.3
		13,122,611
Sweden
Assa Abloy AB, Class B	88,757	2,719,187	122.4
Essity AB	126,498	3,203,659	144.2
Fastighets AB Balder, Class B	631,136	4,490,965	202.1
		10,413,811
Switzerland
ABB Ltd., Class N, Registered Shares	28,290	1,540,458	69.3
Accelleron Industries AG	105,135	5,254,137	236.5
Belimo Holding AG, Registered Shares	8,052	5,875,854	264.5
Security	Shares	Value	% of Basket Value
Switzerland (continued)
DSM-Firmenich AG	26,403	$2,695,465	121.3%
Givaudan SA, Class N, Registered Shares	488	2,136,323	96.1
Schindler Holding AG, Class N, Registered Shares	463	130,213	5.9
17,632,450
Turkey
Eldorado Gold Corp.	27,158	413,345	18.6
United Kingdom
CK Hutchison Holdings Ltd.	9,500	47,839	2.2
United States
Novartis AG, Class N, Registered Shares	6,226	651,718	29.3
Roche Holding AG	1,068	355,169	16.0
1,006,887
Preferred Stocks
Germany
Henkel AG & Co KGaA	35,861	3,133,170	141.0
Total Reference Entity — Long		180,106,700
Reference Entity — Short
Common Stocks
Australia
APA Group	(1,365,492)	(5,758,598)	(259.2)
Coles Group Ltd.	(411,725)	(4,962,917)	(223.4)
Endeavour Group Ltd.	(162,009)	(422,598)	(19.0)
Medibank Pvt Ltd.	(258,079)	(636,349)	(28.6)
National Australia Bank Ltd.	(464,110)	(11,436,436)	(514.7)
Suncorp Group Ltd.	(12,195)	(156,353)	(7.0)
Telstra Group Ltd.	(123,334)	(301,106)	(13.6)
Treasury Wine Estates Ltd.	(31,227)	(207,160)	(9.3)
Westpac Banking Corp.	(408,400)	(8,473,823)	(381.4)
WiseTech Global Ltd.	(20,839)	(1,577,569)	(71.0)
Woolworths Group Ltd.	(234,207)	(4,403,444)	(198.2)
(38,336,353)
Belgium
D’ieteren Group	(3,755)	(629,853)	(28.3)
Canada
AltaGas Ltd.	(76,672)	(1,769,415)	(79.6)
ATS Corp.	(52,202)	(1,411,952)	(63.5)
Boyd Group Services, Inc.	(10,144)	(1,663,620)	(74.9)
Brookfield Asset Management Ltd., Class A	(15,219)	(910,826)	(41.0)
Canadian Imperial Bank of Commerce	(56,658)	(3,569,023)	(160.6)
Canadian Pacific Kansas City Ltd.	(64,782)	(5,148,327)	(231.7)
Capstone Copper Corp.	(137,367)	(769,372)	(34.6)
Descartes Systems Group, Inc.	(8,390)	(971,170)	(43.7)
Dollarama, Inc.	(2,407)	(227,774)	(10.3)
Element Fleet Management Corp.	(69,746)	(1,370,109)	(61.7)
Fortis, Inc.	(44,067)	(1,876,869)	(84.5)
Methanex Corp.	(3,457)	(180,277)	(8.1)
National Bank of Canada	(16,544)	(1,468,339)	(66.1)
NexGen Energy Ltd.	(240,904)	(1,573,041)	(70.8)
Open Text Corp.	(55,220)	(1,624,665)	(73.1)
Quebecor, Inc., Class B	(106,075)	(2,354,546)	(106.0)
RB Global, Inc.	(54,092)	(4,836,588)	(217.7)
Rogers Communications, Inc., Class B	(12,875)	(353,645)	(15.9)
Royal Bank of Canada	(18,018)	(2,196,600)	(98.9)

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Canada (continued)
South Bow Corp.	(55,434)	$(1,326,587)	(59.7)%
Tourmaline Oil Corp.	(43,719)	(1,991,699)	(89.6)
WSP Global, Inc.	(41,396)	(7,024,802)	(316.2)
(44,619,246)
Chad
Ivanhoe Mines Ltd., Class A	(98,808)	(1,061,267)	(47.8)
Denmark
Carlsberg A/S, Class B	(3,119)	(326,687)	(14.7)
DSV A/S	(12,508)	(2,491,771)	(112.2)
Orsted A/S	(11,473)	(442,405)	(19.9)
Rockwool A/S, Class B	(171)	(60,554)	(2.7)
Zealand Pharma A/S	(8,158)	(828,986)	(37.3)
(4,150,403)
France
Accor SA	(44,898)	(2,308,193)	(103.9)
Airbus SE	(25,791)	(4,461,106)	(200.8)
Cie de Saint-Gobain SA	(6,809)	(638,503)	(28.7)
EssilorLuxottica SA	(11,962)	(3,283,074)	(147.8)
Eurazeo SE	(37,929)	(3,131,159)	(140.9)
Orange SA	(356,250)	(3,831,292)	(172.5)
Pernod Ricard SA	(58,808)	(6,716,418)	(302.3)
Renault SA	(117,422)	(6,028,179)	(271.3)
Sartorius Stedim Biotech	(13,712)	(3,161,697)	(142.3)
Thales SA	(1,334)	(215,942)	(9.7)
(33,775,563)
Germany
Daimler Truck Holding AG	(95,143)	(4,189,854)	(188.6)
Hong Kong
Hong Kong & China Gas Co. Ltd.	(435,000)	(333,988)	(15.0)
MTR Corp. Ltd.	(63,500)	(199,068)	(9.0)
(533,056)
Italy
Enel SpA	(99,364)	(706,248)	(31.8)
Iveco Group NV	(9,405)	(114,469)	(5.1)
Leonardo SpA	(6,522)	(203,757)	(9.2)
Nexi SpA	(77,092)	(391,500)	(17.6)
Ryanair Holdings PLC	(9,360)	(196,267)	(8.8)
(1,612,241)
Japan
BayCurrent, Inc.	(2,900)	(123,662)	(5.6)
Cosmos Pharmaceutical Corp.	(5,700)	(266,774)	(12.0)
Food & Life Cos Ltd.	(12,400)	(277,394)	(12.5)
Japan Real Estate Investment Corp.	(617)	(434,690)	(19.6)
Kadokawa Corp.	(41,700)	(882,287)	(39.7)
Kyushu Railway Co.	(1,900)	(46,202)	(2.1)
Maruwa Co. Ltd.	(500)	(122,420)	(5.5)
Mercari, Inc.	(86,200)	(1,040,854)	(46.8)
Mitsubishi Motors Corp.	(15,100)	(44,789)	(2.0)
Nintendo Co. Ltd.	(15,700)	(1,029,993)	(46.3)
Nippon Paint Holdings Co. Ltd.	(112,400)	(708,266)	(31.9)
SBI Sumishin Net Bank Ltd.	(41,100)	(1,252,459)	(56.4)
SG Holdings Co. Ltd.	(9,100)	(85,762)	(3.9)
Shinko Electric Industries Co. Ltd.	(6,900)	(260,174)	(11.7)
Socionext, Inc.	(21,300)	(330,091)	(14.8)
Square Enix Holdings Co. Ltd.	(8,000)	(324,264)	(14.6)
Toho Co. Ltd.	(6,500)	(292,935)	(13.2)
Security	Shares	Value	% of Basket Value
Japan (continued)
Tokyo Metro Co. Ltd.	(62,600)	$(698,988)	(31.5)%
Yamaha Motor Co. Ltd.	(49,700)	(415,771)	(18.7)
(8,637,775)
Luxembourg
Eurofins Scientific SE	(12,236)	(656,464)	(29.5)
Netherlands
Adyen NV	(257)	(414,828)	(18.7)
New Zealand
Infratil Ltd.	(233,955)	(1,479,560)	(66.6)
Portugal
Galp Energia SGPS SA	(348,348)	(5,830,009)	(262.4)
Singapore
Sembcorp Industries Ltd.	(85,800)	(350,963)	(15.8)
Singapore Airlines Ltd.	(138,200)	(644,688)	(29.0)
Singapore Technologies Engineering Ltd.	(61,700)	(218,987)	(9.9)
(1,214,638)
Spain
EDP Renovaveis SA	(27,520)	(257,475)	(11.6)
Industria de Diseno Textil SA	(219,428)	(11,910,690)	(536.1)
(12,168,165)
Switzerland
Banque Cantonale Vaudoise, Registered Shares	(3,913)	(394,881)	(17.8)
Lonza Group AG, Registered Shares	(2,359)	(1,495,823)	(67.3)
Sonova Holding AG, Registered Shares	(3,834)	(1,337,618)	(60.2)
Swiss Life Holding AG, Class N, Registered Shares	(6,080)	(4,963,956)	(223.4)
Swisscom AG, Class N, Registered Shares	(14,199)	(7,990,332)	(359.7)
VAT Group AG	(152)	(58,392)	(2.6)
(16,241,002)
United Kingdom
IAMGOLD Corp.	(285,354)	(1,774,934)	(79.9)
LondonMetric Property PLC	(119,884)	(275,797)	(12.4)
(2,050,731)
United States
International Paper Co.	(4,310)	(239,291)	(10.8)
Preferred Stocks
Germany
Bayerische Motoren Werke AG	(587)	(44,602)	(2.0)
Total Reference Entity — Short		(177,884,901)
Net Value of Reference Entity — Morgan Stanley & Co, Inc.		$2,221,799
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with SG Americas Securities LLC as of period end, termination date 08/12/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
Netwealth Group Ltd.	25,631	$495,463	1.8%
Austria
BAWAG Group AG	31,892	2,882,955	10.5
Belgium
Liberty Global Ltd.	38,474	442,836	1.6
Georgia
Bank of Georgia Group PLC	9,221	543,644	2.0
TBC Bank Group PLC	2,025	83,861	0.3
		627,505
India
WNS Holdings Ltd.	10,509	643,676	2.3
Ireland
Ardmore Shipping Corp.	6,791	80,609	0.3
Greencore Group PLC	39,358	94,770	0.3
		175,379
Israel
Cognyte Software Ltd.	67,769	630,929	2.3
Ituran Location and Control Ltd.	2,390	79,802	0.3
Radware Ltd.	71,756	1,596,571	5.8
		2,307,302
Japan
ACI Worldwide, Inc.	684,600	1,688,233	6.1
Aica Kogyo Co. Ltd.	3,500	73,031	0.3
Alfresa Holdings Corp.	6,200	84,872	0.3
Amano Corp.	21,100	551,926	2.0
Artience Co. Ltd.	5,400	107,427	0.4
Autobacs Seven Co. Ltd.	30,300	290,507	1.1
Azbil Corp.	196,100	1,477,162	5.4
Canon Marketing Japan, Inc.	2,500	82,104	0.3
Chugoku Electric Power Co., Inc.	147,200	819,872	3.0
CKD Corp.	73,200	1,191,052	4.3
Coca-Cola Bottlers Japan Holdings, Inc.	197,800	3,077,617	11.2
COMSYS Holdings Corp.	3,900	81,039	0.3
Dai-Dan Co. Ltd.	65,200	1,545,672	5.6
Daiwa Securities Living Investments Corp.	811	467,477	1.7
Daiwabo Holdings Co. Ltd.	36,000	700,618	2.5
DTS Corp.	41,300	1,126,434	4.1
EDION Corp.	89,300	1,054,375	3.8
Electric Power Development Co. Ltd., Class D	26,100	411,749	1.5
EXEO Group, Inc.	20,800	227,102	0.8
Fast Accounting Co. Ltd.	67,131	528,696	1.9
Fuji Kyuko Co. Ltd.	16,900	252,089	0.9
Fuji Media Holdings, Inc.	144,600	2,039,562	7.4
Fujimi, Inc.	17,300	243,397	0.9
GLP J-REIT	569	465,920	1.7
Goldwin, Inc.	2,300	121,319	0.4
Gunma Bank Ltd.	33,000	236,951	0.9
H2O Retailing Corp.	7,200	107,271	0.4
Hokkaido Electric Power Co., Inc.	351,600	1,789,935	6.5
Hokuriku Electric Power Co.	488,500	2,715,955	9.9
Security	Shares	Value	% of Basket Value
Japan (continued)
Ichigo, Inc.	113,700	$259,802	0.9%
Iida Group Holdings Co. Ltd.	29,200	442,291	1.6
Industrial & Infrastructure Fund Investment Corp.	641	478,708	1.7
INFRONEER Holdings, Inc.	37,800	284,953	1.0
Ito En Ltd.	20,800	458,966	1.7
Japan Metropolitan Fund Invest	1,117	679,990	2.5
Kaga Electronics Co. Ltd.	4,400	78,794	0.3
Kamigumi Co. Ltd.	33,400	727,670	2.6
Kandenko Co. Ltd.	6,400	102,433	0.4
Keio Corp.	181,000	4,578,906	16.7
Kewpie Corp.	10,100	196,268	0.7
Kinden Corp.	192,300	3,933,696	14.3
Kumagai Gumi Co. Ltd.	3,000	74,231	0.3
Kura Sushi, Inc.	202,300	3,585,286	13.0
Kurita Water Industries Ltd.	23,200	808,034	2.9
Kyokuto Kaihatsu Kogyo Co. Ltd.	4,600	71,580	0.3
Kyoritsu Maintenance Co. Ltd.	18,800	372,009	1.4
Kyushu Financial Group, Inc.	331,200	1,675,358	6.1
Lintec Corp.	18,400	344,071	1.3
Makino Milling Machine Co. Ltd.	32,700	2,442,836	8.9
Medipal Holdings Corp.	134,700	2,025,174	7.4
Morinaga & Co. Ltd.	45,200	779,117	2.8
Nagase & Co. Ltd.	50,000	939,146	3.4
NGK Insulators Ltd.	71,800	921,361	3.4
Nichias Corp.	2,400	78,552	0.3
Nippon Kayaku Co. Ltd.	15,200	124,399	0.5
NIPPON REIT Investment Corp.	155	81,326	0.3
Nishimatsu Construction Co. Ltd.	53,800	1,747,948	6.4
Nisshinbo Holdings, Inc.	17,200	98,402	0.4
North Pacific Bank Ltd.	39,700	134,180	0.5
NSD Co. Ltd.	66,400	1,401,964	5.1
NTN Corp.	601,800	963,954	3.5
Odakyu Electric Railway Co. Ltd.	470,700	4,464,550	16.2
Open Up Group, Inc.	13,400	162,787	0.6
Orix JREIT, Inc.	154	170,876	0.6
Royal Holdings Co. Ltd.	63,900	1,061,295	3.9
San-Ai Obbli Co. Ltd.	13,800	159,894	0.6
San-In Godo Bank Ltd.	10,400	88,896	0.3
Sanki Engineering Co. Ltd.	9,000	181,201	0.7
Santen Pharmaceutical Co. Ltd.	90,500	910,685	3.3
Seino Holdings Co. Ltd.	81,800	1,234,830	4.5
Senko Group Holdings Co. Ltd.	12,300	123,319	0.4
Shibaura Mechatronics Corp.	66,600	3,485,977	12.7
Shikoku Electric Power Co., Inc.	218,700	1,676,018	6.1
Sohgo Security Services Co. Ltd.	153,300	1,029,801	3.7
Sumitomo Heavy Industries Ltd.	61,500	1,267,374	4.6
Sumitomo Rubber Industries Ltd.	38,700	451,130	1.6
Suruga Bank Ltd.	199,600	1,551,519	5.6
Suzuken Co. Ltd.	35,600	1,111,195	4.0
Tadano Ltd.	46,900	347,535	1.3
Takuma Co. Ltd.	7,600	82,264	0.3
TBS Holdings, Inc.	16,700	454,350	1.7
TechMatrix Corp.	5,200	84,354	0.3
Tobu Railway Co. Ltd.	102,400	1,762,280	6.4
Toho Gas Co. Ltd.	8,600	215,855	0.8
Tokyo Century Corp.	9,800	94,850	0.3
Tomy Co. Ltd.	11,400	351,304	1.3
Toshiba TEC Corp.	18,600	407,904	1.5
Towa Corp.	129,700	1,710,351	6.2
Toyo Tanso Co. Ltd.	27,500	703,371	2.6
Transcosmos, Inc.	28,300	585,197	2.1

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
TV Asahi Holdings Corp.	12,600	$199,195	0.7%
Ushio, Inc.	16,700	223,904	0.8
Vision, Inc.	202,900	1,522,776	5.5
Yamaguchi Financial Group, Inc.	158,600	1,767,478	6.4
Yokohama Rubber Co. Ltd.	103,400	2,327,939	8.5
		86,423,023
Monaco
Scorpio Tankers, Inc.	120,723	5,748,829	20.9
Singapore
Grindr, Inc.	33,709	601,369	2.2
Switzerland
International Workplace Group PLC	214,315	455,245	1.7
Sportradar Group AG, Class A	23,478	492,568	1.8
		947,813
Tanzania, United Republic Of
Helios Towers PLC	71,140	83,796	0.3
United Kingdom
4imprint Group PLC	14,377	1,064,136	3.9
Ashmore Group PLC	378,433	797,672	2.9
Big Yellow Group PLC	7,942	94,042	0.3
Bytes Technology Group PLC	15,706	90,008	0.3
Clarkson PLC	32,765	1,732,519	6.3
Coats Group PLC	67,264	80,065	0.3
Computacenter PLC	60,267	1,744,082	6.4
Currys PLC	77,575	90,366	0.3
Derwent London PLC	46,798	1,137,867	4.1
Frasers Group PLC	229,123	1,798,973	6.5
Global Ship Lease, Inc., Class A	90,310	1,948,890	7.1
Hammerson PLC	48,257	170,646	0.6
Harbour Energy PLC	739,235	2,134,022	7.8
Inchcape PLC	182,149	1,516,422	5.5
Kier Group PLC	360,783	667,884	2.4
Lancashire Holdings Ltd.	72,787	585,713	2.1
Morgan Sindall Group PLC	3,818	173,539	0.6
Pets at Home Group Plc	267,616	749,906	2.7
Quilter PLC	467,496	939,609	3.4
Rotork PLC	941,376	4,060,137	14.8
Savills PLC	54,173	717,366	2.6
Shaftesbury Capital PLC	138,134	211,733	0.8
Softcat PLC	10,408	206,994	0.8
Spirent Communications PLC	728,055	1,668,217	6.1
THG PLC	211,927	107,525	0.4
Trustpilot Group PLC	90,274	372,729	1.4
Workspace Group PLC	91,334	530,178	1.9
		25,391,240
United States
10X Genomics, Inc.	82,779	1,241,685	4.5
A10 Networks, Inc.	4,298	84,284	0.3
ABM Industries, Inc.	45,007	2,401,573	8.7
Acadian Asset Management, Inc.	104,755	2,610,495	9.5
Adient PLC	115,452	2,012,328	7.3
Adtalem Global Education, Inc.	17,710	1,897,272	6.9
ADTRAN Holdings, Inc.	246,267	2,553,789	9.3
Advance Auto Parts, Inc.	13,885	673,422	2.4
Alarm.com Holdings, Inc.	11,516	698,676	2.5
Alexander & Baldwin, Inc.	48,455	864,922	3.1
Alphatec Holdings, Inc.	8,605	101,453	0.4
Security	Shares	Value	% of Basket Value
United States (continued)
Ambac Financial Group, Inc.	13,991	$162,715	0.6%
American Assets Trust, Inc.	124,657	3,026,672	11.0
Amneal Pharmaceuticals, Inc.	10,411	85,995	0.3
Andersons, Inc.	96,394	3,928,055	14.3
ANI Pharmaceuticals, Inc.	44,556	2,612,764	9.5
Anterix, Inc.	11,330	323,698	1.2
ASGN, Inc.	45,122	3,980,212	14.5
Atkore, Inc.	7,543	614,302	2.2
AtriCure, Inc.	133,235	5,312,079	19.3
Avient Corp.	65,535	2,811,451	10.2
Avis Budget Group, Inc.	24,767	2,221,600	8.1
Axcelis Technologies, Inc.	21,538	1,464,584	5.3
Axogen, Inc.	4,204	76,555	0.3
Axsome Therapeutics, Inc.	10,528	1,120,811	4.1
Balchem Corp.	5,653	904,254	3.3
Banc of California, Inc.	323,955	5,189,759	18.9
BancFirst Corp.	36,801	4,382,263	15.9
Bandwidth, Inc., Class A	4,311	76,606	0.3
Bar Harbor Bankshares	13,548	429,201	1.6
Belden, Inc.	47,377	5,517,999	20.1
Benchmark Electronics, Inc.	4,891	208,650	0.8
Black Hills Corp.	247,072	14,510,539	52.8
BlackLine, Inc.	10,889	695,263	2.5
BlueLinx Holdings, Inc.	26,649	2,872,229	10.4
BOK Financial Corp.	5,280	583,018	2.1
Boot Barn Holdings, Inc.	10,247	1,648,230	6.0
Bowhead Specialty Holdings, Inc.	20,415	660,017	2.4
BrightSpring Health Services, Inc.	3,941	93,008	0.3
Bristow Group, Inc.	17,545	585,477	2.1
Brookdale Senior Living, Inc.	15,519	71,853	0.3
Cal-Maine Foods, Inc.	9,177	990,198	3.6
Camden National Corp.	27,761	1,259,239	4.6
Camping World Holdings, Inc., Class A	47,104	1,087,631	4.0
Cargurus, Inc.	68,894	2,700,645	9.8
Carriage Services, Inc., Class A	7,591	310,851	1.1
Cars.com, Inc.	28,839	516,795	1.9
CBL & Associates Properties, Inc.	18,479	565,642	2.1
Century Communities, Inc.	16,700	1,275,546	4.6
Cerence, Inc.	247,677	3,086,055	11.2
Cinemark Holdings, Inc.	79,156	2,266,236	8.2
Clear Secure, Inc., Class A	7,981	188,910	0.7
CNA Financial Corp.	44,460	2,181,208	7.9
Coeur Mining, Inc.	14,243	94,004	0.3
Cohen & Steers, Inc.	55,054	4,879,436	17.7
Community Healthcare Trust, Inc.	15,199	301,396	1.1
Community Trust Bancorp, Inc.	38,521	2,061,259	7.5
Compass Minerals International, Inc.	139,143	1,622,407	5.9
Compass, Inc., Class A	200,315	1,452,284	5.3
Constellium SE	38,268	380,001	1.4
Construction Partners, Inc., Class A	6,442	517,937	1.9
COPT Defense Properties	13,639	401,532	1.5
CoreCivic, Inc.	22,348	457,240	1.7
CorVel Corp.	12,683	1,469,326	5.3
Coursera, Inc.	57,441	442,870	1.6
CRA International, Inc.	1,237	227,088	0.8
Credit Acceptance Corp.	3,518	1,786,335	6.5
CTO Realty Growth, Inc.	16,591	325,681	1.2
CTS Corp.	12,389	632,954	2.3
Delek US Holdings, Inc.	219,646	3,922,878	14.3
Digi International, Inc.	46,251	1,445,344	5.3
DigitalOcean Holdings, Inc.	10,147	420,898	1.5
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Diodes, Inc.	9,637	$568,390	2.1%
DNOW, Inc.	159,691	2,376,202	8.6
Dole PLC	148,114	2,017,313	7.3
Dorian LPG Ltd.	163,711	3,935,612	14.3
Dorman Products, Inc.	74,268	9,749,903	35.5
DoubleVerify Holdings, Inc.	30,732	633,387	2.3
DXC Technology Co.	93,375	2,028,105	7.4
DXP Enterprises, Inc.	12,168	1,232,497	4.5
Dynex Capital, Inc.	11,659	154,715	0.6
Encore Capital Group, Inc.	61,165	3,027,667	11.0
Energizer Holdings, Inc.	6,829	232,118	0.8
EnerSys	162,981	15,820,566	57.5
Enova International, Inc.	28,574	3,209,432	11.7
Envista Holdings Corp.	241,713	4,959,951	18.0
Ethan Allen Interiors, Inc.	93,588	2,903,100	10.6
EverQuote, Inc., Class A	93,680	1,892,336	6.9
Everus Construction Group, Inc.	39,105	2,690,815	9.8
Evolent Health, Inc., Class A	196,564	2,054,094	7.5
Extreme Networks, Inc.	13,502	213,467	0.8
EZCORP, Inc., Class A	21,819	262,046	1.0
FARO Technologies, Inc.	2,544	80,696	0.3
Federated Hermes, Inc., Class B	91,457	3,637,245	13.2
First Bancshares, Inc.	2,488	95,415	0.3
First Busey Corp.	37,509	910,719	3.3
First Financial Bankshares, Inc.	266,331	9,923,493	36.1
Five9, Inc.	20,559	842,713	3.1
Flagstar Financial, Inc.	893,682	10,572,258	38.4
Flushing Financial Corp.	11,280	157,356	0.6
Forestar Group, Inc.	5,758	137,386	0.5
Fortrea Holdings, Inc.	44,490	747,877	2.7
Frontdoor, Inc.	2,006	120,119	0.4
GATX Corp.	4,111	680,247	2.5
GCM Grosvenor, Inc., Class A	123,096	1,664,258	6.1
Genco Shipping & Trading Ltd.	208,943	3,021,316	11.0
Genie Energy Ltd., Class B	5,027	72,037	0.3
Getty Realty Corp.	189,278	5,869,511	21.3
Gladstone Commercial Corp.	70,548	1,143,583	4.2
Gogo, Inc.	9,455	79,800	0.3
Gorman-Rupp Co.	2,513	96,449	0.3
Graham Holdings Co, Class B	4,037	3,749,646	13.6
Grand Canyon Education, Inc.	6,537	1,148,159	4.2
Great Southern Bancorp, Inc.	2,739	161,026	0.6
Griffon Corp.	51,293	3,886,471	14.1
Hancock Whitney Corp.	62,728	3,747,371	13.6
Hanover Insurance Group, Inc.	2,304	352,719	1.3
Harmony Biosciences Holdings, Inc.	72,071	2,794,193	10.2
Health Catalyst, Inc.	15,200	85,576	0.3
HealthStream, Inc.	3,082	100,627	0.4
Helen of Troy Ltd.	22,014	1,360,025	4.9
Heritage Commerce Corp.	4,343	42,084	0.2
Horizon Bancorp, Inc.	4,597	77,184	0.3
ICF International, Inc.	8,149	951,070	3.5
IDT Corp., Class B	15,836	747,142	2.7
Independent Bank Corp.	7,938	288,943	1.0
Ingevity Corp.	6,403	290,376	1.1
International Bancshares Corp.	14,859	979,059	3.6
International Seaways, Inc.	68,384	2,663,557	9.7
Iridium Communications, Inc.	27,438	788,842	2.9
Itron, Inc.	19,722	2,117,354	7.7
John B Sanfilippo & Son, Inc.	2,828	204,578	0.7
Kadant, Inc.	4,256	1,587,062	5.8
Kontoor Brands, Inc.	1,530	140,530	0.5
Security	Shares	Value	% of Basket Value
United States (continued)
Ladder Capital Corp.	36,338	$407,349	1.5%
Lands’ End, Inc.	12,244	152,438	0.6
LendingClub Corp.	342,550	4,620,999	16.8
LendingTree, Inc.	4,177	187,673	0.7
Lindblad Expeditions Holdings, Inc.	88,808	1,129,638	4.1
LivaNova PLC	32,911	1,643,904	6.0
M/I Homes, Inc.	13,233	1,664,711	6.1
ManpowerGroup, Inc.	19,141	1,152,671	4.2
Marriott Vacations Worldwide Corp.	13,016	1,129,398	4.1
Matson, Inc.	76,177	10,805,707	39.3
MDU Resources Group, Inc.	176,473	3,144,749	11.4
Mercantile Bank Corp.	19,650	959,116	3.5
Methode Electronics, Inc.	158,057	1,789,205	6.5
Mueller Water Products, Inc., Class A	10,611	244,053	0.9
N-able, Inc.	134,380	1,302,142	4.7
Nabors Industries Ltd.	6,697	383,202	1.4
Navigator Holdings Ltd.	53,800	893,618	3.2
NETGEAR, Inc.	7,373	203,863	0.7
NetScout Systems, Inc.	31,395	748,457	2.7
NETSTREIT Corp.	412,743	5,976,519	21.7
Newell Brands, Inc.	181,819	1,810,917	6.6
NewMarket Corp.	2,076	1,033,890	3.8
Nicolet Bankshares, Inc.	3,129	350,855	1.3
Northeast Bank	2,821	285,485	1.0
Northfield Bancorp, Inc.	33,580	391,879	1.4
Northwestern Energy Group, Inc.	37,733	2,034,186	7.4
Oceaneering International, Inc.	139,374	3,463,444	12.6
OceanFirst Financial Corp.	35,036	629,247	2.3
Old Second Bancorp, Inc.	11,058	207,780	0.8
Omeros Corp.	8,909	76,796	0.3
Omnicell, Inc.	76,955	3,462,205	12.6
ONE Gas, Inc.	118,263	8,354,098	30.4
Orrstown Financial Services, Inc.	12,877	467,950	1.7
Otter Tail Corp.	59,676	4,597,439	16.7
PagerDuty, Inc.	671,013	12,427,161	45.2
Par Pacific Holdings, Inc.	67,541	1,129,286	4.1
Park National Corp.	1,784	302,763	1.1
PBF Energy, Inc., Class A	331,476	9,698,988	35.3
Peapack-Gladstone Financial Corp.	33,518	1,060,845	3.9
Pebblebrook Hotel Trust	6,926	90,938	0.3
Pediatrix Medical Group, Inc.	8,625	120,577	0.4
Pennant Group, Inc.	6,248	165,385	0.6
Peoples Bancorp, Inc.	12,019	392,420	1.4
Perella Weinberg Partners, Class A	79,403	2,050,185	7.5
Perimeter Solutions, Inc.	24,034	300,425	1.1
Phreesia, Inc.	2,844	80,940	0.3
Piedmont Office Realty Trust, Inc.	8,584	75,024	0.3
Plymouth Industrial REIT, Inc.	28,566	479,909	1.7
Power Integrations, Inc.	10,842	675,673	2.5
Primoris Services Corp.	54,675	4,197,400	15.3
PROG Holdings, Inc.	48,173	2,059,396	7.5
Progress Software Corp.	36,479	2,091,341	7.6
Progyny, Inc.	5,444	126,137	0.5
PROS Holdings, Inc.	25,577	604,129	2.2
Proto Labs, Inc.	32,679	1,363,695	5.0
QCR Holdings, Inc.	13,880	1,079,309	3.9
QuantumScape Corp., Class A	17,048	88,138	0.3
Rapid7, Inc.	49,808	1,918,604	7.0
Revolve Group, Inc.	20,000	631,600	2.3
REX American Resources Corp.	24,965	1,041,540	3.8
RingCentral, Inc., Class A	306,823	10,683,577	38.8
RLJ Lodging Trust	58,218	567,625	2.1

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Rush Enterprises, Inc., Class A	7,060	$428,895	1.6%
Ryerson Holding Corp.	35,876	802,187	2.9
Sabra Health Care REIT, Inc.	683,791	11,426,148	41.5
Safehold, Inc.	52,031	843,422	3.1
Sally Beauty Holdings, Inc.	615,593	6,691,496	24.3
ScanSource, Inc.	22,675	948,949	3.4
Select Medical Holdings Corp.	29,859	587,327	2.1
Sensient Technologies Corp.	47,437	3,581,968	13.0
Shutterstock, Inc.	4,662	137,622	0.5
Signet Jewelers Ltd.	2,058	121,895	0.4
SITE Centers Corp.	44,503	666,655	2.4
SkyWest, Inc.	24,810	3,000,025	10.9
SmartFinancial, Inc.	35,391	1,247,887	4.5
Southwest Gas Holdings, Inc.	96,675	7,219,689	26.3
Spectrum Brands Holdings, Inc.	6,764	571,964	2.1
STAAR Surgical Co.	39,371	952,384	3.5
Standard Motor Products, Inc.	5,612	174,084	0.6
Stellar Bancorp, Inc.	10,949	310,952	1.1
Stock Yards Bancorp, Inc.	30,711	2,263,708	8.2
Stratasys Ltd.	103,901	967,318	3.5
Strategic Education, Inc.	22,827	2,242,296	8.2
Supernus Pharmaceuticals, Inc.	27,191	1,043,319	3.8
Surgery Partners, Inc.	272,039	6,934,274	25.2
Synaptics, Inc.	26,677	2,264,877	8.2
Tandem Diabetes Care, Inc.	22,164	821,398	3.0
Tanger, Inc.	79,916	2,622,843	9.5
Teladoc Health, Inc.	74,067	752,521	2.7
Terex Corp.	95,501	4,592,643	16.7
Terns Pharmaceuticals, Inc.	275,687	1,229,564	4.5
Texas Capital Bancshares, Inc.	146,245	11,546,043	42.0
Tompkins Financial Corp.	15,463	1,083,492	3.9
Topgolf Callaway Brands Corp.	283,626	2,229,300	8.1
Transocean Ltd.	561,764	2,202,115	8.0
Travel & Leisure Co.	23,657	1,285,994	4.7
TriCo Bancshares	33,315	1,461,529	5.3
Tronox Holdings PLC	144,667	1,485,730	5.4
Turning Point Brands, Inc.	1,548	98,670	0.4
Tutor Perini Corp.	26,422	636,506	2.3
Ubiquiti, Inc.	4,990	2,013,665	7.3
Ultra Clean Holdings, Inc.	15,235	561,714	2.0
United Bankshares, Inc.	98,458	3,790,633	13.8
United Fire Group, Inc.	34,323	851,554	3.1
United Natural Foods, Inc.	120,162	3,573,618	13.0
Univest Financial Corp.	13,070	397,197	1.4
Urban Edge Properties	47,123	958,482	3.5
V2X, Inc.	30,041	1,566,037	5.7
Verint Systems, Inc.	42,290	1,073,320	3.9
Verra Mobility Corp., Class A	6,804	179,558	0.7
Visteon Corp.	14,401	1,210,548	4.4
Walker & Dunlop, Inc.	39,158	3,761,909	13.7
Washington Trust Bancorp, Inc.	52,545	1,721,900	6.3
WD-40 Co.	25,167	5,912,987	21.5
Weis Markets, Inc.	3,047	205,855	0.7
WesBanco, Inc.	18,500	648,240	2.4
Whitestone REIT	6,260	83,884	0.3
Willdan Group, Inc.	4,759	168,207	0.6
Winmark Corp.	870	338,943	1.2
WK Kellogg Co.	23,764	394,245	1.4
Security	Shares	Value	% of Basket Value
United States (continued)
Wolfspeed, Inc.	40,014	$245,286	0.9%
Wolverine World Wide, Inc.	50,837	1,135,190	4.1
World Kinect Corp.	5,702	161,196	0.6
488,297,822
Total Reference Entity — Long		615,069,008
Reference Entity — Short
Common Stocks
Bermuda
Conduit Holdings Ltd.	(89,025)	(501,041)	(1.8)
Hamilton Insurance Group Ltd., Class B	(128,936)	(2,466,546)	(9.0)
(2,967,587)
France
Canal SA	(67,484)	(153,750)	(0.6)
Germany
Sirius Real Estate Ltd.	(2,451,745)	(2,436,494)	(8.9)
Israel
Big Shopping Centers Ltd.	(485)	(75,763)	(0.3)
JFrog Ltd.	(16,545)	(575,104)	(2.1)
(650,867)
Italy
Stevanato Group SpA	(3,756)	(84,172)	(0.3)
Japan
Aeon Mall Co. Ltd.	(102,800)	(1,297,520)	(4.7)
AEON REIT Investment Corp.	(1,971)	(1,591,803)	(5.8)
Air Water, Inc.	(170,700)	(2,128,241)	(7.7)
Aozora Bank Ltd.	(192,900)	(2,977,344)	(10.8)
Chugoku Marine Paints Ltd.	(5,500)	(83,486)	(0.3)
Daicel Corp.	(328,100)	(2,903,249)	(10.6)
Daihen Corp.	(3,600)	(164,170)	(0.6)
Denka Co. Ltd.	(144,700)	(2,060,862)	(7.5)
Ezaki Glico Co. Ltd.	(3,300)	(99,496)	(0.4)
Ferrotec Holdings Corp.	(4,400)	(72,895)	(0.3)
Fujita Kanko, Inc.	(16,700)	(1,066,858)	(3.9)
Hachijuni Bank Ltd.	(169,200)	(1,107,342)	(4.0)
Hankyu Hanshin REIT, Inc.	(113)	(93,250)	(0.3)
Haseko Corp.	(40,300)	(528,977)	(1.9)
Heiwa Corp.	(5,300)	(79,653)	(0.3)
Heiwa Real Estate Co. Ltd.	(2,900)	(84,434)	(0.3)
Hino Motors Ltd.	(67,300)	(220,102)	(0.8)
Idec Corp.	(5,400)	(88,747)	(0.3)
Iwatani Corp.	(318,400)	(3,486,624)	(12.7)
Japan Excellent, Inc.	(101)	(81,626)	(0.3)
Japan Investment Adviser Co. Ltd.	(45,800)	(371,477)	(1.3)
JTEKT Corp.	(56,300)	(442,566)	(1.6)
KOMEDA Holdings Co. Ltd.	(5,100)	(90,729)	(0.3)
Konica Minolta, Inc.	(137,300)	(555,784)	(2.0)
Kotobuki Spirits Co. Ltd.	(12,100)	(176,818)	(0.6)
Kureha Corp.	(5,200)	(93,342)	(0.3)
Mani, Inc.	(9,600)	(89,311)	(0.3)
Mars Group Holdings Corp.	(3,600)	(73,481)	(0.3)
Maruichi Steel Tube Ltd.	(8,300)	(180,469)	(0.7)
Micronics Japan Co. Ltd.	(4,000)	(96,852)	(0.4)
Mitsubishi Logistics Corp.	(44,800)	(320,051)	(1.2)
Mitsuboshi Belting Ltd.	(4,200)	(106,340)	(0.4)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Mitsui E&S Co. Ltd.	(277,000)	$(2,806,170)	(10.2)%
Mitsui Fudosan Logistics Park, Inc.	(133)	(87,477)	(0.3)
Mitsui-Soko Holdings Co. Ltd.	(1,600)	(79,232)	(0.3)
Mizuno Corp.	(1,700)	(94,936)	(0.3)
Musashi Seimitsu Industry Co. Ltd.	(174,500)	(3,426,400)	(12.5)
Namura Shipbuilding Co. Ltd.	(157,100)	(2,017,103)	(7.3)
Nikkon Holdings Co. Ltd.	(7,000)	(101,867)	(0.4)
Nippon Paper Industries Co. Ltd.	(260,100)	(1,484,971)	(5.4)
Nisshin Seifun Group, Inc.	(7,400)	(83,218)	(0.3)
Nissui Corp.	(426,800)	(2,351,759)	(8.6)
Nomura Real Estate Master Fund, Inc.	(1,371)	(1,320,414)	(4.8)
NSK Ltd.	(42,900)	(186,221)	(0.7)
NTT UD REIT Investment Corp.	(169)	(143,885)	(0.5)
OBIC Business Consultants Co. Ltd.	(3,200)	(160,414)	(0.6)
Osaka Soda Co. Ltd.	(50,800)	(545,460)	(2.0)
Paramount Bed Holdings Co. Ltd.	(4,200)	(75,851)	(0.3)
Pasona Group, Inc.	(117,500)	(1,518,913)	(5.5)
Penta-Ocean Construction Co. Ltd.	(233,900)	(986,676)	(3.6)
Relo Group, Inc.	(15,200)	(186,297)	(0.7)
Seikitokyu Kogyo Co. Ltd.	(40,200)	(399,565)	(1.5)
Shin Nippon Air Technologies Co. Ltd.	(5,600)	(69,288)	(0.3)
Stanley Electric Co. Ltd.	(37,700)	(628,871)	(2.3)
Starts Corp., Inc.	(7,900)	(196,244)	(0.7)
Sundrug Co. Ltd.	(16,500)	(446,528)	(1.6)
Taiheiyo Cement Corp.	(88,600)	(2,231,408)	(8.1)
Takara Holdings, Inc.	(11,100)	(97,633)	(0.4)
Takara Leben Real Estate Investment Corp	(151)	(86,190)	(0.3)
Tokai Carbon Co. Ltd.	(197,400)	(1,099,385)	(4.0)
Tokyo Electron Device Ltd.	(8,300)	(167,458)	(0.6)
Tokyo Steel Manufacturing Co. Ltd.	(85,500)	(860,894)	(3.1)
Toyo Seikan Group Holdings Ltd.	(67,400)	(1,023,362)	(3.7)
Tsumura & Co.	(36,800)	(1,083,461)	(3.9)
UBE Corp.	(23,000)	(338,267)	(1.2)
United Urban Investment Corp.	(385)	(372,864)	(1.4)
Wacoal Holdings Corp.	(3,800)	(132,598)	(0.5)
Welcia Holdings Co. Ltd.	(47,800)	(687,955)	(2.5)
Yamada Holdings Co. Ltd.	(143,200)	(420,464)	(1.5)
Yamaha Corp.	(636,500)	(4,501,540)	(16.4)
Yamato Kogyo Co. Ltd.	(5,000)	(247,429)	(0.9)
Yodogawa Steel Works Ltd.	(7,900)	(286,060)	(1.0)
Yoshinoya Holdings Co. Ltd.	(4,200)	(79,641)	(0.3)
Zenkoku Hosho Co. Ltd.	(3,200)	(113,529)	(0.4)
(56,041,797)
Jersey
Ithaca Energy PLC	(52,155)	(81,222)	(0.3)
Luxembourg
RTL Group SA	(1,073)	(32,789)	(0.1)
Mexico
Borr Drilling Ltd.	(24,267)	(84,206)	(0.3)
Netherlands
OCI NV	(30,543)	(351,716)	(1.3)
PostNL NV	(20,000)	(20,354)	(0.0)
(372,070)
Norway
FLEX LNG Ltd.	(11,361)	(289,819)	(1.1)
Security	Shares	Value	% of Basket Value
Norway (continued)
Norwegian Air Shuttle ASA	(288,679)	$(275,733)	(1.0)%
Seadrill Ltd.	(11,444)	(413,815)	(1.5)
(979,367)
Singapore
Kulicke & Soffa Industries, Inc.	(25,743)	(1,141,702)	(4.1)
South Africa
Scatec ASA	(11,969)	(83,697)	(0.3)
South Korea
Nepes Ark Corp.	(17,347)	(648,454)	(2.3)
Sweden
Castellum AB	(178,860)	(1,939,884)	(7.1)
Hexatronic Group AB	(28,145)	(91,881)	(0.3)
(2,031,765)
Switzerland
Tecan Group AG, Class N, Registered Shares	(308)	(79,069)	(0.3)
Thailand
BKV Corp.	(73,040)	(1,789,480)	(6.5)
United Kingdom
Bodycote PLC	(35,506)	(279,831)	(1.0)
Close Brothers Group PLC	(29,680)	(117,540)	(0.4)
Crest Nicholson Holdings plc	(102,254)	(227,959)	(0.8)
Domino’s Pizza Group PLC	(424,920)	(1,582,682)	(5.8)
Dunelm Group PLC	(7,856)	(96,238)	(0.3)
Elementis PLC	(311,086)	(608,659)	(2.2)
ITV PLC	(2,833,372)	(2,598,637)	(9.4)
John Wood Group PLC	(1,063,806)	(955,624)	(3.5)
Morgan Advanced Materials PLC	(24,919)	(84,037)	(0.3)
Nomad Foods Ltd.	(95,486)	(1,705,380)	(6.2)
Playtech Plc	(63,447)	(578,209)	(2.1)
Premier Foods PLC	(296,097)	(689,471)	(2.5)
SigmaRoc PLC	(785,277)	(707,866)	(2.6)
Soho House & Co., Inc., Class A	(14,794)	(116,429)	(0.4)
Spire Healthcare Group PLC	(179,633)	(521,181)	(1.9)
Travis Perkins PLC	(45,379)	(399,285)	(1.5)
Victrex PLC	(5,823)	(71,622)	(0.3)
Yellow Cake PLC	(43,203)	(262,242)	(1.0)
(11,602,892)
United States
AAR Corp.	(7,760)	(525,818)	(1.9)
Academy Sports & Outdoors, Inc.	(74,260)	(3,884,541)	(14.1)
Acadia Realty Trust	(215,798)	(4,971,986)	(18.1)
ACV Auctions, Inc.	(18,229)	(385,726)	(1.4)
Aehr Test Systems	(93,271)	(1,056,760)	(3.8)
Agilysys, Inc.	(17,472)	(1,576,324)	(5.7)
Albany International Corp., Class A	(48,672)	(3,930,264)	(14.3)
Allegiant Travel Co.	(4,854)	(497,195)	(1.8)
Alpha & Omega Semiconductor Ltd.	(18,746)	(720,221)	(2.6)
American Eagle Outfitters, Inc.	(44,894)	(724,589)	(2.6)
American Superconductor Corp.	(30,019)	(788,599)	(2.9)
American Woodmark Corp.	(23,356)	(1,818,498)	(6.6)
Apollo Commercial Real Estate Finance, Inc.	(9,237)	(81,840)	(0.3)
Apple Hospitality REIT, Inc.	(47,046)	(726,390)	(2.6)
Applied Digital Corp.	(30,176)	(214,853)	(0.8)
Arbor Realty Trust, Inc.	(67,352)	(901,843)	(3.3)
Archer Aviation, Inc., Class A	(152,559)	(1,441,683)	(5.2)
Arcosa, Inc.	(19,081)	(1,932,905)	(7.0)

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Argan, Inc.	(1,921)	$(262,793)	(1.0)%
ARMOUR Residential REIT, Inc.	(85,971)	(1,617,974)	(5.9)
Array Technologies, Inc.	(904,086)	(6,626,950)	(24.1)
Artivion, Inc.	(113,387)	(3,510,462)	(12.8)
Ashland, Inc.	(90,562)	(5,749,781)	(20.9)
Associated Banc-Corp.	(96,179)	(2,417,940)	(8.8)
Astrana Health, Inc.	(35,887)	(1,323,154)	(4.8)
Atlanta Braves Holdings, Inc.	(48,012)	(1,860,465)	(6.8)
Atlantic Union Bankshares Corp.	(11,115)	(419,814)	(1.5)
Avadel Pharmaceuticals PLC, ADR	(145,229)	(1,147,309)	(4.2)
Avanos Medical, Inc.	(91,024)	(1,567,433)	(5.7)
Azenta, Inc.	(4,518)	(244,198)	(0.9)
B&G Foods, Inc.	(263,308)	(1,706,236)	(6.2)
Baldwin Insurance Group, Inc., Class A	(75,874)	(3,107,040)	(11.3)
Bancorp, Inc.	(101,891)	(6,221,464)	(22.6)
Bausch & Lomb Corp.	(62,950)	(1,092,183)	(4.0)
BJ’s Restaurants, Inc.	(47,183)	(1,707,553)	(6.2)
Blackbaud, Inc.	(40,248)	(3,105,133)	(11.3)
Blue Bird Corp.	(14,276)	(508,511)	(1.8)
Boston Beer Co., Inc., Class A	(5,421)	(1,358,882)	(4.9)
Braze, Inc., Class A	(39,475)	(1,815,061)	(6.6)
Brighthouse Financial, Inc.	(17,343)	(1,070,237)	(3.9)
BrightView Holdings, Inc.	(7,410)	(116,782)	(0.4)
Brink’s Co.	(12,075)	(1,126,960)	(4.1)
Bumble, Inc.	(32,185)	(261,020)	(0.9)
C3.ai, Inc.	(73,044)	(2,289,929)	(8.3)
Cable One, Inc.	(3,080)	(936,351)	(3.4)
Cadre Holdings, Inc.	(4,150)	(159,983)	(0.6)
Caleres, Inc.	(93,136)	(1,707,183)	(6.2)
California Resources Corp.	(5,281)	(259,825)	(0.9)
Calumet, Inc.	(3,530)	(62,516)	(0.2)
Cavco Industries, Inc.	(1,668)	(848,412)	(3.1)
CBIZ, Inc.	(79,094)	(6,787,056)	(24.7)
CECO Environmental Corp.	(58,750)	(1,663,800)	(6.1)
Centrus Energy Corp., Class A	(29,487)	(2,426,780)	(8.8)
Ceribell, Inc.	(4,485)	(103,200)	(0.4)
Cheesecake Factory, Inc.	(1,881)	(105,618)	(0.4)
Chimera Investment Corp.	(142,423)	(2,120,678)	(7.7)
Clarivate PLC	(85,877)	(465,453)	(1.7)
Collegium Pharmaceutical, Inc.	(6,955)	(223,395)	(0.8)
Columbia Sportswear Co.	(15,987)	(1,411,652)	(5.1)
Columbus McKinnon Corp.	(4,285)	(156,060)	(0.6)
CommScope Holding Co., Inc.	(228,485)	(1,153,849)	(4.2)
Community Financial System, Inc.	(41,784)	(2,738,106)	(10.0)
Concentrix Corp.	(76,200)	(3,983,736)	(14.5)
CONMED Corp.	(18,721)	(1,343,793)	(4.9)
Couchbase, Inc.	(124,041)	(2,200,487)	(8.0)
Cousins Properties, Inc.	(263,635)	(8,048,777)	(29.3)
Cracker Barrel Old Country Store, Inc.	(25,773)	(1,674,730)	(6.1)
Crane NXT Co.	(172,718)	(11,048,770)	(40.2)
Crescent Energy Co., Class A	(808,080)	(12,169,685)	(44.3)
Curbline Properties Corp.	(339,853)	(8,316,203)	(30.2)
Daktronics, Inc.	(150,642)	(2,472,035)	(9.0)
Dana, Inc.	(9,895)	(157,726)	(0.6)
DENTSPLY SIRONA, Inc.	(540,559)	(10,681,446)	(38.8)
DiamondRock Hospitality Co.	(18,503)	(162,456)	(0.6)
Diebold Nixdorf, Inc.	(74,643)	(3,231,295)	(11.8)
Dine Brands Global, Inc.	(34,459)	(1,046,864)	(3.8)
Dream Finders Homes, Inc., Class A	(58,975)	(1,360,553)	(4.9)
Driven Brands Holdings, Inc.	(65,914)	(1,088,240)	(4.0)
Easterly Government Properties, Inc.	(46,432)	(527,468)	(1.9)
Eastern Bankshares, Inc.	(14,818)	(272,058)	(1.0)
Security	Shares	Value	% of Basket Value
United States (continued)
Ecovyst, Inc.	(103,450)	$(802,772)	(2.9)%
Edgewell Personal Care Co.	(25,354)	(844,288)	(3.1)
Enerpac Tool Group Corp., Class A	(15,096)	(682,188)	(2.5)
Enovix Corp.	(35,651)	(429,951)	(1.6)
EPR Properties	(3,144)	(144,938)	(0.5)
Expro Group Holdings NV	(87,801)	(1,108,927)	(4.0)
Figs, Inc., Class A	(83,293)	(473,937)	(1.7)
First Advantage Corp.	(26,523)	(500,754)	(1.8)
First Financial Bancorp	(4,548)	(127,435)	(0.5)
First Hawaiian, Inc.	(76,703)	(2,118,537)	(7.7)
First Watch Restaurant Group, Inc.	(3,989)	(83,689)	(0.3)
Flowers Foods, Inc.	(23,562)	(460,637)	(1.7)
Fluence Energy, Inc., Class A	(27,990)	(364,150)	(1.3)
Forward Air Corp.	(5,777)	(186,308)	(0.7)
Four Corners Property Trust, Inc.	(5,711)	(156,653)	(0.6)
Franklin Electric Co., Inc.	(21,811)	(2,180,882)	(7.9)
Fresh Del Monte Produce, Inc.	(88,931)	(2,711,506)	(9.9)
Frontier Group Holdings, Inc.	(227,425)	(1,917,193)	(7.0)
GeneDx Holdings Corp., Class A	(44,010)	(3,294,148)	(12.0)
Global Business Travel Group, Inc., Class A	(77,736)	(685,632)	(2.5)
Green Brick Partners, Inc.	(45,743)	(2,766,079)	(10.1)
Greif, Inc., Class A	(48,823)	(2,988,944)	(10.9)
Grid Dynamics Holdings, Inc.	(14,964)	(338,037)	(1.2)
Guardian Pharmacy Services, Inc., Class A	(4,098)	(93,475)	(0.3)
Guess?, Inc.	(6,170)	(79,655)	(0.3)
Hanesbrands, Inc.	(181,785)	(1,476,094)	(5.4)
Harley-Davidson, Inc.	(224,152)	(6,065,553)	(22.1)
Harmonic, Inc.	(107,540)	(1,213,051)	(4.4)
Hayward Holdings, Inc.	(303,445)	(4,569,882)	(16.6)
HB Fuller Co.	(41,897)	(2,644,958)	(9.6)
Hecla Mining Co.	(53,294)	(302,710)	(1.1)
Hillenbrand, Inc.	(3,293)	(111,929)	(0.4)
Horace Mann Educators Corp.	(1,929)	(74,517)	(0.3)
Huron Consulting Group, Inc.	(11,529)	(1,461,647)	(5.3)
Hyster-Yale, Inc., Class A	(7,201)	(384,677)	(1.4)
Ibotta, Inc., Class A	(25,269)	(1,832,002)	(6.7)
Ingles Markets, Inc., Class A	(4,767)	(315,671)	(1.1)
Ingram Micro Holding Corp.	(22,560)	(526,099)	(1.9)
Innodata, Inc.	(3,487)	(129,298)	(0.5)
Innospec, Inc.	(6,133)	(695,176)	(2.5)
Innovex International, Inc.	(61,327)	(955,475)	(3.5)
Insperity, Inc.	(2,383)	(178,749)	(0.6)
Intapp, Inc.	(29,722)	(2,118,881)	(7.7)
Integer Holdings Corp.	(19,503)	(2,773,717)	(10.1)
Integra LifeSciences Holdings Corp.	(82,151)	(2,144,141)	(7.8)
Integral Ad Science Holding Corp.	(22,582)	(237,337)	(0.9)
InterDigital, Inc.	(7,510)	(1,374,180)	(5.0)
Interparfums, Inc.	(6,699)	(944,693)	(3.4)
Invesco Mortgage Capital, Inc.	(982,563)	(8,312,483)	(30.2)
iRhythm Technologies, Inc.	(10,020)	(1,090,677)	(4.0)
J & J Snack Foods Corp.	(11,190)	(1,535,604)	(5.6)
Jack in the Box, Inc.	(4,765)	(186,740)	(0.7)
JELD-WEN Holding, Inc.	(65,553)	(584,733)	(2.1)
JetBlue Airways Corp.	(574,909)	(3,782,901)	(13.8)
John Wiley & Sons, Inc., Class A	(23,835)	(975,567)	(3.5)
Kennametal, Inc.	(12,114)	(290,130)	(1.1)
Kohl’s Corp.	(57,602)	(760,922)	(2.8)
Korn Ferry	(7,254)	(513,075)	(1.9)
Kratos Defense & Security Solutions, Inc.	(52,047)	(1,736,808)	(6.3)
Krispy Kreme, Inc.	(13,595)	(123,307)	(0.4)
Kura Sushi USA, Inc., Class A	(3,031)	(242,480)	(0.9)
Legacy Housing Corp.	(2,972)	(76,232)	(0.3)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Lemonade, Inc.	(51,245)	$(1,703,384)	(6.2)%
Liberty Energy, Inc., Class A	(257,424)	(4,713,433)	(17.1)
Liberty Media Corp.-Liberty Live, Class C	(13,102)	(964,176)	(3.5)
Lions Gate Entertainment Corp., Class A	(19,872)	(155,995)	(0.6)
Liquidia Corp.	(25,817)	(367,376)	(1.3)
Littelfuse, Inc.	(44,370)	(10,576,033)	(38.5)
LSI Industries, Inc.	(22,756)	(479,469)	(1.7)
Macerich Co.	(283,932)	(5,900,107)	(21.5)
Madison Square Garden Entertainment Corp., Class A	(100,847)	(3,664,780)	(13.3)
Madison Square Garden Sports Corp., Class A	(4,694)	(1,032,070)	(3.8)
Maravai LifeSciences Holdings, Inc.	(193,035)	(951,663)	(3.5)
Marqeta, Inc., Class A	(109,182)	(420,351)	(1.5)
Masterbrand, Inc.	(6,293)	(108,995)	(0.4)
Maximus, Inc.	(39,119)	(2,945,270)	(10.7)
Medical Properties Trust, Inc.	(322,227)	(1,511,245)	(5.5)
Mercury Systems, Inc.	(19,344)	(806,451)	(2.9)
Mesa Laboratories, Inc.	(806)	(110,978)	(0.4)
MillerKnoll, Inc.	(175,425)	(3,936,537)	(14.3)
Mirion Technologies, Inc., Class A	(50,698)	(803,056)	(2.9)
Moneylion, Inc.	(25,972)	(2,259,045)	(8.2)
Moog, Inc., Class A	(1,660)	(301,556)	(1.1)
MSA Safety, Inc.	(15,816)	(2,605,370)	(9.5)
MSC Industrial Direct Co., Inc., Class A	(25,118)	(2,019,738)	(7.3)
MYR Group, Inc.	(11,618)	(1,644,760)	(6.0)
National Health Investors, Inc.	(15,534)	(1,058,021)	(3.8)
National Storage Affiliates Trust	(252,203)	(9,369,341)	(34.1)
Nelnet, Inc., Class A	(9,337)	(1,028,657)	(3.7)
Neogen Corp.	(200,924)	(2,302,589)	(8.4)
NeoGenomics, Inc.	(33,562)	(479,937)	(1.7)
Net Power, Inc., Class A	(23,064)	(198,120)	(0.7)
Northern Oil & Gas, Inc.	(22,231)	(799,204)	(2.9)
Novanta, Inc.	(2,913)	(435,960)	(1.6)
NPK International, Inc.	(130,739)	(904,714)	(3.3)
Ocular Therapeutix, Inc.	(28,134)	(216,632)	(0.8)
ODP Corp.	(24,382)	(551,033)	(2.0)
Oklo, Inc., Class A	(60,688)	(2,525,228)	(9.2)
Onestream, Inc.	(185,495)	(5,524,041)	(20.1)
Orchid Island Capital, Inc.	(218,881)	(1,827,656)	(6.6)
Ormat Technologies, Inc.	(119,447)	(7,662,525)	(27.9)
OSI Systems, Inc.	(56,254)	(11,050,536)	(40.2)
Outfront Media, Inc.	(28,205)	(518,972)	(1.9)
Oxford Industries, Inc.	(13,431)	(1,126,324)	(4.1)
Patrick Industries, Inc.	(22,769)	(2,211,781)	(8.0)
Patterson-UTI Energy, Inc.	(128,661)	(1,038,294)	(3.8)
Paycor HCM, Inc.	(301,419)	(6,670,402)	(24.3)
Peloton Interactive, Inc., Class A	(102,408)	(793,662)	(2.9)
Penguin Solutions, Inc.	(59,365)	(1,203,922)	(4.4)
PennyMac Financial Services, Inc., Class A	(56,076)	(5,870,596)	(21.3)
PennyMac Mortgage Investment Trust	(114,308)	(1,554,589)	(5.7)
Penske Automotive Group, Inc.	(14,863)	(2,461,759)	(9.0)
Phinia, Inc.	(8,885)	(452,158)	(1.6)
Photronics, Inc.	(236,490)	(5,436,905)	(19.8)
Portland General Electric Co.	(2,240)	(92,154)	(0.3)
Premier Financial Corp.	(33,858)	(942,268)	(3.4)
PriceSmart, Inc.	(31,749)	(2,888,207)	(10.5)
Radian Group, Inc.	(76,225)	(2,593,174)	(9.4)
RCI Hospitality Holdings, Inc.	(17,774)	(987,168)	(3.6)
Resideo Technologies, Inc.	(217,468)	(4,897,379)	(17.8)
Security	Shares	Value	% of Basket Value
United States (continued)
Reynolds Consumer Products, Inc.	(59,086)	$(1,631,364)	(5.9)%
RLI Corp.	(2,875)	(210,881)	(0.8)
Rogers Corp.	(937)	(87,188)	(0.3)
Rumble, Inc., Class A	(92,510)	(1,145,274)	(4.2)
Sable Offshore Corp., Class A	(229,175)	(5,713,333)	(20.8)
Safety Insurance Group, Inc.	(873)	(68,976)	(0.3)
Schneider National, Inc., Class B	(754)	(22,432)	(0.1)
Scotts Miracle-Gro Co.	(47,716)	(3,385,927)	(12.3)
Septerna, Inc.	(6,703)	(113,348)	(0.4)
Sezzle, Inc.	(5,211)	(1,219,426)	(4.4)
Shoals Technologies Group, Inc., Class A	(149,433)	(714,290)	(2.6)
SIGA Technologies, Inc.	(13,237)	(79,157)	(0.3)
Simply Good Foods Co.	(214,999)	(8,169,962)	(29.7)
SolarEdge Technologies, Inc.	(56,603)	(741,499)	(2.7)
Solaris Energy Infrastructure, Inc., Class A	(52,093)	(1,421,618)	(5.2)
Sonoco Products Co.	(152,477)	(7,264,004)	(26.4)
Sotera Health Co.	(13,258)	(181,767)	(0.7)
Sphere Entertainment Co., Class A	(92,982)	(4,332,961)	(15.8)
Spire, Inc.	(3,230)	(229,201)	(0.8)
Sprout Social, Inc., Class A	(44,617)	(1,457,637)	(5.3)
Standex International Corp.	(2,323)	(424,412)	(1.5)
Sunrun, Inc.	(67,887)	(614,377)	(2.2)
Sunstone Hotel Investors, Inc.	(622,434)	(7,052,177)	(25.6)
Tarsus Pharmaceuticals, Inc.	(51,203)	(2,752,673)	(10.0)
Telephone and Data Systems, Inc.	(144,152)	(5,095,773)	(18.5)
Thermon Group Holdings, Inc.	(9,095)	(251,750)	(0.9)
Tidewater, Inc.	(60,814)	(3,351,460)	(12.2)
Tootsie Roll Industries, Inc.	(24,853)	(771,934)	(2.8)
Transcat, Inc.	(1,409)	(108,521)	(0.4)
TransMedics Group, Inc.	(9,239)	(624,094)	(2.3)
TreeHouse Foods, Inc.	(28,100)	(970,012)	(3.5)
TripAdvisor, Inc.	(14,946)	(262,452)	(1.0)
Trupanion, Inc.	(13,286)	(630,288)	(2.3)
Two Harbors Investment Corp.	(451,657)	(5,758,627)	(20.9)
TXNM Energy, Inc.	(39,262)	(1,898,318)	(6.9)
Under Armour, Inc., Class A	(68,184)	(569,336)	(2.1)
United Community Banks, Inc.	(63,245)	(2,097,837)	(7.6)
United Parks & Resorts, Inc.	(60,261)	(3,167,318)	(11.5)
Upwork, Inc.	(9,845)	(155,157)	(0.6)
Uranium Energy Corp.	(151,239)	(1,067,747)	(3.9)
Urban Outfitters, Inc.	(28,616)	(1,585,899)	(5.8)
Veeco Instruments, Inc.	(19,179)	(486,763)	(1.8)
Victoria’s Secret & Co.	(41,941)	(1,524,975)	(5.5)
Vishay Intertechnology, Inc.	(302,564)	(5,122,409)	(18.6)
Vita Coco Co., Inc.	(16,128)	(603,832)	(2.2)
Vivid Seats, Inc., Class A	(17,852)	(76,764)	(0.3)
Vontier Corp.	(78,969)	(3,044,255)	(11.1)
VSE Corp.	(2,165)	(221,588)	(0.8)
Wabash National Corp.	(20,703)	(322,967)	(1.2)
Warrior Met Coal, Inc.	(44,443)	(2,345,257)	(8.5)
WaVe Life Sciences Ltd.	(161,948)	(1,873,738)	(6.8)
Wendy’s Co.	(175,805)	(2,607,188)	(9.5)
Werner Enterprises, Inc.	(9,819)	(354,466)	(1.3)
Western Union Co.	(250,295)	(2,583,044)	(9.4)
White Mountains Insurance Group Ltd.	(286)	(552,684)	(2.0)
Worthington Steel, Inc.	(45,252)	(1,314,571)	(4.8)
WSFS Financial Corp.	(12,902)	(722,512)	(2.6)
Xenia Hotels & Resorts, Inc.	(273,361)	(4,089,481)	(14.9)
Xometry, Inc., Class A	(204,821)	(6,802,105)	(24.7)

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
York Water Co.	(5,750)	$(177,848)	(0.6)%
Ziff Davis, Inc.	(122,696)	(6,612,087)	(24.0)
(506,309,036)
Total Reference Entity — Short		(587,570,416)
Net Value of Reference Entity — SG Americas Securities LLC		$27,498,592
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with SG Americas Securities LLC as of period end, termination date 08/12/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
Glencore PLC	3,812,577	$16,472,032	(123.2)%
Denmark
Ascendis Pharma A/S, ADR	2,243	293,070	(2.2)
Finland
Amer Sports, Inc.	8,700	278,139	(2.1)
Ireland
Accenture PLC, Class A	17,050	6,563,398	(49.1)
Israel
Camtek Ltd.	1,498	141,621	(1.1)
Check Point Software Technologies Ltd.	9,189	2,003,386	(15.0)
Wix.com Ltd.	17,683	4,224,292	(31.6)
		6,369,299
Japan
AGC, Inc.	5,800	167,558	(1.3)
Aisin Corp.	1,300	14,705	(0.1)
Amada Co. Ltd.	16,200	167,273	(1.3)
Asahi Group Holdings Ltd.	837,700	9,073,410	(67.9)
Astellas Pharma, Inc.	790,700	7,665,062	(57.3)
Bridgestone Corp.	68,800	2,467,918	(18.5)
Canon, Inc.	3,200	103,133	(0.8)
Concordia Financial Group Ltd.	31,500	182,902	(1.4)
Dai-ichi Life Holdings, Inc.	27,000	737,240	(5.5)
Daiwa Securities Group, Inc.	40,600	293,910	(2.2)
Denso Corp.	226,300	3,131,651	(23.4)
Dentsu Group, Inc.	69,300	1,605,471	(12.0)
DMG Mori Co. Ltd.	207,100	3,340,511	(25.0)
Eisai Co. Ltd.	80,100	2,372,733	(17.8)
Fujitsu Ltd.	106,700	2,063,552	(15.4)
Hirose Electric Co. Ltd.	5,700	681,344	(5.1)
Horiba Ltd.	5,000	313,367	(2.3)
Inpex Corp.	257,600	3,074,211	(23.0)
Isetan Mitsukoshi Holdings Ltd.	42,800	739,641	(5.5)
Japan Exchange Group, Inc.	124,600	1,316,547	(9.9)
Japan Tobacco, Inc.	41,700	1,062,342	(7.9)
Kakaku.com, Inc.	26,400	413,438	(3.1)
Kawasaki Kisen Kaisha Ltd.	73,000	923,794	(6.9)
Koito Manufacturing Co. Ltd.	131,000	1,722,606	(12.9)
Security	Shares	Value	% of Basket Value
Japan (continued)
Kubota Corp.	10,800	$135,468	(1.0)%
Kyocera Corp.	191,200	1,984,616	(14.8)
LY Corp.	1,482,600	4,330,567	(32.4)
Mazda Motor Corp.	317,100	2,168,133	(16.2)
Mitsubishi UFJ Financial Group, Inc.	956,200	12,092,478	(90.5)
Mitsui Chemicals, Inc.	12,300	269,732	(2.0)
Mitsui Fudosan Co. Ltd.	31,200	281,605	(2.1)
MS&AD Insurance Group Holdings, Inc.	175,900	3,647,093	(27.3)
Murata Manufacturing Co. Ltd.	779,300	12,243,421	(91.6)
NEC Corp.	14,500	1,438,093	(10.8)
Nexon Co. Ltd.	3,400	44,169	(0.3)
NIDEC Corp.	98,400	1,699,519	(12.7)
Nikon Corp.	15,900	170,345	(1.3)
NIPPON EXPRESS HOLDINGS, Inc.	570,200	9,241,833	(69.1)
Nomura Holdings, Inc.	342,200	2,224,774	(16.6)
Nomura Real Estate Holdings, Inc.	6,300	167,445	(1.3)
Nomura Research Institute Ltd.	59,400	2,006,961	(15.0)
Obic Co. Ltd.	4,300	128,421	(1.0)
Otsuka Corp.	18,100	408,059	(3.1)
Panasonic Holdings Corp.	293,800	2,997,852	(22.4)
Rakuten Group, Inc.	354,100	2,223,449	(16.6)
Recruit Holdings Co. Ltd.	14,500	1,011,986	(7.6)
Resonac Holdings Corp.	16,800	407,260	(3.0)
Rohm Co. Ltd.	157,900	1,503,794	(11.3)
Sekisui House Ltd.	8,000	183,864	(1.4)
Shimizu Corp.	97,100	841,884	(6.3)
Skylark Holdings Co. Ltd.	542,500	8,583,199	(64.2)
SMC Corp.	2,900	1,097,320	(8.2)
Sony Group Corp.	581,400	12,831,116	(96.0)
Sumitomo Chemical Co. Ltd.	92,800	200,737	(1.5)
Sumitomo Mitsui Financial Group, Inc.	315,500	7,774,897	(58.2)
Sumitomo Mitsui Trust Group, Inc.	80,400	2,021,683	(15.1)
Suntory Beverage & Food Ltd.	200	6,212	(0.0)
Takashimaya Co. Ltd.	224,700	1,907,678	(14.3)
Takeda Pharmaceutical Co. Ltd.	9,900	266,310	(2.0)
Terumo Corp.	288,600	5,418,149	(40.5)
Tokio Marine Holdings, Inc.	106,500	3,512,726	(26.3)
Tokyo Seimitsu Co. Ltd.	2,100	99,425	(0.7)
Tokyo Tatemono Co. Ltd.	591,400	9,120,045	(68.2)
Tokyu Fudosan Holdings Corp.	335,000	2,150,929	(16.1)
Ulvac, Inc.	72,000	2,831,635	(21.2)
Unicharm Corp.	19,200	149,948	(1.1)
USS Co. Ltd.	195,400	1,752,013	(13.1)
		167,211,162
Norway
Frontline PLC	8,792	152,277	(1.1)
Singapore
Sea Ltd., ADR	113,687	13,845,940	(103.6)
Switzerland
Sunrise Communications AG, ADR	148,960	7,407,781	(55.4)
TE Connectivity PLC	1,024	151,521	(1.2)
		7,559,302
United Kingdom
Admiral Group PLC	50,356	1,682,418	(12.6)
AstraZeneca PLC	89,745	12,598,005	(94.3)
BAE Systems PLC	188,670	2,851,978	(21.3)
British Land Co. PLC	348,410	1,620,492	(12.1)
Flutter Entertainment PLC	35,456	9,465,688	(70.8)
Halma PLC	101,520	3,803,069	(28.5)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United Kingdom (continued)
IG Group Holdings PLC	84,685	$1,069,959	(8.0)%
International Consolidated Airlines Group SA	3,115,153	12,990,420	(97.2)
Intertek Group PLC	33,557	2,116,391	(15.8)
J Sainsbury PLC	506	1,589	(0.0)
Johnson Matthey PLC	18,836	332,996	(2.5)
NatWest Group PLC	1,819,767	9,702,362	(72.6)
Next PLC	12,630	1,552,348	(11.6)
Rolls-Royce Holdings PLC	520,734	3,882,668	(29.0)
Smiths Group PLC	9,090	231,524	(1.7)
Taylor Wimpey PLC	423,297	626,902	(4.7)
Tesco PLC	98,531	453,478	(3.4)
United Utilities Group PLC	57,887	731,409	(5.5)
		65,713,696
United States
Abercrombie & Fitch Co., Class A	766	91,445	(0.7)
ACI Worldwide, Inc.	87,170	4,667,953	(34.9)
Adobe, Inc.	43,216	18,904,839	(141.4)
AECOM	55,133	5,813,224	(43.5)
Alcoa Corp.	76,496	2,701,839	(20.2)
Align Technology, Inc.	1,320	289,225	(2.2)
Alkermes PLC	35,818	1,129,342	(8.4)
Allegion plc	1,001	132,863	(1.0)
Alphabet, Inc., Class A	1,880	383,558	(2.9)
Amazon.com, Inc.	61,645	14,651,784	(109.6)
American Airlines Group, Inc.	308,314	5,216,673	(39.0)
American Tower Corp.	22,108	4,088,875	(30.6)
Amgen, Inc.	1,255	358,202	(2.7)
Amphenol Corp., Class A	25,059	1,773,676	(13.3)
Applied Materials, Inc.	40,255	7,259,989	(54.3)
AppLovin Corp., Class A	8,769	3,240,935	(24.2)
Aramark	34,383	1,337,843	(10.0)
Arrow Electronics, Inc.	30,035	3,500,579	(26.2)
AutoNation, Inc.	7,352	1,386,220	(10.4)
Axalta Coating Systems Ltd.	72,391	2,601,733	(19.5)
Badger Meter, Inc.	2,008	429,531	(3.2)
Bank of America Corp.	19,789	916,231	(6.9)
Bath & Body Works, Inc.	50,375	1,894,604	(14.2)
BellRing Brands, Inc.	25,669	1,985,497	(14.9)
Best Buy Co., Inc.	26,206	2,250,047	(16.8)
Biogen, Inc.	7,563	1,088,543	(8.1)
BioMarin Pharmaceutical, Inc.	15,844	1,003,876	(7.5)
Blueprint Medicines Corp.	3,538	398,131	(3.0)
Booz Allen Hamilton Holding Corp., Class A	6,402	825,858	(6.2)
BorgWarner, Inc.	314,603	10,035,836	(75.1)
Box, Inc., Class A	482,988	16,126,969	(120.7)
Brinker International, Inc.	62,293	11,335,457	(84.8)
Brixmor Property Group, Inc.	31,838	829,698	(6.2)
Brown & Brown, Inc.	34,234	3,582,930	(26.8)
CACI International, Inc., Class A	16,655	6,433,160	(48.1)
Caesars Entertainment, Inc.	63,940	2,305,037	(17.2)
Cardinal Health, Inc.	34,451	4,260,211	(31.9)
Carnival PLC	38,065	954,334	(7.1)
Cboe Global Markets, Inc.	6,403	1,308,325	(9.8)
CDW Corp.	9,561	1,903,978	(14.2)
Centene Corp.	151,859	9,723,532	(72.7)
Charles Schwab Corp.	45,721	3,782,041	(28.3)
Chevron Corp.	1,828	272,719	(2.0)
Ciena Corp.	2,620	228,307	(1.7)
Cigna Group	32,610	9,594,188	(71.8)
Cincinnati Financial Corp.	13,049	1,788,365	(13.4)
Security	Shares	Value	% of Basket Value
United States (continued)
Cintas Corp.	6,905	$1,384,936	(10.4)%
Cisco Systems, Inc.	209,923	12,721,334	(95.2)
Citizens Financial Group, Inc.	12,139	577,452	(4.3)
Clorox Co.	24,484	3,885,121	(29.1)
Colgate-Palmolive Co.	11,188	970,000	(7.3)
Comerica, Inc.	148,815	10,018,226	(74.9)
Comfort Systems USA, Inc.	21,861	9,547,792	(71.4)
Commerce Bancshares, Inc.	4,482	299,398	(2.2)
ConocoPhillips	6,763	668,387	(5.0)
Consolidated Edison, Inc.	108,222	10,144,730	(75.9)
Corcept Therapeutics, Inc.	114,833	7,684,624	(57.5)
CSW Industrials, Inc.	4,866	1,604,855	(12.0)
CubeSmart	366	15,262	(0.1)
Danaher Corp.	20,435	4,551,692	(34.1)
Delta Air Lines, Inc.	64,645	4,348,669	(32.5)
Devon Energy Corp.	94,398	3,218,972	(24.1)
Dollar General Corp.	68,105	4,839,541	(36.2)
DoorDash, Inc., Class A	18,900	3,568,887	(26.7)
Dover Corp.	730	148,686	(1.1)
Dow, Inc.	4,549	177,638	(1.3)
DR Horton, Inc.	9,759	1,384,802	(10.4)
Dropbox, Inc., Class A	75,101	2,414,497	(18.1)
DuPont de Nemours, Inc.	230,821	17,727,053	(132.6)
Eaton Corp PLC	5,794	1,891,393	(14.2)
Elevance Health, Inc.	11,181	4,424,322	(33.1)
EMCOR Group, Inc.	1,499	671,642	(5.0)
Encompass Health Corp.	89,194	8,854,288	(66.2)
EOG Resources, Inc.	20,004	2,516,303	(18.8)
EPAM Systems, Inc.	2,475	628,551	(4.7)
Equity LifeStyle Properties, Inc.	17,831	1,167,039	(8.7)
Essent Group Ltd.	5,430	316,298	(2.4)
Essential Properties Realty Trust, Inc.	114,303	3,669,126	(27.4)
Essex Property Trust, Inc.	5,362	1,525,864	(11.4)
Etsy, Inc.	561,242	30,817,798	(230.6)
Evercore, Inc., Class A	8,817	2,568,128	(19.2)
Expeditors International of Washington, Inc.	13,729	1,559,340	(11.7)
Fair Isaac Corp.	667	1,249,665	(9.3)
Federal Signal Corp.	29,545	2,904,569	(21.7)
Five Below, Inc.	2,057	192,905	(1.4)
Flex Ltd.	258,581	10,769,899	(80.6)
Floor & Decor Holdings, Inc., Class A	15,214	1,522,921	(11.4)
Flowserve Corp.	38,811	2,430,345	(18.2)
FMC Corp.	43,846	2,445,730	(18.3)
Fox Corp., Class A	66,438	3,400,297	(25.4)
Freeport-McMoRan, Inc.	94,125	3,374,381	(25.2)
General Dynamics Corp.	44,512	11,438,694	(85.6)
GLOBALFOUNDRIES, Inc.	4,659	193,209	(1.4)
Globant SA	5,720	1,220,190	(9.1)
Group 1 Automotive, Inc.	2,735	1,248,500	(9.3)
Guidewire Software, Inc.	20,463	4,323,218	(32.3)
Halliburton Co.	2,801	72,882	(0.5)
Hartford Financial Services Group, Inc.	25,705	2,867,393	(21.5)
Hasbro, Inc.	51,917	3,002,879	(22.5)
HCA Healthcare, Inc.	33,700	11,117,967	(83.2)
Illumina, Inc.	65,051	8,634,870	(64.6)
Immunovant, Inc.	184,381	4,008,443	(30.0)
Incyte Corp.	21,793	1,616,169	(12.1)
Ingredion, Inc.	116,510	15,896,624	(118.9)
Insight Enterprises, Inc.	53,017	9,158,687	(68.5)
Intel Corp.	337,691	6,561,336	(49.1)
Intercontinental Exchange, Inc.	72,301	11,555,869	(86.5)

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
International Flavors & Fragrances, Inc.	26,771	$2,331,486	(17.4)%
Invesco Ltd.	335,662	6,454,780	(48.3)
Invitation Homes, Inc.	1,857	57,846	(0.4)
Ionis Pharmaceuticals, Inc.	53,699	1,712,998	(12.8)
Iron Mountain, Inc.	2,445	248,339	(1.9)
Jabil, Inc.	110,271	17,909,113	(134.0)
Janus Henderson Group PLC	46,866	2,105,689	(15.8)
Jazz Pharmaceuticals PLC	26,209	3,259,613	(24.4)
Johnson Controls International PLC	5,020	391,560	(2.9)
Jones Lang LaSalle, Inc.	2,218	627,250	(4.7)
KB Home	48,850	3,277,835	(24.5)
Keysight Technologies, Inc.	33,158	5,913,729	(44.2)
Kirby Corp.	43,688	4,768,545	(35.7)
Kite Realty Group Trust	2,891	66,927	(0.5)
KLA Corp.	276	203,754	(1.5)
Kroger Co.	172,159	10,611,881	(79.4)
Lam Research Corp.	98,905	8,016,250	(60.0)
Lamar Advertising Co.	7,539	953,080	(7.1)
Lazard, Inc., Class A	79,361	4,314,858	(32.3)
Lear Corp.	31,616	2,974,749	(22.3)
Leidos Holdings, Inc.	11,437	1,624,397	(12.2)
Lennar Corp., Class A	34,608	4,541,954	(34.0)
Lincoln Electric Holdings, Inc.	39,515	7,854,792	(58.8)
Lithia Motors, Inc., Class A	2,708	1,018,479	(7.6)
Lockheed Martin Corp.	7,326	3,391,572	(25.4)
LyondellBasell Industries NV, Class A	191,834	14,521,834	(108.6)
Marathon Petroleum Corp.	107,721	15,696,027	(117.4)
Marsh & McLennan Cos, Inc.	34,367	7,453,515	(55.8)
Masco Corp.	25,859	2,050,102	(15.3)
MasTec, Inc.	82,241	11,932,347	(89.3)
Medpace Holdings, Inc.	8,931	3,118,259	(23.3)
Medtronic PLC	10,138	920,733	(6.9)
Meritage Homes Corp.	14,770	1,150,140	(8.6)
MGIC Investment Corp.	95,641	2,442,671	(18.3)
MGM Resorts International	15,940	549,611	(4.1)
Millrose Properties, Inc., Class A	15,961	176,529	(1.3)
Moderna, Inc.	18,593	732,936	(5.5)
Molina Healthcare, Inc.	51,455	15,972,147	(119.5)
Moody’s Corp.	7,629	3,810,228	(28.5)
Morgan Stanley	139,592	19,323,721	(144.6)
Motorola Solutions, Inc.	270	126,698	(0.9)
Nasdaq, Inc.	16,933	1,394,263	(10.4)
Natera, Inc.	3,110	550,221	(4.1)
NetApp, Inc.	27,353	3,339,801	(25.0)
Neurocrine Biosciences, Inc.	2,062	313,053	(2.3)
Newmont Corp.	56,362	2,407,785	(18.0)
Nexstar Media Group, Inc., Class A	821	125,794	(0.9)
Northrop Grumman Corp.	12,557	6,118,649	(45.8)
NOV, Inc.	414,736	5,992,935	(44.8)
Nucor Corp.	87,184	11,197,041	(83.8)
nVent Electric PLC	25,891	1,685,245	(12.6)
NVIDIA Corp.	14,321	1,719,522	(12.9)
NVR, Inc.	987	7,911,970	(59.2)
Olin Corp.	189,340	5,545,769	(41.5)
Packaging Corp. of America	29,845	6,346,838	(47.5)
Parker-Hannifin Corp.	7,781	5,501,556	(41.2)
Pentair PLC	8,599	891,544	(6.7)
Pfizer, Inc.	109,771	2,911,127	(21.8)
Phillips 66	44,789	5,279,279	(39.5)
PNC Financial Services Group, Inc.	3,288	660,724	(4.9)
Post Holdings, Inc.	12,454	1,322,117	(9.9)
Security	Shares	Value	% of Basket Value
United States (continued)
Q2 Holdings, Inc.	18,763	$1,785,675	(13.4)%
Qualys, Inc.	2,308	321,758	(2.4)
Regeneron Pharmaceuticals, Inc.	6,186	4,163,054	(31.1)
Regions Financial Corp.	66,033	1,627,053	(12.2)
Republic Services, Inc., Class A	22,989	4,985,624	(37.3)
ResMed, Inc.	14,063	3,321,399	(24.8)
Robert Half, Inc.	224,506	14,545,744	(108.8)
Rollins, Inc.	2,087	103,307	(0.8)
Royal Gold, Inc.	50,525	7,064,405	(52.9)
Sarepta Therapeutics, Inc.	10,004	1,137,655	(8.5)
Schlumberger NV	160,816	6,477,668	(48.5)
Semtech Corp.	15,888	1,063,860	(8.0)
ServiceNow, Inc.	3,210	3,269,000	(24.5)
Skyworks Solutions, Inc.	58,206	5,166,365	(38.7)
Spotify Technology SA	4,975	2,729,036	(20.4)
Taylor Morrison Home Corp., Class A	157,478	10,151,032	(75.9)
Teleflex, Inc.	3,354	604,525	(4.5)
Tenable Holdings, Inc.	4,187	180,418	(1.4)
Tenet Healthcare Corp.	13,754	1,937,801	(14.5)
Tetra Tech, Inc.	106,202	3,908,234	(29.2)
Texas Roadhouse, Inc., Class A	78,595	14,233,554	(106.5)
Toll Brothers, Inc.	34,298	4,658,011	(34.8)
Trane Technologies PLC	26,430	9,587,482	(71.7)
Travelers Cos, Inc.	32,250	7,907,055	(59.2)
Truist Financial Corp.	74,445	3,545,071	(26.5)
Twilio, Inc., Class A	79,106	11,595,357	(86.7)
Tyson Foods, Inc., Class A	172,686	9,755,032	(73.0)
U.S. Bancorp	70,878	3,386,551	(25.3)
U.S. Foods Holding Corp.	2,409	170,870	(1.3)
United Airlines Holdings, Inc.	23,258	2,461,627	(18.4)
United Therapeutics Corp.	2,059	723,059	(5.4)
UnitedHealth Group, Inc.	7,032	3,814,790	(28.5)
Universal Display Corp.	23,923	3,586,536	(26.8)
Universal Health Services, Inc., Class B	2,589	488,182	(3.7)
Valero Energy Corp.	41,076	5,463,108	(40.9)
Varonis Systems, Inc., Class B	2,917	132,315	(1.0)
VeriSign, Inc.	4,532	974,380	(7.3)
Viking Holdings Ltd.	221,164	11,197,533	(83.8)
Waste Connections, Inc.	2,079	382,058	(2.9)
Waste Management, Inc.	119,480	26,316,665	(196.9)
WESCO International, Inc.	45,402	8,399,370	(62.8)
Zoetis, Inc., Class A	3,127	534,404	(4.0)
		928,189,320
Total Reference Entity — Long		1,212,647,635
Reference Entity — Short
Common Stocks
Bermuda
RenaissanceRe Holdings Ltd.	(30,092)	(6,998,798)	52.4
Denmark
Orsted A/S	(6,519)	(251,376)	1.9
Finland
Metso OYJ	(173,076)	(1,717,904)	12.8
Sampo Oyj, Class A	(76,687)	(3,165,662)	23.7
		(4,883,566)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
France
Cie de Saint-Gobain SA	(1,610)	$(150,975)	1.1%
Dassault Systemes SE	(6,126)	(239,170)	1.8
		(390,145)
Germany
LEG Immobilien SE	(1,919)	(158,141)	1.2
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class N, Registered Shares	(4,783)	(2,592,540)	19.4
		(2,750,681)
Hong Kong
Futu Holdings Ltd., ADR	(6,004)	(580,287)	4.3
Israel
Global-e Online Ltd.	(28,363)	(1,698,660)	12.7
Japan
Ajinomoto Co., Inc.	(4,400)	(176,384)	1.3
Allegro MicroSystems, Inc.	(61,484)	(1,481,150)	11.1
Asics Corp.	(52,300)	(1,165,774)	8.7
BayCurrent, Inc.	(38,900)	(1,658,771)	12.4
Central Japan Railway Co.	(30,500)	(565,677)	4.2
Chiba Bank Ltd.	(92,700)	(789,493)	5.9
Cosmo Energy Holdings Co. Ltd.	(86,600)	(3,739,159)	28.0
Cosmos Pharmaceutical Corp.	(22,800)	(1,067,095)	8.0
Disco Corp.	(15,300)	(4,428,175)	33.1
East Japan Railway Co.	(40,900)	(728,156)	5.5
Food & Life Cos Ltd.	(12,800)	(286,342)	2.1
Fujikura Ltd.	(140,500)	(5,654,880)	42.3
Furukawa Electric Co. Ltd.	(4,800)	(219,486)	1.6
Honda Motor Co. Ltd.	(25,200)	(238,522)	1.8
Hoshizaki Corp.	(90,700)	(3,356,913)	25.1
Ibiden Co. Ltd.	(9,200)	(269,771)	2.0
Idemitsu Kosan Co. Ltd.	(18,900)	(126,142)	0.9
IHI Corp.	(3,500)	(209,399)	1.6
Japan Real Estate Investment Corp.	(348)	(245,174)	1.8
Japan Steel Works Ltd.	(40,700)	(1,439,501)	10.8
Jeol Ltd.	(3,900)	(143,737)	1.1
Kadokawa Corp.	(95,000)	(2,010,006)	15.0
Kansai Paint Co. Ltd.	(35,600)	(482,460)	3.6
Kawasaki Heavy Industries Ltd.	(7,900)	(356,823)	2.7
Keisei Electric Railway Co. Ltd.	(95,300)	(908,892)	6.8
Kobe Bussan Co. Ltd.	(184,800)	(4,199,494)	31.4
Kyushu Railway Co.	(8,900)	(216,421)	1.6
Lasertec Corp.	(25,100)	(2,610,486)	19.5
Maruwa Co. Ltd.	(12,800)	(3,133,962)	23.4
MatsukiyoCocokara & Co.	(269,300)	(3,985,943)	29.8
McDonald’s Holdings Co. Japan Ltd.	(3,700)	(139,518)	1.0
Mebuki Financial Group, Inc.	(201,400)	(890,493)	6.7
Mitsubishi Motors Corp.	(384,200)	(1,139,592)	8.5
MonotaRO Co. Ltd.	(63,300)	(1,090,571)	8.2
Nippon Building Fund, Inc.	(158)	(125,813)	0.9
Nippon Paint Holdings Co. Ltd.	(848,400)	(5,346,020)	40.0
Nippon Sanso Holdings Corp.	(32,200)	(911,921)	6.8
Niterra Co. Ltd.	(8,700)	(286,946)	2.1
Nitto Denko Corp.	(7,300)	(129,496)	1.0
NTT Data Group Corp.	(6,200)	(120,321)	0.9
Oriental Land Co. Ltd.	(117,600)	(2,642,951)	19.8
Renesas Electronics Corp.	(42,500)	(569,265)	4.3
Ryohin Keikaku Co. Ltd.	(189,100)	(5,010,552)	37.5
Sanwa Holdings Corp.	(31,400)	(982,757)	7.4
Security	Shares	Value	% of Basket Value
Japan (continued)
Sapporo Holdings Ltd.	(8,500)	$(394,303)	3.0%
SCREEN Holdings Co. Ltd.	(55,000)	(3,832,528)	28.7
Seibu Holdings, Inc.	(46,600)	(1,005,069)	7.5
Seven & i Holdings Co. Ltd.	(230,400)	(3,678,049)	27.5
SG Holdings Co. Ltd.	(310,300)	(2,924,399)	21.9
Shin-Etsu Chemical Co. Ltd.	(79,200)	(2,455,375)	18.4
Shinko Electric Industries Co. Ltd.	(7,500)	(282,798)	2.1
Socionext, Inc.	(23,000)	(356,437)	2.7
Sompo Holdings, Inc.	(5,200)	(145,007)	1.1
Sumitomo Electric Industries Ltd.	(314,700)	(5,879,263)	44.0
Sumitomo Realty & Development Co. Ltd.	(157,600)	(5,445,616)	40.7
Suzuki Motor Corp.	(217,100)	(2,597,860)	19.4
Toho Co. Ltd.	(131,900)	(5,944,330)	44.5
Tokyo Electric Power Co Holdings, Inc.	(103,800)	(272,032)	2.0
Tokyo Gas Co. Ltd.	(219,600)	(6,212,218)	46.5
TOPPAN Holdings, Inc.	(17,000)	(477,139)	3.6
Toray Industries, Inc.	(122,500)	(850,024)	6.4
Toyo Suisan Kaisha Ltd.	(16,700)	(1,079,088)	8.1
Trend Micro, Inc.	(22,300)	(1,321,057)	9.9
Yakult Honsha Co. Ltd.	(21,700)	(396,322)	3.0
Yamaha Motor Co. Ltd.	(126,400)	(1,057,413)	7.9
Zensho Holdings Co. Ltd.	(8,300)	(457,893)	3.4
		(112,344,624)
Spain
Industria de Diseno Textil SA	(17,982)	(976,074)	7.3
Sweden
EQT AB	(37,857)	(1,236,052)	9.2
Industrivarden AB, Class A	(10,095)	(358,430)	2.7
Industrivarden AB, Class C	(42,586)	(1,504,781)	11.2
Investor AB	(113,911)	(3,243,754)	24.3
L E Lundbergforetagen AB, Class B	(40,244)	(1,936,915)	14.5
Swedbank AB, Class A	(623,586)	(13,577,614)	101.6
Volvo AB, Class A	(79,563)	(2,194,786)	16.4
Volvo AB, Class B	(237,241)	(6,536,797)	48.9
		(30,589,129)
Switzerland
UBS Group AG, Registered Shares	(827,685)	(29,183,784)	218.3
United Kingdom
Beazley PLC	(57,106)	(589,637)	4.4
British American Tobacco PLC	(76,724)	(3,044,096)	22.8
BT Group PLC	(2,295,721)	(4,023,598)	30.1
DCC PLC	(14,734)	(1,015,940)	7.6
Endeavour Mining PLC	(7,301)	(148,534)	1.1
Hiscox Ltd.	(173,479)	(2,351,005)	17.6
JD Sports Fashion PLC	(184,896)	(202,905)	1.5
Lloyds Banking Group PLC	(236,217)	(181,619)	1.4
LondonMetric Property PLC	(198,858)	(457,480)	3.4
National Grid PLC	(371,910)	(4,511,732)	33.8
Pearson PLC	(144,502)	(2,397,399)	17.9
Reckitt Benckiser Group PLC	(23,663)	(1,564,804)	11.7
Rentokil Initial PLC	(296,419)	(1,451,726)	10.9
Segro PLC	(58,211)	(514,677)	3.8
Spirax Group PLC	(6,220)	(618,411)	4.6
Standard Chartered PLC	(413,313)	(5,558,859)	41.6
Unilever PLC	(104,751)	(5,999,825)	44.9

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United Kingdom (continued)
Vistry Group PLC	(438)	$(3,224)	0.0%
Vodafone Group PLC	(2,194,911)	(1,869,943)	14.0
		(36,505,414)
United States
A O Smith Corp.	(57,177)	(3,848,012)	28.8
AeroVironment, Inc.	(18,340)	(3,303,951)	24.7
AES Corp.	(751,836)	(8,270,196)	61.9
Affirm Holdings, Inc., Class A	(24,036)	(1,467,878)	11.0
Aflac, Inc.	(3,786)	(406,541)	3.0
AGCO Corp.	(91,921)	(9,599,310)	71.8
Air Lease Corp., Class A	(199,674)	(9,224,939)	69.0
Air Products and Chemicals, Inc.	(99,229)	(33,267,515)	248.9
Albemarle Corp.	(9,839)	(828,345)	6.2
Alexandria Real Estate Equities, Inc.	(26,655)	(2,594,864)	19.4
Amentum Holdings, Inc.	(67,606)	(1,417,698)	10.6
Ameren Corp.	(32,410)	(3,053,022)	22.8
American Electric Power Co., Inc.	(296,839)	(29,197,084)	218.4
American International Group, Inc.	(178,839)	(13,173,281)	98.6
Antero Midstream Corp.	(23,980)	(384,639)	2.9
Antero Resources Corp.	(21,615)	(806,672)	6.0
APA Corp.	(569,398)	(12,486,898)	93.4
Assurant, Inc.	(9,402)	(2,023,216)	15.1
Astera Labs, Inc.	(32,843)	(3,330,937)	24.9
ATI, Inc.	(330,659)	(18,877,322)	141.2
Atlassian Corp.	(56,312)	(17,275,395)	129.2
Atmos Energy Corp.	(13,951)	(1,988,157)	14.9
Aurora Innovation, Inc., Class A	(272,905)	(1,855,754)	13.9
AutoZone, Inc.	(13,001)	(43,556,080)	325.9
Axis Capital Holdings Ltd.	(5,629)	(512,352)	3.8
BILL Holdings, Inc.	(34,288)	(3,318,050)	24.8
Block, Inc., Class A	(31,124)	(2,826,682)	21.1
Bloom Energy Corp., Class A	(277,834)	(6,551,326)	49.0
Boeing Co.	(5,214)	(920,375)	6.9
BP PLC	(1,799,926)	(9,311,543)	69.7
Capital One Financial Corp.	(12,472)	(2,540,671)	19.0
Carpenter Technology Corp.	(2,077)	(400,986)	3.0
Casella Waste Systems, Inc., Class A	(17,146)	(1,843,881)	13.8
Casey’s General Stores, Inc.	(1,083)	(456,777)	3.4
Celanese Corp., Class A	(409,101)	(29,062,535)	217.4
CenterPoint Energy, Inc.	(270,669)	(8,815,689)	66.0
Chart Industries, Inc.	(4,564)	(965,697)	7.2
Chewy, Inc., Class A	(64,594)	(2,517,874)	18.8
Choice Hotels International, Inc.	(8,965)	(1,320,813)	9.9
Cloudflare, Inc., Class A	(70,919)	(9,815,190)	73.4
CNH Industrial NV	(13,006)	(167,517)	1.3
Comstock Resources, Inc.	(159,643)	(2,962,974)	22.2
Conagra Brands, Inc.	(108,630)	(2,812,431)	21.0
Constellation Energy Corp.	(16,728)	(5,018,065)	37.5
Copart, Inc.	(362,347)	(20,990,762)	157.0
Core & Main, Inc., Class A	(168,383)	(9,503,536)	71.1
CoStar Group, Inc.	(308,878)	(23,660,055)	177.0
Coty, Inc., Class A	(949,108)	(6,956,962)	52.0
CVS Health Corp.	(39,319)	(2,220,737)	16.6
Darling Ingredients, Inc.	(41,993)	(1,573,058)	11.8
Datadog, Inc., Class A	(15,576)	(2,222,851)	16.6
DaVita, Inc.	(2,091)	(368,434)	2.8
Deere & Co.	(29,460)	(14,039,458)	105.0
Dexcom, Inc.	(5,027)	(436,494)	3.3
Duke Energy Corp.	(28,446)	(3,185,668)	23.8
Dutch Bros, Inc., Class A	(3,505)	(219,133)	1.6
Security	Shares	Value	% of Basket Value
United States (continued)
Eastman Chemical Co.	(6,698)	$(667,456)	5.0%
EchoStar Corp., Class A	(44,865)	(1,240,966)	9.3
Electronic Arts, Inc.	(24,169)	(2,970,612)	22.2
elf Beauty, Inc.	(55,625)	(5,557,494)	41.6
Enphase Energy, Inc.	(26,066)	(1,623,390)	12.1
EQT Corp.	(23,940)	(1,223,813)	9.2
Estee Lauder Cos, Inc., Class A	(138,116)	(11,523,018)	86.2
Everest Group Ltd.	(18,479)	(6,421,637)	48.0
Exelon Corp.	(24,488)	(979,520)	7.3
First Citizens BancShares, Inc., Class A	(414)	(912,742)	6.8
First Solar, Inc.	(4,392)	(735,748)	5.5
Fortune Brands Innovations, Inc.	(7,629)	(546,770)	4.1
GE HealthCare Technologies, Inc.	(87,026)	(7,684,396)	57.5
Gen Digital, Inc.	(10,672)	(287,183)	2.1
General Mills, Inc.	(207,798)	(12,496,972)	93.5
Gitlab, Inc., Class A	(34,629)	(2,519,606)	18.9
Glacier Bancorp, Inc.	(1,479)	(73,462)	0.6
Graphic Packaging Holding Co.	(13,157)	(360,896)	2.7
GSK PLC	(177,517)	(3,092,271)	23.1
Healthcare Realty Trust, Inc., Class A	(118,753)	(1,989,113)	14.9
HealthEquity, Inc.	(15,131)	(1,670,765)	12.5
Hexcel Corp.	(14,096)	(919,059)	6.9
Hims & Hers Health, Inc., Class A	(58,293)	(2,173,163)	16.3
Hormel Foods Corp.	(7,833)	(234,833)	1.8
Howmet Aerospace, Inc.	(13,271)	(1,679,843)	12.6
HP, Inc.	(180,423)	(5,863,747)	43.9
HubSpot, Inc.	(6,210)	(4,840,881)	36.2
Humana, Inc.	(4,315)	(1,265,287)	9.5
Hyatt Hotels Corp., Class A	(58,949)	(9,327,500)	69.8
IAC, Inc.	(13,134)	(555,962)	4.2
IDEX Corp.	(3,716)	(833,536)	6.2
Insmed, Inc.	(11,404)	(873,318)	6.5
International Business Machines Corp.	(60,379)	(15,438,910)	115.5
International Paper Co.	(13,282)	(738,878)	5.5
International Paper Co.	(95,828)	(5,320,371)	39.8
Intuitive Surgical, Inc.	(1,720)	(983,634)	7.4
IonQ, Inc.	(4,805)	(189,749)	1.4
JB Hunt Transport Services, Inc.	(12,336)	(2,112,170)	15.8
JBT Marel Corp.	(8,706)	(1,157,898)	8.7
Kilroy Realty Corp.	(100,612)	(3,925,880)	29.4
Kinetik Holdings, Inc., Class A	(71,234)	(4,589,607)	34.3
KKR & Co., Inc., Class A	(23,868)	(3,987,627)	29.8
Klaviyo, Inc., Class A	(46,299)	(2,130,217)	15.9
Lantheus Holdings, Inc.	(41,704)	(3,858,037)	28.9
Las Vegas Sands Corp.	(145,691)	(6,677,019)	50.0
Lineage, Inc.	(39,271)	(2,356,260)	17.6
Live Nation Entertainment, Inc.	(119,760)	(17,326,877)	129.6
LKQ Corp.	(91,545)	(3,422,868)	25.6
LPL Financial Holdings, Inc.	(3,591)	(1,317,502)	9.9
Lululemon Athletica, Inc.	(16,262)	(6,735,720)	50.4
Madrigal Pharmaceuticals, Inc.	(4,320)	(1,446,336)	10.8
Maplebear, Inc.	(21,299)	(1,028,316)	7.7
Markel Group, Inc.	(3,281)	(6,000,227)	44.9
Masimo Corp.	(714)	(124,400)	0.9
Mastercard, Inc., Class A	(15,785)	(8,767,463)	65.6
Matador Resources Co.	(2,366)	(137,228)	1.0
Mattel, Inc.	(11,503)	(214,416)	1.6
McKesson Corp.	(7,734)	(4,599,796)	34.4
MetLife, Inc.	(3,055)	(264,288)	2.0
Mid-America Apartment Communities, Inc.	(1,765)	(269,304)	2.0
Middleby Corp.	(38,005)	(6,504,176)	48.7
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Monster Beverage Corp.	(164,792)	$(8,027,018)	60.1%
News Corp., Class A	(216,397)	(6,085,084)	45.5
NEXTracker, Inc., Class A	(70,883)	(3,573,921)	26.7
NIKE, Inc., Class B	(314,319)	(24,171,131)	180.8
NiSource, Inc.	(132,892)	(4,956,872)	37.1
Noble Corp. PLC	(283,116)	(9,073,868)	67.9
Norfolk Southern Corp.	(21,239)	(5,422,317)	40.6
NuScale Power Corp., Class A	(35,035)	(835,234)	6.2
Nutanix, Inc., Class A	(3,808)	(261,857)	2.0
Old National Bancorp	(81,916)	(1,953,697)	14.6
Paychex, Inc.	(211,759)	(31,270,452)	233.9
Paycom Software, Inc.	(4,806)	(997,533)	7.5
PepsiCo, Inc.	(66,552)	(10,028,721)	75.0
Performance Food Group Co.	(133,678)	(12,072,460)	90.3
Pinnacle Financial Partners, Inc.	(4,319)	(538,882)	4.0
Pinterest, Inc., Class A	(40,462)	(1,333,627)	10.0
Procore Technologies, Inc.	(96,334)	(7,664,333)	57.3
Prologis, Inc.	(55,827)	(6,657,370)	49.8
Prudential Financial, Inc.	(35,051)	(4,232,759)	31.7
PTC, Inc.	(25,829)	(4,997,395)	37.4
Pure Storage, Inc., Class A	(9,176)	(622,041)	4.7
Quanta Services, Inc.	(47,960)	(14,752,976)	110.4
RBC Bearings, Inc.	(14,669)	(5,115,814)	38.3
Realty, Inc.ome Corp.	(165,672)	(9,052,318)	67.7
Repligen Corp.	(1,069)	(177,678)	1.3
Rexford Industrial Realty, Inc.	(38,498)	(1,565,329)	11.7
Rocket Cos, Inc., Class A	(79,824)	(1,005,782)	7.5
Rocket Lab USA, Inc., Class A	(218,079)	(6,335,195)	47.4
Roku, Inc.	(2,730)	(225,935)	1.7
Ross Stores, Inc.	(13,683)	(2,060,112)	15.4
Ryan Specialty Holdings, Inc., Class A	(42,902)	(2,856,415)	21.4
Ryder System, Inc.	(1,165)	(185,713)	1.4
Saia, Inc.	(3,089)	(1,483,060)	11.1
Samsara, Inc.	(26,347)	(1,356,870)	10.2
Sempra	(12,428)	(1,030,654)	7.7
Sensata Technologies Holding PLC	(480,404)	(13,047,773)	97.6
Shift4 Payments, Inc., Class A	(74,069)	(8,877,170)	66.4
SiTime Corp.	(5,679)	(1,159,652)	8.7
Skechers USA, Inc., Class A	(3,181)	(239,657)	1.8
SLM Corp.	(5,484)	(153,058)	1.1
SM Energy Co.	(5,038)	(191,242)	1.4
Snap-on, Inc.	(12,982)	(4,610,557)	34.5
SoFi Technologies, Inc.	(76,887)	(1,213,277)	9.1
Southwest Airlines Co.	(87,808)	(2,696,584)	20.2
Standardaero, Inc.	(85,316)	(2,289,881)	17.1
Stanley Black & Decker, Inc.	(6,763)	(595,617)	4.5
Starbucks Corp.	(122,966)	(13,240,979)	99.1
Starwood Property Trust, Inc.	(444,281)	(8,596,837)	64.3
Summit Therapeutics, Inc.	(41,399)	(890,078)	6.7
Sun Communities, Inc.	(66,658)	(8,432,237)	63.1
Super Micro Computer, Inc.	(363,797)	(10,375,490)	77.6
Synchrony Financial	(123,734)	(8,535,171)	63.9
Take-Two Interactive Software, Inc.	(84,721)	(15,716,593)	117.6
Talen Energy Corp.	(2,245)	(497,784)	3.7
Tapestry, Inc.	(47,567)	(3,469,537)	26.0
Terreno Realty Corp.	(163,342)	(10,685,834)	79.9
Tesla, Inc.	(19,250)	(7,788,550)	58.3
TKO Group Holdings, Inc., Class A	(57,730)	(8,960,273)	67.0
T-Mobile US, Inc.	(4,086)	(951,915)	7.1
Toast, Inc., Class A	(5,717)	(233,940)	1.8
Trex Co., Inc.	(17,565)	(1,279,259)	9.6
Security	Shares	Value	% of Basket Value
United States (continued)
U-Haul Holding Co.	(127,895)	$(8,279,922)	61.9%
Ventas, Inc.	(68,683)	(4,149,827)	31.0
Vertex, Inc., Class A	(10,815)	(624,566)	4.7
Vertiv Holdings Co.	(11,984)	(1,402,368)	10.5
Vistra Corp.	(39,997)	(6,720,696)	50.3
Vulcan Materials Co.	(4,179)	(1,145,673)	8.6
Warner Bros Discovery, Inc., Class A	(559,819)	(5,844,510)	43.7
Webster Financial Corp.	(18,512)	(1,115,163)	8.3
WEC Energy Group, Inc.	(2,140)	(212,416)	1.6
Wells Fargo & Co.	(70,527)	(5,557,528)	41.6
Welltower, Inc.	(5,759)	(785,988)	5.9
West Pharmaceutical Services, Inc.	(17,816)	(6,085,055)	45.5
Western Alliance Bancorp	(16,316)	(1,433,687)	10.7
Western Digital Corp.	(68,901)	(4,487,522)	33.6
WEX, Inc.	(11,528)	(2,119,884)	15.9
Whirlpool Corp.	(36,216)	(3,803,042)	28.5
Woodward, Inc.	(6,680)	(1,237,470)	9.3
WP Carey, Inc.	(158,862)	(8,881,974)	66.4
WW Grainger, Inc.	(1,071)	(1,138,120)	8.5
Xcel Energy, Inc.	(3,034)	(203,885)	1.5
Zimmer Biomet Holdings, Inc.	(1,189)	(130,172)	1.0
Zscaler, Inc.	(11,188)	(2,266,577)	17.0
		(998,861,828)
Total Reference Entity — Short		(1,226,014,366)
Net Value of Reference Entity — SG Americas Securities LLC		$(13,366,731)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with SG Americas Securities LLC as of period end, termination date 08/12/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
Aristocrat Leisure Ltd.	19,253	$895,257	7.6%
Glencore PLC	3,081,518	13,313,531	112.8
JB Hi-Fi Ltd.	4,242	264,664	2.2
		14,473,452
Austria
Mondi PLC	27,787	432,524	3.7
Canada
Aritzia, Inc.	64,494	3,101,889	26.3
BCE, Inc.	9,586	228,281	1.9
Canadian Tire Corp. Ltd., Class A	18,226	2,051,906	17.4
Canadian Utilities Ltd., Class A	6,549	152,983	1.3
Celestica, Inc.	2,820	348,156	2.9
Empire Co. Ltd., Class A	2,115	62,198	0.5
Imperial Oil Ltd.	1,522	101,236	0.9
Intact Financial Corp.	1,656	294,146	2.5
Keyera Corp.	80,084	2,272,449	19.2
Loblaw Cos Ltd.	5,750	719,981	6.1
Manulife Financial Corp.	35,876	1,072,812	9.1
MEG Energy Corp.	12,650	207,417	1.8
Power Corp. of Canada	41,627	1,261,685	10.7

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Canada (continued)
Saputo, Inc.	4,005	$66,550	0.6%
Stantec, Inc.	6,237	482,661	4.1
Sun Life Financial, Inc.	10,714	617,842	5.2
Suncor Energy, Inc.	31,339	1,175,846	10.0
Thomson Reuters Corp.	12,155	2,042,602	17.3
TransAlta Corp., Class A	24,175	277,954	2.3
		16,538,594
Denmark
Genmab A/S	2,785	547,411	4.7
GN Store Nord A/S	118,866	2,434,371	20.6
		2,981,782
Germany
Adidas AG, Class N	2,419	637,793	5.4
Continental AG	23,211	1,649,678	14.0
Deutsche Boerse AG, Class N	597	147,482	1.2
Deutsche Post AG, Class N	11,059	398,155	3.4
Deutsche Telekom AG, Class N, Registered Shares	6,309	211,660	1.8
Evonik Industries AG	75,862	1,424,527	12.1
Fresenius Medical Care AG	11,175	555,116	4.7
Siemens Energy AG	15,095	898,112	7.6
Zalando SE	20,253	754,787	6.4
		6,677,310
Hong Kong
Techtronic Industries Co. Ltd.	153,000	2,057,710	17.4
Ireland
AIB Group PLC	16,072	94,507	0.8
Israel
Mizrahi Tefahot Bank Ltd.	1,052	50,074	0.4
Italy
Azimut Holding SpA	5,263	137,607	1.2
Coca-Cola HBC AG	14,767	512,627	4.3
Prysmian SpA	4,192	291,591	2.5
		941,825
Japan
AGC, Inc.	155,800	4,500,957	38.1
Amada Co. Ltd.	14,800	152,817	1.3
Asahi Group Holdings Ltd.	851,300	9,220,716	78.1
Astellas Pharma, Inc.	198,300	1,922,324	16.3
Bandai Namco Holdings, Inc.	4,700	116,579	1.0
Bridgestone Corp.	227,300	8,153,455	69.1
Canon, Inc.	58,100	1,872,501	15.9
Chubu Electric Power Co., Inc.	34,100	355,249	3.0
Concordia Financial Group Ltd.	30,900	179,418	1.5
Dai Nippon Printing Co. Ltd.	97,400	1,439,512	12.2
Daifuku Co. Ltd.	17,000	348,914	3.0
Dai-ichi Life Holdings, Inc.	9,100	248,477	2.1
Daito Trust Construction Co. Ltd.	3,800	407,180	3.4
Denso Corp.	47,500	657,328	5.6
DMG Mori Co. Ltd.	130,300	2,101,731	17.8
Eisai Co. Ltd.	13,200	391,012	3.3
Fujitsu Ltd.	17,400	336,512	2.8
Hirose Electric Co. Ltd.	3,100	370,556	3.1
Hitachi Ltd.	6,700	168,441	1.4
Horiba Ltd.	4,000	250,694	2.1
Hulic Co. Ltd.	89,900	792,337	6.7
Inpex Corp.	160,700	1,917,801	16.2
Security	Shares	Value	% of Basket Value
Japan (continued)
Japan Post Insurance Co. Ltd.	7,300	$142,260	1.2%
Kakaku.com, Inc.	175,300	2,745,291	23.3
Kao Corp.	49,100	1,946,929	16.5
Keyence Corp.	5,600	2,411,969	20.4
Kintetsu Group Holdings Co. Ltd.	28,800	621,093	5.3
Koito Manufacturing Co. Ltd.	36,900	485,223	4.1
Kubota Corp.	60,800	762,634	6.5
Kurita Water Industries Ltd.	22,800	794,103	6.7
Kyocera Corp.	100,500	1,043,169	8.8
Kyushu Electric Power Co., Inc.	24,700	214,035	1.8
Lixil Corp.	14,700	165,461	1.4
LY Corp.	143,800	420,029	3.6
Mazda Motor Corp.	355,800	2,432,739	20.6
MISUMI Group, Inc.	128,800	2,061,519	17.5
Mitsubishi Corp.	29,800	475,287	4.0
Mitsubishi Estate Co. Ltd.	8,100	117,701	1.0
Mitsubishi UFJ Financial Group, Inc.	275,500	3,484,081	29.5
Mitsui Chemicals, Inc.	4,600	100,875	0.9
Mitsui Fudosan Co. Ltd.	107,900	973,883	8.3
MS&AD Insurance Group Holdings, Inc.	404,700	8,391,008	71.1
Murata Manufacturing Co. Ltd.	345,800	5,432,792	46.0
NEC Corp.	6,100	604,991	5.1
Nikon Corp.	33,300	356,759	3.0
NIPPON EXPRESS HOLDINGS, Inc.	198,200	3,212,436	27.2
Nissan Chemical Corp.	55,800	1,678,870	14.2
Nomura Holdings, Inc.	178,200	1,158,547	9.8
Nomura Real Estate Holdings, Inc.	17,400	462,468	3.9
Nomura Research Institute Ltd.	65,500	2,213,063	18.8
Olympus Corp.	237,800	3,608,852	30.6
Ono Pharmaceutical Co. Ltd.	6,500	67,622	0.6
ORIX Corp.	47,700	1,007,559	8.5
Otsuka Holdings Co. Ltd.	66,300	3,461,999	29.3
Panasonic Holdings Corp.	6,500	66,324	0.6
Recruit Holdings Co. Ltd.	17,600	1,228,342	10.4
Resonac Holdings Corp.	10,500	254,538	2.2
Rohm Co. Ltd.	70,000	666,660	5.6
Sankyo Co. Ltd.	4,900	65,704	0.6
Santen Pharmaceutical Co. Ltd.	82,800	833,201	7.1
Sega Sammy Holdings, Inc.	10,800	209,034	1.8
Shimizu Corp.	135,000	1,170,488	9.9
Shionogi & Co. Ltd.	47,000	691,093	5.9
Skylark Holdings Co. Ltd.	143,200	2,265,648	19.2
SMC Corp.	300	113,516	1.0
Sony Group Corp.	117,500	2,593,148	22.0
Sumitomo Chemical Co. Ltd.	213,200	461,175	3.9
Sumitomo Mitsui Financial Group, Inc.	18,000	443,576	3.8
Sumitomo Mitsui Trust Group, Inc.	10,500	264,026	2.2
Suntory Beverage & Food Ltd.	12,300	382,067	3.2
Sysmex Corp.	18,800	359,369	3.0
Taisei Corp.	5,800	243,325	2.1
Takashimaya Co. Ltd.	120,500	1,023,032	8.7
Takeda Pharmaceutical Co. Ltd.	8,300	223,270	1.9
TDK Corp.	4,100	49,558	0.4
Terumo Corp.	27,900	523,792	4.4
Tokio Marine Holdings, Inc.	199,500	6,580,177	55.8
Tokyo Electron Ltd.	600	101,210	0.9
Tokyo Seimitsu Co. Ltd.	2,300	108,894	0.9
Tokyo Tatemono Co. Ltd.	319,000	4,919,334	41.7
Tokyu Fudosan Holdings Corp.	387,700	2,489,299	21.1
Toyo Tire Corp.	3,200	52,600	0.4
Toyota Tsusho Corp.	57,700	974,532	8.3
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Ulvac, Inc.	67,700	$2,662,523	22.6%
Unicharm Corp.	12,200	95,280	0.8
USS Co. Ltd.	145,700	1,306,388	11.1
		122,380,881
Netherlands
ASM International NV	86	49,896	0.4
Koninklijke Philips NV	18,378	506,539	4.3
Wolters Kluwer NV, Class C	1,107	201,100	1.7
		757,535
New Zealand
Xero Ltd.	27,184	3,059,696	25.9
South Korea
Delivery Hero SE	6,298	162,766	1.4
Spain
Amadeus IT Group SA	56,683	4,147,923	35.2
Sweden
Alfa Laval AB	15,369	685,098	5.8
Securitas AB, Class B	184,587	2,348,507	19.9
Swedish Orphan Biovitrum AB	5,606	169,781	1.4
		3,203,386
Switzerland
Clariant AG, Class N, Registered Shares	234,982	2,644,968	22.4
Flughafen Zurich AG, Class N, Registered Shares	18,727	4,508,406	38.2
Kuehne + Nagel International AG, Registered Shares	1,242	282,223	2.4
Logitech International SA, Class N, Registered Shares	4,113	407,151	3.5
SGS SA, Registered Shares	2,178	211,567	1.8
		8,054,315
United Kingdom
Admiral Group PLC	248,844	8,313,999	70.5
Associated British Foods PLC	5,089	119,411	1.0
AstraZeneca PLC	13,779	1,934,235	16.4
Aviva PLC	471,866	2,990,945	25.3
BAE Systems PLC	877,781	13,268,734	112.4
Barclays PLC	1,273,787	4,668,422	39.6
British Land Co. PLC	118,054	549,082	4.7
Bunzl PLC	3,495	148,770	1.3
Drax Group PLC	117,117	903,953	7.7
Halma PLC	27,201	1,018,984	8.6
IG Group Holdings PLC	209,458	2,646,413	22.4
IMI PLC	2,514	62,202	0.5
Informa PLC	116,664	1,244,852	10.5
International Consolidated Airlines Group SA	275,589	1,149,227	9.7
Intertek Group PLC	13,052	823,171	7.0
Johnson Matthey PLC	9,475	167,505	1.4
Land Securities Group PLC	359,709	2,594,188	22.0
NatWest Group PLC	1,890,165	10,077,700	85.4
Ocado Group PLC	93,226	345,285	2.9
Rolls-Royce Holdings PLC	804,401	5,997,730	50.8
Sage Group PLC	56,628	941,128	8.0
Smiths Group PLC	15,589	397,055	3.4
Security	Shares	Value	% of Basket Value
United Kingdom (continued)
Taylor Wimpey PLC	1,906,068	$2,822,880	23.9%
Tesco PLC	20,568	94,662	0.8
63,280,533
United States
Experian PLC	26,052	1,283,312	10.9
Holcim AG	51,777	5,189,295	43.9
6,472,607
Preferred Stocks
Germany
Porsche Automobil Holding SE	11,763	464,884	4.0
Total Reference Entity — Long		256,232,304
Reference Entity — Short
Common Stocks
Australia
Rio Tinto PLC	(14,664)	(883,094)	(7.5)
Belgium
Anheuser-Busch InBev SA	(14,726)	(725,644)	(6.1)
Canada
Bank of Nova Scotia	(3,729)	(190,793)	(1.6)
Finland
Metso OYJ	(584,327)	(5,799,866)	(49.1)
Sampo Oyj, Class A	(42,584)	(1,757,880)	(14.9)
UPM-Kymmene OYJ	(88,287)	(2,603,574)	(22.1)
(10,161,320)
Germany
BASF SE	(120,476)	(5,804,257)	(49.2)
Bayerische Motoren Werke AG	(32,004)	(2,599,032)	(22.0)
Scout24 SE	(7,846)	(762,960)	(6.5)
Siemens AG, Class N, Registered Shares	(17,859)	(3,828,542)	(32.4)
(12,994,791)
Hong Kong
Power Assets Holdings Ltd.	(120,500)	(779,594)	(6.6)
Ireland
Kingspan Group PLC	(34,848)	(2,417,464)	(20.5)
Israel
Elbit Systems Ltd.	(514)	(155,138)	(1.3)
Italy
Davide Campari-Milano NV	(59,650)	(344,128)	(2.9)
Snam SpA	(1,159,293)	(5,361,097)	(45.4)
(5,705,225)
Japan
Aeon Co. Ltd.	(135,200)	(3,275,522)	(27.8)
Asics Corp.	(25,500)	(568,398)	(4.8)
BayCurrent, Inc.	(22,400)	(955,179)	(8.1)
Capcom Co. Ltd.	(9,800)	(223,755)	(1.9)
Central Japan Railway Co.	(6,700)	(124,263)	(1.1)
Chiba Bank Ltd.	(148,600)	(1,265,574)	(10.7)
Cosmo Energy Holdings Co. Ltd.	(30,100)	(1,299,638)	(11.0)
Cosmos Pharmaceutical Corp.	(6,500)	(304,216)	(2.6)
Disco Corp.	(400)	(115,769)	(1.0)
East Japan Railway Co.	(82,800)	(1,474,116)	(12.5)

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
FANUC Corp.	(1,800)	$(53,625)	(0.5)%
Food & Life Cos Ltd.	(33,800)	(756,122)	(6.4)
Fujikura Ltd.	(88,000)	(3,541,846)	(30.0)
Fukuoka Financial Group, Inc.	(15,900)	(431,531)	(3.7)
Furukawa Electric Co. Ltd.	(2,600)	(118,888)	(1.0)
Honda Motor Co. Ltd.	(319,200)	(3,021,274)	(25.6)
Hoshizaki Corp.	(53,500)	(1,980,097)	(16.8)
Ibiden Co. Ltd.	(5,800)	(170,073)	(1.4)
Idemitsu Kosan Co. Ltd.	(32,300)	(215,575)	(1.8)
IHI Corp.	(24,300)	(1,453,826)	(12.3)
Isuzu Motors Ltd.	(37,900)	(509,542)	(4.3)
Japan Real Estate Investment Corp.	(1,354)	(953,924)	(8.1)
Japan Steel Works Ltd.	(28,500)	(1,008,004)	(8.5)
Jeol Ltd.	(1,500)	(55,283)	(0.5)
JFE Holdings, Inc.	(159,300)	(1,842,215)	(15.6)
Kadokawa Corp.	(115,100)	(2,435,281)	(20.6)
Kansai Paint Co. Ltd.	(8,800)	(119,260)	(1.0)
Kawasaki Heavy Industries Ltd.	(12,400)	(560,076)	(4.7)
Kikkoman Corp.	(17,200)	(180,019)	(1.5)
Kirin Holdings Co. Ltd.	(112,600)	(1,424,827)	(12.1)
Kobe Bussan Co. Ltd.	(4,600)	(104,533)	(0.9)
Kobe Steel Ltd.	(11,600)	(123,510)	(1.0)
Kuraray Co. Ltd.	(7,400)	(108,337)	(0.9)
Kyushu Railway Co.	(2,400)	(58,361)	(0.5)
Lasertec Corp.	(3,400)	(353,612)	(3.0)
Maruwa Co. Ltd.	(5,500)	(1,346,625)	(11.4)
MatsukiyoCocokara & Co.	(217,800)	(3,223,685)	(27.3)
Mebuki Financial Group, Inc.	(43,700)	(193,220)	(1.6)
Mercari, Inc.	(105,000)	(1,267,861)	(10.7)
Mitsubishi Motors Corp.	(298,900)	(886,580)	(7.5)
MonotaRO Co. Ltd.	(77,600)	(1,336,940)	(11.3)
Nintendo Co. Ltd.	(60,000)	(3,936,279)	(33.4)
Nippon Building Fund, Inc.	(187)	(148,906)	(1.3)
Nippon Paint Holdings Co. Ltd.	(695,400)	(4,381,922)	(37.1)
Nippon Sanso Holdings Corp.	(3,700)	(104,786)	(0.9)
Nissin Foods Holdings Co. Ltd.	(8,800)	(196,767)	(1.7)
Niterra Co. Ltd.	(71,500)	(2,358,231)	(20.0)
Nitori Holdings Co. Ltd.	(1,700)	(199,078)	(1.7)
Nitto Denko Corp.	(39,100)	(693,602)	(5.9)
NTT Data Group Corp.	(42,500)	(824,780)	(7.0)
Oracle Corp. Japan	(6,000)	(547,739)	(4.6)
Oriental Land Co. Ltd.	(24,900)	(559,604)	(4.7)
Osaka Gas Co. Ltd.	(4,900)	(96,338)	(0.8)
Ricoh Co. Ltd.	(13,000)	(149,088)	(1.3)
Ryohin Keikaku Co. Ltd.	(228,100)	(6,043,928)	(51.2)
Sanrio Co. Ltd.	(25,500)	(951,540)	(8.1)
Sapporo Holdings Ltd.	(56,100)	(2,602,401)	(22.1)
SBI Holdings, Inc.	(27,200)	(784,090)	(6.6)
SCREEN Holdings Co. Ltd.	(17,600)	(1,226,409)	(10.4)
SCSK Corp.	(32,300)	(715,157)	(6.1)
Seven & i Holdings Co. Ltd.	(123,700)	(1,974,716)	(16.7)
SG Holdings Co. Ltd.	(271,600)	(2,559,674)	(21.7)
Shin-Etsu Chemical Co. Ltd.	(85,400)	(2,647,589)	(22.4)
Shinko Electric Industries Co. Ltd.	(17,200)	(648,550)	(5.5)
Socionext, Inc.	(4,100)	(63,539)	(0.5)
SoftBank Group Corp.	(39,800)	(2,433,040)	(20.6)
Square Enix Holdings Co. Ltd.	(32,400)	(1,313,270)	(11.1)
Sumitomo Electric Industries Ltd.	(263,100)	(4,915,266)	(41.6)
Sumitomo Realty & Development Co. Ltd.	(77,200)	(2,667,523)	(22.6)
Suzuki Motor Corp.	(21,200)	(253,683)	(2.1)
THK Co. Ltd.	(3,700)	(91,265)	(0.8)
Security	Shares	Value	% of Basket Value
Japan (continued)
Toho Co. Ltd.	(91,200)	$(4,110,105)	(34.8)%
Tohoku Electric Power Co., Inc.	(17,500)	(127,901)	(1.1)
Tokyo Electric Power Co Holdings, Inc.	(57,000)	(149,382)	(1.3)
Tokyo Gas Co. Ltd.	(121,800)	(3,445,575)	(29.2)
TOPPAN Holdings, Inc.	(10,300)	(289,090)	(2.5)
Toray Industries, Inc.	(220,300)	(1,528,656)	(13.0)
Toyo Suisan Kaisha Ltd.	(34,800)	(2,248,639)	(19.1)
Toyota Industries Corp.	(4,900)	(408,841)	(3.5)
Trend Micro, Inc.	(8,400)	(497,618)	(4.2)
Yakult Honsha Co. Ltd.	(18,300)	(334,225)	(2.8)
Yamaha Motor Co. Ltd.	(275,800)	(2,307,235)	(19.6)
Yamazaki Baking Co. Ltd.	(8,400)	(151,044)	(1.3)
Yaskawa Electric Corp.	(1,700)	(49,357)	(0.4)
Zensho Holdings Co. Ltd.	(1,500)	(82,752)	(0.7)
(101,260,162)
Luxembourg
CVC Capital Partners PLC	(72,862)	(1,725,207)	(14.6)
Netherlands
BE Semiconductor Industries NV	(3,804)	(485,129)	(4.1)
Randstad NV	(8,806)	(380,155)	(3.2)
Universal Music Group NV	(149,513)	(4,170,251)	(35.4)
(5,035,535)
Portugal
EDP SA	(449,812)	(1,414,287)	(12.0)
Jeronimo Martins SGPS SA	(38,310)	(757,101)	(6.4)
(2,171,388)
Singapore
Oversea-Chinese Banking Corp. Ltd.	(379,500)	(4,840,437)	(41.0)
Singapore Airlines Ltd.	(246,700)	(1,150,829)	(9.8)
(5,991,266)
Spain
Aena SME SA	(1,859)	(400,355)	(3.4)
Cellnex Telecom SA	(68,822)	(2,305,069)	(19.5)
(2,705,424)
Sweden
Atlas Copco AB	(73,176)	(1,087,878)	(9.2)
EQT AB	(17,809)	(581,474)	(4.9)
Hexagon AB	(176,423)	(2,042,577)	(17.3)
Indutrade AB	(2,274)	(62,601)	(0.5)
Investor AB	(4,194)	(119,429)	(1.0)
Lifco AB	(6,789)	(222,624)	(1.9)
Skandinaviska Enskilda Banken AB, Class A	(90,004)	(1,275,739)	(10.8)
Swedbank AB, Class A	(25,165)	(547,929)	(4.7)
Tele2 AB, Class B	(102,505)	(1,140,352)	(9.7)
Volvo AB, Class A	(7,721)	(212,988)	(1.8)
Volvo AB, Class B	(213,088)	(5,871,300)	(49.8)
(13,164,891)
Switzerland
Avolta AG, Class N	(24,584)	(1,111,212)	(9.4)
Galderma Group AG	(5,656)	(687,477)	(5.8)
Georg Fischer AG, Registered Shares	(89,678)	(7,062,680)	(59.9)
UBS Group AG, Registered Shares	(232,352)	(8,192,622)	(69.4)
(17,053,991)
United Kingdom
British American Tobacco PLC	(15,542)	(616,643)	(5.2)
Burberry Group PLC	(25,484)	(372,456)	(3.2)
Compass Group PLC	(22,594)	(778,462)	(6.6)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United Kingdom (continued)
DCC PLC	(4,907)	$(338,348)	(2.9)%
Diageo PLC	(478,089)	(14,242,469)	(120.7)
Diploma PLC	(12,556)	(703,044)	(6.0)
Hiscox Ltd.	(34,937)	(473,470)	(4.0)
HSBC Holdings PLC	(156,676)	(1,636,342)	(13.9)
JD Sports Fashion PLC	(262,956)	(288,568)	(2.4)
Legal & General Group PLC	(813,031)	(2,427,821)	(20.6)
LondonMetric Property PLC	(1,286,036)	(2,958,570)	(25.1)
M&G PLC	(2,532,252)	(6,523,427)	(55.3)
National Grid PLC	(101,519)	(1,231,552)	(10.4)
Pearson PLC	(100,318)	(1,664,353)	(14.1)
Reckitt Benckiser Group PLC	(10,922)	(722,258)	(6.1)
Rentokil Initial PLC	(41,395)	(202,734)	(1.7)
Segro PLC	(49,568)	(438,259)	(3.7)
Severn Trent PLC	(10,265)	(320,589)	(2.7)
Spirax Group PLC	(11,553)	(1,148,634)	(9.7)
Unilever PLC	(15,796)	(904,748)	(7.7)
Whitbread PLC	(7,899)	(273,989)	(2.3)
Wise PLC	(25,719)	(354,344)	(3.0)
(38,621,080)
United States
Alcon AG	(4,879)	(445,227)	(3.8)
BP PLC	(535,469)	(2,770,137)	(23.5)
International Paper Co.	(96,307)	(5,346,965)	(45.3)
Swiss Re AG	(73,039)	(11,150,667)	(94.5)
Tenaris SA	(77,546)	(1,465,558)	(12.4)
(21,178,554)
Preferred Stocks
Germany
Dr Ing hc F Porsche AG	(914)	(58,194)	(0.5)
Volkswagen AG	(14,240)	(1,451,994)	(12.3)
Total Reference Entity — Short		(244,430,749)
Net Value of Reference Entity — SG Americas Securities LLC		$11,801,555
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of period end, termination date 04/18/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
AGL Energy Ltd.	228,494	$1,625,342	1.6%
JB Hi-Fi Ltd.	98,348	6,136,064	6.0
Sandfire Resources Ltd.	314,819	1,909,302	1.8
		9,670,708
Canada
Algonquin Power & Utilities Corp.	291,974	1,299,805	1.2
Aritzia, Inc.	3,114	149,770	0.1
Barrick Gold Corp.	68,767	1,124,233	1.1
Security	Shares	Value	% of Basket Value
Canada (continued)
BCE, Inc.	72,482	$1,726,083	1.7%
FirstService Corp.	13,287	2,416,408	2.3
IGM Financial, Inc.	8,702	279,199	0.3
Keyera Corp.	89,426	2,537,536	2.5
Stantec, Inc.	28,852	2,232,762	2.2
		11,765,796
Denmark
Genmab A/S	248	48,746	0.0
France
Air Liquide SA	10,704	1,869,794	1.8
Capgemini SE	42,433	7,710,769	7.5
Engie SA	466,971	7,708,702	7.5
Gaztransport Et Technigaz SA	16,094	2,458,531	2.4
Valeo SE	1,363,423	15,197,884	14.8
		34,945,680
Germany
Adidas AG, Class N	109,929	28,983,867	28.2
Deutsche Post AG, Class N	67,434	2,427,814	2.4
E.ON SE, Class N	1,028,070	12,177,297	11.8
Merck KGaA	28,267	4,266,973	4.2
		47,855,951
Hong Kong
Link REIT	1,539,803	6,362,106	6.2
Italy
A2A SpA	65,768	155,320	0.2
Intesa Sanpaolo SpA	1,465,070	6,341,308	6.2
Mediobanca Banca di Credito Finanziario SpA	24,716	404,040	0.4
Saipem SpA	774,617	1,890,191	1.8
Unipol Assicurazioni SpA	8,388	113,663	0.1
		8,904,522
Japan
Amada Co. Ltd.	70,500	727,947	0.7
Astellas Pharma, Inc.	125,700	1,218,538	1.2
Ebara Corp.	303,900	5,005,884	4.9
J Front Retailing Co. Ltd.	62,800	879,895	0.8
Kawasaki Kisen Kaisha Ltd.	220,700	2,792,896	2.7
Kyocera Corp.	703,500	7,302,184	7.1
Mitsubishi Chemical Group Corp.	252,700	1,290,705	1.2
NEC Corp.	110,800	10,989,013	10.7
NIDEC Corp.	391,200	6,756,624	6.6
NIPPON EXPRESS HOLDINGS, Inc.	50,100	812,023	0.8
Obayashi Corp.	204,800	2,750,489	2.7
Shimizu Corp.	408,300	3,540,076	3.4
Sumitomo Mitsui Trust Group, Inc.	172,900	4,347,624	4.2
Tokyo Tatemono Co. Ltd.	23,900	368,565	0.4
Ulvac, Inc.	22,700	892,752	0.9
		49,675,215
Macau
Galaxy Entertainment Group Ltd., Class L	14,000	60,922	0.1
New Zealand
Xero Ltd.	44,858	5,048,994	4.9

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Norway
Aker BP ASA	108,110	$2,256,519	2.2%
Frontline PLC	116,613	2,019,737	2.0
		4,276,256
Spain
ACS Actividades de Construccion y Servicios SA	282,113	14,363,557	14.0
Telefonica SA	1,642,894	6,693,636	6.5
		21,057,193
United Kingdom
Intertek Group PLC	444,801	28,052,955	27.3
J Sainsbury PLC	725,073	2,277,270	2.2
Smiths Group PLC	150,896	3,843,349	3.7
TechnipFMC PLC	1,163,444	34,961,492	34.0
		69,135,066
United States
AECOM	62,871	6,629,118	6.5
American Airlines Group, Inc.	1,147,438	19,414,651	18.9
Ameriprise Financial, Inc.	26,139	14,202,887	13.8
Applied Materials, Inc.	70,329	12,683,835	12.3
Aramark	93,584	3,641,353	3.5
AutoNation, Inc.	10,312	1,944,328	1.9
AvalonBay Communities, Inc.	29,515	6,537,868	6.4
Booz Allen Hamilton Holding Corp., Class A	153,512	19,803,048	19.3
BorgWarner, Inc.	707,227	22,560,541	21.9
Box, Inc., Class A	18,652	622,790	0.6
Caesars Entertainment, Inc.	77,108	2,779,743	2.7
Cintas Corp.	108,461	21,754,023	21.2
Columbia Banking System, Inc.	4,379	122,174	0.1
Crown Holdings, Inc.	191,814	16,852,778	16.4
CubeSmart	51,962	2,166,815	2.1
Delta Air Lines, Inc.	20,464	1,376,613	1.3
Dick’s Sporting Goods, Inc.	4,923	1,181,766	1.2
DuPont de Nemours, Inc.	55,459	4,259,251	4.1
Encompass Health Corp.	96,156	9,545,406	9.3
Essent Group Ltd.	46,015	2,680,374	2.6
Essex Property Trust, Inc.	8,390	2,387,542	2.3
Flowserve Corp.	68,328	4,278,699	4.2
Fox Corp., Class A	56,793	2,906,666	2.8
Freeport-McMoRan, Inc.	777,018	27,856,095	27.1
Impinj, Inc.	5,176	656,783	0.6
Intel Corp.	1,166,011	22,655,594	22.0
Intercontinental Exchange, Inc.	79,837	12,760,348	12.4
Invesco Ltd.	182,834	3,515,898	3.4
Jazz Pharmaceuticals PLC	37,517	4,665,989	4.5
Jones Lang LaSalle, Inc.	13,861	3,919,891	3.8
Lamar Advertising Co., Class A	31,449	3,975,783	3.9
Lazard, Inc., Class A	90,179	4,903,032	4.8
Lincoln Electric Holdings, Inc.	22,340	4,440,745	4.3
MasTec, Inc.	241,628	35,057,807	34.1
Medpace Holdings, Inc.	7,825	2,732,099	2.7
MKS Instruments, Inc.	29,003	3,285,460	3.2
Natera, Inc.	7,423	1,313,277	1.3
New York Times Co., Class A	40,624	2,205,883	2.2
NVR, Inc.	405	3,246,553	3.2
Oshkosh Corp.	24,906	2,899,058	2.8
Pinnacle West Capital Corp.	330,373	28,729,236	27.9
Pool Corp.	13,780	4,743,765	4.6
Post Holdings, Inc.	17,068	1,811,939	1.8
Qualys, Inc.	32,873	4,582,825	4.5
Regeneron Pharmaceuticals, Inc.	1,261	848,628	0.8
Security	Shares	Value	% of Basket Value
United States (continued)
Royal Gold, Inc.	52,926	$7,400,113	7.2%
S&P Global, Inc.	19,351	10,089,805	9.8
Sarepta Therapeutics, Inc.	9,316	1,059,416	1.0
SBA Communications Corp., Class A	15,015	2,966,363	2.9
Taylor Morrison Home Corp., Class A	64,956	4,187,064	4.1
Tenet Healthcare Corp.	146,071	20,579,943	20.0
Trane Technologies PLC	13,645	4,949,724	4.8
Travelers Cos, Inc.	107,240	26,293,103	25.6
Universal Health Services, Inc., Class B	106,480	20,077,869	19.5
VeriSign, Inc.	23,056	4,957,040	4.8
Williams Cos, Inc.	173,858	9,636,949	9.4
Zoetis, Inc., Class A	12,145	2,075,581	2.0
		475,411,927
Preferred Stocks
Germany
Henkel AG & Co KGaA	203,451	17,775,485	17.3
Rights
Spain
ACS Actividades de Construccion y Servicios SA, (Expires 02/19/25, Strike Price EUR, 0.45)	282,113	139,308	0.1
Total Reference Entity — Long		762,133,875
Reference Entity — Short
Common Stocks
Belgium
D’ieteren Group	(17,340)	(2,908,561)	(2.8)
Lotus Bakeries NV	(100)	(1,066,692)	(1.1)
		(3,975,253)
Cameroon, United Republic Of
Golar LNG Ltd.	(24,330)	(991,448)	(1.0)
Canada
RB Global, Inc.	(1)	(89)	(0.0)
China
Wharf Holdings Ltd.	(5,000)	(12,192)	(0.0)
Denmark
Coloplast A/S, Class B	(26,080)	(3,003,569)	(2.9)
Demant A/S	(55,494)	(2,228,010)	(2.2)
Novozymes A/S, Class B	(21,015)	(1,204,854)	(1.2)
Orsted A/S	(29,446)	(1,135,454)	(1.1)
Rockwool A/S, Class B	(702)	(248,589)	(0.2)
		(7,820,476)
Finland
Neste OYJ	(67,818)	(859,341)	(0.8)
France
EssilorLuxottica SA	(154,737)	(42,468,908)	(41.3)
Sartorius Stedim Biotech	(12,593)	(2,903,679)	(2.8)
		(45,372,587)
Germany
Bayerische Motoren Werke AG	(294,758)	(23,937,178)	(23.3)
Daimler Truck Holding AG	(185,896)	(8,186,383)	(8.0)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class N, Registered Shares	(37,483)	(20,316,995)	(19.7)
		(52,440,556)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Hong Kong
MTR Corp. Ltd.	(59,000)	$(184,961)	(0.2)%
Israel
Global-e Online Ltd.	(16,291)	(975,668)	(1.0)
Oddity Tech Ltd., Class A	(11,041)	(526,877)	(0.5)
(1,502,545)
Italy
Nexi SpA	(368,258)	(1,870,140)	(1.8)
Ryanair Holdings PLC	(1,339,914)	(28,096,201)	(27.3)
(29,966,341)
Japan
Allegro MicroSystems, Inc.	(122,365)	(2,947,773)	(2.9)
Hoshizaki Corp.	(22,700)	(840,153)	(0.8)
Ibiden Co. Ltd.	(5,600)	(164,209)	(0.2)
Japan Real Estate Investment Corp.	(655)	(461,462)	(0.4)
Keisei Electric Railway Co. Ltd.	(22,500)	(214,586)	(0.2)
Kikkoman Corp.	(24,100)	(252,236)	(0.2)
Nippon Building Fund, Inc.	(345)	(274,719)	(0.3)
Nippon Sanso Holdings Corp.	(9,400)	(266,213)	(0.3)
Nitori Holdings Co. Ltd.	(800)	(93,684)	(0.1)
Rakus Co. Ltd.	(29,300)	(363,924)	(0.4)
SG Holdings Co. Ltd.	(46,500)	(438,236)	(0.4)
Tohoku Electric Power Co., Inc.	(3,200)	(23,388)	(0.0)
Tokyo Gas Co. Ltd.	(6,300)	(178,219)	(0.2)
Tokyo Metro Co. Ltd.	(187,300)	(2,091,381)	(2.0)
(8,610,183)
Netherlands
Heineken Holding NV	(26,085)	(1,572,791)	(1.5)
IMCD NV	(17,050)	(2,670,036)	(2.6)
JDE Peet’s NV	(56,767)	(991,493)	(1.0)
(5,234,320)
New Zealand
Auckland International Airport Ltd.	(39,789)	(193,942)	(0.2)
Mercury NZ Ltd.	(22,565)	(80,225)	(0.1)
(274,167)
Singapore
Grab Holdings Ltd., Class A	(3,126,086)	(14,317,474)	(13.9)
Spain
EDP Renovaveis SA	(240,553)	(2,250,601)	(2.2)
Sweden
Epiroc AB, Class A	(394,480)	(7,517,370)	(7.3)
Epiroc AB, Class B	(116,163)	(1,939,272)	(1.9)
Getinge AB, Class B	(81,782)	(1,605,954)	(1.6)
Industrivarden AB, Class A	(29,112)	(1,033,642)	(1.0)
Lifco AB, Class B	(14,021)	(459,775)	(0.4)
Volvo AB, Class B	(307,866)	(8,482,756)	(8.3)
(21,038,769)
United Kingdom
InterContinental Hotels Group PLC	(74,685)	(9,958,596)	(9.7)
JD Sports Fashion PLC	(1,926,973)	(2,114,658)	(2.0)
(12,073,254)
United States
AES Corp.	(534,347)	(5,877,817)	(5.7)
AGCO Corp.	(223,102)	(23,298,542)	(22.7)
Air Lease Corp., Class A	(112,729)	(5,208,080)	(5.1)
Alight, Inc., Class A	(760,487)	(5,209,336)	(5.1)
Alliant Energy Corp.	(186,054)	(10,954,860)	(10.7)
Security	Shares	Value	% of Basket Value
United States (continued)
Amentum Holdings, Inc.	(254,829)	$(5,343,764)	(5.2)%
American Electric Power Co., Inc.	(148,585)	(14,614,821)	(14.2)
Antero Midstream Corp.	(146,570)	(2,350,983)	(2.3)
ATI, Inc.	(87,952)	(5,021,180)	(4.9)
Atlassian Corp., Class A	(14,205)	(4,357,810)	(4.2)
Aurora Innovation, Inc., Class A	(148,859)	(1,012,241)	(1.0)
Berkshire Hathaway, Inc., Class B	(43,149)	(20,222,642)	(19.7)
BILL Holdings, Inc.	(47,237)	(4,571,124)	(4.4)
Bloom Energy Corp., Class A	(10,857)	(256,008)	(0.2)
Core & Main, Inc., Class A	(91,253)	(5,150,319)	(5.0)
Coty, Inc., Class A	(639,823)	(4,689,903)	(4.6)
DaVita, Inc.	(10,099)	(1,779,444)	(1.7)
Eastman Chemical Co.	(8,203)	(817,429)	(0.8)
Entergy Corp.	(55,096)	(4,467,184)	(4.3)
Expand Energy Corp.	(215,179)	(21,862,186)	(21.3)
FedEx Corp.	(18,480)	(4,894,798)	(4.8)
First Solar, Inc.	(96,262)	(16,125,810)	(15.7)
Hamilton Lane, Inc., Class A	(111,162)	(17,694,767)	(17.2)
Hilton Grand Vacations, Inc.	(68,561)	(2,824,713)	(2.7)
Hormel Foods Corp.	(144,859)	(4,342,873)	(4.2)
HP, Inc.	(1,476,430)	(47,983,975)	(46.7)
Hyatt Hotels Corp., Class A	(10,164)	(1,608,250)	(1.6)
IDEX Corp.	(63,223)	(14,181,551)	(13.8)
International Paper Co.	(140,274)	(7,803,443)	(7.6)
KBR, Inc.	(51,403)	(2,797,351)	(2.7)
Lantheus Holdings, Inc.	(40,040)	(3,704,100)	(3.6)
Lumen Technologies, Inc.	(527,246)	(2,604,595)	(2.5)
MarketAxess Holdings, Inc.	(7,505)	(1,655,828)	(1.6)
Marvell Technology, Inc.	(29,768)	(3,359,616)	(3.3)
Mattel, Inc.	(142,543)	(2,657,002)	(2.6)
Paycom Software, Inc.	(17,908)	(3,716,984)	(3.6)
Pinnacle Financial Partners, Inc.	(563)	(70,246)	(0.1)
Procore Technologies, Inc.	(27,719)	(2,205,324)	(2.1)
PTC, Inc.	(14,635)	(2,831,580)	(2.8)
Pure Storage, Inc., Class A	(222,632)	(15,092,223)	(14.7)
Rocket Lab USA, Inc., Class A	(105,907)	(3,076,598)	(3.0)
Saia, Inc.	(28,461)	(13,664,411)	(13.3)
Shift4 Payments, Inc., Class A	(35,748)	(4,284,398)	(4.2)
Smurfit WestRock PLC	(937,918)	(49,794,067)	(48.4)
SPS Commerce, Inc.	(8,534)	(1,576,059)	(1.5)
Starwood Property Trust, Inc.	(417,422)	(8,077,116)	(7.9)
Stellantis NV	(209,725)	(2,800,225)	(2.7)
Summit Therapeutics, Inc.	(8,415)	(180,922)	(0.2)
Symbotic, Inc., Class A	(4,751)	(139,442)	(0.1)
Take-Two Interactive Software, Inc.	(8,242)	(1,528,973)	(1.5)
Terreno Realty Corp.	(297,863)	(19,486,197)	(18.9)
Tesla, Inc.	(14,342)	(5,802,773)	(5.6)
WP Carey, Inc.	(132,552)	(7,410,982)	(7.2)
Xcel Energy, Inc.	(379,982)	(25,534,790)	(24.8)
Zscaler, Inc.	(18,876)	(3,824,089)	(3.7)
(452,401,744)
Total Reference Entity — Short		(659,326,301)
Net Value of Reference Entity — UBS AG		$102,807,574

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of period end, termination dates 05/11/26 - 11/23/29:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
Challenger Ltd.	321,103	$1,247,177	(17.6)%
Cleanaway Waste Management Ltd.	1,261,001	2,159,184	(30.5)
Credit Corp Group Ltd.	88,936	848,487	(12.0)
Dicker Data Ltd.	100,437	534,507	(7.5)
Downer EDI Ltd.	186,820	657,520	(9.3)
Flight Centre Travel Group Ltd.	304,482	3,356,400	(47.4)
NRW Holdings Ltd.	227,519	479,108	(6.7)
Pinnacle Investment Management Group Ltd.	167,892	2,632,370	(37.2)
Regis Resources Ltd.	508,050	946,709	(13.4)
Ventia Services Group Pty Ltd.	178,538	419,705	(5.9)
		13,281,167
Austria
ANDRITZ AG	3,190	180,620	(2.6)
Kontron AG	7,804	158,751	(2.2)
		339,371
Canada
Atco Ltd., Class I	44,327	1,410,009	(19.9)
Bird Construction, Inc.	136,702	2,225,458	(31.4)
Centerra Gold, Inc.	620,458	3,880,664	(54.8)
Extendicare, Inc.	175,056	1,246,657	(17.6)
Fortuna Mining Corp.	42,700	216,240	(3.1)
Freehold Royalties Ltd.	337,376	2,901,710	(41.0)
Innergex Renewable Energy, Inc.	198,597	994,796	(14.0)
Lundin Gold, Inc.	32,313	800,405	(11.3)
North American Construction Group Ltd.	41,608	790,161	(11.2)
Obsidian Energy Ltd.	138,590	713,285	(10.1)
Secure Waste Infrastructure Corp.	828,889	8,566,356	(120.9)
SilverCrest Metals, Inc.	53,668	562,400	(7.9)
Surge Energy, Inc.	279,903	1,043,846	(14.7)
Vermilion Energy, Inc.	1,249,769	11,514,368	(162.6)
		36,866,355
France
Etablissements Maurel et Prom SA	68,896	441,230	(6.2)
ICADE	23,688	556,978	(7.9)
Societe BIC SA	1,087	71,719	(1.0)
Ubisoft Entertainment SA	554,248	6,395,113	(90.3)
		7,465,040
Georgia
TBC Bank Group PLC	11,510	476,659	(6.7)
Germany
Aroundtown SA	295,382	876,495	(12.4)
Deutsche Pfandbriefbank AG	52,146	295,950	(4.2)
Duerr AG	17,299	426,090	(6.0)
Grand City Properties SA	25,977	299,957	(4.2)
TAG Immobilien AG	61,478	913,653	(12.9)
		2,812,145
Israel
Ituran Location and Control Ltd.	43,708	1,459,410	(20.6)
Italy
Banca IFIS SpA	22,300	489,311	(6.9)
Security	Shares	Value	% of Basket Value
Italy (continued)
Credito Emiliano SpA	10,398	$122,072	(1.7)%
De’ Longhi SpA	30,706	1,079,574	(15.2)
Hera SpA	760,896	2,782,486	(39.3)
Maire SpA	37,515	369,383	(5.2)
PRADA SpA	107,600	862,688	(12.2)
Sesa SpA	587	41,428	(0.6)
Webuild SpA	450,989	1,373,510	(19.4)
		7,120,452
Japan
Aisan Industry Co. Ltd.	24,800	304,733	(4.3)
Alps Alpine Co. Ltd.	400,800	4,007,853	(56.6)
Citizen Watch Co. Ltd.	568,300	3,443,401	(48.6)
Coca-Cola Bottlers Japan Holdings, Inc.	171,200	2,663,742	(37.6)
Dai-Dan Co. Ltd.	28,300	670,898	(9.5)
Digital Garage, Inc.	86,600	2,223,065	(31.4)
DTS Corp.	28,600	780,049	(11.0)
Hokuriku Electric Power Co.	68,000	378,065	(5.3)
Hyakugo Bank Ltd.	235,500	1,032,348	(14.6)
Ito En Ltd.	82,400	1,818,211	(25.7)
Itochu Enex Co. Ltd.	9,300	95,178	(1.3)
JINS Holdings, Inc.	28,700	1,309,018	(18.5)
Kaneka Corp.	145,100	3,522,252	(49.7)
Kanematsu Corp.	301,900	5,051,306	(71.3)
Keiyo Bank Ltd.	265,400	1,392,369	(19.7)
Kyoritsu Maintenance Co. Ltd.	108,900	2,154,882	(30.4)
Maruha Nichiro Corp.	65,100	1,255,170	(17.7)
Mitsui Mining & Smelting Co. Ltd.	266,700	7,863,076	(111.0)
Nippon Shinyaku Co. Ltd.	286,400	6,929,947	(97.8)
Nippon Shokubai Co. Ltd.	232,300	2,817,998	(39.8)
Nitto Boseki Co. Ltd.	30,300	1,113,724	(15.7)
NTN Corp.	348,600	558,382	(7.9)
Resorttrust, Inc.	42,500	890,871	(12.6)
San-In Godo Bank Ltd.	271,800	2,323,258	(32.8)
Sanki Engineering Co. Ltd.	10,300	207,374	(2.9)
Seino Holdings Co. Ltd.	130,300	1,966,972	(27.8)
Senko Group Holdings Co. Ltd.	42,100	422,093	(6.0)
SHO-BOND Holdings Co. Ltd.	40,300	1,305,931	(18.4)
Siix Corp.	147,200	1,071,519	(15.1)
Taikisha Ltd.	17,800	535,755	(7.6)
Toho Gas Co. Ltd.	94,600	2,374,403	(33.5)
Toho Holdings Co. Ltd.	228,200	6,308,763	(89.1)
Tokyotokeiba Co. Ltd.	54,500	1,572,051	(22.2)
Tomy Co. Ltd.	37,700	1,161,769	(16.4)
Tsubakimoto Chain Co.	3,300	40,547	(0.6)
YAMABIKO Corp.	17,500	308,052	(4.4)
Yamaguchi Financial Group, Inc.	312,300	3,480,349	(49.1)
Yamazen Corp.	29,400	253,209	(3.6)
Yaoko Co. Ltd.	2,700	157,905	(2.2)
Yokogawa Bridge Holdings Corp.	16,500	286,591	(4.0)
		76,053,079
Monaco
Scorpio Tankers, Inc.	90,341	4,302,038	(60.8)
Netherlands
Koninklijke BAM Groep NV	154,100	676,515	(9.6)
Koninklijke Heijmans N.V	23,381	779,070	(11.0)
		1,455,585
Norway
Aker Solutions ASA	123,577	350,880	(5.0)
Elkem ASA	141,522	279,075	(3.9)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Norway (continued)
Odfjell Drilling Ltd.	33,060	$181,124	(2.6)%
Storebrand ASA	50,446	593,992	(8.4)
Wallenius Wilhelmsen ASA	128,396	1,037,382	(14.6)
		2,442,453
Portugal
Mota-Engil SGPS SA	358,140	1,063,938	(15.0)
Singapore
Keppel REIT	1,870,400	1,173,339	(16.6)
Sweden
Attendo AB	56	259	(0.0)
Switzerland
International Workplace Group PLC	247,880	526,543	(7.4)
United Kingdom
4imprint Group PLC	58,218	4,309,096	(60.8)
Anglogold Ashanti Plc	86,413	2,610,537	(36.9)
Ashmore Group PLC	532,071	1,121,515	(15.8)
Coats Group PLC	766,878	912,818	(12.9)
Currys PLC	2,368,210	2,758,694	(38.9)
Firstgroup PLC	178,636	361,251	(5.1)
Global Ship Lease, Inc., Class A	162,495	3,506,642	(49.5)
J D Wetherspoon PLC	72,916	565,053	(8.0)
Kier Group PLC	419,963	777,438	(11.0)
Mitchells & Butlers PLC	95,894	274,277	(3.9)
Morgan Sindall Group PLC	13,187	599,386	(8.5)
Quilter PLC	1,610,831	3,237,572	(45.7)
Savills PLC	68,734	910,184	(12.8)
TP ICAP Group PLC	262,240	886,037	(12.5)
		22,830,500
United States
1-800-Flowers.com, Inc., Class A	23,190	186,216	(2.6)
1st Source Corp.	53,379	3,347,931	(47.3)
ABM Industries, Inc.	120,793	6,445,514	(91.0)
Accel Entertainment, Inc., Class A	17,206	193,912	(2.7)
Adtalem Global Education, Inc.	21,366	2,288,940	(32.3)
Advance Auto Parts, Inc.	99,799	4,840,251	(68.3)
Allient, Inc.	10,845	273,402	(3.9)
Alphatec Holdings, Inc.	131,920	1,555,337	(22.0)
Amneal Pharmaceuticals, Inc., Class A	439,007	3,626,198	(51.2)
Anterix, Inc.	1,889	53,969	(0.8)
Apogee Enterprises, Inc.	2,546	129,897	(1.8)
Atkore, Inc.	160,407	13,063,546	(184.4)
AtriCure, Inc.	62,441	2,489,523	(35.1)
Berry Corp.	321,312	1,400,920	(19.8)
BlackLine, Inc.	8,099	517,121	(7.3)
BOK Financial Corp.	108,140	11,940,819	(168.6)
Camden National Corp.	17,678	801,874	(11.3)
Castle Biosciences, Inc.	11,194	316,454	(4.5)
Cohen & Steers, Inc.	60,126	5,328,967	(75.2)
Compass Minerals International, Inc.	91,233	1,063,777	(15.0)
Compass, Inc., Class A	767,727	5,566,021	(78.6)
ConnectOne Bancorp, Inc.	10,887	275,877	(3.9)
CorVel Corp.	3,213	372,226	(5.3)
Coursera, Inc.	293,073	2,259,593	(31.9)
CRA International, Inc.	6,721	1,233,841	(17.4)
CSG Systems International, Inc.	15,915	935,643	(13.2)
Deluxe Corp.	25,440	589,954	(8.3)
Digi International, Inc.	38,062	1,189,437	(16.8)
Security	Shares	Value	% of Basket Value
United States (continued)
Dime Community Bancshares, Inc.	18,713	$584,407	(8.3)%
Dole PLC	35,675	485,894	(6.9)
Dorian LPG Ltd.	51,444	1,236,714	(17.5)
DXC Technology Co.	234,711	5,097,923	(72.0)
Eagle Bancorp, Inc.	9,804	256,963	(3.6)
El Pollo Loco Holdings, Inc.	58,532	694,775	(9.8)
Envista Holdings Corp.	124,963	2,564,241	(36.2)
EverQuote, Inc., Class A	220,941	4,463,008	(63.0)
EZCORP, Inc., Class A	8,478	101,821	(1.4)
Federated Hermes, Inc., Class B	399,317	15,880,837	(224.2)
First Financial Corp.	34,060	1,641,351	(23.2)
Fulgent Genetics, Inc.	5,935	98,758	(1.4)
GCM Grosvenor, Inc., Class A	32,223	435,655	(6.1)
Getty Realty Corp.	21,522	667,397	(9.4)
Gladstone Commercial Corp.	51,696	837,992	(11.8)
Hackett Group, Inc.	16,464	508,408	(7.2)
Health Catalyst, Inc.	67,185	378,252	(5.3)
Healthcare Services Group, Inc.	10,607	117,632	(1.7)
HealthStream, Inc.	25,299	826,012	(11.7)
Heidrick & Struggles International, Inc.	27,222	1,265,551	(17.9)
Itron, Inc.	9,475	1,017,236	(14.4)
Kaiser Aluminum Corp.	11,548	808,360	(11.4)
Kforce, Inc.	83,766	4,668,279	(65.9)
Lindblad Expeditions Holdings, Inc.	126,770	1,612,514	(22.8)
M/I Homes, Inc.	66,394	8,352,365	(117.9)
Magnite, Inc.	155,032	2,666,550	(37.6)
MDU Resources Group, Inc.	349,727	6,232,135	(88.0)
Methode Electronics, Inc.	87,165	986,708	(13.9)
Midland States Bancorp, Inc.	7,515	144,739	(2.0)
Otter Tail Corp.	84,405	6,502,561	(91.8)
Park Hotels & Resorts, Inc.	946,085	12,762,687	(180.2)
Paymentus Holdings, Inc., Class A	21,992	702,864	(9.9)
Pennant Group, Inc.	8,500	224,995	(3.2)
Plexus Corp.	86,460	12,252,247	(173.0)
PRA Group, Inc.	23,060	509,857	(7.2)
Proto Labs, Inc.	36,081	1,505,660	(21.3)
REX American Resources Corp.	11,571	482,742	(6.8)
Rush Enterprises, Inc., Class A	7,217	438,433	(6.2)
Saul Centers, Inc.	38,442	1,403,902	(19.8)
Shutterstock, Inc.	181,840	5,367,917	(75.8)
SITE Centers Corp.	486,097	7,281,733	(102.8)
Southern Missouri Bancorp, Inc.	912	53,972	(0.8)
Southside Bancshares, Inc.	6,029	189,491	(2.7)
Travel & Leisure Co.	59,015	3,208,055	(45.3)
TTM Technologies, Inc.	29,722	730,864	(10.3)
Tutor Perini Corp.	87,898	2,117,463	(29.9)
Univest Financial Corp.	6,814	207,077	(2.9)
Viasat, Inc.	185,410	1,783,644	(25.2)
Walker & Dunlop, Inc.	5,379	516,761	(7.3)
Warby Parker, Inc., Class A	236,703	6,559,040	(92.6)
WK Kellogg Co.	96,196	1,595,892	(22.5)
World Acceptance Corp.	26,452	3,733,964	(52.7)
Yext, Inc.	18,042	118,716	(1.7)
		207,170,174
Total Reference Entity — Long		386,838,507
Reference Entity — Short
Common Stocks
Australia
Amotiv Ltd.	(5,339)	(35,535)	0.5

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Australia (continued)
Coronado Global Resources, Inc., CDI	(81,627)	$(32,943)	0.5%
Sigma Healthcare Ltd.	(816,255)	(1,442,842)	20.4
Silex Systems Ltd.	(96,114)	(364,415)	5.1
Strike Energy Ltd.	(1,211,592)	(174,955)	2.5
		(2,050,690)
Belgium
Azelis Group NV	(96,550)	(1,977,911)	27.9
Colruyt Group NV	(33,791)	(1,244,445)	17.6
Shurgard Self Storage Ltd.	(34,038)	(1,259,861)	17.8
		(4,482,217)
Bermuda
Conduit Holdings Ltd.	(50,644)	(285,029)	4.0
Canada
Algoma Steel Group, Inc.	(48,971)	(398,952)	5.6
Encore Energy Corp.	(106,894)	(351,569)	5.0
Endeavour Silver Corp.	(45,678)	(180,091)	2.5
EQB, Inc.	(15,404)	(1,148,504)	16.2
First Capital Real Estate Investment Trust	(6,498)	(74,309)	1.1
First National Financial Corp.	(10,526)	(293,324)	4.1
Skeena Resources Ltd.	(111,704)	(1,096,019)	15.5
		(3,542,768)
Denmark
Chemometec A/S	(12,814)	(992,523)	14.0
FLSmidth & Co A/S, Class B	(60,735)	(3,152,792)	44.5
Ringkjoebing Landbobank A/S	(4,865)	(793,521)	11.2
		(4,938,836)
Faeroe Islands
Bakkafrost P/F	(7,070)	(403,823)	5.7
Finland
Nokian Renkaat Oyj	(206,359)	(1,717,427)	24.2
France
Interparfums SA	(33,402)	(1,522,327)	21.5
SOITEC	(33,422)	(2,913,418)	41.2
Verallia SA	(15,016)	(462,193)	6.5
		(4,897,938)
Germany
Aurubis AG	(1,793)	(140,704)	2.0
Eckert & Ziegler SE	(5,135)	(290,032)	4.1
Fraport AG Frankfurt Airport Services Worldwide	(101,131)	(6,024,409)	85.0
K&S AG, Class N, Registered Shares	(223,403)	(3,109,038)	43.9
Sixt SE	(12,537)	(1,018,125)	14.4
		(10,582,308)
Ghana
Tullow Oil PLC	(3,751)	(837)	0.0
Israel
JFrog Ltd.	(71,075)	(2,470,567)	34.9
OPC Energy Ltd.	(11,462)	(98,445)	1.4
		(2,569,012)
Italy
Ermenegildo Zegna NV	(18,211)	(165,356)	2.3
Security	Shares	Value	% of Basket Value
Italy (continued)
Piaggio & C SpA	(74,453)	$(166,206)	2.3%
Stevanato Group SpA	(75,379)	(1,689,243)	23.9
		(2,020,805)
Japan
Aichi Steel Corp.	(300)	(13,389)	0.2
Anycolor, Inc.	(106,100)	(2,169,437)	30.6
Aozora Bank Ltd.	(210,100)	(3,242,820)	45.8
ASAHI YUKIZAI Corp.	(6,000)	(167,433)	2.4
C Uyemura & Co. Ltd.	(3,500)	(232,014)	3.3
Chiyoda Corp.	(494,400)	(961,342)	13.6
Colowide Co Ltd.	(52,300)	(575,371)	8.1
Cover Corp.	(66,000)	(1,180,929)	16.7
Daiei Kankyo Co. Ltd.	(15,700)	(286,401)	4.0
Enplas Corp.	(8,700)	(299,347)	4.2
Fujita Kanko, Inc.	(4,000)	(255,535)	3.6
Fukuyama Transporting Co. Ltd.	(16,400)	(388,493)	5.5
Future Corp.	(3,900)	(45,621)	0.6
Godo Steel Ltd.	(7,600)	(196,240)	2.8
Iino Kaiun Kaisha Ltd.	(24,900)	(179,654)	2.5
Integrated Design & Engineering Holdings Co. Ltd.	(32,100)	(1,341,581)	18.9
Japan Excellent, Inc.	(495)	(400,046)	5.7
Japan Investment Adviser Co. Ltd.	(2,800)	(22,710)	0.3
Krosaki Harima Corp.	(5,600)	(89,825)	1.3
Kumiai Chemical Industry Co. Ltd.	(5,900)	(28,835)	0.4
Mars Group Holdings Corp.	(23,300)	(475,587)	6.7
Mitsui E&S Co. Ltd.	(229,200)	(2,321,929)	32.8
Mori Hills REIT Investment Corp.	(405)	(327,623)	4.6
Musashi Seimitsu Industry Co. Ltd.	(1,100)	(21,599)	0.3
Namura Shipbuilding Co. Ltd.	(72,500)	(930,872)	13.1
Nitto Kogyo Corp.	(16,300)	(305,000)	4.3
Nomura Micro Science Co. Ltd.	(57,600)	(957,416)	13.5
Ohsho Food Service Corp.	(10,200)	(189,907)	2.7
PILLAR Corp.	(1,100)	(29,993)	0.4
PKSHA Technology, Inc.	(2,500)	(57,432)	0.8
RENOVA, Inc.	(105,900)	(421,041)	5.9
Rigaku Holdings Corp.	(8,600)	(50,681)	0.7
Roland Corp.	(5,900)	(150,245)	2.1
Septeni Holdings Co. Ltd.	(30,300)	(77,673)	1.1
Seven Bank Ltd.	(188,300)	(373,482)	5.3
Star Micronics Co. Ltd.	(11,200)	(140,772)	2.0
Taiyo Holdings Co. Ltd.	(16,700)	(449,191)	6.3
Tama Home Co. Ltd.	(27,300)	(577,936)	8.2
Torishima Pump Manufacturing Co. Ltd.	(4,600)	(67,212)	1.0
Workman Co. Ltd.	(91,500)	(2,561,300)	36.2
Yamae Group Holdings Co. Ltd.	(25,900)	(336,401)	4.8
		(22,900,315)
Jersey
Ithaca Energy PLC	(51,712)	(80,532)	1.1
Netherlands
AMG Critical Materials NV	(63,788)	(925,653)	13.1
Fugro NV, Class C	(113,280)	(1,808,162)	25.5
PostNL NV	(261,879)	(266,505)	3.8
Redcare Pharmacy NV	(27,291)	(3,421,794)	48.3
		(6,422,114)
New Zealand
Ryman Healthcare Ltd.	(668,630)	(1,644,625)	23.2
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Nigeria
Airtel Africa PLC	(1,654,268)	$(2,945,444)	41.6%
Norway
AutoStore Holdings Ltd.	(1,958,637)	(1,756,095)	24.8
FLEX LNG Ltd.	(76,218)	(1,944,321)	27.4
NEL ASA	(62,200)	(12,963)	0.2
Norwegian Air Shuttle ASA	(161,657)	(154,407)	2.2
		(3,867,786)
Portugal
Altri SGPS SA	(288,010)	(1,720,982)	24.3
REN - Redes Energeticas Nacionais SGPS SA	(321,297)	(791,620)	11.2
		(2,512,602)
Singapore
Kulicke & Soffa Industries, Inc.	(7,105)	(315,107)	4.5
Spain
Acerinox SA	(42,465)	(426,128)	6.0
Ence Energia y Celulosa SA	(110,249)	(397,864)	5.6
Sacyr SA	(621,990)	(2,034,388)	28.7
Vidrala SA	(3,335)	(341,489)	4.8
Viscofan SA	(15,270)	(967,891)	13.7
		(4,167,760)
Sweden
AFRY AB, Class B	(138,514)	(2,204,784)	31.1
Axfood AB	(84,229)	(1,807,978)	25.5
Elekta AB, Class B	(392,633)	(2,326,863)	32.9
Embracer Group AB	(130)	(2,629)	0.0
HMS Networks AB	(5,075)	(234,710)	3.3
Paradox Interactive AB	(2,953)	(57,793)	0.8
Sectra AB	(27,042)	(618,919)	8.7
SiriusPoint Ltd.	(382,568)	(5,570,190)	78.7
Thule Group AB	(18,067)	(572,040)	8.1
		(13,395,906)
Switzerland
Garrett Motion, Inc.	(110,484)	(1,058,437)	14.9
United Kingdom
Aston Martin Lagonda Global Holdings PLC	(101,022)	(130,939)	1.9
Auction Technology Group PLC	(33,016)	(252,988)	3.6
Breedon Group PLC	(412,715)	(2,231,121)	31.5
Fidelis Insurance Holdings Ltd.	(214,465)	(3,538,672)	50.0
Genius Sports Ltd.	(147,911)	(1,306,054)	18.4
Ibstock PLC	(123,664)	(257,596)	3.6
ITV PLC	(2,377,967)	(2,180,961)	30.8
Mobico Group PLC	(643,008)	(585,990)	8.3
Morgan Advanced Materials PLC	(626,710)	(2,113,511)	29.8
OSB Group PLC	(203,391)	(1,058,258)	14.9
Renewi PLC	(51,799)	(513,835)	7.3
Watches of Switzerland Group PLC	(72,226)	(511,001)	7.2
		(14,680,926)
United States
AAR Corp.	(52,406)	(3,551,031)	50.1
Academy Sports & Outdoors, Inc.	(24,432)	(1,278,038)	18.0
Adeia, Inc.	(84,801)	(1,089,693)	15.4
Aehr Test Systems	(12,552)	(142,214)	2.0
Apollo Commercial Real Estate Finance, Inc.	(221,368)	(1,961,321)	27.7
Applied Digital Corp.	(219,645)	(1,563,872)	22.1
Archer Aviation, Inc., Class A	(259,654)	(2,453,730)	34.6
Ashland, Inc.	(3,082)	(195,676)	2.8
Security	Shares	Value	% of Basket Value
United States (continued)
Associated Banc-Corp.	(2,698)	$(67,828)	1.0%
Astrana Health, Inc.	(96,714)	(3,565,845)	50.3
Atlanta Braves Holdings, Inc., Class C	(125,754)	(4,872,968)	68.8
Atlas Energy Solutions, Inc.	(121,721)	(2,794,714)	39.5
Avanos Medical, Inc.	(102,349)	(1,762,450)	24.9
Baldwin Insurance Group, Inc., Class A	(55,009)	(2,252,619)	31.8
Banner Corp.	(63,642)	(4,497,580)	63.5
Bausch & Lomb Corp.	(16,211)	(281,261)	4.0
Blackstone Mortgage Trust, Inc., Class A	(17,668)	(318,024)	4.5
Boston Omaha Corp., Class A	(27,726)	(403,136)	5.7
Braze, Inc., Class A	(1,799)	(82,718)	1.2
BrightView Holdings, Inc.	(230,524)	(3,633,058)	51.3
C3.ai, Inc.	(38,971)	(1,221,741)	17.2
Cadre Holdings, Inc.	(55,392)	(2,135,362)	30.1
Caleres, Inc.	(318,887)	(5,845,199)	82.5
Cavco Industries, Inc.	(6,193)	(3,150,008)	44.5
CECO Environmental Corp.	(55,652)	(1,576,065)	22.3
Centrus Energy Corp., Class A	(5,336)	(439,153)	6.2
Centuri Holdings, Inc.	(52,057)	(1,159,830)	16.4
Ceribell, Inc.	(2,979)	(68,547)	1.0
Coastal Financial Corp.	(8,756)	(780,860)	11.0
Columbia Financial, Inc.	(14,410)	(213,124)	3.0
Columbus McKinnon Corp.	(9,815)	(357,462)	5.0
Conduent, Inc.	(27,150)	(107,514)	1.5
CorMedix, Inc.	(39,184)	(402,420)	5.7
Cousins Properties, Inc.	(651,917)	(19,903,026)	281.0
Crescent Energy Co., Class A	(817,634)	(12,313,568)	173.8
Cricut, Inc., Class A	(38,192)	(205,091)	2.9
Cytek Biosciences, Inc.	(34,109)	(175,661)	2.5
Daktronics, Inc.	(15,939)	(261,559)	3.7
Definitive Healthcare Corp., Class A	(130,810)	(635,737)	9.0
DiamondRock Hospitality Co.	(128,158)	(1,125,227)	15.9
Distribution Solutions Group, Inc.	(13,334)	(430,022)	6.1
Driven Brands Holdings, Inc.	(174,616)	(2,882,910)	40.7
Easterly Government Properties, Inc.	(108,875)	(1,236,820)	17.5
Eastern Bankshares, Inc.	(247,673)	(4,547,276)	64.2
Edgewell Personal Care Co.	(11,551)	(384,648)	5.4
Embecta Corp.	(39,537)	(708,898)	10.0
Energy Fuels, Inc.	(64,145)	(338,523)	4.8
Enerpac Tool Group Corp., Class A	(218,780)	(9,886,668)	139.6
Enfusion, Inc., Class A	(92,453)	(1,031,776)	14.6
Enviri Corp.	(9,171)	(87,858)	1.2
F&G Annuities & Life, Inc.	(624)	(28,648)	0.4
Federal Agricultural Mortgage Corp., Class C	(4,885)	(966,155)	13.6
Figs, Inc., Class A	(22,978)	(130,745)	1.8
First Commonwealth Financial Corp.	(54,342)	(906,425)	12.8
First Community Bankshares, Inc.	(195)	(8,457)	0.1
Fiverr International Ltd.	(21,722)	(670,558)	9.5
Four Corners Property Trust, Inc.	(330,161)	(9,056,316)	127.9
Franklin Electric Co., Inc.	(6,179)	(617,838)	8.7
Fulton Financial Corp.	(56,078)	(1,140,627)	16.1
Global Business Travel Group, Inc., Class A	(384,043)	(3,387,259)	47.8
Global Medical REIT, Inc.	(40,435)	(317,010)	4.5
Green Brick Partners, Inc.	(2,186)	(132,187)	1.9
Guess?, Inc.	(205,429)	(2,652,088)	37.4
Hanesbrands, Inc.	(1,441,848)	(11,707,806)	165.3
HB Fuller Co.	(187,509)	(11,837,443)	167.1
HighPeak Energy, Inc.	(5,280)	(71,966)	1.0
Hippo Holdings, Inc.	(2,540)	(71,120)	1.0
Huron Consulting Group, Inc.	(20,783)	(2,634,869)	37.2
I3 Verticals, Inc., Class A	(161,856)	(4,028,596)	56.9

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Ibotta, Inc., Class A	(35,966)	$(2,607,535)	36.8%
Ingram Micro Holding Corp.	(11,880)	(277,042)	3.9
Inmode Ltd.	(228,016)	(3,924,155)	55.4
Innodata, Inc.	(27,358)	(1,014,435)	14.3
Innospec, Inc.	(1,533)	(173,766)	2.5
Integer Holdings Corp.	(538)	(76,514)	1.1
International Money Express, Inc.	(122,813)	(2,322,394)	32.8
iRhythm Technologies, Inc.	(2,025)	(220,421)	3.1
J & J Snack Foods Corp.	(2,939)	(403,319)	5.7
Janus International Group, Inc.	(444,442)	(3,684,424)	52.0
JetBlue Airways Corp.	(563,745)	(3,709,442)	52.4
Knowles Corp.	(27,680)	(523,982)	7.4
Kura Sushi USA, Inc., Class A	(52,627)	(4,210,160)	59.4
Lakeland Financial Corp.	(7,159)	(487,098)	6.9
Legacy Housing Corp.	(1,366)	(35,038)	0.5
Lemonade, Inc.	(126,689)	(4,211,142)	59.5
Liberty Media Corp.-Liberty Live, Class C	(21,853)	(1,608,162)	22.7
Limbach Holdings, Inc.	(8,312)	(768,694)	10.9
Live Oak Bancshares, Inc.	(90,358)	(3,206,805)	45.3
Marten Transport Ltd.	(198,421)	(3,055,683)	43.1
MaxCyte, Inc.	(30,827)	(139,030)	2.0
Meridianlink, Inc.	(15,484)	(298,067)	4.2
Middlesex Water Co.	(8,627)	(436,871)	6.2
Mirion Technologies, Inc., Class A	(15,547)	(246,265)	3.5
Moneylion, Inc.	(6,098)	(530,404)	7.5
NBT Bancorp, Inc.	(14,474)	(689,397)	9.7
NCR Atleos Corp.	(75,372)	(2,401,352)	33.9
Net Power, Inc., Class A	(64,354)	(552,801)	7.8
NextNav, Inc.	(2,966)	(36,867)	0.5
nLight, Inc.	(7,114)	(79,463)	1.1
NPK International, Inc.	(362,098)	(2,505,718)	35.4
Nu Skin Enterprises, Inc., Class A	(135,898)	(890,132)	12.6
OPENLANE, Inc.	(236,218)	(4,797,588)	67.7
Pathward Financial, Inc.	(10,429)	(831,504)	11.7
Peloton Interactive, Inc., Class A	(187,234)	(1,451,064)	20.5
Phathom Pharmaceuticals, Inc.	(60,570)	(362,814)	5.1
Pitney Bowes, Inc.	(22,096)	(196,875)	2.8
Rayonier, Inc.	(468,142)	(12,237,232)	172.8
RCI Hospitality Holdings, Inc.	(7,563)	(420,049)	5.9
Ready Capital Corp.	(193,813)	(1,288,856)	18.2
RXO, Inc.	(81,534)	(2,091,347)	29.5
Sable Offshore Corp., Class A	(177,767)	(4,431,731)	62.6
Scotts Miracle-Gro Co.	(11,384)	(807,809)	11.4
Select Water Solutions, Inc., Class A	(288,352)	(3,604,400)	50.9
Sezzle, Inc.	(5,580)	(1,305,776)	18.4
Smith Douglas Homes Corp., Class A	(136,684)	(3,315,954)	46.8
Sonoco Products Co.	(237,042)	(11,292,681)	159.4
StoneX Group, Inc.	(13,094)	(1,434,055)	20.2
Sweetgreen, Inc., Class A	(71,975)	(2,369,417)	33.5
Tarsus Pharmaceuticals, Inc.	(16,611)	(893,007)	12.6
Thermon Group Holdings, Inc.	(19,923)	(551,469)	7.8
Towne Bank	(34,600)	(1,237,642)	17.5
TreeHouse Foods, Inc.	(55,074)	(1,901,155)	26.8
TriMas Corp.	(95,244)	(2,314,429)	32.7
Triumph Group, Inc.	(203,033)	(3,804,838)	53.7
Trupanion, Inc.	(5,073)	(240,663)	3.4
Under Armour, Inc., Class A	(30,921)	(258,190)	3.6
Vicor Corp.	(16,233)	(830,156)	11.7
Vivid Seats, Inc., Class A	(369,790)	(1,590,097)	22.4
WaVe Life Sciences Ltd.	(95,040)	(1,099,613)	15.5
Security	Shares	Value	% of Basket Value
United States (continued)
Westrock Coffee Co.	(4,968)	$(34,577)	0.5%
White Mountains Insurance Group Ltd.	(1,666)	(3,219,478)	45.5
Worthington Steel, Inc.	(3,990)	(115,910)	1.6
Xenia Hotels & Resorts, Inc.	(307,356)	(4,598,046)	64.9
Xometry, Inc., Class A	(18,242)	(605,817)	8.6
XPEL, Inc.	(18,566)	(778,472)	11.0
		(282,385,731)
Rights
Spain
Sacyr SA, (Expires 02/12/25, Strike Price EUR	(621,990)	(52,588)	0.8
Total Reference Entity — Short		(393,921,563)
Net Value of Reference Entity — UBS AG		$(7,083,056)
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with UBS AG as of period end, termination dates 09/03/29 - 12/04/29:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
AGL Energy Ltd.	164,530	$1,170,348	40.4%
Computershare Ltd.	183,007	3,978,215	137.4
South32 Ltd.	788,350	1,618,757	55.9
Worley Ltd.	97,102	862,812	29.8
		7,630,132
Canada
Alamos Gold, Inc., Class A	165,254	3,455,512	119.3
Algonquin Power & Utilities Corp.	137,335	611,386	21.1
Aritzia, Inc.	1,193	57,378	2.0
Barrick Gold Corp.	129,250	2,113,035	73.0
Canadian Natural Resources Ltd.	304,460	9,248,914	319.4
Canadian Tire Corp. Ltd., Class A	13,547	1,525,139	52.7
Canadian Utilities Ltd., Class A	93,204	2,177,229	75.2
CGI, Inc.	12,320	1,452,359	50.2
Empire Co. Ltd., Class A	3,254	95,693	3.3
Finning International, Inc.	235,853	5,889,225	203.4
FirstService Corp.	28,158	5,120,887	176.8
IGM Financial, Inc.	20,517	658,278	22.7
Keyera Corp.	92,047	2,611,909	90.2
MEG Energy Corp.	36,580	599,788	20.7
Pembina Pipeline Corp.	7,945	286,782	9.9
Stantec, Inc.	58,846	4,553,899	157.3
Sun Life Financial, Inc.	89,962	5,187,818	179.2
TELUS Corp.	107,922	1,565,346	54.1
Thomson Reuters Corp.	35,916	6,035,549	208.4
TransAlta Corp., Class A	8,981	103,260	3.6
		53,349,386
Denmark
Genmab A/S	1,453	285,597	9.8
Vestas Wind Systems A/S	250,048	3,439,318	118.8
		3,724,915
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Finland
Nordea Bank Abp	98,832	$1,175,513	40.6%
France
AXA SA	132,150	5,013,395	173.1
Eiffage SA	22,731	2,030,717	70.1
Engie SA	111,349	1,838,136	63.5
Gaztransport Et Technigaz SA	3,880	592,712	20.5
Legrand SA	3,741	381,405	13.2
Valeo SE	1,112,784	12,404,046	428.4
Veolia Environnement SA	46,213	1,318,636	45.5
		23,579,047
Germany
Adidas AG, Class N	112,263	29,599,249	1,022.2
GEA Group AG	13,879	732,494	25.3
HUGO BOSS AG	24,518	1,148,620	39.7
Rational AG	970	861,969	29.8
		32,342,332
Italy
A2A SpA	312,643	738,349	25.5
BPER Banca SPA	1,163,544	7,926,288	273.7
DiaSorin SpA	678	72,619	2.5
Mediobanca Banca di Credito Finanziario SpA	78,784	1,287,905	44.5
Prysmian SpA	36,355	2,528,820	87.3
Unipol Assicurazioni SpA	236,677	3,207,141	110.8
		15,761,122
Japan
Amada Co. Ltd.	154,400	1,594,255	55.1
Asahi Intecc Co. Ltd.	390,900	6,554,095	226.4
Asahi Kasei Corp.	363,400	2,468,081	85.2
Astellas Pharma, Inc.	234,700	2,275,187	78.6
Bridgestone Corp.	94,900	3,404,148	117.6
Dai Nippon Printing Co. Ltd.	10,600	156,661	5.4
Ebara Corp.	59,800	985,034	34.0
Fujitsu Ltd.	174,100	3,367,052	116.3
Hulic Co. Ltd.	68,800	606,371	20.9
J Front Retailing Co. Ltd.	148,600	2,082,045	71.9
Kyocera Corp.	787,900	8,178,238	282.4
MISUMI Group, Inc.	11,000	176,061	6.1
Mitsubishi Chemical Group Corp.	299,300	1,528,722	52.8
Nexon Co. Ltd.	50,500	656,043	22.7
NIPPON EXPRESS HOLDINGS, Inc.	93,000	1,507,349	52.1
Nissan Chemical Corp.	5,800	174,506	6.0
Obayashi Corp.	212,100	2,848,529	98.4
Ono Pharmaceutical Co. Ltd.	29,200	303,778	10.5
Shimizu Corp.	259,600	2,250,805	77.7
Sumitomo Mitsui Trust Group, Inc.	150,300	3,779,340	130.5
Takashimaya Co. Ltd.	370,600	3,146,353	108.7
Takeda Pharmaceutical Co. Ltd.	286,900	7,717,614	266.5
Tokyo Tatemono Co. Ltd.	37,200	573,665	19.8
Tokyu Fudosan Holdings Corp.	207,200	1,330,366	45.9
		57,664,298
Macau
Galaxy Entertainment Group Ltd.	616,000	2,680,566	92.6
Netherlands
ASM International NV	873	506,500	17.5
Security	Shares	Value	% of Basket Value
New Zealand
Xero Ltd.	47,067	$5,297,628	182.9%
Norway
Aker BP ASA	138,467	2,890,144	99.8
Telenor ASA	293,881	3,593,445	124.1
		6,483,589
Singapore
Genting Singapore Ltd.	129,100	71,487	2.5
STMicroelectronics NV	1,483	33,131	1.1
		104,618
Spain
ACS Actividades de Construccion y Servicios SA	107,452	5,470,832	188.9
Banco Bilbao Vizcaya Argentaria SA	271,187	3,087,452	106.6
Telefonica SA	293,876	1,197,338	41.4
		9,755,622
Sweden
Assa Abloy AB, Class B	78,258	2,397,536	82.8
Investment AB Latour, Class B	5,607	146,599	5.1
		2,544,135
Turkey
Eldorado Gold Corp.	3,117	47,441	1.6
United Kingdom
Admiral Group PLC	3,493	116,703	4.0
Berkeley Group Holdings PLC	6,867	328,550	11.4
Intertek Group PLC	466,993	29,452,572	1,017.2
J Sainsbury PLC	1,288,893	4,048,086	139.8
Land Securities Group PLC	509,162	3,672,029	126.8
Taylor Wimpey PLC	64,484	95,501	3.3
		37,713,441
United States
Experian PLC	109,797	5,408,559	186.8
Zambia
First Quantum Minerals Ltd.	119,975	1,501,596	51.9
Rights
Spain
ACS Actividades de Construccion y Servicios SA, (Expires 02/19/25, Strike Price EUR, 0.45)	107,452	53,060	1.8
Total Reference Entity — Long		267,323,500
Reference Entity — Short
Common Stocks
Belgium
D’ieteren Group	(37,066)	(6,217,343)	(214.7)
Lotus Bakeries NV	(179)	(1,909,379)	(66.0)
Syensqo SA	(42,349)	(3,336,834)	(115.2)
		(11,463,556)
Canada
Onex Corp.	(17,826)	(1,367,230)	(47.2)
China
Wharf Holdings Ltd.	(233,000)	(568,154)	(19.6)

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Denmark
Coloplast A/S, Class B	(31,213)	$(3,594,724)	(124.1)%
Danske Bank A/S	(39,836)	(1,189,407)	(41.1)
Novozymes A/S, Class B	(29,924)	(1,715,634)	(59.3)
Orsted A/S	(89,834)	(3,464,047)	(119.6)
Rockwool A/S, Class B	(8,369)	(2,963,590)	(102.3)
Zealand Pharma A/S	(5,780)	(587,342)	(20.3)
(13,514,744)
Finland
Neste OYJ	(51,399)	(651,291)	(22.5)
Sampo Oyj, Class A	(50,951)	(2,103,272)	(72.6)
(2,754,563)
France
Accor SA	(10,579)	(543,863)	(18.8)
EssilorLuxottica SA	(66,821)	(18,339,602)	(633.4)
Eurazeo SE	(18,588)	(1,534,498)	(53.0)
Getlink SE	(4,247)	(67,941)	(2.3)
Pernod Ricard SA	(18,163)	(2,074,383)	(71.6)
Sartorius Stedim Biotech	(25,864)	(5,963,691)	(206.0)
(28,523,978)
Germany
BASF SE	(81,803)	(3,941,081)	(136.1)
Daimler Truck Holding AG	(224,006)	(9,864,650)	(340.7)
Mercedes-Benz Group AG, Class N	(191,257)	(11,636,102)	(401.9)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class N, Registered Shares	(37,895)	(20,540,312)	(709.4)
Puma SE	(29,851)	(936,731)	(32.3)
(46,918,876)
Hong Kong
MTR Corp. Ltd.	(357,000)	(1,119,169)	(38.7)
Ireland
Kingspan Group PLC	(24,252)	(1,682,402)	(58.1)
Italy
Davide Campari-Milano NV	(1,719,100)	(9,917,686)	(342.5)
Leonardo SpA	(16,788)	(524,483)	(18.1)
Nexi SpA	(293,041)	(1,488,162)	(51.4)
Snam SpA	(14,002)	(64,751)	(2.2)
Telecom Italia SpA	(9,859,177)	(2,706,214)	(93.5)
(14,701,296)
Japan
Hoshizaki Corp.	(28,000)	(1,036,313)	(35.8)
Japan Real Estate Investment Corp.	(800)	(563,618)	(19.5)
Keisei Electric Railway Co. Ltd.	(27,300)	(260,365)	(9.0)
Kikkoman Corp.	(29,400)	(307,707)	(10.6)
Maruwa Co. Ltd.	(300)	(73,452)	(2.5)
Nippon Building Fund, Inc.	(1,186)	(944,395)	(32.6)
Nippon Sanso Holdings Corp.	(12,200)	(345,511)	(11.9)
Nitori Holdings Co. Ltd.	(700)	(81,973)	(2.8)
Osaka Gas Co. Ltd.	(800)	(15,729)	(0.6)
Rakus Co. Ltd.	(35,900)	(445,900)	(15.4)
SG Holdings Co. Ltd.	(56,900)	(536,250)	(18.5)
Tohoku Electric Power Co., Inc.	(4,000)	(29,234)	(1.0)
Tokyo Gas Co. Ltd.	(3,800)	(107,497)	(3.7)
Tokyo Metro Co. Ltd.	(15,000)	(167,489)	(5.8)
Security	Shares	Value	% of Basket Value
Japan (continued)
Trial Holdings, Inc.	(11,900)	$(207,785)	(7.2)%
Zensho Holdings Co. Ltd.	(27,000)	(1,489,531)	(51.5)
(6,612,749)
Luxembourg
CVC Capital Partners PLC	(185,080)	(4,382,275)	(151.4)
Netherlands
ABN AMRO Bank NV	(23,722)	(397,892)	(13.7)
Adyen NV	(2,294)	(3,702,785)	(127.9)
Akzo Nobel NV	(96,828)	(5,499,639)	(189.9)
BE Semiconductor Industries NV	(9,818)	(1,252,103)	(43.3)
IMCD NV	(24,903)	(3,899,818)	(134.7)
JDE Peet’s NV	(62,018)	(1,083,207)	(37.4)
Koninklijke KPN NV	(857,893)	(3,104,305)	(107.2)
(18,939,749)
New Zealand
Mercury NZ Ltd.	(212,386)	(755,098)	(26.1)
Norway
Mowi ASA	(50,471)	(1,013,549)	(35.0)
Portugal
EDP SA	(1,003,697)	(3,155,798)	(109.0)
Galp Energia SGPS SA	(104,836)	(1,754,552)	(60.6)
Jeronimo Martins SGPS SA	(494,623)	(9,774,976)	(337.6)
(14,685,326)
Spain
Aena SME SA	(11,407)	(2,456,613)	(84.8)
Cellnex Telecom SA	(74,472)	(2,494,306)	(86.2)
EDP Renovaveis SA	(726,093)	(6,793,287)	(234.6)
Iberdrola SA	(6,227)	(87,997)	(3.0)
(11,832,203)
Sweden
Beijer Ref AB	(5,513)	(81,807)	(2.8)
Epiroc AB, Class A	(320,800)	(6,113,294)	(211.1)
Epiroc AB, Class B	(157,426)	(2,628,132)	(90.8)
Getinge AB, Class B	(104,687)	(2,055,739)	(71.0)
Hexagon AB	(144,925)	(1,677,902)	(57.9)
Lifco AB, Class B	(14,263)	(467,711)	(16.2)
Nibe Industrier AB, Class B	(446,573)	(1,789,181)	(61.8)
Skandinaviska Enskilda Banken AB, Class A	(166,936)	(2,366,192)	(81.7)
Tele2 AB, Class B	(65,785)	(731,848)	(25.3)
Volvo AB, Class A	(106,238)	(2,930,629)	(101.2)
(20,842,435)
United Kingdom
BT Group PLC	(1,363,528)	(2,389,789)	(82.5)
Burberry Group PLC	(27,445)	(401,117)	(13.9)
DCC PLC	(24,653)	(1,699,876)	(58.7)
Diageo PLC	(259,820)	(7,740,145)	(267.3)
JD Sports Fashion PLC	(2,439,102)	(2,676,668)	(92.4)
Legal & General Group PLC	(659,469)	(1,969,264)	(68.0)
LondonMetric Property PLC	(2,480,824)	(5,707,221)	(197.1)
M&G PLC	(470,228)	(1,211,371)	(41.8)
Pearson PLC	(130,856)	(2,171,002)	(75.0)
Spirax Group PLC	(20,669)	(2,054,973)	(71.0)
Unilever PLC	(135,113)	(7,738,870)	(267.3)
Weir Group PLC	(58,004)	(1,730,304)	(59.8)
Wise PLC, Class A	(583,845)	(8,043,928)	(277.8)
(45,534,528)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States
International Paper Co.	(189,349)	$(10,512,657)	(363.1)%
Stellantis NV	(501,948)	(6,701,954)	(231.4)
(17,214,611)
Rights
Spain
Iberdrola SA, (Expires 02/05/25, Strike Price EUR	(6,227)	(1,466)	(0.0)
Total Reference Entity — Short		(264,427,957)
Net Value of Reference Entity — UBS AG		$2,895,543
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 63,966,664	$ —	$ —	$ 63,966,664
Preferred Securities
Preferred Stocks	—	—	2,632,366	2,632,366
U.S. Treasury Obligations	—	151,318,745	—	151,318,745
Short-Term Securities
Money Market Funds	17,613,512	—	—	17,613,512
U.S. Treasury Obligations	—	3,291,918,140	—	3,291,918,140
	$ 81,580,176	$ 3,443,236,885	$ 2,632,366	$ 3,527,449,427
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 3,472,736	$ 16,460,966	$ —	$ 19,933,702
Foreign Currency Exchange Contracts	—	2,096,501	—	2,096,501
Interest Rate Contracts	641,450	—	—	641,450
Liabilities
Equity Contracts	(1,983,893)	(78,927,833)	—	(80,911,726)

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Global Equity Market Neutral Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Foreign Currency Exchange Contracts	$ —	$ (134,671)	$ —	$ (134,671)
Interest Rate Contracts	(920,683)	—	—	(920,683)
	$ 1,209,610	$ (60,505,037)	$ —	$ (59,295,427)

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviation
ADR	American Depositary Receipt
AGC	Assured Guaranty Corp.
AMBAC	AMBAC Assurance Corp.
BAM	Build America Mutual Assurance Co.
CDI	CREST Depository Interest
FTSE	Financial Times Stock Exchange
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SCA	Societe en Commandite par Actions
SG	Syncora Guarantee
UT	Unlimited Tax
Schedule of Investments